UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Treasury Obligations — 90.8%
	U.S. Treasury Bills — 89.9%
2,000,000	0.062%, 02/12/09	1,998,398
2,000,000	0.107%, 02/19/09	1,999,523
1,500,000	0.110%, 02/26/09	1,499,601
3,750,000	0.451%, 01/08/09	3,746,744
2,000,000	0.515%, 02/05/09	1,998,113
5,000,000	0.550%, 12/18/08	4,998,861
1,925,000	0.631%, 01/02/09	1,923,527
5,875,000	0.740%, 12/11/08 (n)	5,873,418
3,180,000	0.759%, 01/22/09	3,176,808
525,000	0.815%, 05/21/09	522,975
400,000	0.848%, 05/15/09	398,487
1,000,000	0.961%, 10/22/09	991,175
1,225,000	1.052%, 12/26/08	1,224,763
1,941,000	1.079%, 01/15/09	1,938,392
1,650,000	1.094%, 01/29/09	1,647,327
4,481,529	1.246%, 12/04/08 (m)	4,481,065

		38,419,177

	U.S. Treasury Note — 0.9%
400,000	4.750%, 12/31/08	401,431

	Total Investments — 90.8% (Cost $38,820,608)*	38,820,608

	Other Assets in Excess of Liabilities — 9.2%	3,917,253

	NET ASSETS — 100.0%	$42,737,861

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	38,820,608	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 38,820,608	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 109.4%
		Asset-Backed Securities — 6.9%
84		American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 1.923%, 02/15/12 (e) (m)	79
194		Capital One Prime Auto Receivables Trust, Series 2007-1, Class A2, 5.430%, 02/15/10 (m)	193
1,010		Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, VAR, 2.176%, 01/09/12 (m)	875
901		Citigroup Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.500%, 10/25/36 (e) (f) (m)	432
		Countrywide Asset-Backed Certificates,
1,227		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	879
8		Series 2004-1, Class 3A, VAR, 1.675%, 04/25/34 (m)	5
590		Series 2004-1, Class M1, VAR, 1.895%, 03/25/34 (m)	354
480		Series 2004-1, Class M2, VAR, 1.945%, 03/25/34 (m)	336
139		Series 2005-3, Class AF3, VAR, 4.823%, 09/25/31 (m)	137
420		Series 2005-11, Class AF3, VAR, 4.778%, 02/25/36 (m) (f)	299
		Countrywide Home Equity Loan Trust,
108		Series 2004-1, Class A, VAR, 1.713%, 05/15/29 (m)	68
129		Series 2004-K, Class 2A, VAR, 1.723%, 02/15/34 (m)	59
		GSAMP Trust,
—	(h)	Series 2004-OPT, Class A1, VAR, 1.735%, 11/25/34	—	(h)
292		Series 2005-WMC2, Class A2B, VAR, 1.655%, 11/25/35 (m)	269
5,112		Helios Finance LP, (Cayman Islands), Series 2007-S1, Class B1, VAR, 2.153%, 10/20/14 (e) (f) (i)	2,403
		K2 (USA) LLC,
2,500		VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
8,000		Series 2, VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
9,000		Series 2007-2D, VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
9,000		Series 2007-2D, VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
8,500		Series 2007-2I, VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
3,100		Links Finance LLC, VAR, 0.000%, 12/31/09 (d) (e) (f) (i) (s)	—
		Long Beach Mortgage Loan Trust,
910		Series 2004-1, Class M1, VAR, 1.895%, 02/25/34 (m)	534
610		Series 2004-1, Class M2, VAR, 1.945%, 02/25/34 (m)	387
670		Series 2004-3, Class M1, VAR, 1.965%, 07/25/34 (m)	449
358		MASTR Asset Backed Securities Trust, Series 2006-AB1, Class A1, VAR, 1.535%, 02/25/36 (m)	350
610		New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 1.845%, 03/25/35 (m)	210
733		Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, VAR, 1.515%, 03/25/36 (m)	714
		Option One Mortgage Loan Trust,
206		Series 2003-1, Class A2, VAR, 2.235%, 02/25/33 (m)	157
—	(h)	Series 2003-5, Class A2, VAR, 1.715%, 08/25/33	—	(h)
619		Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, VAR, 1.625%, 01/25/36 (m)	476
		Residential Asset Securities Corp.,
107		Series 2002-KS4, Class AIIB, VAR, 1.895%, 07/25/32 (m)	63
141		Series 2003-KS5, Class AIIB, VAR, 1.975%, 07/25/33 (m)	101
15		Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, VAR, 1.645%, 06/25/36 (m)	15
		Wachovia Asset Securitization, Inc.,
228		Series 2002-HE2, Class A, VAR, 1.825%, 12/25/32 (m)	178
142		Series 2003-HE3, Class A, VAR, 1.645%, 11/25/33 (m)	112

		Total Asset-Backed Securities (Cost $56,040)	10,134

		Collateralized Mortgage Obligations — 16.8%
		Agency CMO — 3.3%
		Federal Home Loan Mortgage Corp., REMICS,
92		Series 2508, Class PE, 5.500%, 05/15/28 (m)	92
4,040		Series 2701, Class ST, IF, IO, 5.578%, 08/15/21 (m)	174
181		Series 2751, Class AI, IO, 5.000%, 04/15/22 (m)	1
504		Series 2772, Class GI, IO, 5.000%, 11/15/22 (m)	6
2,427		Series 2779, Class SM, IF, IO, 5.728%, 10/15/18 (m)	172
345		Series 2781, Class PI, IO, 5.000%, 10/15/23 (m)	4
5,244		Series 2861, Class GS, IF, IO, 5.778%, 01/15/21 (m)	151
1,613		Series 2891, Class LI, IO, 5.000%, 06/15/24 (m)	47
1,732		Series 2931, Class GA, 5.000%, 11/15/28 (m)	1,745
1,322		Series 2971, Class PI, IO, 5.500%, 03/15/26 (m)	43
237		Series 2980, Class QB, 6.500%, 05/15/35 (m)	241
2,550		Series 3149, Class IU, IO, 6.000%, 09/15/25 (m)	117
1,532		Federal National Mortgage Association REMICS, Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	80
		Federal National Mortgage Association Whole Loan,
61		Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	60
838		Series 2003-W6, Class 1A41, 5.398%, 10/25/42 (m)	848
6,752		Federal National Mortgage Association, STRIPS, Series 378, Class 5, IO, 5.000%, 07/01/36 (m)	988
441		Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27 (m)	6

			4,775

		Non-Agency CMO — 13.5%
		Adjustable Rate Mortgage Trust,
101		Series 2005-4, Class 7A2, VAR, 1.625%, 08/25/35 (m)	41
486		Series 2005-5, Class 6A21, VAR, 1.625%, 09/25/35 (m)	228
92		Series 2005-6A, Class 2A1, VAR, 1.705%, 11/25/35 (m)	43
2,917		CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (f) (m)	1,671
1,686		Countrywide Alternative Loan Trust, Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	1,217
		Countrywide Home Loan Mortgage Pass-Through Trust,
825		Series 2002-22, Class A20, 6.250%, 10/25/32 (m)	729
867		Series 2006-10, Class 1A10, 5.850%, 05/25/36 (m)	791
		CS First Boston Mortgage Securities Corp.,
165		Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	153
584		Series 2004-5, Class 1A8, 6.000%, 09/25/34 (m)	582
2,690		Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR1, Class 1A2, VAR, 1.605%, 02/25/36 (m)	2,025
453		Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 1.493%, 12/20/54 (m)	226
2,922		Greenpoint Mortgage Funding Trust, Series 2006-OH1, Class A1, VAR, 1.575%, 01/25/37 (m)	1,177
		RESI Finance LP, (Cayman Islands),
2,783		Series 2003-C, Class B3, VAR, 3.168%, 09/10/35 (e) (f) (m)	1,392
531		Series 2003-C, Class B4, VAR, 3.368%, 09/10/35 (e) (m)	291
587		Series 2003-D, Class B3, VAR, 3.068%, 12/10/35 (e) (m)	345
850		Series 2003-D, Class B4, VAR, 3.268%, 12/10/35 (e) (m)	435
1,013		Series 2005-A, Class B3, VAR, 2.348%, 03/10/37 (e) (m)	369
344		Series 2005-A, Class B4, VAR, 2.448%, 03/10/37 (e) (m)	102
2,496		Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.500%, 08/25/36 (m)	1,095
164		SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e) (i)	152
413		Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, VAR, 1.625%, 05/25/45 (m)	213
		WaMu Mortgage Pass Through Certificates,
480		Series 2005-AR15, Class A1A1, VAR, 1.655%, 11/25/45 (m)	198
282		Series 2005-AR17, Class A1A1, VAR, 1.665%, 12/25/45 (m)	115
278		Series 2005-AR2, Class 2A21, VAR, 1.725%, 01/25/45 (m)	120
430		Series 2005-AR9, Class A1A, VAR, 1.715%, 07/25/45 (m)	177
		Wells Fargo Mortgage Backed Securities Trust,
569		Series 2003-2, Class A6, 5.250%, 02/25/18 (m)	557
3,717		Series 2003-M, Class A1, VAR, 4.705%, 12/25/33 (m)	2,685
1,200		Series 2006-AR3, Class A1, VAR, 5.703%, 03/25/36 (m)	846
3,142		Series 2007-AR4, Class A1, VAR, 5.998%, 08/25/37 (m)	1,709

			19,684

		Total Collateralized Mortgage Obligations (Cost $38,455)	24,459

		Commercial Mortgage-Backed Securities — 0.5%
10		LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.323%, 03/15/27 (m)	10
785		Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35 (m)	647
170		Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42 (m)	126

		Total Commercial Mortgage-Backed Securities (Cost $965)	783

		Corporate Bonds — 40.3%
		Aerospace & Defense — 0.1%
265		L-3 Communications Corp., 5.875%, 01/15/15 (m)	215

		Auto Components — 0.3%
218		Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15 (m)	162
285		Tenneco, Inc., 8.125%, 11/15/15 (m)	123
365		TRW Automotive, Inc., 7.250%, 03/15/17 (e) (m)	168

			453

		Beverages — 0.8%
330		Constellation Brands, Inc., 7.250%, 09/01/16 (m)	274
960		Dr. Pepper Snapple Group, Inc., 6.820%, 05/01/18 (e) (m)	906

			1,180

		Capital Markets — 1.6%
		Goldman Sachs Group, Inc. (The),
750		3.250%, 06/15/12 (m)	751
845		6.750%, 10/01/37 (m)	542
210		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 8.875%, 04/01/15 (m)	86
1,645		Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (i) (x)	—	(h)
		Lehman Brothers Holdings, Inc.,
650		VAR, 08/21/09 (d) (m)	58
690		VAR, 05/25/10 (d) (m)	62
		Morgan Stanley,
125		5.450%, 01/09/17 (m)	99
810		5.625%, 01/09/12 (m)	735

			2,333

		Chemicals — 1.0%
480		Huntsman LLC, 11.500%, 07/15/12	432
580		Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e) (m)	103
450		Nalco Co., 8.875%, 11/15/13 (m)	360
255		PolyOne Corp., 8.875%, 05/01/12 (m)	156
490		Terra Capital, Inc., 7.000%, 02/01/17 (m)	354

			1,405

		Commercial Banks — 2.3%
670		Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (i)	7
2,535		Shinsei Finance II, (Cayman Islands), VAR, 7.160%, 12/31/49 (e) (m) (x)	524
2,020		VTB 24 Capital S.A. for Bank VTB 24 OSJC, (Ireland), VAR, 3.635%, 12/07/09	1,752
1,045		Woori Bank, (South Korea), VAR, 5.750%, 03/13/14 (e) (m)	1,031

			3,314

		Commercial Services & Supplies — 0.5%
190		ACCO Brands Corp., 7.625%, 08/15/15 (m)	99
475		Allied Waste North America, Inc., 7.250%, 03/15/15 (m)	419
185		Corrections Corp. of America, 6.250%, 03/15/13 (m)	163

			681

		Consumer Finance — 0.6%
545		Ford Motor Credit Co. LLC, 7.800%, 06/01/12 (m)	235
320		GMAC LLC, 6.875%, 08/28/12 (m)	112
650		John Deere Capital Corp., 5.350%, 04/03/18 (m)	573

			920

		Containers & Packaging — 0.1%
100		Owens Brockway Glass Container, Inc., 8.250%, 05/15/13 (m)	94
235		Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 (m)	66

			160

		Diversified Consumer Services — 0.3%
150		Service Corp. International, 7.375%, 10/01/14 (m)	122
445		Stewart Enterprises, Inc., 6.250%, 02/15/13 (m)	360

			482

		Diversified Financial Services — 7.1%
1,615		Allstate Life Global Funding Trusts, 5.375%, 04/30/13 (m)	1,525
195		Digicel Group Ltd., (Bermuda), 8.875%, 01/15/15 (e) (m)	100
940		General Electric Capital Corp., 5.875%, 01/14/38 (m)	770
1,340		Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	894
740		QBE Capital Funding II LP, (United Kingdom), VAR, 6.797%, 12/31/49 (e) (m) (x)	518
6,720		Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 2.585%, 11/13/09 (e) (m)	6,607

			10,414

		Diversified Telecommunication Services — 1.9%
665		Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e) (m)	482
		Qwest Communications International, Inc.,
385		7.250%, 02/15/11 (m)	304
44		VAR, 5.649%, 02/15/09 (m)	44
1,620		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13 (m)	1,490
490		Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e) (m)	402

			2,722

		Electric Utilities — 0.6%
270		Mirant Americas Generation LLC, 8.300%, 05/01/11 (m)	250
450		Spectra Energy Capital LLC, 7.500%, 09/15/38 (m)	343
235		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15 (e) (m)	150
235		Virginia Electric & Power Co., 6.350%, 11/30/37 (m)	204

			947

		Electrical Equipment — 0.1%
100		Baldor Electric Co., 8.625%, 02/15/17 (m)	73

		Electronic Equipment & Instruments — 0.0% (g)
260		NXP BV / NXP Funding LLC, (Netherlands), 9.500%, 10/15/15 (m)	47

		Food & Staples Retailing — 1.0%
1,348		CVS Pass-Through Trust, 6.036%, 12/10/28 (e) (m)	1,070
400		Wal-Mart Stores, Inc., 5.250%, 09/01/35 (m)	335

			1,405

		Food Products — 0.1%
185		Del Monte Corp., 6.750%, 02/15/15 (m)	151

		Gas Utilities — 0.6%
830		NGPL PipeCo LLC, 7.119%, 12/15/17 (e) (m)	714
270		Sonat, Inc., 7.625%, 07/15/11 (m)	223

			937

		Health Care Equipment & Supplies — 0.6%
360		Biomet, Inc., PIK, 10.375%, 10/15/12 (m)	266
735		Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	550

			816

		Health Care Providers & Services — 1.8%
400		Community Health Systems, Inc., 8.875%, 07/15/15 (m)	321
570		HCA, Inc., PIK, 9.625%, 11/15/16 (m)	410
2,240		UnitedHealth Group, Inc., VAR, 3.384%, 06/21/10 (m)	1,952

			2,683

		Hotels, Restaurants & Leisure — 0.4%
545		MGM Mirage, Inc., 5.875%, 02/27/14 (m)	278
455		Vail Resorts, Inc., 6.750%, 02/15/14 (m)	330

			608

		Household Durables — 0.4%
		Beazer Homes USA, Inc.,
205		6.500%, 11/15/13 (m)	74
70		6.875%, 07/15/15 (m)	25
320		Jarden Corp., 7.500%, 05/01/17 (m)	208
355		Sealy Mattress Co., 8.250%, 06/15/14 (m)	193
330		Simmons Co., SUB, 12/15/14 (m)	66

			566

		Household Products — 0.4%
		Visant Holding Corp.,
510		8.750%, 12/01/13 (m)	367
340		SUB, 10.250%, 12/01/13 (m)	249

			616

		Independent Power Producers & Energy Traders — 0.5%
505		Mirant North America LLC, 7.375%, 12/31/13 (m)	437
335		NRG Energy, Inc., 7.375%, 02/01/16 (m)	272

			709

		Insurance — 5.5%
310		American International Group, Inc., 8.250%, 08/15/18 (e) (m)	207
570		Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e) (m)	365
2,220		Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e) (m)	1,992
835		Nationwide Financial Services, 6.750%, 05/15/37 (m)	470
1,790		Nationwide Life Global Funding I, VAR, 4.370%, 10/09/09 (e) (m)	1,765
1,435		Principal Life Income Funding Trusts, 5.300%, 04/24/13 (m)	1,324
1,790		StanCorp Financial Group, Inc., VAR, 6.900%, 05/29/67 (m)	1,112
3,420		Stingray Pass-Through Trust, 5.902%, 01/12/15 (e) (m)	410
685		Swiss RE Capital I LP, (Switzerland), 6.854%, 12/31/49 (e) (m) (x)	345

			7,990

		IT Services — 0.1%
200		SunGard Data Systems, Inc., 10.250%, 08/15/15 (m)	116

		Leisure Equipment & Products — 0.2%
450		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e) (m)	315

		Machinery — 0.2%
445		Terex Corp., 8.000%, 11/15/17 (m)	318

		Media — 1.3%
575		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (m)	328
640		Dex Media West LLC/Dex Media Finance Co., 9.875%, 08/15/13 (m)	141
870		Dex Media, Inc., SUB, 9.000%, 11/15/13 (m)	113
285		DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15 (m)	232
530		Echostar DBS Corp., 7.125%, 02/01/16 (m)	376
320		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16 (m)	215
450		Time Warner Cable, Inc., 7.300%, 07/01/38 (m)	375
125		Videotron Ltee, (Canada), 6.875%, 01/15/14 (m)	104

			1,884

		Metals & Mining — 1.4%
225		Arch Western Finance LLC, 6.750%, 07/01/13 (m)	181
255		Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15 (m)	185
2,235		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13 (m)	1,737

			2,103

		Multiline Retail — 0.3%
185		Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15 (m)	79
415		Target Corp., 6.500%, 10/15/37 (m)	310

			389

		Multi-Utilities — 0.0% (g)
12		AES Corp. (The), 8.750%, 05/15/13 (e) (m)	11

		Oil, Gas & Consumable Fuels — 4.8%
890		Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38 (m)	658
430		Chesapeake Energy Corp., 6.500%, 08/15/17 (m)	294
740		EnCana Corp., (Canada), 6.625%, 08/15/37 (m)	575
1,440		Enterprise Products Operating LP, 6.300%, 09/15/17 (m)	1,184
668		Gazprom International S.A., (Russia), 7.201%, 02/01/20	494
180		Kinder Morgan Energy Partners LP, 6.500%, 02/01/37 (m)	128
1,535		ONEOK Partners LP, 5.900%, 04/01/12 (m)	1,461
253		Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e) (m)	256
1,345		Ras Laffan Liquefied Natural Gas Co., Ltd. III, (Qatar), 5.832%, 09/30/16 (e) (m)	1,131
960		XTO Energy, Inc., 6.375%, 06/15/38 (m)	749

			6,930

		Paper & Forest Products — 0.2%
345		Georgia-Pacific LLC, 7.000%, 01/15/15 (e) (m)	262

		Pharmaceuticals — 0.4%
600		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38 (m)	568

		Real Estate Investment Trusts (REITs) — 0.3%
530		Host Hotels & Resorts LP, 7.125%, 11/01/13 (m)	386

		Road & Rail — 0.1%
105		Hertz Corp. (The), 8.875%, 01/01/14 (m)	54
195		RSC Equipment Rental, Inc., 9.500%, 12/01/14 (m)	96

			150

		Semiconductors & Semiconductor Equipment — 0.3%
265		Freescale Semiconductor, Inc., PIK, 9.125%, 12/15/14 (m)	54
780		Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14 (m)	351

			405

		Software — 0.1%
310		Open Solutions, Inc., 9.750%, 02/01/15 (e) (m)	95

		Specialty Retail — 0.1%
160		Sally Holdings LLC, 9.250%, 11/15/14 (m)	121

		Textiles, Apparel & Luxury Goods — 0.1%
250		Hanesbrands, Inc., VAR, 6.508%, 12/15/14 (m)	161

		Thrifts & Mortgage Finance — 0.1%
185		Countrywide Financial Corp., VAR, 3.418%, 03/24/09 (m)	183

		Tobacco — 0.7%
595		Altria Group, Inc., 9.700%, 11/10/18 (m)	602
405		Philip Morris International, Inc., 6.375%, 05/16/38 (m)	347

			949

		Wireless Telecommunication Services — 1.0%
240		Cellco Partnership, 8.500%, 11/15/18 (e) (m)	242
215		Cricket Communications, Inc., 9.375%, 11/01/14 (m)	171
260		MetroPCS Wireless, Inc., 9.250%, 11/01/14 (m)	213
985		Rogers Communications, Inc., (Canada), 6.800%, 08/15/18 (m)	883

			1,509

		Total Corporate Bonds (Cost $83,388)	58,682

		Foreign Government Securities — 2.6%
1,415		Federal Republic of Brazil, (Brazil), 8.000%, 01/15/18	1,461
220		Government of Ukraine, (Ukraine), 6.580%, 11/21/16 (e)	90
640		IIRSA Norte Finance Ltd., (Peru), 8.750%, 05/30/24	512
900		National Agricultural Cooperative Federation, (South Korea), VAR, 5.750%, 06/18/14	775
150		Republic of Argentina, (Argentina), VAR, 3.127%, 08/03/12	37
860		United Mexican States, (Mexico), 8.000%, 09/24/22	882

		Total Foreign Government Securities (Cost $4,589)	3,757

		Loan Participations & Assignments — 2.2%
		Auto Components — 0.4%
		Allison Transmission, Term Loan B,
81		4.380%, 08/07/14 (m)	48
536		4.710%, 08/07/14 (m)	318
355		5.570%, 08/07/14 (m)	210

			576

		Independent Power Producers & Energy Traders — 0.5%
		TXU, Initial Tranche B-2 Term Loan,
724		5.267%, 10/10/14 (m)	494
258		5.888%, 10/10/14 (m)	176
8		7.262%, 10/10/14 (m)	5

			675

		IT Services — 0.2%
29		First Data Corp., Contract 2, Initial Tranche B1, Term Loan, 6.512%, 09/24/14 (m)	20
		First Data Corp., Initial Tranche B1, Term Loan,
425		4.149%, 09/24/14 (m)	288
13		5.947%, 09/24/14 (m)	8

			316

		Wireless Telecommunication Services — 1.1%
1,691		Alltel Communications, Tranche B-2 Term Loan, 5.316%, 05/16/15 (m)	1,607

		Total Loan Participations & Assignments (Cost 3,958)	3,174
		Mortgage Pass-Through Securities — 23.4%
10,495		Federal Home Loan Mortgage Corp., 4.500%, 01/15/14 (m)	11,155
69		Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
		6.000%, 02/01/11 - 04/01/11 (m)	70
		Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
245		TBA, 5.500%, 12/15/38 (m)	249
83		6.000%, 01/01/35 (m)	84
26		7.000%, 12/01/25 - 02/01/26 (m)	26
58		7.500%, 10/01/26 - 02/01/27 (m)	61
42		8.000%, 04/01/26 - 07/01/26 (m)	45
		Federal National Mortgage Association, 15 Year, Single Family,
7,100		TBA, 4.500%, 12/25/23 (m)	7,098
1,700		TBA, 6.000%, 12/25/23 (m)	1,736
		Federal National Mortgage Association, 30 Year, Single Family,
1,100		TBA, 4.500%, 12/25/38 (m)	1,084
6,650		TBA, 6.500%, 12/25/38	6,835
695		6.000%, 10/01/23 - 01/01/29 (m)	716
62		6.500%, 04/01/29 - 11/01/29 (m)	64
78		7.000%, 02/01/35 (m)	82
26		7.500%, 03/01/35 (m)	27
—	(h)	8.000%, 08/01/22 (m)	—	(h)
—	(h)	8.500%, 10/01/25 (m)	—	(h)
		Government National Mortgage Association, 30 Year, Single Family,
4,700		TBA, 6.000%, 12/15/38 (m)	4,800
1		9.000%, 04/15/11 (m)	—	(h)

		Total Mortgage Pass-Through Securities (Cost $33,266)	34,132

		Private Placements — 9.9%
2,839		81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.950%, 01/01/29 (i) (f)	3,013
10,261		200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.500%, 01/01/14 (i) (f)	10,623
710		200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage and Agreement on Co-op Apartment Building in New York City, 6.720%, 01/01/13 (i) (f)	741

		Total Private Placements (Cost $13,810)	14,377

		U.S. Treasury Obligations — 6.2%
		U.S. Treasury Bonds,
2,455		4.500%, 05/15/38 (m)	2,904
100		7.250%, 05/15/16 (k)	128
335		U.S. Treasury Inflation Indexed Notes, 2.125%, 04/30/10 (k)	342
		U.S. Treasury Notes,
1,260		1.500%, 10/31/10 (k) (m)	1,273
330		1.750%, 03/31/10 (k)	335
225		2.000%, 02/28/10 (k)	229
1,040		2.750%, 07/31/10 (k) (m)	1,073
625		2.750%, 10/31/13 (m)	650
105		2.875%, 06/30/10 (k)	108
175		3.375%, 10/15/09 (k)	179
485		3.500%, 02/15/10 (k)	502
450		3.875%, 05/15/09 (k)	457
320		4.000%, 02/15/15 (k)	354
85		4.500%, 09/30/11 (k)	93
85		4.625%, 07/31/09 (k)	87
265		4.875%, 08/15/09 (k)	272

		Total U.S. Treasury Obligations (Cost $8,727)	8,986

Shares

		Preferred Stocks — 0.6%
		Insurance — 0.6%
2,000		Axis Capital Holdings Ltd., (Bermuda), Series B, 12/01/15 (f) (i) (x) (Cost $2,030)	900

		Total Long-Term Investments (Cost $245,228)	159,384

NUMBER OF CONTRACTS

		Options Purchased — 2.8%
		Call Option Purchased — 2.8%
40		1 Year Eurodollar Mid-Curve, Expiring 12/12/08 @ $97.88, American Style	20
75		90 Day Eurodollar Futures, Expiring 12/10/08 @ $96.88, American Style	188
53		90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	55
75		90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.63, American Style	58

NOTIONAL AMOUNT

	Receiver Option Purchased on Interest Rate Swap
66,470	Expiring 02/12/09. If exercised the Fund receives semi-annually 2.565% and pays quarterly floating 3 month LIBOR expiring 02/17/10, European Style. Counterparty: Deutsche Bank AG, New York	457
35,630	Expiring 03/16/09. If exercised the Fund receives semi-annually 2.510% and pays quarterly floating 3 month LIBOR expiring 03/18/10, European Style. Counterparty: Barclays Bank plc	239
60,895	Expiring 12/03/08. If exercised the Fund receives semi-annually 2.255% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York	156
121,790	Expiring 12/03/08. If exercised the Fund receives semi-annually 3.005% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York	1,201
63,730	Expiring 12/11/08. If exercised the Fund receives semi-annually 2.875% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc	532
63,730	Expiring 12/11/08. If exercised the Fund receives semi-annually 3.625% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc	1,002
41,215	Expiring 12/18/08. If exercised the Fund receives semi-annually 1.550% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York	10
41,215	Expiring 12/18/08. If exercised the Fund receives semi-annually 2.300% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Conterparty: Deutsche Bank AG, New York	137

NUMBER OF CONTRACTS

	Put Option Purchased — 0.0% (g)
40	1 Year Eurodollar Mid-Curve, Expiring 12/12/08 @ $97.13, American Style	2
	Total Options Purchased (Cost $1,039)	4,057

PRINCIPAL AMOUNT ($)

	Short-Term Investments — 6.9%
	U.S. Treasury Obligation — 0.6%
850	U.S. Treasury Bill, 0.124%, 02/12/09 (n) (Cost $850)	850

Shares

	Investment Company — 6.3%
9,248	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $9,248)	9,248

	Total Short-Term Investments (Cost $10,098)	10,098

	Total Investments — 119.1% (Cost $256,365)	173,539
	Liabilities in Excess of Other Assets — (19.1)%	(27,783)

	NET ASSETS — 100.0%	$145,756

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	Euro Bobl	12/08/08	$1,164	$46
35	Euro Schatz	12/08/08	4,738	63
2	10 Year Japan Treasury Note	12/11/08	2,917	24
42	Eurodollar	12/15/08	10,277	49
17	Eurodollar	03/16/09	4,168	12
542	10 Year U.S. Treasury Note	03/20/09	65,565	1,972
81	30 Year U.S. Treasury Bond	03/20/09	10,326	270
5	Long Gilt	03/27/09	898	9
105	30 Day Federal Funds	03/30/09	43,549	307
99	2 Year U.S. Treasury Note	03/31/09	21,464	150
181	5 Year U.S. Treasury Note	03/31/09	21,125	275
5	30 Day Federal Funds	04/30/09	2,073	29
4	Eurodollar	06/15/09	981	4
14	30 Day Federal Funds	06/30/09	5,799	30
10	30 Day Federal Funds	07/31/09	4,138	19
4	Eurodollar	09/14/09	980	5
5	30 Day Federal Funds	11/30/09	2,062	— (h)
73	Eurodollar	12/14/09	17,872	58
4	Eurodollar	03/15/10	979	7
4	Eurodollar	06/14/10	978	8
57	Eurodollar	09/13/10	13,912	28
	Short Futures Outstanding
(8)	Euro-Bund	12/08/08	(1,235)	(85)
(13)	Eurodollar	12/15/08	(3,181)	9
(11)	30 Day Federal Funds	01/30/09	(4,564)	(24)
(11)	30 Day Federal Funds	02/27/09	(4,565)	(26)
(13)	Eurodollar	03/16/09	(3,188)	(52)
(449)	10 Year U.S. Treasury Note	03/31/09	(54,315)	(1,636)
(132)	2 Year U.S. Treasury Note	03/31/09	(28,619)	(166)
(68)	30 Year U.S. Treasury Bond	03/31/09	(8,669)	(228)
(414)	5 Year U.S. Treasury Note	03/31/09	(48,318)	(461)
(13)	Eurodollar	06/15/09	(3,187)	(15)
(13)	Eurodollar	09/14/09	(3,186)	(8)
(13)	Eurodollar	12/14/09	(3,183)	(66)
(13)	Eurodollar	03/15/10	(3,182)	(84)
(13)	Eurodollar	06/14/10	(3,179)	(85)
				$438

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GMAC	—	General Motors Acceptance Corp.
GNMA	—	Government National Mortgage Association
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2008.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $21,474,000 which amounts to 12.4% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)

Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell. At November 30, 2008, the Fund had 10.7% of its net assets invested in illiquid securities. Due to market conditions subsequent to November 30, 2008, the Fund’s illiquid securities increased to 18.7% of its net assets at December 31, 2008.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,897
Aggregate gross unrealized depreciation	(87,723)

Net unrealized appreciation/depreciation	($82,826)

Federal income tax cost of investments	$256,365

Short Positions

Principal Amount ($)	Security Description	Value($)
(2,300)	FHLMC, 30 Year, Single Family, TBA, 5.000%, 12/15/38	$ (2,312)
(5,535)	FHLMC, 30 Year, Single Family, TBA, 6.000%, 12/15/38	(5,655)
(3,905)	FNMA, 15 Year, Single Family, TBA, 5.000%, 12/25/23	(3,949)
(2,000)	FNMA, 30 Year, Single Family, TBA, 5.000%, 01/25/38	(2,011)
(2,150)	FNMA, 30 Year, Single Family, TBA, 5.000%, 12/25/38	(2,164)
(195)	FNMA, 30 Year, Single Family, TBA, 5.500%, 12/25/38	(198)
(1,365)	FNMA, 30 Year, Single Family, TBA, 6.000%, 12/25/38	(1,395)
	(Proceeds received of $16,716.)	$ (17,684)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 9,571	$ (276)	$ 3,374	$ (2,936)
Level 2 - Other significant observable inputs	142,494	(20,948)	2,487	(1,859)
Level 3 - Significant observable inputs	21,474	-	-	-
Total	$ 173,539	$ (21,224)	$ 5,861	$ $(4,795)

† Liabilities in securities sold short may include written options. * Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities

Balance as of 02/29/08	$ 24,117
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(6,503)
Net amortization/accretion	-
Net purchases (sales)	(3,227)
Net transfers in (out) of Level 3	7,087
Balance as of 11/30/08	$ 21,474

† Liabilities in securities sold short may include written options. * Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 1.9%
	California — 1.9% (n)
20,000	San Diego County Authority, 1.000%, 01/12/09 (Cost $20,000)	20,000

	Daily Demand Notes — 27.9%
	California — 27.9%
39,165	Abag Finance Authority for Nonprofit Corps., 899 Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 1.400%, 12/01/08	39,165
19,000	ABAG Finance Authority for Nonprofit Corps., Oshman Family Jewish Community, Rev., VRDO, LOC: Lasalle Bank N.A., 0.700%, 12/01/08	19,000
2,200	California Health Facilities Financing Authority, Hospital, Adventist Health Systems, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.800%, 12/01/08	2,200
	California Housing Finance Agency, Multi-Family Housing,
5,000	Series A, Rev., VRDO, AMT, 1.100%, 12/01/08	5,000
10,000	Series C, Rev., VRDO, AMT, 1.100%, 12/01/08	10,000
23,295	California Housing Finance Agency, Taxable, Housing Program, Series B, Rev., VRDO, LIQ: Landesbank Baden-Wuerttemberg, 1.350%, 12/01/08	23,295
18,420	California Infrastructure & Economic Development Bank, Contemporary Jewish Museum, Rev., VRDO, LOC: Bank of America N.A., 0.700%, 12/01/08	18,420
19,400	California Pollution Control Financing Authority, Air Products, Series B, Rev., VRDO, 1.400%, 12/01/08	19,400
10,195	California Pollution Control Financing Authority, Exxon Mobil Project, Rev., VRDO, 0.470%, 12/01/08	10,195
	California State Department of Water Resources,
6,750	Series B-2, Rev., VRDO, LOC: BNP Paribas, 0.650%, 12/01/08	6,750
2,940	Series B-3, Rev., VRDO, LOC: Bank of New York, 0.500%, 12/01/08	2,940
4,625	Series B-4, Rev., VRDO, LOC: Bayerische Landesbank, 0.800%, 12/01/08	4,625
2,800	Subseries F-1, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.500%, 12/01/08	2,800
4,910	Subseries F-5, Rev., VRDO, LOC: Citibank N.A., 0.650%, 12/01/08	4,910
14,180	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.700%, 12/01/08	14,180
650	City of Irvine, Improvement Bond Act of 1915, No. 00-18, Special Assessment, Series A, VRDO, LOC: Bank of New York, 0.700%, 12/01/08	650
9,075	City of Irvine, Improvement Bond Act of 1915, No. 07-22, Special Assessment, Series A, VRDO, LOC: KBC Bank N.V., 0.700%, 12/01/08	9,075
5,295	City of Irvine, Improvement Bond Act of 1915, No. 89-10, Special Assessment, VRDO, LOC: Bayerische Hypo-Und, 0.700%, 12/01/08	5,295
2,995	City of Irvine, Improvement Bond Act of 1915, No. 94-15, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.700%, 12/01/08	2,995
10,515	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.700%, 12/01/08	10,515
6,000	Irvine Ranch Water District, Capital Improvement Project, DATES, COP, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.790%, 12/01/08	6,000
900	Irvine Ranch Water District, Nos. 105, 140, 240, 250, GO, VRDO, LOC: State Street Bank & Trust Co., 0.450%, 12/01/08	900
58,800	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX2, Rev., VRDO, LOC: Societe Generale, 0.950%, 12/01/08	58,800
3,400	Metropolitan Water District of Southern California, Series C-2, Rev., VRDO, 0.700%, 12/01/08	3,400
	State of California,
4,450	Series B, Subseries B-6, GO, VRDO, LOC: KBC Bank N.V., 0.600%, 12/01/08	4,450
6,400	Series B, Subseries B-7, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.750%, 12/01/08	6,400
	State of California, Kindergarten/University,
1,850	Series A-1, Class A, GO, VRDO, LOC: Citibank N.A., 0.800%, 12/01/08	1,850
100	Series B-2, GO, VRDO, LOC: Citibank N.A., 0.600%, 12/01/08	100

	Total Daily Demand Notes (Cost $293,310)	293,310

	Municipal Bonds — 4.7%
	California — 4.7%
5,815	Bay Area Toll Authority, Series F, Rev., 5.000%, 04/01/09	5,878
8,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 1.950%, 05/28/09	8,000
20,000	City of Los Angeles, GO, TRAN, 3.000%, 06/30/09	20,161
10,000	Los Angeles City & County Unified School District, Series A1, GO, TRAN, 4.000%, 12/29/08	10,012
5,000	San Francisco City & County Unified School District, GO, TRAN, 3.000%, 11/25/09	5,100

	Total Municipal Bonds (Cost $49,151)	49,151

	Quarterly Demand Note — 0.3%
	California — 0.3%
2,820	Reset Optional Certificates Trust II, San Mateo, Series ROCS-RR-II-R-647WFZ, GO, VRDO, MBIA, LIQ: Wells Fargo & Co., 2.250%, 02/27/09 (Cost $2,820)	2,820

	U.S. Government Agency Security — 2.3%
24,600	Federal Home Loan Bank, DN, Zero Coupon, 12/01/08 (Cost $24,600) (m)	24,600

	Weekly Demand Notes — 62.0%
	California — 62.0%
1,900	Abag Finance Authority for Nonprofit Corps., Amber Court Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	1,900
1,000	Abag Finance Authority for Nonprofit Corps., Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.750%, 12/03/08	1,000
1,950	Abag Finance Authority for Nonprofit Corps., Eastridge Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.900%, 12/05/08	1,950
15,795	ABAG Finance Authority for Nonprofit Corps., P-Floats, Series MT 240, Rev., VRDO, LOC: Lloyds TSB Bank plc, LIQ: Merrill Lynch Capital Services, 1.080%, 12/05/08	15,795
6,000	Abag Finance Authority for Nonprofit Corps., Point Loma Nazarene, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.650%, 12/02/08	6,000
4,000	Abag Finance Authority for Nonprofit Corps., Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/04/08	4,000
1,000	Affordable Housing Agency, Westridge Hilltop, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	1,000
315	Alameda-Contra Costa Schools Financing Authority, Capital Improvement Financing Project, Series C, COP, VRDO, LOC: Bank of Nova Scotia, 0.750%, 12/04/08	315
4,685	Anaheim Housing Authority, Multi-Family Housing, Heritage Village Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/04/08	4,685
	Austin Trust Various States,
5,000	Series 2008-1065, Rev., VRDO, LIQ: Bank of America N.A., 0.880%, 12/04/08	5,000
3,865	Series 2008-1072, GO, VRDO, FSA, LIQ: Bank of America N.A., 1.430%, 12/04/08	3,865
1,535	Series 2008-1102, Rev., VRDO, LIQ: Bank of America N.A., 1.210%, 12/04/08	1,535
3,180	Series 2008-1134, Rev., VRDO, FSA, LIQ: Bank of America N.A., 1.430%, 12/04/08	3,180
2,680	Series 2008-1138, Rev., VRDO, LIQ: Bank of America N.A., 1.080%, 12/04/08	2,680
3,360	California Educational Facilities Authority, San Francisco Conservatory Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/01/08	3,360
1,550	California Educational Facilities Authority, University of San Francisco, Rev., VRDO, LOC: Allied Irish Bank plc, 0.700%, 12/01/08	1,550
3,600	California Health Facilities Financing Authority, Catholic Healthcare West, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.570%, 12/03/08	3,600
3,985	California Health Facilities Financing Authority, Lucile Salter, Series A, Rev., VRDO, 0.600%, 12/04/08	3,985
5,000	California Health Facilities Financing Authority, Stanford Hospital, Series B-1, Rev., VRDO, 0.300%, 12/03/08	5,000
1,000	California Infrastructure & Economic Development Bank, Adams Rite Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Mellon First Business Bank, 1.050%, 12/03/08	1,000
4,040	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.900%, 12/04/08	4,040
7,000	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 1.000%, 12/04/08	7,000
9,100	California Pollution Control Financing Authority, New United Manufacturing Project, Series A, Rev., VRDO, LOC: Bank Tokyo-Mitsubishi UFJ, 0.950%, 12/04/08	9,100
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.650%, 12/03/08	1,000
2,500	California Pollution Control Financing Authority, Wadham Energy, Series C, Rev., VRDO, LOC: BNP Paribas, 1.000%, 12/01/08	2,500
12,605	California State Department of Water Resources, Series 2705, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	12,605
	California State Department of Water Resources, Power Supply,
2,465	Series C-08, Rev., VRDO, LOC: Bayerische Landesbank, 0.350%, 12/04/08	2,465
2,905	Series C-10, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.500%, 12/05/08	2,905
2,950	Series C-12, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.500%, 12/05/08	2,950
10,000	California State University, Series ROCS-RR-II-R-12063, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 1.740%, 12/04/08	10,000
	California Statewide Communities Development Authority,
2,800	Series J, Rev., VRDO, 0.450%, 12/03/08	2,800
2,100	Series ROCS-RR-II-R-828CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.200%, 12/04/08	2,100
1,000	California Statewide Communities Development Authority, Amern Baptist Homes West, Rev., VRDO, LOC: Lasalle Bank N.A., 0.600%, 12/04/08	1,000
2,000	California Statewide Communities Development Authority, Del Mesa Farms Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.950%, 12/01/08	2,000
1,000	California Statewide Communities Development Authority, Goodwill of Santa Cruz, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.550%, 12/04/08	1,000
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 1.100%, 12/03/08	650
1,200	California Statewide Communities Development Authority, IDR, Flambeau Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.100%, 12/03/08	1,200
1,320	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: California State Teachers Retirement, 1.100%, 12/03/08	1,320
1,000	California Statewide Communities Development Authority, IDR, LeSaint Project, Series B, Rev., VRDO, LOC: PNC Bank N.A., 1.100%, 12/03/08	1,000
1,480	California Statewide Communities Development Authority, IDR, Packaging Innovation Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.100%, 12/03/08	1,480
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.450%, 12/03/08	1,000
8,000	California Statewide Communities Development Authority, Los Angeles County Museum of Arts, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.450%, 12/03/08	8,000
10,000	California Statewide Communities Development Authority, MERLOTS, Series 1999 E, COP, VRDO, FSA, 1.330%, 12/03/08	10,000
1,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 0.600%, 12/01/08	1,200
1,150	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Bank of America N.A., 0.700%, 12/04/08	1,150
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.670%, 12/04/08	2,000
6,300	City of Fremont, Refinancing & Capital Improvements Projects, COP, VRDO, LOC: Allied Irish Bank plc, 0.650%, 12/04/08	6,300
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.900%, 12/05/08	2,105
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/04/08	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 12/01/08	3,600
4,955	City of Lemon Grove, Multi-Family Housing, Hillside Terrace, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 12/04/08	4,955
15,000	City of Livermore, Capital Projects, COP, VRDO, LOC: Allied Irish Bank plc, 0.650%, 12/04/08	15,000
2,200	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/03/08	2,200
50,000	City of Los Angeles, Department of Water & Power, Series ROCS-RR-II-R-11625, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 1.110%, 12/04/08 (e)	50,000
520	City of Los Angeles, Loyola High School, Series A, COP, VRDO, LOC: Allied Irish Bank plc, 1.050%, 12/04/08	520
4,000	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	4,000
10,000	City of Los Angeles, Wastewater Systems, EAGLE, Class A, Rev., VRDO, MBIA, LIQ: Helaba, 1.180%, 12/04/08	10,000
1,000	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/03/08	1,000
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 12/03/08	3,000
1,800	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.700%, 12/01/08	1,800
1,530	City of Pomona, COP, VRDO, LOC: HSH Nordbank AG, 0.580%, 12/03/08	1,530
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.750%, 12/04/08	5,000
7,480	City of San Jose, Series 760, GO, VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 2.150%, 12/04/08	7,480
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.720%, 12/03/08	800
2,000	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VRDO, LOC: Coastal Federal Bank, 0.700%, 12/02/08	2,000
4,610	Contra Costa Community College District, Series ROCS-RR-II-R-548X, GO, VRDO, FSA, LIQ: Citibank N.A., 1.380%, 12/04/08	4,610
2,200	County of Contra Costa, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, FSA, LOC: Bank of America N.A., 0.840%, 12/04/08	2,200
20,145	Deutsche Bank Spears/Lifers Trust Various States, Series DB-422, GO, VRDO, FSA, MBIA, AMBAC, FGIC, LIQ: Deutsche Bank A.G., 0.930%, 12/05/08	20,145
5,000	East Bay Municipal Utility District, Subseries A, Rev., VRDO, 0.450%, 12/04/08	5,000
8,500	Eastern Municipal Water District, Series A, COP, VRDO, 0.700%, 12/01/08	8,500
10,260	Eclipse Funding Trust, Solar Eclipse, California, Series 2007-0039, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 0.990%, 12/04/08	10,260
8,350	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, FSA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.990%, 12/04/08	8,350
10,670	Eclipse Funding Trust, Solar Eclipse, San Mateo, Series 2006-0052, VRDO, Tax Allocation, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.990%, 12/04/08	10,670
7,205	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Series 2006-0031, VRDO, Tax Allocation, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.990%, 12/04/08	7,205
570	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.000%, 12/03/08	570
15,925	Lehman Municipal Trust Receipts, Series K35W, GO, VRDO, FSA-CR, LIQ: Citibank N.A., 1.580%, 12/03/08	15,925
1,070	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.600%, 12/05/08	1,070
1,720	Los Angeles Community Redevelopment Agency, Promenade Towers Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.700%, 12/01/08	1,720
5,750	Los Angeles Community Redevelopment Agency, Second & Central Apartments Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.750%, 12/03/08	5,750
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	5,440
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.700%, 12/01/08	3,740
8,600	Los Angeles Unified School District, Administration Building Project, Series A, COP, VRDO, LOC: Bank of America N.A., 0.700%, 12/03/08	8,600
4,485	Metropolitan Water District of Southern California, Series 2740, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	4,485
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/03/08	985
900	Orange County, Harbor Pointe, Series D, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.650%, 12/04/08	900
	Orange County, WLCO LF,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	2,200
2,200	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	2,200
14,070	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., FHLMC, LIQ: FHLMC, 1.100%, 12/05/08	14,070
13,740	RBC Municipal Products, Inc., Series 2008 E-5, VRDO, Tax Allocation, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 1.000%, 12/04/08	13,740
	Riverside County, Public Facilities,
2,000	Series A, COP, VRDO, ACES, LOC: State Street Bank & Trust Co., 0.500%, 12/02/08	2,000
2,400	Series B, COP, VRDO, ACES, LOC: State Street Bank & Trust Co., 0.500%, 12/03/08	2,400
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	4,000
2,885	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.840%, 12/01/08	2,885
2,500	Sacramento County Housing Authority, Multi-Family Housing, Stonebridge Apartments, Series D, Rev., VRDO, 0.700%, 12/04/08	2,500
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 0.580%, 12/04/08	3,020
2,200	San Bernardino County Housing Authority, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	2,200
800	San Bernardino County Housing Authority, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/04/08	800
5,000	San Francisco City & County Financing Corp., Moscone Center, Series 2008-2, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.700%, 12/04/08	5,000
1,980	San Francisco City & County Housing Authority, Multi-Family Housing, Valencia Gardens, Rev., VRDO, LOC: Citibank N.A., 0.950%, 12/05/08	1,980
5,500	San Jose Financing Authority, Hayes Mansion, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.530%, 12/03/08	5,500
1,000	San Mateo County Board of Education, Series A, COP, VRDO, LOC: Allied Irish Bank plc, 1.000%, 12/01/08	1,000
300	Santa Ana Unified School District, COP, VRDO, LOC: BNP Paribas, 0.400%, 12/03/08	300
1,325	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.610%, 12/04/08	1,325
4,284	Santa Clara County Housing Authority, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.870%, 12/01/08	4,284
2,900	Santa Clara County, El Camino Hospital District, VY Medical Center Project, Series B, Rev., VRDO, ACES, LOC: State Street Bank & Trust Co., 0.500%, 12/01/08	2,900
8,150	Santa Clara Valley Transportation Authority, Measure A, Series D, Rev., VRDO, 0.350%, 12/04/08	8,150
2,900	South Placer Wastewater Authority, Series B, GO, VRDO, LOC: State Street Bank & Trust Co., 0.350%, 12/04/08	2,900
	State of California,
15,715	Series A, Subseries A-2, GO, VRDO, LOC: Calyon Bank, 0.700%, 12/03/08	15,715
7,170	Series A, Subseries A-3, GO, VRDO, LOC: Bank of America N.A., 0.550%, 12/03/08	7,170
2,665	Series B, Subseries B-2, GO, VRDO, LOC: Societe Generale, 0.400%, 12/05/08	2,665
4,435	Series ROCS-RR-II-R-3049, GO, VRDO, AMBAC, FSA-CR, LIQ: Citigroup Financial Products, 1.580%, 12/04/08	4,435
10,400	State of California, EAGLE, Series 2006-0062, Class A, GO, VRDO, BHAC-CR, AMBAC, LIQ: Bayerische Landesbank, 1.110%, 12/04/08	10,400
31,655	State of California, MERLOTS, Series B-45, GO, VRDO, 1.330%, 12/03/08	31,655
13,350	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.930%, 12/04/08	13,350
3,900	Town of Windsor, Multi-Family Housing, Oakmont at Windsor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	3,900
1,300	Triunfo County Sanitation District, Rev., VRDO, LOC: BNP Paribas, 0.750%, 12/03/08	1,300
	University of California,
9,495	Series 1119, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.150%, 12/04/08	9,495
10,615	Series 1274, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	10,615
20,000	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	20,000
	Wells Fargo Stage Trust,
7,000	Series 7C, Rev., VRDO, MBIA, 1.000%, 12/04/08	7,000
15,355	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.960%, 12/04/08 (e)	15,355

	Total Weekly Demand Notes (Cost $651,689)	651,689

	Total Investments — 99.1% (Cost $1,041,570)*	1,041,570
	Other Assets in Excess of Liabilities — 0.9%	9,119

	NET ASSETS — 100.0%	$1,050,689

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Automatically Convertible Securities
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DATES	—	Daily Adjustable Tax-Exempt Securities
DN	—	Discount Notes
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	—	Revenue Bond
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	1,041,570	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 1,041,570	$ -

* Other financial instruments may include futures, forwards and swap contracts.
JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 99.2%
	Municipal Bonds — 99.2%
	Arkansas — 0.6%
1,000	City of Springdale, Sales & Use Tax, Rev., FSA, 4.125%, 07/01/13	955

	California — 89.6%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.250%, 10/01/14	3,289
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., FSA, Zero Coupon, 09/01/19	540
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16	2,103
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	274
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.250%, 12/01/13	830
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/15	912
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18	1,526
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,015
1,500	California Housing Finance Agency, Series B, Rev., 4.800%, 08/01/17	1,245
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.000%, 08/01/13	997
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	895
1,000	Series J, Rev., AMT, FSA, 4.750%, 08/01/15	961
	California State Department of Transportation, Federal Highway,
500	Series A, Rev., 4.000%, 02/01/12	514
2,885	Series A, Rev., GAN, FGIC, 5.000%, 02/01/12	3,043
	California State Department of Water Resources,
10	Rev., 5.500%, 12/01/08 (p)	10
565	Series J-3, Rev., 7.000%, 12/01/12 (p)	668
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., MBIA, 5.250%, 05/01/12	1,586
1,000	Series H, Rev., 5.000%, 05/01/18	972
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,659
2,000	California State Public Works Board, California State University, Series A, Rev., FGIC, 5.250%, 10/01/17	2,098
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,012
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.250%, 06/01/12	104
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., AMBAC, 5.250%, 06/01/11	1,752
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.000%, 03/01/18	1,472
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.000%, 05/01/15	1,009
1,000	California State University, Series C, Rev., FSA, 5.000%, 11/01/19	1,036
75	California Statewide Communities Development Authority, Catholic West, COP, 6.000%, 07/01/09 (p)	77
245	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.000%, 07/01/09 (p)	251
945	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	955
490	Carson Redevelopment Agency, Redevelopment Project Area No.1, Tax Allocation, MBIA, 5.500%, 10/01/14	509
1,000	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	353
1,000	City of Los Angeles, Series A, GO, FGIC, 5.250%, 09/01/11	1,063
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/10	5,409
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.750%, 11/01/09 (p)	628
35	City of Richmond, Wastewater, Rev., FGIC, 5.200%, 08/01/09 (p)	37
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/16	1,214
900	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,108
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AMBAC, FSA-CR, Zero Coupon, 09/01/23	626
1,500	City of Vallejo, Water Revenue, Rev., MBIA, 5.000%, 05/01/16	1,407
150	Coachella Valley Recreation & Park District, Improvement Board Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.625%, 09/02/10	155
1,000	Colton Public Financing Authority, Tax Allocation, Series A, MBIA, 5.000%, 08/01/18	953
1,500	County of Sacramento, Airport Systems, Series A, Rev., FSA, 5.000%, 07/01/18	1,474
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,586
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.375%, 09/01/12	1,065
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., MBIA, 5.500%, 07/01/10	105
100	Series A, Rev., MBIA, 5.500%, 07/01/10	104
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/17	661
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/09	926
1,000	Series A-1, Rev., 5.000%, 06/01/13	939
2,000	Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,194
545	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.800%, 02/01/16	607
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15	826
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,166
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.000%, 08/01/16	1,550
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/10	519
1,395	Series A, AMBAC, 5.625%, 09/01/10	1,443
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,163
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, MBIA, 5.000%, 10/01/19	1,573
	Los Angeles Department of Water & Power, Power Systems,
2,000	Series B, Rev., FSA, 5.125%, 07/01/13	2,129
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,086
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, MBIA, 5.000%, 08/01/16	1,389
1,000	Series C, Rev., AMT, MBIA, 5.000%, 08/01/15	926
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15	141
1,000	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16	1,045
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, MBIA, 5.000%, 08/01/17	1,092
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/18	1,527
1,580	Moreland School District, Crossover, GO, FSA, 4.250%, 08/01/15	1,465
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/13	1,466
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, Capital Appreciation, FSA, Zero Coupon, 09/01/24	383
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/17	726
1,500	Northern California Gas Authority No.1, Series A, Rev., 5.000%, 07/01/11	1,313
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.800%, 07/01/09	574
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.750%, 12/01/09	2,017
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 08/01/18	895
1,500	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,428
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., MBIA, 5.000%, 02/01/18	377
1,500	Port of Oakland, Inter Lien, Series A, Rev., MBIA, 5.000%, 11/01/14	1,419
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.500%, 08/01/10	378
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.000%, 06/01/09	1,267
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/17	1,473
	Sacramento County Sanitation District,
1,500	Rev., FGIC, 5.000%, 06/01/16	1,509
250	Series A, Rev., 5.250%, 12/01/10	263
150	Series A, Rev., 5.750%, 12/01/10	159
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, FSA, 5.000%, 08/01/15	1,478
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/14	799
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.000%, 05/01/14	1,030
1,000	Rev., FGIC, 5.250%, 05/01/18	1,005
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., FSA, 5.750%, 05/01/18	1,347
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., FGIC, 5.000%, 12/01/15	1,368
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, FSA, 5.000%, 09/01/18	1,491
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, MBIA, 6.000%, 08/01/15 (p)	1,183
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, MBIA, 6.000%, 08/01/15	2,132
715	San Marcos Public Facilities Authority, CR, Rev., Zero Coupon, 01/01/19 (p)	440
1,990	San Marcos Public Facilities Authority, CR, Rev., Zero Coupon, 03/01/14 (p)	1,644
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.375%, 09/01/12	606
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.500%, 07/01/15	282
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.250%, 07/01/24	1,604
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.750%, 11/15/13	1,107
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,412
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, FGIC, Zero Coupon, 08/01/12	1,306
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/17	1,360
1,850	South Bayside Waste Management Authority Solid Waste System, Rev., AMBAC, 6.125%, 03/01/09	1,904
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.250%, 08/15/14	1,270
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	1,667
	State of California,
1,500	GO, 5.000%, 03/01/16	1,530
1,500	GO, 5.000%, 09/01/16	1,485
2,000	GO, 5.000%, 02/01/17	1,982
3,000	GO, 5.000%, 02/01/17	2,848
3,500	GO, 5.000%, 11/01/17	3,354
2,729	GO, 5.055%, 03/15/14 (i)	2,787
1,500	GO, MBIA, 4.000%, 09/01/14	1,500
120	GO, MBIA-IBC, 6.250%, 04/01/09 (p)	121
2,000	State of California, Various Purpose, GO, 5.000%, 04/01/18	1,862
1,000	University of California, Series B, Rev., AMBAC, 5.000%, 05/15/12	1,069
	University of California Regents Medical Center,
1,000	Series A, Rev., MBIA, 5.000%, 05/15/15	1,051
1,500	Series D, Rev., 5.000%, 05/15/16	1,511
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.200%, 08/01/11	4,501
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	935

		144,586

	Illinois — 1.2%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/16	1,906

	Kentucky — 0.7%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.250%, 10/01/18	1,070

	Michigan — 2.3%
1,500	Michigan State Building Authority, Facilities Program, Series II, Rev., MBIA, 5.000%, 10/15/13 (p)	1,642
2,035	Michigan State Housing Development Authority, Series A, Rev., 4.125%, 12/01/10	2,047

		3,689

	Ohio — 0.7%
1,160	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	1,123

	Pennsylvania — 0.6%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	983

	Puerto Rico — 2.5%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.000%, 07/01/11	3,094
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.500%, 07/01/15	413
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.750%, 08/01/09 (p)	521

		4,028

	South Carolina — 0.3%
550	County of Charleston, GO, MBIA-IBC, 3.000%, 09/01/14	543

	Texas — 0.6%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/16	1,060

	Virgin Islands — 0.1%
125	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	128

	Total Long-Term Investments (Cost $165,187)	160,071

SHARES

	Short-Term Investment — 0.3%
	Investment Company — 0.3%
435	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $435)	435

	Total Investments — 99.5% (Cost $165,622)	160,506
	Other Assets in Excess of Liabilities — 0.5%	777

	NET ASSETS — 100.0%	$161,283

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
MBIA	—	Municipal Bond Insurance Association
MTGS	—	Mortgages
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,007
Aggregate gross unrealized depreciation	(7,123)

Net unrealized appreciation/depreciation	$(5,116)

Federal income tax cost of investments	$165,622

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 435	$ -
Level 2 - Other significant observable inputs	160,071	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 160,506	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — 99.2%
		Corporate Bonds — 21.0%
		Brazil — 0.9%
BRL	10,055	Lehman Brothers Holdings, Inc. 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12) (f) (i)	391
	3,950	Morgan Stanley & Co., Inc., Brazil Linked Notes, 12.150%, 01/05/22 (e) (m)	1,584

			1,975

		China — 0.2%
	715	Citic Resources Finance Ltd., 6.750%, 05/15/14 (i)	443

		Kazakhstan — 2.5%
	7,540	KazMunaiGaz Finance Sub BV 9.125%, 07/02/18 (e) (m)	5,052

		Mexico — 0.5%
MXN	40,000	Depfa Bank plc, Zero Coupon, 06/15/15	926

		Russia — 8.7%
	579	ALROSA Finance S.A., 8.875%, 11/17/14 (e) (m)	333
	1,590	Gaz Capital S.A., 6.212%, 11/22/16 (e)	922
	7,487	Gazprom International S.A., 7.201%, 02/01/20	5,540
		Gazstream S.A. for Gazprom OAO
	4,579	5.625%, 07/22/13 (e)	3,800
		RSHB Capital S.A. for OJSC Russian Agricultural Bank
	3,230	7.125%, 01/14/14 (e) (m)	2,019
	720	7.175%, 05/16/13	468
	4,610	7.750%, 05/29/18 (e) (m)	2,627
	2,980	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.670%, 03/05/14 (e)	1,747
	1,600	VTB Capital S.A. for Vneshtorgbank, 6.250%, 06/30/35	784

			18,240

		Singapore — 0.1%
	340	BW Group Ltd., 6.625%, 06/28/17 (i)	194

		Trinidad and Tobago — 1.2%
	3,452	National Gas Co. of Trinidad & Tobago Ltd., 6.050%, 01/15/36	2,416

		Ukraine — 2.4%
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine
	320	6.800%, 10/04/12	128
	7,855	7.650%, 09/07/11	3,535
	1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.750%, 09/23/09	1,212

			4,875

		Venezuela — 4.5%
		Petroleos de Venezuela S.A.
	23,309	5.250%, 04/12/17	8,858
	2,100	5.375%, 04/12/27	714

			9,572

		Total Corporate Bonds (Cost $77,414)	43,693

		Foreign Government Securities — 69.5%
		Argentina — 1.3%
		Republic of Argentina
ARS	4,112	VAR, 0.000%, 12/31/33 (m)	581
ARS	8,480	VAR, 0.630%, 12/31/38 (m)	380
	6,997	VAR, 3.127%, 08/03/12 (m)	1,742

			2,703

		Barbados — 0.3%
	629	Government of Barbados 6.625%, 12/05/35 (e) (m)	530

		Brazil — 20.6%
	5,500	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	4,675
		Federal Republic of Brazil
	4,479	7.125%, 01/20/37 (m)	4,232
	15,467	8.000%, 01/15/18 (m)	15,970
	3,459	8.250%, 01/20/34 (m)	3,614
	1,600	8.750%, 02/04/25 (m)	1,736
	800	8.875%, 10/14/19 (m)	856
	570	10.125%, 05/15/27 (m)	690
	7,188	12.250%, 03/06/30 (m)	9,776
BRL	3,540	12.500%, 01/05/22	1,330

			42,879

		Colombia — 1.6%
		Republic of Colombia
	1,030	7.375%, 01/27/17	950
	1,640	7.375%, 09/18/37	1,361
	575	11.750%, 02/25/20	687
COP	616,000	12.000%, 10/22/15	260

			3,258

		Costa Rica — 1.7%
	3,268	Republic of Costa Rica, 9.995%, 08/01/20	3,448

		Dominican Republic — 2.4%
	1,205	Citigroup Funding, Inc., 22.000%, 10/03/11 (linked to Dominican Republic Government Bond, 22.000%, 10/03/11) (i)	885
	3,565	Citigroup Funding, Inc., VAR, 15.000%, 03/12/12 (linked to Dominican Republic Government Bond, VAR, 15.000%, 03/09/12) (i)	2,610
	2,065	Citigroup Funding, Inc., VAR, 24.000%, 01/11/13 (linked to Dominican Republic Government Bond, VAR, 24.000%, 01/11/13) (i)	1,599
	30	Government of Dominican Republic, 9.500%, 09/27/11	25

			5,119

		Ecuador — 0.5%
	3,786	Republic of Ecuador, SUB, 10.000%, 08/15/30	1,079

		Egypt — 0.9%
EGP	7,800	Arab Republic of Egypt, 8.750%, 07/18/12 (e) (m)	1,164
	625	Citigroup Funding, Inc., 0.000%, 01/08/09 (linked to Egypt Treasury Bill, 0.000%, 01/08/09) (e) (m)	660

			1,824

		El Salvador — 0.7%
	2,360	Republic of El Salvador, 8.250%, 04/10/32 (e) (m)	1,416

		Gabon — 1.1%
	3,945	Republic of Gabon, 8.200%, 12/12/17 (e) (m)	2,367

		Ghana — 1.1%
	1,550	Barclays Bank plc, VAR, 0.000%, 04/07/10 (linked to Government of Ghana, VAR, 0.000%, 04/07/10) (i)	1,046
	2,000	Citigroup Funding, Inc., 15.000%, 06/20/12 (linked to Government of Ghana, 15.000%, 06/20/12) (i)	1,178

			2,224

		Guatemala — 3.4%
		Republic of Guatemala
	1,521	8.125%, 10/06/34	1,308
	2,930	9.250%, 08/01/13	2,842
	2,910	10.250%, 11/08/11	2,910

			7,060

		Indonesia — 2.4%
	3,470	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18) (i)	2,868
	3,320	Republic of Indonesia, 6.875%, 01/17/18 (e) (m)	2,191

			5,059

		Iraq — 1.1%
	5,400	Republic of Iraq 5.800%, 01/15/28 (e)	2,322

		Mexico — 1.3%
		United Mexican States
	1,800	6.050%, 01/11/40	1,415
	1,085	11.375%, 09/15/16	1,344

			2,759

		Nigeria — 0.7%
	1,490	Citigroup Funding, Inc., VAR, 0.000%, 12/1710 (linked to Republic of Nigeria, VAR, 0.000%, 12/17/10) (i)	1,466

		Peru — 2.8%
	4,920	IIRSA Norte Finance Ltd., 8.750%, 05/30/24	3,936
		Republic of Peru
	482	6.550%, 03/14/37	378
	600	8.375%, 05/03/16	614
	844	9.875%, 02/06/15	918

			5,846

		Philippines — 4.5%
		Republic of Philippines
	4,590	7.750%, 01/14/31	4,177
	5,449	8.250%, 01/15/14	5,285

			9,462

		Russia — 8.2%
		Russian Federation
	15,656	SUB, 7.500%, 03/31/30	13,033
	995	8.250%, 03/31/10	1,039
	2,568	12.750%, 06/24/28	2,928

			17,000

		Trinidad & Tobago — 0.2%
	446	Republic of Trinidad & Tobago, 9.750%, 07/01/20	506

		Turkey — 1.7%
		Republic of Turkey
	2,150	6.875%, 03/17/36	1,527
	2,000	12.375%, 06/15/09	2,050

			3,577

		Uganda — 0.4%
	1,280	Citigroup Funding, Inc., VAR, 0.000%, 03/17/08 (linked to Uganda Treasury Bill, VAR, 0.000%, 03/17/11) (i)	940

		Ukraine — 1.6%
	1,840	CS International for City of Kiev Ukraine, 8.250%, 11/26/12 (i)	782
		Government of Ukraine
	3,000	VAR, 6.450%, 08/05/09	2,400
	20	6.580%, 11/21/16	8

			3,190

		Uruguay — 1.6%
		Republic of Uruguay
	40,949	3.700%, 06/26/37	781
UYU	48,033	5.055%, 09/14/18 (m)	1,593
	465	7.500%, 03/15/15	432
	270	7.625%, 03/21/36	192
	379	8.000%, 11/18/22	303

			3,301

		Venezuela — 7.4%
		Republic of Venezuela
	3,380	7.650%, 04/21/25	1,538
	3,505	8.500%, 10/08/14	2,015
	5,210	9.250%, 05/07/28	2,579
	1,160	9.375%, 01/13/34	598
	9,127	10.750%, 09/19/13	6,252
	3,149	13.625%, 08/15/18	2,330

			15,312

		Total Foreign Government Securities (Cost $189,301)	144,647

		Supranational — 0.5%
UYU	29,370	International Bank for Reconstruction & Development, 3.400%, 04/15/17 (Cost $1,491)	919

		U.S. Treasury Obligations — 8.2%
		U.S. Treasury Notes,
	835	3.250%, 12/31/09 (k) (m)	857
	15,750	3.625%, 10/31/09 (k) (m)	16,133

		Total U.S. Treasury Obligations (Cost $16,978)	16,990

		Total Long-Term Investments (Cost $285,184)	206,249

SHARES

		Short-Term Investment — 5.2%
		Investment Company — 5.2%
	10,914	JPMorgan Prime Money Market Fund, Institutional Class Shares 12/31/49 (b) (m) (Cost $10,914)	10,914

		Total Investments — 104.4% (Cost $296,098)	217,163
		Liabilities in Excess of Other Assets — (4.4)%	(9,144)

		NET ASSETS — 100.0%	$208,019

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
168	10 Year U.S. Treasury Note	03/20/09	20,323	611
67	30 Year U.S. Treasury Bond	03/20/09	8,541	224
	Short Futures Outstanding
(6)	2 Year U.S. Treasury Note	03/31/09	(1,301)	(8)
(78)	5 Year U.S. Treasury Note	03/31/09	(9,103)	(90)

				737

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
MXN	—	Mexican Peso
SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008.
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $391,000 which amounts to 0.2% of Total Investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)		Rates shown are per annum and payments are as described.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151
Aggregate gross unrealized depreciation	(79,086)

Net unrealized appreciation/depreciation	$(78,935)

Federal income tax cost of investments	$296,098

Credit Default Swaps
		BUY/SELL	FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE
Government of Ukraine, 7.650%, 06/11/13	Morgan Stanley Capital Services	Sell	1.900% semi-annually	07/20/10	500	(132)
Government of Ukraine, 7.650%, 06/11/13	Morgan Stanley Capital Services	Sell	1.700% semi-annually	08/20/10	750	(209)
Government of Ukraine, 7.650%, 06/11/13	Union Bank of Switzerland AG	Sell	1.840% semi-annually	08/20/10	300	(83)
Government of Ukraine, 7.650%, 06/11/13	Morgan Stanley Capital Services	Sell	1.760% semi-annually	09/20/10	400	(116)
Government of Ukraine, 7.650%, 06/11/13	Morgan Stanley Capital Services	Sell	2.030% semi-annually	08/20/11	660	(241)
Government of Ukraine, 7.650%, 06/11/13	Citibank, N.A.	Sell	1.890% semi-annually	10/20/11	1,670	(641)
Government of Ukraine, 7.650%, 06/11/13	Citibank, N.A.	Sell	1.750% semi-annually	10/20/11	3,030	(1,171)
Government of Ukraine, 7.650%, 06/11/13	Morgan Stanley Capital Services	Sell	1.620% semi-annually	11/20/11	740	(293)
Government of Ukraine, 7.650%, 06/11/13	Barclays Bank plc	Sell	1.560% semi-annually	04/20/12	530	(225)
Government of Ukraine, 7.650%, 06/11/13	Deutsche Bank AG, New York	Sell	1.580% semi-annually	04/20/12	350	(153)
Government of Ukraine, 7.650%, 06/11/13	Citibank, N.A.	Sell	1.378% semi-annually	06/20/12	2,860	(1,242)
Petroleos De Venezuela S.A., 5.250%, 04/12/17	Union Bank of Switzerland AG	Sell	2.780% semi-annually	06/20/12	510	(206)
Petroleos De Venezuela S.A., 5.250%, 04/12/17	Union Bank of Switzerland AG	Sell	3.550% semi-annually	07/20/12	770	(302)
Petroleos De Venezuela S.A., 5.250%, 04/12/17	Union Bank of Switzerland AG	Sell	3.440% semi-annually	07/20/12	520	(205)
Petroleos De Venezuela S.A., 5.375%, 04/12/27	Morgan Stanley Capital Services	Sell	3.550% semi-annually	07/20/12	960	(382)
Petroleos De Venezuela S.A., 5.375%, 04/12/27	Morgan Stanley Capital Services	Sell	3.400% semi-annually	07/20/12	870	(344)
Petroleos Mexicanos, 9.500%, 09/15/27	Citibank, N.A.	Buy	1.250% semi-annually	06/20/10	1,000	21
Republic of Argentina, 8.280%, 12/31/33	Morgan Stanley Capital Services	Sell	3.380% semi-annually	10/20/10	400	(201)
Republic of Argentina, 8.280%, 12/31/33	Deutsche Bank AG, New York	Sell	1.960% semi-annually	04/20/12	230	(139)
Republic of Argentina, 8.280%, 12/31/33	Citibank, N.A.	Sell	2.160% semi-annually	06/20/12	720	(434)
Republic of Argentina, 8.280%, 12/31/33	Deutsche Bank AG, New York	Sell	2.140% semi-annually	06/20/12	1,140	(687)
Republic of Argentina, 8.280%, 12/31/33	Morgan Stanley Capital Services	Sell	2.160% semi-annually	06/20/12	1,430	(861)
Republic of Argentina, 8.280%, 12/31/33	Deutsche Bank AG, New York	Sell	2.080% semi-annually	07/20/12	830	(505)
Republic of Argentina, 8.280%, 12/31/33	Deutsche Bank AG, New York	Sell	2.327% semi-annually	07/20/12	1,450	(875)
Republic of Argentina, 8.280%, 12/31/33	Morgan Stanley Capital Services	Buy	2.620% semi-annually	07/20/12	870	521
Republic of Argentina, 8.280%, 12/31/33	Union Bank of Switzerland AG	Buy	2.620% semi-annually	07/20/12	520	311
Republic of Austria, 5.250%, 01/04/11	Barclays Bank plc	Buy	0.493% quarterly	12/20/13	3,070	96
Republic of Austria, 5.250%, 01/04/11	Credit Suisse International	Buy	0.520% quarterly	12/20/13	1,020	31
Republic of Austria, 5.250%, 01/04/11	Deutsche Bank AG, New York	Buy	0.520% quarterly	12/20/13	5,910	178
Republic of Brazil, 12.250%, 03/06/30	Morgan Stanley Capital Services	Buy	2.900% semi-annually	10/20/10	400	(1)
Republic of Brazil, 12.250%, 03/06/30	Deutsche Bank AG, New York	Buy	0.810% semi-annually	04/20/12	230	16
Republic of Brazil, 12.250%, 03/06/30	Citibank, N.A.	Buy	0.695% semi-annually	06/20/12	720	54
Republic of Brazil, 12.250%, 03/06/30	Deutsche Bank AG, New York	Buy	0.732% semi-annually	06/20/12	1,140	85
Republic of Brazil, 12.250%, 03/06/30	Morgan Stanley Capital Services	Buy	0.690% semi-annually	06/20/12	1,430	108
Republic of Brazil, 12.250%, 03/06/30	Deutsche Bank AG, New York	Buy	0.660% semi-annually	07/20/12	830	66
Republic of Brazil, 12.250%, 03/06/30	Deutsche Bank AG, New York	Buy	0.713% semi-annually	07/20/12	1,450	112
Republic of Bulgaria, 8.250%, 01/15/15	Deutsche Bank AG, New York	Buy	5.000% semi-annually	10/20/13	12,880	(110)
Republic of Colombia, 10.375%, 01/28/33	Deutsche Bank AG, New York	Buy	0.914% semi-annually	04/20/12	410	29
Republic of Colombia, 10.375%, 01/28/33	Morgan Stanley Capital Services	Buy	1.000% semi-annually	04/20/12	750	51
Republic of Kazakhstan, 11.125%, 05/11/07	Citibank, N.A.	Sell	0.630% semi-annually	05/20/11	1,600	(181)
Republic of Kazakhstan, 11.125%, 05/11/07	Citibank, N.A.	Sell	0.600% semi-annually	03/20/12	870	(127)
Republic of Kazakhstan, 11.125%, 05/11/07	Deutsche Bank AG, New York	Sell	0.535% semi-annually	03/20/12	1,510	(223)
Republic of Kazakhstan, 11.125%, 05/11/07	Deutsche Bank AG, New York	Sell	0.610% semi-annually	03/20/12	620	(90)
Republic of Kazakhstan, 11.125%, 05/11/07	Barclays Bank plc	Sell	0.680% semi-annually	08/20/12	1,510	(238)
Republic of Kazakhstan, 11.125%, 05/11/07	Deutsche Bank AG, New York	Sell	0.655% semi-annually	08/20/12	2,210	(351)
Republic of Kazakhstan, 11.125%, 05/11/07	Deutsche Bank AG, New York	Sell	0.710% semi-annually	08/20/12	1,090	(171)
Republic of Kazakhstan, 11.125%, 05/11/07	Barclays Bank plc	Buy	10.920% semi-annually	11/20/13	1,750	(380)
Republic of Poland, 5.250%, 01/15/14	Citibank, N.A.	Buy	1.750% semi-annually	10/20/13	2,880	62
Republic of Romania, 8.500%, 05/08/12	Citibank, N.A.	Buy	5.900% semi-annually	10/20/13	2,880	(22)
Republic of Turkey, 11.875%, 01/15/30	Deutsche Bank AG, New York	Buy	5.800% semi-annually	11/20/13	3,490	(225)
Republic of Venezuela, 9.250%, 09/15/27	Barclays Bank plc	Sell	1.721% semi-annually	03/20/12	1,520	(608)
Republic of Venezuela, 9.250%, 09/15/27	Deutsche Bank AG, New York	Sell	1.604% semi-annually	04/20/12	870	(360)
Republic of Venezuela, 9.250%, 09/15/27	Deutsche Bank AG, New York	Sell	1.620% semi-annually	04/20/12	410	(169)
Republic of Venezuela, 9.250%, 09/15/27	Morgan Stanley Capital Services	Sell	1.690% semi-annually	04/20/12	750	(309)
Republic of Venezuela, 9.250%, 09/15/27	Union Bank of Switzerland AG	Buy	2.030% semi-annually	06/20/12	510	207
Republic of Venezuela, 9.250%, 09/15/27	Morgan Stanley Capital Services	Buy	2.570% semi-annually	07/20/12	960	383
Republic of Venezuela, 9.250%, 09/15/27	Union Bank of Switzerland AG	Buy	2.550% semi-annually	07/20/12	770	307
Republic of Venezuela, 9.250%, 09/15/27	Union Bank of Switzerland AG	Sell	2.510% semi-annually	07/20/12	1,550	(620)
Republic of Venezuela, 9.250%, 09/15/27	Morgan Stanley Capital Services	Sell	3.400% semi-annually	08/20/12	90	(35)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.175%, 05/16/13	Union Bank of Switzerland AG	Sell	0.760% semi-annually	02/20/09	1,190	(21)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.175%, 05/16/13	Credit Suisse International	Sell	0.720% semi-annually	03/20/09	120	(3)
Russian Federation, 7.500%, 03/31/30	Union Bank of Switzerland AG	Buy	0.310% semi-annually	02/20/09	1,190	25
Russian Federation, 7.500%, 03/31/30	Credit Suisse International	Buy	0.300% semi-annually	03/20/09	120	3
Russian Federation, 7.500%, 03/31/30	Morgan Stanley Capital Services	Buy	0.900% semi-annually	07/20/10	500	58
Russian Federation, 7.500%, 03/31/30	Morgan Stanley Capital Services	Sell	1.010% semi-annually	07/20/10	2,000	(251)
Russian Federation, 7.500%, 03/31/30	Deutsche Bank AG, New York	Sell	0.770% semi-annually	08/20/10	70	(9)
Russian Federation, 7.500%, 03/31/30	Morgan Stanley Capital Services	Buy	0.750% semi-annually	08/20/10	750	93
Russian Federation, 7.500%, 03/31/30	Union Bank of Switzerland AG	Buy	0.900% semi-annually	08/20/10	300	36
Russian Federation, 7.500%, 03/31/30	Morgan Stanley Capital Services	Buy	0.530% semi-annually	08/20/11	660	112
Russian Federation, 7.500%, 03/31/30	Morgan Stanley Capital Services	Buy	0.500% semi-annually	11/20/11	740	134
Russian Federation, 7.500%, 03/31/30	Deutsche Bank AG, New York	Sell	0.525% semi-annually	12/20/11	1,360	(269)
Russian Federation, 7.500%, 03/31/30	Deutsche Bank AG, New York	Sell	0.510% semi-annually	12/20/11	1,580	(313)
Russian Federation, 7.500%, 03/31/30	Barclays Bank plc	Buy	0.475% semi-annually	04/20/12	530	104
Russian Federation, 7.500%, 03/31/30	Deutsche Bank AG, New York	Buy	0.495% semi-annually	04/20/12	350	74
Russian Federation, 12.750%, 06/24/28	Morgan Stanley Capital Services	Buy	0.640% semi-annually	09/20/10	400	52
United Mexican States, 7.500%, 04/08/33	Citibank, N.A.	Sell	1.050% semi-annually	06/20/10	1,000	(22)
United Mexican States, 7.500%, 04/08/33	Morgan Stanley Capital Services	Buy	0.960% semi-annually	07/20/10	2,000	53
United Mexican States, 7.500%, 04/08/33	Deutsche Bank AG, New York	Buy	0.810% semi-annually	08/20/10	70	2
						(11,371)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 10,914	$ 835	$ (98)
Level 2 - Other significant observable inputs	205,858	3,384	(14,755)
Level 3 - Significant unobservable inputs	391	-	-
Total	$ 217,163	$ 4,219	$ (14,853)

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ -	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	391	-
Balance as of 11/30/08	$ 391	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 102.1%
		Asset-Backed Securities — 40.3%
88		American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 1.923%, 02/15/12 (e) (i)	83
500		Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, VAR, 1.875%, 04/25/35	122
400		Asset Backed Funding Certificates, Series 2005-HE1, Class M2, VAR, 1.835%, 03/25/35	257
148		Bear Stearns Asset Backed Securities Trust, Series 2005-HE3, Class M1, VAR, 1.825%, 03/25/35	141
		Capital One Auto Finance Trust,
675		Series 2007-B, Class A3B, VAR, 1.423%, 04/15/12	616
750		Series 2007-B, Class A4, VAR, 1.453%, 04/15/14	509
289		Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, VAR, 1.575%, 12/25/35	228
		Countrywide Asset-Backed Certificates,
117		Series 2004-6, Class 2A4, VAR, 1.845%, 11/25/34	93
39		Series 2005-BC1, Class M2, VAR, 1.835%, 05/25/35	38
501		Countrywide Home Equity Loan Trust, Series 2003-C, Class A, VAR, 1.693%, 05/15/29	311
399		Fleet Home Equity Loan Trust, Series 2003-1, Class A, 1.703%, 01/20/33	248
800		HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3,VAR 1.575%, 02/25/36 (f)	464
1,500		K2 (USA) LLC, Series 2007-2D, VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
2,100		Links Finance LLC, VAR, 0.000%, 12/31/09 (d) (e) (f) (i) (s)	—
150		Morgan Stanley ABS Capital I, Series 2005-HE2, Class M3, VAR, 1.875%, 01/25/35	102
413		New Century Home Equity Loan Trust, Series 2004-3, Class M1, VAR, 2.015%, 11/25/34	238
		Option One Mortgage Loan Trust,
73		Series 2002-1, Class A, VAR, 1.975%, 02/25/32	58
300		Series 2005-2, Class M1, VAR, 1.835%, 05/25/35	198
550		Park Place Securities, Inc., Series 2004-WHQ2, Class M2, VAR, 2.025%, 02/25/35	301
133		Residential Funding Mortgage Securities II, Inc., Series 2003-HS4, Class AIB, VAR, 1.655%, 01/25/29	80
		Securitized Asset Backed Receivables LLC Trust,
500		Series 2005-OP1, Class M2, VAR, 1.845%, 01/25/35	299
167		Series 2006-OP1, Class A2B, VAR, 3.459%, 10/25/35	164
350		Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, VAR, 1.615%, 06/25/34	297
1,000		William Street Funding Corp., Series 2005-1, Class A, VAR, 4.104%, 01/23/11 (e) (i)	883

		Total Asset-Backed Securities (Cost $11,950)	5,730

		Collateralized Mortgage Obligations — 17.1%
		Agency CMO — 7.4%
		Federal Home Loan Mortgage Corp. REMICS,
1,050		Series 2638, Class KI, IO, 5.000%, 11/15/27	53
641		Series 2686, Class FL, VAR, 1.823%, 03/15/28	628
808		Series 2975, Class IO, IO, 5.500%, 06/15/26	30
		Federal National Mortgage Association REMICS,
296		Series 2002-36, Class FT, VAR, 1.895%, 06/25/32	293
1,012		Series 2005-51, Class KI, IO, 5.500%, 01/25/25 (i)	28
600		Series 2005-63, Class PK, IO, 5.500%, 10/25/24	16

			1,048

		Non-Agency CMO — 9.7%
783		Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, VAR, 1.643%, 03/20/47	324
892		Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, VAR, 1.735%, 03/25/35	373
145		Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, VAR, 1.495%, 06/25/36	138
286		Thornburg Mortgage Securities Trust, Series 2003-2, Class A1, VAR, 2.075%, 04/25/43	251
719		WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1, VAR, 1.685%, 10/25/45	292

			1,378

		Total Collateralized Mortgage Obligations (Cost $3,944)	2,426

		Commercial Mortgage-Backed Securities — 0.1%
17		LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.478%, 07/15/27	17
—	(h)	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 1.543%, 09/15/21 (e)	—	(h)

		Total Commercial Mortgage-Backed Securities (Cost $16)	17

		Corporate Bonds — 35.3%
		Capital Markets — 9.1%
500		Citigroup Funding, Inc., VAR, 2.991%, 03/02/09 (m)	497
850		Goldman Sachs Group, Inc. (The), VAR, 3.869%, 06/28/10	793
300		Lehman Brothers Holdings Capital Trust V, VAR, 0.000%, 12/31/49 (d) (i) (x)	—	(h)

			1,290

		Commercial Banks — 3.5%
500		Rabobank Nederland N.V., (Netherlands), VAR, 2.639%, 05/19/10 (e)	498

		Computers & Peripherals — 5.6%
800		Hewlett-Packard Co., VAR, 3.210%, 09/03/09 (m)	791

		Diversified Financial Services — 2.4%
600		ZFS Finance USA Trust III, VAR, 3.969%, 12/15/65 (e)	339

		Electric Utilities — 3.5%
500		Pepco Holdings, Inc., VAR, 3.435%, 06/01/10	494

		Insurance — 3.2%
500		Allstate Life Global Funding Trusts, VAR, 2.781%, 02/26/10	459

		Media — 1.3%
200		Viacom, Inc., VAR, 3.169%, 06/16/09	191

		Thrifts & Mortgage Finance — 6.7%
950		Countrywide Financial Corp., VAR, 3.333%, 12/19/08 (m)	948

		Total Corporate Bonds (Cost $5,700)	5,010

		Mortgage Pass-Through Securities — 9.3%
596		Federal National Mortgage Association, 30 Year, Single Family, 5.500%, 10/01/38	606
700		Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.500%, 12/15/38	712

		Total Mortgage Pass-Through Securities (Cost $1,293)	1,318

		Total Long-Term Investments (Cost $22,903)	14,501

		Short-Term Investments — 27.1%
		Certificate of Deposit — 5.7%
800		Royal Bank of Canada, (Canada) 5.325%, 06/05/09 (Cost $808)	808

		U.S. Treasury Obligation — 0.5%
75		U.S. Treasury Bills, 0.062%, 02/12/09 (k) (n) (Cost $75)	75

SHARES

		Investment Company — 20.9%
2,960		JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $2,960)	2,960

		Total Short-Term Investments (Cost $3,843)	3,843

		Total Investments — 129.2% (Cost $26,746)	18,344
		Liabilities in Excess of Other Assets — (29.2)%	(4,148)

		NET ASSETS — 100.0%	$14,196

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
10	10 Year U.S. Treasury Note	03/20/09	$1,210	$37

	Short Futures Outstanding
(12)	5 Year U.S. Treasury Note	03/31/09	(1,401)	(12)

				$25

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Based Security
CMO	—	Collateralized Mortgage Obligation
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	—	Real Estate Mortgage Investment Conduits
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $464,000 which amounts to 2.5% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25
Aggregate gross unrealized depreciation	(8,427)

Net unrealized appreciation/depreciation	($8,402)

Federal income tax cost of investments	$26,746

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 2,960	$ 37	$ (12)
Level 2 - Other significant observable inputs	14,920	-	-
Level 3 - Significant unobservable inputs	464	-	-
Total	$ 18,344	$ 37	$ (12)

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ 1,199	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	1,201	-
Net amortization/accretion	-	-
Net purchases (sales)	(2,400)	-
Net transfers in (out) of Level 3	464	-
Balance as of 11/30/08	$ 464	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Government Agency Securities — 99.9%
	Federal Farm Credit Bank — 22.6%
105,000	2.420%, 05/28/09	105,000
100,000	2.450%, 05/27/09	100,000
80,000	2.960%, 06/18/09	79,998
350,000	DN, 1.307%, 04/14/09 (n)	348,306
35,000	DN, 2.010%, 11/13/09 (n)	34,335
65,000	DN, 2.109%, 05/15/09 (n)	64,382
150,000	DN, 2.202%, 01/21/09 (n)	149,539
100,000	DN, 2.466%, 12/08/08 (m) (n)	99,953
40,000	DN, 2.512%, 06/04/09 (n)	39,496
10,000	DN, 2.829%, 06/10/09 (n)	9,854
100,000	DN, 2.923%, 06/19/09 (n)	98,422
250,000	VAR, 0.950%, 02/10/09	249,993
100,000	VAR, 0.960%, 01/13/09	99,995
100,000	VAR, 0.960%, 01/20/09	99,996
350,000	VAR, 0.970%, 12/18/08	349,999
80,000	VAR, 1.030%, 12/01/08	79,996
280,000	VAR, 1.030%, 01/30/09	280,001
324,150	VAR, 1.070%, 01/22/09	324,150
146,000	VAR, 1.090%, 12/03/08	146,000
250,000	VAR, 1.090%, 12/26/08	249,987
275,000	VAR, 1.110%, 12/12/08	275,000
75,000	VAR, 1.259%, 12/23/08	74,998
330,000	VAR, 1.299%, 12/24/08	330,000
100,000	VAR, 1.345%, 12/28/08	100,000
135,000	VAR, 1.353%, 12/20/08	134,991
50,000	VAR, 1.450%, 02/04/09	50,000
11,000	VAR, 1.469%, 12/12/08	11,001

		3,985,392

	Federal Home Loan Bank — 75.5%
300,000	2.190%, 01/23/09	300,350
53,000	2.250%, 10/02/09	53,014
125,000	2.290%, 04/22/09	124,991
180,000	2.300%, 04/03/09	179,983
150,000	2.350%, 04/21/09	150,000
300,000	2.400%, 01/23/09	300,441
150,000	2.600%, 06/17/09	149,998
134,000	2.645%, 02/27/09	134,000
125,000	2.900%, 03/24/09	125,000
75,000	3.125%, 06/19/09	75,038
185,000	3.200%, 04/06/09	185,000
109,900	DN, 0.200%, 12/04/08 (n)	109,898
235,175	DN, 0.214%, 12/18/08 (n)	235,151
300,000	DN, 0.220%, 12/26/08 (n)	299,954
338,100	DN, 0.244%, 12/19/08 (n)	338,059
447,036	DN, 0.358%, 12/16/08 (n)	446,969
1,022,046	DN, 0.367%, 12/01/08 (n)	1,022,047
404,130	DN, 0.658%, 12/17/08 (n)	404,012
165,000	DN, 0.701%, 01/06/09 (n)	164,885
500,000	DN, 0.717%, 01/13/09 (n)	499,572
100,000	DN, 0.781%, 01/16/09 (n)	99,900
250,000	DN, 0.781%, 01/27/09 (n)	249,691
400,000	DN, 0.839%, 12/22/08 (n)	399,805
300,000	DN, 0.851%, 01/14/09 (n)	299,689
300,000	DN, 0.851%, 01/15/09 (n)	299,681
557,150	DN, 0.968%, 12/05/08 (n)	557,090
50,000	DN, 1.613%, 05/26/09 (n)	49,609
199,223	DN, 1.737%, 01/30/09 (n)	198,649
348,085	DN, 1.955%, 12/12/08 (n)	347,878
26,940	DN, 2.131%, 12/10/08 (n)	26,926
166,073	DN, 2.231%, 02/02/09 (n)	165,429
120,313	DN, 2.378%, 03/13/09 (n)	119,512
275,000	DN, 2.415%, 01/26/09 (n)	273,973
200,000	DN, 2.467%, 02/05/09 (n)	199,102
200,000	DN, 2.468%, 02/06/09 (n)	199,088
200,000	DN, 2.501%, 03/16/09 (n)	198,559
43,900	DN, 2.516%, 01/02/09 (n)	43,802
500,000	DN, 2.517%, 01/09/09 (n)	498,646
100,000	DN, 2.664%, 12/08/08 (n)	99,948
28,537	DN, 2.674%, 12/11/08 (n)	28,516
121,992	DN, 2.840%, 04/03/09 (n)	120,825
79,150	DN, 2.915%, 12/03/08 (n)	79,137
495,333	DN, 3.083%, 02/04/09 (n)	492,605
100,000	DN, 3.149%, 04/13/09 (n)	98,855
475,000	VAR, 0.770%, 12/01/08	474,944
25,000	VAR, 0.770%, 12/01/08	25,000
75,000	VAR, 0.800%, 12/01/08	74,376
190,000	VAR, 0.975%, 12/01/08	190,000
100,000	VAR, 1.020%, 02/20/09	100,000
130,000	VAR, 1.040%, 12/06/08	130,000
90,000	VAR, 1.060%, 12/01/08	90,000
130,000	VAR, 1.090%, 02/07/09	129,983
110,000	VAR, 1.120%, 02/13/09	110,000
105,000	VAR, 1.135%, 02/20/09	105,000
65,000	VAR, 1.299%, 12/22/08	65,000
25,000	VAR, 1.323%, 12/17/08	25,000
150,000	VAR, 1.393%, 12/20/08	149,973
130,000	VAR, 2.078%, 12/06/08	129,991
95,630	VAR, 2.116%, 02/18/09	95,630
50,750	VAR, 2.170%, 02/11/09	50,750
70,125	VAR, 2.719%, 02/05/09	70,146
200,000	VAR, 3.769%, 12/29/08	200,000
387,300	VAR, 4.038%, 01/05/09	387,304
262,000	VAR, 4.550%, 01/12/09	262,000

		13,310,374

	U.S. Treasury Bills — 1.8%
300,000	0.396%, 01/02/09 (n)	299,894
25,000	1.057%, 06/24/09 (n)	24,851

		324,745

	Total Investments — 99.9% (Cost $17,620,511) *	17,620,511
	Other Assets in Excess of Liabilities — 0.1%	14,739

	NET ASSETS — 100.0%	$17,635,250

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund'’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	17,620,511	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 17,620,511	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 93.4%
	Municipal Bonds — 93.4%
	Alabama — 0.7%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	10,742
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11	4,981
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,599
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.500%, 10/01/09 (p)	4,450

		27,772

	Alaska — 0.1%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.100%, 07/01/09 (p)	1,500
1,560	Series A, Rev., AMBAC, 5.200%, 07/01/09 (p)	1,581
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	987
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,367

		5,435

	Arizona — 4.1%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,033
3,000	Series D, Rev., 5.000%, 01/01/14	3,017
5,000	Series D, Rev., 5.000%, 01/01/16	4,941
2,500	Series D, Rev., 5.000%, 01/01/18	2,191
5,000	Series D, Rev., 5.000%, 01/01/18	4,399
10,000	Series D, Rev., 5.500%, 01/01/18	9,840
470	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.125%, 07/01/09	482
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 2.030%, 12/04/08	4,350
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	30,627
15,000	COP, 5.750%, 09/01/18	15,994
5,000	Series A-2, COP, FSA-CR, FGIC, 5.000%, 09/01/15	5,242
1,680	Series A-3, COP, FSA-CR, FGIC, 5.000%, 09/01/15	1,761
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	16,482
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16	5,346
3,000	Series A, Rev., 5.000%, 07/01/18	3,002
4,675	Series B, Rev., 5.000%, 01/01/16	5,054
1,525	City of Goodyear, GO, FSA, 4.250%, 07/01/18	1,203
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/10	1,247
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 01/01/14	5,014
10,250	Series A, Rev., 7.000%, 01/01/14	10,725
5,000	Series A, Rev., 7.000%, 01/01/14	5,197
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	4,421
905	Maricopa County Unified School District No 89-Dysart, GO, MBIA-RE, FGIC, 5.250%, 07/01/20	919
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.000%, 09/15/10 (p)	3,147
1,875	Rev., AMBAC, 5.100%, 09/15/10 (p)	1,987
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	1,007
4,455	Tempe Union High School District No 213, GO, FSA, 5.000%, 07/01/13	4,830

		155,458

	California — 13.4%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., MBIA-RE, FGIC, 5.000%, 08/01/12	5,092
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16	2,103
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18	1,995
2,450	Series C, Rev., 6.500%, 10/01/18	2,466
2,000	Series C, Rev., 6.500%, 10/01/18	1,989
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	591
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,127
	California State Department of Water Resources, Power Supply,
10,000	Series A, Rev., AMBAC, 5.500%, 05/01/12	10,563
8,000	Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,934
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.000%, 04/01/16	2,020
2,245	Series B, Rev., FSA, 5.000%, 04/01/16	2,164
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.500%, 12/01/13	3,747
2,500	Series E, Rev., XLCA, 5.000%, 06/01/14	2,392
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.000%, 04/01/16	2,723
2,105	Series C, Rev., FSA, 5.000%, 04/01/16	2,011
2,310	Series C, Rev., FSA, 5.000%, 04/01/16	2,165
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.000%, 06/01/13	2,511
2,330	Series A, Rev., 5.000%, 06/01/14	2,432
3,500	Series A, Rev., 5.000%, 06/01/15	3,428
5,160	Series A, Rev., 5.000%, 06/01/15	4,828
5,000	Series A, Rev., 5.000%, 06/01/15	4,805
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., FSA, 5.000%, 04/01/16	1,475
1,285	Series D, Rev., FSA, 5.000%, 04/01/16	1,272
1,415	Series D, Rev., FSA, 5.000%, 04/01/16	1,364
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
2,500	Series A, Rev., 5.500%, 06/01/14	2,568
2,500	Series A, Rev., 5.500%, 06/01/14	2,507
6,000	Series A, Rev., 5.500%, 06/01/14	5,996
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/16	3,414
	California State University, Systemwide,
1,000	Series C, Rev., FSA, 5.000%, 11/01/13	1,075
1,000	Series C, Rev., FSA, 5.000%, 11/01/14	1,080
425	California Statewide Communities Development Authority, Catholic West, COP, 6.000%, 07/01/09 (p)	435
1,395	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.000%, 07/01/09	1,430
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/13	2,879
1,000	Rev., 5.250%, 11/15/13	904
1,000	Capistrano Unified School District Community Facilities District No 87-1, Special Tax, AMBAC, 5.000%, 09/01/12	1,024
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	3,872
2,070	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	730
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.750%, 05/01/15	859
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.250%, 10/01/11	4,450
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AMBAC, FSA-CR, Zero Coupon, 09/01/23	2,087
	City of Vallejo,
3,010	Rev., MBIA, 5.000%, 05/01/16	2,782
3,160	Rev., MBIA, 5.000%, 05/01/16	2,889
3,320	Rev., MBIA, 5.000%, 05/01/16	2,998
3,490	Rev., MBIA, 5.000%, 05/01/16	3,112
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.500%, 10/01/11	11,076
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,752
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, MBIA, Zero Coupon, 08/01/17	466
1,700	Fontana Public Finance Authority, Rev., AMBAC, 5.250%, 09/01/14	1,740
22,205	Golden State Tobacco Securitization Corp., Series 2003-A-1, Rev., 6.750%, 06/01/13 (p)	25,520
	Golden State Tobacco Securitization Corp., Asset Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,781
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,935
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
10,000	Series A, Rev., AMBAC, 5.000%, 06/01/11	8,958
31,795	Series A-1, Rev., 4.500%, 06/01/17	24,748
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,072
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,382
19,970	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election 2002, Series C, GO, Assured Guaranty, Ltd., Zero Coupon, 08/01/26	7,109
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	3,077
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	1,905
9,545	Series A, Rev., 5.250%, 11/15/22	7,164
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, MBIA-RE, FGIC, Zero Coupon, 05/01/20	1,692
4,365	Series D, GO, MBIA-RE, FGIC, Zero Coupon, 05/01/21	2,094
5,265	Series D, GO, MBIA-RE, FGIC, Zero Coupon, 05/01/22	2,347
5,265	Series D, GO, MBIA-RE, FGIC, Zero Coupon, 05/01/23	2,180
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.125%, 08/15/11	4,886
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, MBIA, 4.750%, 05/15/13	3,087
3,410	Series A, Rev., AMT, MBIA, 4.750%, 05/15/14	3,205
3,575	Series A, Rev., AMT, MBIA, 5.000%, 05/15/15	3,345
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/18	2,333
7,750	Los Angeles Unified School District, Series B, GO, FSA, 4.750%, 07/01/16	7,931
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, MBIA, 5.125%, 07/01/12 (p)	14,836
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	13,119
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.200%, 06/01/13	7,392
2,925	Los Rios Community College District, Election of 2002, Series B, GO, MBIA, 5.000%, 08/01/12	2,977
2,085	Napa Valley Unified School District, Election of 2002, GO, MBIA-RE, FGIC, 5.000%, 08/01/16	1,969
4,535	Natomas Unified School District, Election of 2006, GO, MBIA-RE, FGIC, 5.000%, 08/01/14	4,184
	Palomar Pomerado Health, Capital Appreciation,
3,140	GO, MBIA, Zero Coupon, 08/01/15	2,305
3,615	Series A, GO, MBIA, Zero Coupon, 08/01/18	2,156
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,185
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.000%, 04/01/16	1,290
2,045	Series A, MBIA, 5.000%, 04/01/16	1,857
2,250	Series A, MBIA, 5.000%, 04/01/16	2,011
2,365	Series A, MBIA, 5.000%, 04/01/16	2,094
2,480	Series A, MBIA, 5.000%, 04/01/16	2,170
2,020	Rio Hondo Community College District, Series A, GO, MBIA, 5.250%, 08/01/14 (p)	2,303
3,110	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	2,360
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.000%, 06/15/12	8,755
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., MBIA, 5.000%, 09/01/17	940
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, MBIA-RE, FGIC, Zero Coupon, 08/01/11	2,632
1,575	Series B, GO, MBIA-RE, FGIC, Zero Coupon, 08/01/13	1,308
545	Series B, GO, MBIA-RE, FGIC, Zero Coupon, 08/01/14	428
2,000	Series C, GO, MBIA-RE, FGIC, Zero Coupon, 08/01/14	1,573
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., FSA, 5.000%, 08/01/17	1,305
2,000	Rev., FSA, 5.000%, 08/01/17	2,043
2,000	Solano County, COP, MBIA, 5.250%, 11/01/12 (p)	2,228
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.500%, 01/01/13	5,426
	State of California,
2,250	GO, 5.000%, 02/01/10	2,318
8,545	GO, 5.000%, 08/01/13	8,225
2,065	GO, 5.000%, 02/01/14 (p)	2,307
3,150	GO, 5.000%, 08/01/15	2,990
5,000	GO, 5.125%, 04/01/14	4,767
3,000	GO, 5.250%, 02/01/13	3,043
2,885	GO, 5.750%, 05/01/10 (p)	3,084
5,000	GO, FGIC-TCRS, 5.250%, 08/01/13	5,222
3,590	GO, MBIA, 5.250%, 02/01/13	3,377
	State of California, Economic Recovery,
23,300	Series A, GO, FGIC-TCRS, 5.000%, 07/01/11	24,202
20,000	Series A, GO, MBIA, 5.000%, 07/01/14	21,219
6,000	Series A, GO, MBIA-RE, FGIC, 5.250%, 07/01/14	6,484
10,000	Series B, GO, 5.000%, 07/01/11	10,421
20,000	State of California, Various Purpose, GO, 5.000%, 03/01/14	20,968
6,580	Temple City Unified School District, GO, MBIA-RE, FGIC, 5.250%, 08/01/22	6,610
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.000%, 08/01/11	2,088
4,270	Tustin Unified School District School Facilities Improvement District, Election of 2002, Series C, GO, FSA, 4.500%, 06/01/18	3,539
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.000%, 08/01/14	2,608
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, FSA, 5.000%, 08/01/16	2,823
5,695	Series A, GO, FSA, 5.000%, 08/01/16	5,569

		503,783

	Colorado — 2.6%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series 1985A, Rev., Zero Coupon, 06/01/16 (m)	31,418
	Arapahoe County School District No. 5-Cherry Creek,
1,000	GO, 6.000%, 12/15/09 (p)	1,050
1,000	Series B, GO, 6.000%, 12/15/12	1,109
2,035	Arapahoe County School District No. 6-Littleton, GO, MBIA-RE, FGIC, 5.250%, 12/01/12	2,074
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.000%, 10/01/12	1,082
710	Series C, Rev., MBIA, 6.000%, 10/01/11	724
615	Series C, Rev., MBIA, 6.000%, 10/01/12	626
825	Series C, Rev., MBIA, 6.000%, 10/01/13	833
585	Series C, Rev., MBIA, 6.000%, 10/01/14	586
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/12	1,057
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/18	4,860
45	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/10	46
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.000%, 09/01/10	3,625
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, MBIA-RE, FGIC, 5.000%, 11/15/13	2,935
5,000	Series B, Rev., AMT, MBIA-RE, FGIC, 5.000%, 11/15/14	4,785
3,000	Series E, Rev., MBIA-RE, FGIC, 5.250%, 11/15/12	2,938
5,250	Denver City & County, Excise Tax, Series A, Rev., FSA, 5.375%, 09/01/09	5,360
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, MBIA-RE, FGIC, 5.750%, 12/15/14	1,755
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.750%, 12/15/12 (p)	1,900
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	3,962
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.100%, 01/02/09	1,209
2,000	El Paso County School District No. 49, Falcon, Series A, GO, FSA, 5.500%, 12/01/09 (p)	2,185
	Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds,
1,295	GO, 5.000%, 12/01/12 (w)	1,397
1,240	GO, 5.000%, 12/01/13 (w)	1,348
	Jefferson County School District R-001,
4,800	GO, MBIA, 6.500%, 12/15/10	5,191
3,720	GO, MBIA, 6.500%, 12/15/11	4,119
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,326
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	930
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,560
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,112
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., FSA, 5.000%, 06/01/11	262

		98,364

	Connecticut — 1.4%
500	City of Greenwich, GO, 4.000%, 06/01/18	460
2,465	City of New Haven, Series B, GO, FSA, 6.000%, 11/01/09 (p)	2,600
3,425	City of Ridgefield, Series A, GO, 5.000%, 09/15/10 (p)	3,656
	City of Waterbury,
1,045	Series A, GO, FSA, 5.250%, 04/01/11	1,111
3,905	Series A, GO, FSA, 5.500%, 04/01/12 (p)	4,301
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.000%, 06/15/13	899
1,040	Rev., FSA, 5.000%, 06/15/15	1,124
1,200	Rev., FSA, 5.000%, 06/15/16	1,288
1,260	Rev., FSA, 5.000%, 06/15/17	1,340
1,320	Rev., FSA, 5.000%, 06/15/17	1,382
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	1,126
65	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	70
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/18	7,117
5,000	Series A, GO, 5.250%, 04/15/11	5,330
7,240	Series B, GO, 5.875%, 06/15/10 (p)	7,700
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,544
	State of Connecticut, Transportation Infrastructure,
2,250	Series A, Rev., MBIA-RE, FGIC, 5.500%, 10/01/12	2,447
1,400	Series B, Rev., MBIA-IBC, 6.125%, 09/01/12	1,518
3,900	University of Connecticut, Series A, GO, FGIC, 5.750%, 03/01/10 (p)	4,133

		51,146

	District of Columbia — 1.0%
	District of Columbia,
2,000	COP, MBIA-RE, FGIC, 5.000%, 01/01/13	2,064
2,000	COP, MBIA-RE, FGIC, 5.250%, 01/01/15	2,079
2,500	COP, MBIA-RE, FGIC, 5.250%, 01/01/16	2,577
10,305	Series A, GO, MBIA, 5.500%, 06/01/12	11,042
3,310	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/11	2,935
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.500%, 04/01/09	6,803
1,500	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.000%, 09/15/09	1,557
7,015	District of Columbia, Unrefunded Balance, Series 2001-B, GO, FSA, 5.500%, 06/01/09	7,185

		36,242

	Florida — 3.7%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,425
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/15	1,463
1,500	Series E, Rev., FGIC, 5.125%, 12/01/20	1,481
9,650	Florida State Board of Education, Series A, GO, 5.000%, 06/01/11	10,121
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/16	5,863
	Florida State Board of Education, Lottery,
2,145	Series A, Rev., AMBAC, 5.000%, 07/01/15	2,186
9,640	Series A, Rev., AMBAC, 5.000%, 07/01/15	9,262
7,060	Series B, Rev., MBIA-RE, FGIC, 5.250%, 07/01/11	7,177
1,495	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 5.250%, 06/01/12	1,606
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	1,066
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., TRAN, 3.950%, 09/01/12	7,826
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	8,038
	Indian River County Hospital District,
1,185	Rev., FSA, 5.950%, 01/02/09	1,189
1,285	Rev., FSA, 6.000%, 01/02/09	1,289
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., MBIA-RE, FGIC, 5.000%, 10/01/13	5,025
5,000	Lee County School Board, Series A, COP, FSA, 5.000%, 02/01/14	5,225
5,000	Lee County, Airport, Series B, Rev., FSA, 5.750%, 10/01/10 (p)	5,400
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,606
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,611
1,800	Sub Series B, Rev., MBIA, Zero Coupon, 01/02/09	354
2,605	Sub Series B, Rev., MBIA, Zero Coupon, 01/02/09	477
2,655	Sub Series B, Rev., MBIA, Zero Coupon, 01/02/09	417
2,800	Miami-Dade County School Board, Series B, COP, VAR, MBIA, 5.000%, 05/01/31	2,932
1,865	Miami-Dade County, Capital Appreciation, Sub Series A, Rev., MBIA, Zero Coupon, 10/01/15	367
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,999
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., FSA, 5.250%, 10/01/17	3,547
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., FSA, 5.250%, 10/01/16	8,743
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 06/01/09	4,062
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11	10,236
5,000	Series C, COP, FSA, 5.000%, 08/01/12 (p)	5,437
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.000%, 10/01/15	5,921
990	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15	1,052
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., MBIA, 5.250%, 10/01/18	1,583
2,060	Rev., MBIA, 5.250%, 10/01/19	2,145
3,065	Volusia County, Gas Tax, Rev., FSA, 5.000%, 10/01/14	3,253

		138,384

	Georgia — 2.4%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	5,093
8,660	Series B, Rev., 5.250%, 10/01/23	8,960
1,720	Forsyth County School District, GO, 5.000%, 07/01/11	1,840
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,145
2,630	GO, 6.375%, 05/01/14	3,024
	Georgia Municipal Electric Authority,
5,150	Series A, Rev., 6.500%, 01/01/12	5,386
125	Series Y, Rev., 6.400%, 01/01/09 (p)	125
55	Series Y, Rev., 10.000%, 01/01/10 (p)	60
	Georgia Municipal Electric Authority, Unrefunded Balance,
2,875	Series Y, Rev., 6.400%, 01/01/09	2,884
945	Series Y, Rev., 10.000%, 01/01/10	1,019
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., FSA, 5.000%, 06/01/18	2,585
5,000	Series A, Rev., FSA, 5.000%, 06/01/18	5,156
2,950	Gwinnett County Development Authority, Public Schools Project, COP, MBIA, 5.250%, 01/01/13	3,187
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,493
1,500	GO, 5.000%, 02/01/17	1,631
4,800	GO, 5.000%, 02/01/18	4,874
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.625%, 02/01/10 (p)	1,583
3,980	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	3,119
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, Bank of New York, 6.250%, 07/01/18	2,766
5,000	Series P, Rev., AMBAC, 6.250%, 07/01/11	5,305
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13 (w)	2,116
	State of Georgia,
1,350	Series B, GO, 5.000%, 07/01/13	1,428
5	Series B, GO, 6.300%, 03/01/10 (p)	5
9,300	Series D, GO, 5.000%, 08/01/12	9,972
1,900	Series E, GO, 6.750%, 12/01/10	2,067
10,695	State of Georgia, Unrefunded Balance, Series B, GO, 6.300%, 03/01/10	11,283

		91,106

	Hawaii — 0.3%
	State of Hawaii,
2,585	Series CM, GO, MBIA-RE, FGIC, 6.000%, 12/01/10	2,771
7,860	Series DD, GO, MBIA, 5.250%, 05/01/14	7,937

		10,708

	Idaho — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	11,665

	Illinois — 5.8%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.250%, 06/01/13	7,437
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, MBIA-RE, FGIC, Zero Coupon, 12/01/17	3,942
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.750%, 12/01/14 (p)	2,455
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.500%, 12/01/09	14,627
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,816
1,000	GO, 7.250%, 12/01/12 (p)	1,177
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	4,846
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/16	11,779
990	Chicago Park District, Series B, GO, FGIC, 5.500%, 01/01/11 (p)	1,058
5,300	Chicago Public Building Commission Building, Series A, Rev., MBIA, 5.250%, 12/01/11	5,559
	Chicago Transit Authority, Federal Transit Administration, Section 5307,
10,000	Rev., AMBAC, 5.000%, 12/01/16	9,969
2,145	Series A, Rev., AMBAC, 5.250%, 06/01/13	2,262
	City of Chicago,
7,500	Series A, GO, FSA, 5.000%, 01/01/15	7,594
10,020	Series J, GO, AMBAC, 5.000%, 12/01/16	9,865
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.250%, 01/01/13	1,240
1,000	GO, FGIC, 5.250%, 01/01/15	1,064
4,000	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/18	3,813
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 11/15/14	4,409
	Cook County High School District No 205-Thornton Township,
2,540	GO, 5.500%, 12/01/16	2,718
1,000	GO, 5.500%, 12/01/18	1,047
1,000	GO, 5.500%, 12/01/18	1,028
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, FSA-CR, MBIA, Zero Coupon, 12/01/21	2,371
3,000	Du Page County, Rev., FSA, 5.750%, 07/01/11 (p)	3,270
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/15	5,324
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,655
1,665	Illinois Health Facilities Authority, Rev., 6.625%, 02/15/10 (p)	1,763
1,425	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.750%, 11/15/10	1,492
10,000	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., FSA, 5.000%, 07/01/16	9,802
5,000	Illinois State, First Lien, GO, 5.500%, 08/01/10	5,189
	Lake County Community High School District No. 124, Grant School Building,
2,500	GO, 5.000%, 12/01/13	2,650
1,355	GO, 5.000%, 12/01/15	1,433
1,080	GO, 5.000%, 12/01/16	1,140
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, MBIA-RE, FGIC, 8.000%, 01/15/15	3,647
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.400%, 06/01/12	7,085
1,000	Series B, GO, AMBAC, 6.400%, 06/01/12	1,073
7,730	Series B, Rev., MBIA-RE, FGIC, 5.375%, 06/01/12	8,185
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., MBIA, 5.250%, 10/01/16	1,000
1,500	Rev., MBIA, 5.250%, 10/01/16	1,475
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,305
4,130	GO, 5.000%, 01/01/21	4,205
3,125	Rev., 5.000%, 06/15/13	3,362
8,885	Series A, GO, 5.000%, 03/01/14	9,093
2,060	Series P, Rev., 6.500%, 06/15/13	2,228
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.250%, 01/01/15	4,927
6,140	Series A, GO, XLCA, 5.250%, 01/01/15	5,205
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 01/01/23	927
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, FSA, 5.375%, 12/01/11 (p)	1,119
	Will Grundy Etc. Counties Community College District No 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,781
1,250	GO, 5.750%, 06/01/18	1,268
1,000	GO, 5.750%, 06/01/18	1,012
1,000	GO, 5.750%, 06/01/18	1,007
1,000	GO, 5.750%, 06/01/18	1,005
4,420	Winnebago County School District No. 122 Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	3,715
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, MBIA, 5.000%, 12/30/15	4,266

		217,684

	Indiana — 0.8%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., FSA, 5.000%, 07/15/15	3,028
3,415	City of Indianapolis, Economic Development, Knob in the Woods Project, Rev., VAR, FNMA COLL, 3.450%, 12/01/09	3,459
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%, 04/01/11	1,723
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., 5.000%, 07/15/12	1,155
1,155	Rev., 5.000%, 07/15/13	1,214
990	Rev., 5.000%, 07/15/14	1,040
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.000%, 08/01/16	1,990
1,800	Indiana Municipal Power Agency, Series B, Rev., MBIA, 5.875%, 01/01/10	1,865
5,555	Indiana State Office Building Commission, Miami Correctional-Phase 1-A, Rev., AMBAC, 5.500%, 07/01/09 (p)	5,753
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,659
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,481
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	2,384
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,746
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.200%, 01/15/10 (p)	520

		30,017

	Iowa — 0.5%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.500%, 01/01/10	3,108
	Iowa Finance Authority, Hospital Facility,
6,920	Rev., 6.750%, 02/15/10 (p)	7,402
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,113
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,299

		16,922

	Kansas — 1.8%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.250%, 10/01/10	1,449
1,600	Rev., MBIA, 5.350%, 10/01/10	1,689
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.000%, 09/01/10 (p)	1,240
1,865	GO, FSA, 5.250%, 09/01/10 (p)	1,976
4,500	GO, FSA, 5.500%, 09/01/10 (p)	4,787
5,000	Series A, GO, FSA, 5.250%, 09/01/15	5,037
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,576
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,643
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,632
3,880	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	3,105
24,250	Reno County, Capital Accumulator, Rev., PRIV MTGS, Zero Coupon, 12/01/15 (p)	18,419
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., MBIA, Zero Coupon, 04/01/16 (p)	18,489
825	Sedgwick County Unified School District No. 266-Maize, GO, MBIA, 5.000%, 09/01/13	889
6,365	Wyandotte County School District No. 500, GO, FSA, 5.500%, 09/01/12 (p)	7,046

		68,977

	Kentucky — 0.6%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 12/29/08	325
2,000	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., MBIA, 5.250%, 09/01/17	1,915
5,805	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.000%, 08/01/11 (p)	6,229
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.125%, 10/01/13 (p)	7,208
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.500%, 11/01/11	1,059
4,655	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.000%, 07/01/12	4,978

		21,714

	Louisiana — 0.6%
2,790	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	2,985
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	2,988
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,595	Rev., AMBAC, 5.000%, 03/01/16	3,502
3,565	Rev., AMBAC, 5.000%, 03/01/16	3,416
10,000	Louisiana Public Facilities Authority, CR, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	5,705
10,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., FHLMC, Zero Coupon, 02/01/20 (p)	5,632

		24,228

	Maine — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,884

	Maryland — 2.1%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/17	10,644
8,175	Montgomery County, Public Improvements, CONS, Series A, GO, 5.000%, 05/01/14	8,954
6,188	State of Maryland, Rev., 5.187%, 07/01/16 (i)	6,385
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,045
	State of Maryland, State & Local Facilities Loan, Second Series,
13,280	GO, 5.000%, 08/01/11	14,181
12,945	GO, 5.000%, 08/01/15	14,238
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,856
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.250%, 02/15/11	8,249

		78,552

	Massachusetts — 3.7%
	Boston Housing Authority,
615	Rev., FSA, 4.500%, 04/01/18	521
3,260	Rev., FSA, 5.000%, 04/01/18	3,089
1,365	City of Brockton, GO, FSA, 4.500%, 04/01/14	1,457
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/18	1,008
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,492
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,752
7,000	Series D, GO, 5.000%, 10/01/13	7,574
7,560	Series D, GO, MBIA, 5.250%, 11/01/11 (p)	8,089
2,115	Series D, GO, MBIA, 5.500%, 11/01/11 (p)	2,277
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,571
	Commonwealth of Massachusetts, Federal Highway,
3,500	Series A, Rev., GAN, 5.500%, 12/15/09	3,654
3,280	Series A, Rev., GAN, 5.750%, 06/15/09	3,361
18,545	Series A, Rev., GAN, FSA, 5.750%, 12/15/10	19,805
3,400	Series A, Rev., GAN, MBIA-IBC, 5.750%, 12/15/10	3,631
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	2,882
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,378
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,365
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., MBIA, 5.500%, 03/01/14	2,254
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/18	1,447
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.500%, 05/01/11	1,581
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	12,083
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.000%, 08/01/09 (p)	2,321
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance, Sub Series A, Rev., 6.000%, 08/01/09	7,546
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, 5.500%, 08/01/13 (p)	2,251
5,030	Series A, Rev., MBIA, 5.250%, 08/01/16	5,498
2,850	Series C, Rev., FGIC-TCRS, 5.250%, 12/01/15	3,023
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,017
11,645	Series 4-A, Rev., MBIA, 5.125%, 11/01/14 (p)	13,051

		140,978

	Michigan — 3.0%
	City of Detroit, Sewer Systems, Senior Lien,
4,150	Series C, Rev., MBIA-RE, FGIC, 5.000%, 07/01/16	4,128
1,900	Series C, Rev., MBIA-RE, FGIC, 5.250%, 07/01/16	1,971
5,000	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., BHAC, 5.500%, 07/01/18	4,884
3,910	City of Grand Rapids, Water Supply, Rev., MBIA-RE, FGIC, 5.750%, 01/01/11	4,086
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	7,476
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,029
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18	1,494
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12	3,101
10,400	Rev., 5.500%, 10/01/14	11,615
2,500	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11	2,642
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,851
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.000%, 12/01/10	4,331
4,405	Series A, Rev., 6.000%, 12/01/10	4,694
602	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	608
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,285
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.500%, 05/01/09	3,054
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.250%, 01/01/09	3,009
5,445	Rev., 6.250%, 01/01/11	5,703
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,717
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.625%, 05/01/10 (p)	1,054
1,200	Wayne County, COP, AMBAC, 5.625%, 05/01/11	1,240
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,861
1,895	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,970
1,670	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,715
1,895	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,924
1,900	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,916

		111,358

	Minnesota — 1.3%
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.250%, 10/01/14	976
	State of Minnesota,
5,790	GO, FSA, 5.000%, 08/01/13	5,784
6,585	Series C, GO, 5.000%, 08/01/14	7,218
10,000	Series C, GO, 5.000%, 08/01/15	10,980
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., MBIA, 5.000%, 06/01/15	3,707
	University of Minnesota,
5,000	Series A, Rev., 5.750%, 07/01/10 (p)	5,304
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,529
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,219

		49,717

	Mississippi — 0.9%
34,000	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	24,600
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	6,172
2,000	State of Mississippi, GO, 5.750%, 12/01/12	2,199

		32,971

	Missouri — 1.0%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/16	1,620
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
4,785	GO, FSA, 5.250%, 03/01/14	5,323
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, FSA, 5.250%, 03/01/14	519
400	GO, FSA, 5.250%, 03/01/14	403
4,835	Missouri Housing Development Commission, Homeowner Loan Program, Series B-1, Rev., AMT, VAR, GNMA/FNMA COLL, 5.375%, 03/01/13	4,594
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	108
115	Series III, Rev., FHA, 4.800%, 12/01/11	118
6,335	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series C-1, Rev., AMT, VAR, GNMA/FNMA, 4.800%, 03/01/12	5,825
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.500%, 07/01/12	1,209
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,574
2,600	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.600%, 01/01/15 (p)	2,773
10,000	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/16	10,018

		37,084

	Montana — 0.2%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/18	1,619
1,500	Rev., GAN, 5.000%, 06/01/18	1,498
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., MBIA, 5.750%, 05/15/10	2,961

		6,078

	Nebraska — 0.3%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,393
2,625	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD Student Loans, 6.200%, 06/01/13	2,717
2,500	Nebraska Public Power District, Series C, Rev., MBIA-RE, FGIC, 5.000%, 01/01/16	2,551

		10,661

	Nevada — 0.3%
	Clark County School District,
910	Series A, GO, MBIA, 7.000%, 06/01/10	973
8,200	Series A, GO, MBIA, 7.000%, 06/01/11	9,038
2,750	Series D, GO, MBIA, 5.000%, 12/15/13	2,888

		12,899

	New Hampshire — 0.0%
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/11	746

	New Jersey — 4.9%
	City of Harrison,
2,470	Series A, GO, FSA, Zero Coupon, 06/01/15	1,838
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	1,891
2,430	City of Jersey City, Public Improvement, Series A, GO, MBIA, 5.250%, 09/01/14	2,530
890	Freehold Regional High School District, GO, MBIA-RE, FGIC, 5.000%, 03/01/19	920
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., FSA, 5.800%, 11/01/15	6,639
10,000	Series A, Rev., FSA, 5.800%, 11/01/15	10,682
8,000	Series A, Rev., FSA, 5.800%, 11/01/15	8,494
8,000	Series A, Rev., FSA, 5.800%, 11/01/15	8,375
145	Lindenwold Boro School District, GO, MBIA, 5.000%, 06/01/14	158
	New Jersey EDA, Cigarette Tax,
410	Rev., 5.625%, 01/02/09	353
4,000	Rev., AGC-ICC, 5.375%, 06/15/14	3,766
4,500	Rev., FGIC, 5.000%, 06/15/09	4,505
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,941
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.250%, 07/01/14	15,482
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15	4,142
5,000	Series O, Rev., 5.250%, 03/01/15	5,060
7,750	Series P, Rev., 5.250%, 09/01/15	7,860
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,496
	New Jersey State Transit Corp., Federal Transportation Administration Grants,
9,400	Series A, COP, MBIA-RE, FGIC, 5.000%, 09/15/15	9,495
7,825	Series B, COP, AMBAC, 5.500%, 09/15/11	8,200
	New Jersey State Turnpike Authority,
1,980	Rev., 5.700%, 01/02/09 (p)	2,110
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,857
3,875	Series C-1, Rev., AMBAC, 5.000%, 01/01/10	3,404
1,495	Series G, Rev., 5.750%, 01/01/09 (p)	1,500
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,322
1,780	Series A, Rev., 5.750%, 06/15/16	1,978
10,000	Series B, Rev., MBIA-RE, FGIC, 5.250%, 12/15/14	10,757
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,488
5,330	Series D, Rev., FSA, 5.000%, 06/15/15 (p)	5,971
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
2,395	Series B, Rev., MBIA, 6.000%, 12/15/11 (p)	2,669
6,670	Series D, Rev., FSA, 5.000%, 06/15/15	6,731
4,520	State of New Jersey, Series E, GO, 6.000%, 07/15/09	4,654
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/18	2,465
3,300	Series A, COP, 5.000%, 06/15/18	3,207
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., FSA, Zero Coupon, 12/01/15	956
1,345	Series B, Rev., FSA, Zero Coupon, 12/01/16	939
1,510	Series B, Rev., FSA, Zero Coupon, 12/01/17	988
1,610	Series B, Rev., FSA, Zero Coupon, 12/01/18	979
1,845	Series B, Rev., FSA, Zero Coupon, 12/01/19	1,041

		184,843

	New Mexico — 1.2%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,556
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.250%, 06/15/14	6,204
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/18	1,798
1,645	Series B, Rev., 5.000%, 06/01/18	1,647
1,890	Series B, Rev., 5.000%, 06/01/18	1,813
2,050	Series B, Rev., 5.000%, 06/01/18	1,931
1,145	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., VAR, AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/12	1,107
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.000%, 07/01/12	14,638
11,925	Series A, Rev., 4.000%, 07/01/12	12,076
1,115	University of New Mexico, Capital Appreciation, Sub Lien, Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,104

		46,874

	New York — 9.8%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/13	13,475
100	Brockport Central School District, GO, MBIA-RE, FGIC, 5.750%, 06/15/18	110
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.000%, 05/01/13	4,043
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.375%, 07/15/10 (p)	1,227
1,005	Class A, Rev., 5.500%, 07/15/10 (p)	1,073
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.500%, 12/01/12 (p)	4,698
1,500	Series A, Rev., FSA, 5.500%, 12/01/13 (p)	1,691
6,000	Series E, Rev., MBIA-RE, FGIC, 5.000%, 12/01/16	6,008
11,205	Metropolitan Transportation Authority, Series A, Rev., AGC-ICC, 5.750%, 11/15/12	11,287
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	13,214
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,460
4,000	Series D, GO, MBIA-IBC, 6.500%, 11/01/09	4,171
1,300	Series E, GO, 5.750%, 08/01/12	1,396
2,000	Series E, GO, MBIA-IBC, 5.750%, 08/01/12	2,148
5,000	Series G, GO, 5.000%, 08/01/14	5,275
1,655	Series G, GO, 5.500%, 08/01/09 (p)	1,705
8,000	Series H, GO, MBIA-IBC, 5.000%, 08/01/14	8,297
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11	10,483
4,000	Series J, Sub Series J-1, GO, 5.000%, 06/01/16	3,871
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,500	Series CC, Rev., 5.000%, 06/15/18	3,221
2,500	Series D, Rev., 5.000%, 06/15/12	2,612
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/18	4,012
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.000%, 11/01/15	1,514
10,000	Series S-1, Rev., FGIC, 5.000%, 01/15/17	10,366
7,000	Series S-1, Rev., FGIC, 5.000%, 01/15/17	7,151
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.000%, 08/15/09 (p)	4,181
23,700	Series A, Rev., VAR, 5.500%, 11/01/11	24,980
5,525	Series C, Rev., AMBAC, 5.250%, 08/01/12	5,857
9,845	New York City, Unrefunded Balance, Series G, GO, 5.500%, 08/01/09	10,089
1,000	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/18	1,026
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,479
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	7,965
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/18	5,038
10,000	Series D, Rev., 5.000%, 09/15/16	10,633
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.000%, 08/15/15	3,186
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.500%, 11/01/14	1,528
1,825	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.000%, 07/01/16	1,708
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., MBIA, 5.250%, 07/01/20	2,337
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.375%, 07/01/12 (p)	3,980
3,925	Series A, Rev., FGIC-TCRS, 5.500%, 05/15/13	4,183
1,500	Series A, Rev., FSA-CR, 5.500%, 05/15/13	1,602
5,000	Series F, Rev., FSA, 5.000%, 03/15/14	5,395
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	7,855
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.000%, 06/15/14	2,231
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
12,785	Series D, Rev., 5.375%, 06/15/12	13,555
8,325	Series D, Rev., 5.375%, 06/15/12	8,641
3,345	Sub Series E, Rev., 5.375%, 06/15/12	3,564
6,600	Sub Series E, Rev., 5.375%, 06/15/12	7,048
8,055	Sub Series E, Rev., 5.375%, 06/15/12	8,360
2,050	New York State Thruway Authority, Series A, Rev., 5.000%, 03/15/17	2,200
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.250%, 04/01/10 (p)	4,036
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.500%, 01/01/10	5,339
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 07/01/18	4,770
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	1,095
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	2,590
	Sales Tax Asset Receivables Corp.,
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/14	15,022
3,000	Series A, Rev., MBIA, 5.000%, 10/15/14	2,941
6,650	Series A, Rev., MBIA, 5.250%, 10/15/14	6,943
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.700%, 01/02/09	4,854
	Tobacco Settlement Financing Authority,
9,000	Series B-1C, Rev., 5.500%, 06/01/12	9,080
4,000	Series B-1C, Rev., 5.500%, 06/01/13	4,005
10,815	Tobacco Settlement Financing Authority, Asset-Backed, Series B, Rev., 5.000%, 06/01/11	11,349
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	10,559
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 07/15/17 (p)	5,642

		368,354

	North Carolina — 1.2%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.750%, 04/01/11	1,067
2,000	COP, 5.750%, 04/01/11	2,153
2,355	Series C, COP, 4.000%, 06/01/12	2,417
1,895	Series C, COP, 4.000%, 06/01/13	1,938
3,015	Durham County, Public Improvement, Series B, GO, 5.000%, 04/01/12	3,085
1,750	Gaston County, GO, FSA, 5.000%, 04/01/15	1,919
	Johnston County,
1,500	GO, MBIA, 5.000%, 02/01/16	1,593
1,250	GO, MBIA, 5.000%, 02/01/16	1,308
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., GTY, 5.250%, 01/01/18	5,028
415	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 01/02/09	426
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/17	2,094
15,000	North Carolina Municipal Power Agency No 1, Catawba, Series A, Rev., 5.250%, 01/01/14	15,652
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/14	6,407

		45,087

	North Dakota — 0.0%
825	North Dakota State Housing Finance Agency, Housing Finance Program, Series C, Rev., 5.550%, 01/01/09	790

	Ohio — 3.0%
	American Municipal Power-Ohio, Inc.,
7,000	Series A, Rev., 5.000%, 02/01/09	6,984
3,000	Series A, Rev., 5.000%, 02/01/11	2,858
35,840	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	26,139
1,250	City of Cincinnati, GO, 5.375%, 12/01/10 (p)	1,336
3,000	City of Cleveland, Parking Facilities, Rev., FSA, 5.250%, 09/15/21	3,079
	City of Columbus,
1,800	Series 1, GO, 5.500%, 11/15/10 (p)	1,943
7,235	Series A, GO, 5.000%, 12/15/16	7,568
650	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.600%, 05/15/12	596
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12	1,575
1,510	Dublin City School District, Capital Appreciation Bonds, GO, MBIA-RE, FGIC, Zero Coupon, 12/01/15	1,097
1,115	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.500%, 06/01/09	1,115
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,992
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.500%, 01/02/09	4,008
355	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 12/29/08	355
5,465	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.000%, 03/01/14	5,083
	Ohio State Building Authority, Adult Correctional Facilities,
4,000	Series A, Rev., 5.750%, 04/01/10 (p)	4,250
5,000	Series A, Rev., FSA, 5.500%, 10/01/11	5,331
590	Ohio State Water Development Authority, Rev., 9.375%, 06/01/09 (p)	619
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.000%, 06/01/11	1,627
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 06/01/14	1,856
500	Series A, Rev., 5.250%, 06/01/14	526
2,490	Series A, Rev., 5.250%, 06/01/14	2,593
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.000%, 11/01/17	3,415
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12	9,748
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.000%, 03/01/14	3,360
3,360	Series D, GO, 5.000%, 03/01/14	3,482
1,530	Series D, GO, 5.000%, 03/01/19	1,573
2,060	Toledo-Lucas County Port Authority, Development, Northwest Bond Fund, Woodsage Project, Series B, Rev., 6.250%, 11/15/14	1,644
	Warrensville Height City School District, School Improvement,
1,000	GO, MBIA-RE, FGIC, 7.000%, 12/01/11	1,108
1,000	GO, MBIA-RE, FGIC, 7.000%, 12/01/12	1,127
1,075	GO, MBIA-RE, FGIC, 7.000%, 12/01/13	1,231
1,150	GO, MBIA-RE, FGIC, 7.000%, 12/01/14	1,335

		114,553

	Oklahoma — 0.0%
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,581

	Oregon — 0.6%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18	2,476
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.375%, 08/15/09	3,090
	Lane County School District No. 40-Creswell,
5,405	GO, School Board Guaranty, 6.000%, 06/15/10 (p)	5,752
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.300%, 01/02/09	1,334
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,332
	Polk Marion & Benton School District No. 13J,
2,405	GO, FSA, 5.750%, 06/15/10 (p)	2,550
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,995
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., MBIA-RE, FGIC, 5.750%, 10/01/11	1,122

		21,651

	Pennsylvania — 1.8%
8,070	Allegheny County, Series C-57, GO, MBIA-RE, FGIC, 5.250%, 11/01/13	8,570
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.000%, 09/01/11	2,996
5,000	Series A, Rev., 5.000%, 09/01/16	4,971
2,150	Series A, Rev., 5.000%, 09/01/18	2,099
5,000	Series B, Rev., 5.000%, 06/15/14	4,880
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.375%, 12/01/11	5,076
	Altoona Area School District,
1,465	GO, FSA, 4.000%, 12/01/15	1,356
1,000	GO, FSA, 4.000%, 12/01/15	898
1,000	GO, FSA, 4.125%, 12/01/15	891
1,940	GO, FSA, 4.250%, 12/01/15	1,720
1,140	GO, FSA, 4.350%, 12/01/15	992
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,016
	Commonwealth of Pennsylvania, Second Series,
2,430	GO, 5.000%, 01/01/16	2,493
5,000	Series A, GO, 5.000%, 08/01/11	5,321
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	4,349
2,475	Delaware Valley School District, GO, FSA, 4.000%, 11/15/11	2,555
300	Northampton County General Purpose Authority, Lafayette College, Rev., 4.500%, 11/01/18	262
210	Parkland School District, GO, FGIC, MBIA, 5.375%, 09/01/15	226
1,793	Pennsylvania Higher Education Assistance Agency, Rev., 4.640%, 04/30/09 (i)	1,811
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.500%, 09/01/09	1,555
3,000	Philadelphia Authority for Industrial Development, Academy of National Sciences, Rev., 4.900%, 01/01/18 (i)	3,006
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 2.663%, 12/01/17	2,975
	State Public School Building Authority, Delaware County Community College Project,
1,500	Rev., FSA, 5.000%, 04/01/18	1,454
1,065	Rev., FSA, 5.000%, 04/01/18	1,015
1,000	Rev., FSA, 5.000%, 04/01/18	946

		66,433

	Puerto Rico — 1.4%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.750%, 07/01/10 (p)	3,687
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.000%, 07/01/10	4,985
5,500	GO, MBIA-IBC, 5.500%, 07/01/09	5,557
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.500%, 07/01/18	2,855
3,000	Series AA, Rev., VAR, FSA, 5.000%, 07/01/10	3,075
1,935	Series G, Rev., 5.000%, 07/01/13 (p)	2,141
10,995	Puerto Rico Infrastructure Financing Authority, Series A, Rev., SO, 5.500%, 10/01/10	10,919
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.250%, 08/01/20	2,685
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,409
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, FSA-CR, 6.000%, 08/01/26 (p)	11,114

		52,427

	South Carolina — 1.9%
2,810	Charleston County, Public Improvement, GO, 6.125%, 09/01/09	2,925
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15	2,437
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,270
5,500	Rev., 5.000%, 12/01/14	5,646
3,000	Rev., 5.000%, 12/01/14	3,055
2,500	Rev., 5.000%, 12/01/14	2,523
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16	4,595
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,231
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.750%, 01/01/20	8,643
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.500%, 11/01/09	1,215
825	Rev., RADIAN, 5.250%, 02/01/11	845
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.000%, 12/15/10 (p)	5,796
3,000	Series A, Rev., 7.125%, 12/15/10 (p)	3,344
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.000%, 01/01/14	4,674
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 01/01/10	10,517
5,000	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 12/29/08	4,770

		71,486

	South Dakota — 0.0%
1,173	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	1,309

	Tennessee — 1.1%
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.625%, 07/01/18	2,189
	City of Memphis, General Improvement,
4,475	GO, MBIA-IBC, 5.250%, 11/01/13	4,835
4,125	Series A, GO, MBIA, 5.000%, 11/01/15	4,300
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.125%, 03/01/09	1,203
10,000	Shelby County, Public Improvement, Series A, GO, 5.625%, 04/01/10 (p)	10,506
7,285	Tennergy Corp., Gas, Rev., MBIA, 5.000%, 06/01/09 (p)	7,427
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	10,665

		41,125

	Texas — 7.2%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/15	2,001
	Alvin Independent School District,
3,205	Rev., 3.600%, 02/15/22 (i)	3,239
3,375	Rev., 3.600%, 02/15/23 (i)	3,410
4,000	Bell County, Limited Tax, GO, 5.000%, 02/15/12	4,173
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 01/02/09	336
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	363
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	333
70	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA/VA, 8.200%, 04/01/22	72
1,285	City of Austin, Capital Appreciation, Rev., MBIA-RE, FGIC, Zero Coupon, 05/15/17	835
4,500	City of Austin, Electric Utilities System, Rev., MBIA, 5.250%, 05/15/13	4,762
	City of Cedar Park,
1,055	GO, FSA, 4.125%, 02/15/17	973
1,055	GO, FSA, 4.250%, 02/15/17	960
1,055	GO, FSA, 4.375%, 02/15/17	955
1,175	GO, FSA, 4.500%, 02/15/17	1,049
1,055	GO, FSA, 4.700%, 02/15/17	958
1,530	GO, FSA, 4.700%, 02/15/17	1,376
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.375%, 04/01/13 (p)	3,994
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.375%, 04/01/13	1,483
1,975	City of El Paso, GO, MBIA, 5.000%, 08/15/15	1,880
4,715	City of Garland, Series A, GO, 5.000%, 02/15/18	4,621
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.000%, 11/15/17	1,014
1,000	Series A, Rev., FSA, 5.000%, 11/15/17	1,000
3,000	Series A, Rev., MBIA, 5.250%, 05/15/14	3,222
6,140	Series A, Rev., MBIA, 5.250%, 05/15/14	5,863
	City of Southlake,
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	620
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	779
2,050	GO, AMBAC, 5.000%, 02/15/13	2,080
1,695	GO, AMBAC, 5.000%, 02/15/13	1,713
2,740	GO, AMBAC, 5.000%, 02/15/13	2,741
2,340	GO, AMBAC, 5.000%, 02/15/13	2,326
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.929%, 11/15/13 (p)	5,712
3,645	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,417
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	1,029
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18	5,056
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 5.000%, 02/15/16	1,071
1,000	GO, FSA, 5.000%, 02/15/17	1,061
	El Paso County Community College District,
4,265	Rev., MBIA, 5.000%, 04/01/17	4,381
3,380	Rev., MBIA, 5.000%, 04/01/17	3,423
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/15	1,494
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,396
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,306
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	10,959
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,470
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/14	4,917
7,345	Series B, Rev., 7.200%, 12/01/14	7,182
5,000	Harris County Hospital District, Rev., MBIA, 6.000%, 08/15/10 (p)	5,285
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 01/02/09	3,355
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, MBIA, 6.500%, 08/15/13	1,423
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	966
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	8,149
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,364
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,175
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,194
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/11	1,247
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	1,991
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	5,241
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18	2,599
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	2,653
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.000%, 05/15/16	4,113
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.750%, 12/01/10 (p)	4,379
2,400	Midland College District, GO, MBIA-RE, FGIC, 5.000%, 02/15/15	2,408
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	6,589
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,195
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	5,948
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18	2,227
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/17	984
3,080	GO, PSF-GTD, 4.750%, 02/15/17	2,993
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,184
	Pearland Independent School District,
7,500	Series 2001-B, Rev., 3.530%, 02/15/24 (i)	7,575
7,500	Series 2001-B, Rev., 3.530%, 02/15/25 (i)	7,575
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14	2,517
7,500	State of Texas, Series A, GO, 6.000%, 10/01/09	7,800
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12	4,060
1,000	Series A, GO, 5.500%, 10/01/11	1,067
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,455
2,690	Series A, Rev., 5.000%, 02/15/17	2,625
5,000	Tarrant Regional Water District, Rev., FSA, 5.375%, 03/01/13	5,357
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.500%, 09/01/10	5,432
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 08/01/14	3,167
3,640	Texas State Turnpike Authority, Rev., MBIA-RE, FGIC, 5.500%, 01/02/09	3,684
840	Texas Tech University, Improvements, Financing System, Series 6, Rev., AMBAC, 5.250%, 02/15/09 (p)	848
1,700	Texas Tech University, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.250%, 02/15/09	1,710
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.250%, 01/02/09	3,010
1,000	Series A, Rev., 5.625%, 07/15/09	1,020
3,750	Series A, Rev., 5.625%, 07/15/10	3,903
3,390	University of North Texas, Financing System, Series A, Rev., FGIC, 5.000%, 04/15/12	3,290
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,527

		270,289

	Utah — 0.3%
	Intermountain Power Agency, Utah Power Supply,
3,145	Series A, Rev., MBIA-IBC, 6.150%, 12/29/08 (p)	3,314
3,800	Series B, Rev., MBIA, 6.500%, 07/01/10	4,037
2,840	Salt Lake City, GO, 5.500%, 06/15/10 (p)	3,001
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.500%, 10/15/09 (p)	1,781
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 06/15/10	11

		12,144

	Vermont — 0.1%
3,995	City of Burlington, Electric, Series A, Rev., MBIA, 6.375%, 07/01/09	4,087

	Virgin Islands — 0.0%
925	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	947

	Virginia — 0.8%
	Loudoun County, Public Improvements,
4,300	Series A, GO, 5.000%, 11/01/12 (p)	4,698
2,425	Series B, GO, 5.000%, 12/01/15	2,673
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.500%, 10/01/09	6,220
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/16	1,577
1,495	Series A, Rev., 5.000%, 05/15/16	1,588
1,835	Series A, Rev., 5.000%, 05/15/16	1,921
1,520	Series A, Rev., 5.000%, 05/15/16	1,570
2,015	Series A, Rev., 5.000%, 05/15/16	2,064
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/16	1,384
1,260	Series B, Rev., 5.000%, 05/15/16	1,317
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,716

		30,728

	Washington — 3.3%
21,835	Chelan County Public Utility District No 1, Capital Appreciation, Series A, Rev., MBIA, Zero Coupon, 06/01/22	9,799
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,423
10,000	City of Seattle, Improvements, Rev., FSA, 5.500%, 03/01/11	10,414
4,590	City of Seattle, Power, Rev., 5.625%, 12/01/10	4,805
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.000%, 09/01/10 (p)	1,165
490	Rev., AMBAC, 5.000%, 09/01/11 (p)	527
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.000%, 09/01/10	1,283
765	Rev., AMBAC, 5.000%, 09/01/11	795
41,000	Energy Northwest Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.500%, 07/01/09	41,935
3,800	Energy Northwest, Washington State Public Power Supply, Series A, Rev., 5.750%, 07/01/09	3,901
5,000	Energy Northwest, Washington State Public Power Supply, Capital Appreciation, Series B, Rev., Zero Coupon, 07/01/09	4,938
	Grant County Public Utility District No. 2-Priest Rapids,
1,230	Series G, Rev., MBIA, 5.250%, 01/02/09 (p)	1,310
13,995	Series H, Rev., FSA, 5.375%, 01/01/12	14,694
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.000%, 06/01/11 (p)	3,208
1,300	Port Grays Harbor, Rev., 6.375%, 12/01/09	1,308
5,140	Snohomish County School District No. 6-Mukilteo, GO, FGIC, 5.700%, 12/01/12	5,560
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, 5.600%, 12/01/10	3,699
	State of Washington,
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,116
4,000	Series C, GO, 5.500%, 07/01/09	4,102
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.250%, 08/15/18	3,246

		123,228

	West Virginia — 0.2%
1,575	Harrison County, County Commission, Single Family Housing, Series A, SO, 6.250%, 05/15/10 (p)	1,641
4,000	Kanawha-Putnam County, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	2,849
70	Monongalia County, Single Family Housing, Rev., 7.200%, 03/01/09 (p)	75
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., MBIA-RE, FGIC, 5.250%, 05/01/11	1,270
1,000	Series A, Rev., MBIA-RE, FGIC, 5.250%, 05/01/11	1,024
1,020	Series A, Rev., MBIA-RE, FGIC, 5.250%, 05/01/11	1,040

		7,899

	Wisconsin — 1.6%
3,000	Fond Du Lac School District, GO, FGIC, 5.750%, 04/01/10 (p)	3,154
	Milwaukee County, Corporate Purpose,
5,150	Series A, GO, 5.625%, 09/01/09 (p)	5,324
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/11	1,085
1,000	GO, 6.250%, 05/01/12	1,106
6,275	Series 1, GO, 5.500%, 11/01/11	6,767
7,905	Series 1, GO, MBIA, 5.250%, 05/01/14	8,657
5,000	Series 1, GO, MBIA, 5.250%, 05/01/15	5,493
4,450	Series 3, GO, 5.200%, 11/01/09	4,611
6,500	Series C, GO, 5.000%, 05/01/18	6,491
	State of Wisconsin, Clean Water,
3,200	Series 1, Rev., 5.100%, 06/01/12	3,231
3,000	Series 1, Rev., 6.875%, 06/01/11	3,183
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
6,250	Rev., 5.700%, 05/01/14	6,311
6,250	Rev., 5.950%, 05/01/19	6,399

		61,812

	Total Long-Term Investments (Cost $3,538,002)	3,521,180

SHARES

	Short-Term Investment — 5.5%
	Investment Company — 5.5%
207,801	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $207,801)	207,801

	Total Investments — 98.9% (Cost $3,745,803)	3,728,981

	Other Assets in Excess of Liabilities — 1.1%	40,728

	NET ASSETS — 100.0%	$3,769,709

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	American Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corp.
CIFG	—	CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
GTY	—	Guaranty
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association Corp.
MTGS	—	Mortgages
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Radian Asset Assurance
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue Bond
SO	—	Special Obligation
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,219
Aggregate gross unrealized depreciation	(86,041)

Net unrealized appreciation/depreciation	($16,822)

Federal income tax cost of investments	$3,745,803

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 207,801	$ -
Level 2 - Other significant observable inputs	3,521,180	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 3,728,981	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 1.6% (n)
	New York — 1.6%
13,090	Port Authority of New York & New Jersey, 1.450%, 12/02/08 (i)	13,090
23,000	Westchester County, 2.000%, 12/01/08	23,000

	Total Commercial Paper (Cost $36,090 )	36,090

	Daily Demand Notes — 23.1%
	New York — 23.1%
8,350	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, MBIA, LOC: Bank of America N.A., 0.800%, 12/01/08	8,350
8,440	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 1.000%, 12/01/08	8,440
9,400	Metropolitan Transportation Authority, Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 1.250%, 12/01/08	9,400
	New York City,
28,900	Series B2, Subseries B-5, GO, VRDO, MBIA, 1.250%, 12/01/08	28,900
15,180	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.800%, 12/01/08	15,180
100	Series I, Subseries I-5, GO, VRDO, LOC: CA Public Employee Retirement, 0.750%, 12/01/08	100
48,595	Series I, Subseries I-6, GO, VRDO, LOC: California State Teachers Retirement, 0.750%, 12/01/08	48,595
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.750%, 12/01/08	800
830	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.750%, 12/01/08	830
1,585	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.800%, 12/01/08	1,585
8,800	Subseries J-4, GO, VRDO, 0.800%, 12/01/08	8,800
18,090	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.000%, 12/01/08	18,090
31,100	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.800%, 12/01/08	31,100
9,900	Subseries L-3, GO, VRDO, 0.800%, 12/01/08	9,900
55,900	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.850%, 12/01/08	55,900
	New York City Municipal Water Finance Authority,
66,570	Series F, Subseries F-2, Rev., VRDO, 0.800%, 12/01/08	66,570
18,000	Subseries B-3, Rev., VRDO, 0.800%, 12/01/08	18,000
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
14,095	Series AA-1, Rev., VRDO, 0.750%, 12/01/08	14,095
11,735	Series BB-1, Rev., VRDO, 0.700%, 12/01/08	11,735
25,620	Series CC-1, Rev., VRDO, 0.800%, 12/01/08	25,620
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.750%, 12/01/08	900
41,730	Series C, Rev., VRDO, 1.200%, 12/01/08	41,730
8,610	Subseries C-4, Rev., VRDO, 0.800%, 12/01/08	8,610
235	Subseries C-5, Rev., VRDO, 1.200%, 12/01/08	235
	New York City Transitional Finance Authority, New York City Recovery,
47,390	Series 3, Subseries 3-B, Rev., VRDO, 0.800%, 12/01/08	47,390
12,300	Series 3, Subseries 3-H, Rev., VRDO, 1.200%, 12/01/08	12,300
1,400	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 1.250%, 12/01/08	1,400
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 0.750%, 12/01/08 (e)	1,055
785	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.650%, 12/01/08	785
11,435	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-12169, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 0.750%, 12/01/08	11,435

	Total Daily Demand Notes (Cost $507,830)	507,830

	Municipal Bonds — 12.0%
	New York — 12.0%
5,127	Amherst Central School District, GO, BAN, 2.500%, 08/05/09	5,144
	Board of Cooperative Educational Services First Supervisory District, Suffolk County,
4,500	RAN, 2.500%, 03/04/09	4,503
5,300	RAN, 3.000%, 06/30/09	5,324
	Board of Cooperative Educational Services for the Sole Supervisory District,
9,900	RAN, 2.750%, 06/26/09	9,929
8,500	RAN, 2.750%, 08/14/09	8,534
5,500	RAN, 3.000%, 06/30/09	5,529
8,000	Central Square School District, GO, BAN, 3.000%, 07/10/09	8,044
7,500	Chenango Valley Central School District, GO, RAN, 3.000%, 06/26/09	7,538
9,050	Clarence Central School District, GO, TAN, 2.750%, 06/25/09	9,081
3,400	Corning Community College, GO, RAN, 2.750%, 08/21/09	3,413
8,540	Dalton-Nunda Central School District, GO, BAN, 2.750%, 06/25/09	8,567
7,500	Gouveneur Central School District, GO, BAN, 2.750%, 08/14/09	7,530
5,000	Kingston City School District, BAN, 2.750%, 06/26/09	5,016
5,700	Le Roy Central School District, GO, BAN, 3.000%, 06/26/09	5,730
9,210	Morrisville-Eaton Central School District, GO, BAN, 3.000%, 07/09/09	9,254
30,000	Nassau County, Series B, GO, RAN, 3.000%, 05/15/09	30,117
	New York State Thruway Authority,
21,415	Series A, Rev., 3.000%, 04/01/09	21,467
7,590	Series A, Rev., MBIA, 5.000%, 04/01/09 (p)	7,672
16,535	New York State Thruway Authority, Bridge Service Contract, Rev., 4.000%, 04/01/09	16,626
	New York State Thruway Authority, Local Highway & Bridge,
4,750	Rev., MBIA, 5.625%, 04/01/13 (p)	4,861
9,000	Rev., MBIA, 5.750%, 04/01/09 (p)	9,197
	New York State Urban Development Corp., Correctional Facilities Services Contract,
2,000	Series B, Rev., AMBAC, 5.250%, 01/01/09 (p)	2,024
8,000	Series C, Rev., AMBAC, 5.875%, 01/01/09 (p)	8,098
2,120	New York State Urban Development Corp., Refunded Balance, Correctional Facilities, Series B, Rev., 5.000%, 01/01/09 (p)	2,145
4,950	Oneonta City School District, Series B, BAN, 2.750%, 07/15/09	4,967
3,583	Ossining Village, GO, BAN, 4.000%, 11/25/09	3,647
	Salamanca City School District,
7,742	GO, BAN, 3.000%, 06/26/09	7,778
7,000	Series A, GO, BAN, 3.000%, 06/26/09	7,025
11,485	Spencerport Central School District, GO, BAN, 2.750%, 06/30/09	11,522
7,000	Wallkill Central School District, GO, BAN, 2.750%, 08/14/09	7,031
11,000	Waterloo Central School District, GO, BAN, 2.750%, 08/28/09	11,044
3,000	Wayne-Finger Lakes Board of Cooperative Educational Services, RAN, 3.000%, 06/29/09	3,015
3,605	Wyanantskill Union Free School District, GO, BAN, 3.000%, 07/17/09	3,623

	Total Municipal Bonds (Cost $264,995)	264,995

	U.S. Government Agency Security — 0.1%
3,100	Federal Home Loan Bank, DN, Zero Coupon, 12/01/08 (Cost $3,100) (m)	3,100

	Weekly Demand Notes — 62.9%
	New York — 62.9%
8,320	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 1.200%, 12/04/08	8,320
	Austin Trust Various States,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.880%, 12/04/08	650
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 1.130%, 12/04/08	1,300
4,750	Series 2008-3006X, Rev., VRDO, MBIA, LIQ: Bank of America N.A., 2.030%, 12/04/08	4,750
3,300	EAGLE Tax-Exempt Trust, Partner Certificate, Series 2001-3202, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.500%, 12/04/08	3,300
9,735	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.010%, 12/05/08	9,735
230	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/04/08	230
2,460	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/02/08	2,460
8,200	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/05/08	8,200
2,035	Franklin County IDA, Trudeau Institute Project, Rev., VRDO, LOC: Fleet National Bank, 0.850%, 12/02/08	2,035
500	Guilderland IDA, Northeastern Industrial Park, Series A, Rev., VRDO, LOC: Fleet Bank of New York, 0.850%, 12/01/08	500
12,425	Hempstead Town IDA, Series 2007-300, Rev., VRDO, 0.980%, 12/04/08	12,425
45,000	Hudson Yards Infrastructure Corp. EAGLE, Series 2007-0030, Class A, Rev., VRDO, FSA-CR, FGIC, LOC: Landesbank Hessen-Thueringen, 1.620%, 12/04/08	45,000
30,355	Long Island Power Authority, Electric, Series 1647, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	30,355
30,000	Long Island Power Authority, Electric, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 1.150%, 12/04/08	30,000
	Metropolitan Transportation Authority,
8,320	Series ROCS-RR-II-R-10266, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.150%, 12/04/08	8,320
4,060	Series ROCS-RR-II-R-10290, Rev., VRDO, BHAC, FSA, LIQ: Citigroup Financial Products, 1.200%, 12/04/08	4,060
11,265	Series ROCS-RR-II-R-11645, Class R, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.620%, 12/04/08 (e)	11,265
1,600	Subseries B-3, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.850%, 12/02/08	1,600
10,000	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.550%, 12/02/08	10,000
	Nassau County,
14,000	Series A, GO, VRDO, LOC: Bank of America N.A., 0.450%, 12/02/08	14,000
10,000	Series B, GO, VRDO, LOC: Bank of America N.A., 0.450%, 12/02/08	10,000
	Nassau County Interim Finance Authority, Sales Tax Secured,
10,000	Series A, Rev., VRDO, 0.700%, 12/03/08	10,000
10,000	Series B, Rev., VRDO, 0.700%, 12/03/08	10,000
	New York City,
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.730%, 12/02/08	3,800
7,400	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.950%, 12/02/08	7,400
16,500	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.730%, 12/02/08	16,500
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.750%, 12/02/08	6,800
5,400	Subseries A-6, GO, VRDO, LOC: Helaba, 0.550%, 12/03/08	5,400
7,550	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.000%, 12/02/08	7,550
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.750%, 12/03/08	3,550
22,800	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.550%, 12/03/08	22,800
15,750	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.710%, 12/03/08	15,750
795	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.710%, 12/03/08	795
17,550	Subseries D-3, GO, VRDO, 0.450%, 12/02/08	17,550
2,000	Subseries F-3, GO, VRDO, LOC: Royal Bank of Scotland, 0.900%, 12/02/08	2,000
4,000	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.750%, 12/03/08	4,000
29,830	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.710%, 12/03/08	29,830
3,145	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.750%, 12/03/08	3,145
33,615	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.550%, 12/03/08	33,615
6,530	Subseries J-10, GO, VRDO, 0.600%, 12/02/08	6,530
8,750	Subseries J-11, GO, VRDO, 0.600%, 12/02/08	8,750
	New York City Capital Resources Corp., Loan Enhanced Assistance,
2,125	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.850%, 12/01/08	2,125
6,000	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.850%, 12/04/08	6,000
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, GO OF CORP, LOC: TD Bank N.A., 0.550%, 12/02/08	11,400
6,900	New York City Housing Development Corp., Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	6,900
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.900%, 12/03/08	3,400
4,715	New York City Housing Development Corp., Multi-Family Housing, 1405 Fifth Avenue Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	4,715
10,000	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/03/08	10,000
5,000	New York City Housing Development Corp., Multi-Family Housing, 201 Pearl Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/02/08	5,000
8,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.450%, 12/02/08	8,500
1,900	New York City Housing Development Corp., Multi-Family Housing, 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 0.750%, 12/02/08	1,900
17,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 0.450%, 12/09/08	17,000
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	2,970
3,600	New York City Housing Development Corp., Multi-Family Housing, Brookhaven Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	3,600
15,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 12/02/08	15,000
5,700	New York City Housing Development Corp., Multi-Family Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/03/08	5,700
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	3,200
11,200	New York City Housing Development Corp., Multi-Family Housing, Grace Towers Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	11,200
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	13,600
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	200
3,285	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.730%, 12/02/08	3,285
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	4,760
2,215	New York City Housing Development Corp., Multi-Family Housing, Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.850%, 12/02/08	2,215
10,500	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	10,500
5,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	5,000
8,750	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	8,750
8,620	New York City Housing Development Corp., Multi-Family Housing, Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	8,620
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 1.850%, 12/03/08	300
7,500	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	7,500
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.900%, 12/03/08	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.800%, 12/03/08	4,470
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.050%, 12/04/08	2,000
3,015	New York City Industrial Development Agency, Allen Stevenson School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.080%, 12/02/08	3,015
1,820	New York City Industrial Development Agency, American Society Technion Project, Rev., VRDO, LOC: Allied Irish Bank plc, 0.710%, 12/02/08	1,820
12,500	New York City Industrial Development Agency, Columbia Grammar & Prep School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.080%, 12/02/08	12,500
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.250%, 12/04/08	9,000
2,905	New York City Industrial Development Agency, Hewitt School Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.080%, 12/02/08	2,905
45,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank NV, 0.750%, 12/04/08	45,800
17,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.900%, 12/02/08	17,000
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 1.030%, 12/03/08	580
4,800	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.920%, 12/02/08	4,800
735	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 1.250%, 12/04/08	735
29,700	New York City Municipal Water Finance Authority, Series ROCS-RR-II-R-12058, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.420%, 12/04/08 (e)	29,700
	New York City Transitional Finance Authority,
4,855	Series ROCS-RR-II-R-4052, Rev., VRDO, LIQ: Citigroup Financial Products, 1.050%, 12/04/08	4,855
14,065	Series ROCS-RR-II-R-4106, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.220%, 12/04/08 (e)	14,065
8,470	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.500%, 12/03/08	8,470
41,380	New York City Transitional Finance Authority, EAGLE, Series 2006-0149, Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.430%, 12/04/08	41,380
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 0.730%, 12/03/08	600
1,500	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.730%, 12/02/08	1,500
7,900	New York City, EAGLE, Series 2008-0012, Class A, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 1.170%, 12/04/08	7,900
9,995	New York Convention Center Operating Corp., Rev., Certificates, VRDO, AMBAC, 4.030%, 12/04/08	9,995
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.150%, 12/04/08	5,000
9,200	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.150%, 12/04/08	9,200
11,650	Series 1451, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	11,650
	New York Local Government Assistance Corp.,
1,050	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.650%, 12/03/08	1,050
4,100	Series D, Rev., VRDO, LOC: Societe Generale, 0.700%, 12/03/08	4,100
10,550	Series F, Rev., VRDO, LOC: Societe Generale, 1.100%, 12/03/08	10,550
8,400	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.700%, 12/03/08	8,400
120	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, MBIA-IBC, 1.530%, 12/09/08	120
12,240	New York Local Government Assistance Corp., Sub Lien, Series A, Class 5V, Rev., VRDO, FSA, 2.500%, 12/03/08	12,240
11,475	New York State Dormitory Authority, Series ROCS-RR-II-R-1122, Rev., VRDO, LIQ: Citigroup Financial Products, 1.050%, 12/04/08 (e)	11,475
	New York State Dormitory Authority, Mental Health Services,
10,845	Subseries D-2E, Rev., VRDO, 0.750%, 12/01/08	10,845
4,000	Subseries D-2G, Rev., VRDO, 0.750%, 12/04/08	4,000
12,905	Subseries D-2H, Rev., VRDO, 0.750%, 12/01/08	12,905
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA- 132, Rev., VRDO, LIQ: Societe Generale, 1.030%, 12/03/08	5,805
10,000	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.650%, 12/03/08	10,000
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.350%, 12/02/08	7,000
	New York State Energy Research & Development Authority, Con Edison Co.,
5,100	Subseries C-1, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	5,100
575	Subseries C-2, Rev., VRDO, LOC: Citibank N.A., 0.650%, 12/02/08	575
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	2,000
15,505	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	15,505
750	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.750%, 12/02/08	750
6,300	Series E, Rev., VRDO, LOC: BNP Paribas, 0.750%, 12/02/08	6,300
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/02/08	700
26,750	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.750%, 12/02/08	26,750
9,750	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/02/08	9,750
10,000	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	10,000
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/02/08	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.900%, 12/02/08	2,000
19,500	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.890%, 12/02/08	19,500
	New York State Housing Finance Agency, 345 East 94th Street Housing,
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.950%, 12/02/08	9,400
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.950%, 12/03/08	13,100
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.000%, 12/02/08	6,800
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	11,050
400	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.900%, 12/02/08	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	2,700
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	4,400
3,750	New York State Housing Finance Agency, Chelsea ARMS Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	3,750
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.850%, 12/02/08	1,150
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/02/08	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.850%, 12/02/08	6,800
4,600	New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.900%, 12/02/08	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.750%, 12/02/08	3,300
5,055	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 12/09/08	5,055
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.050%, 12/02/08	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.850%, 12/02/08	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	3,400
17,185	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.850%, 12/02/08	17,185
9,350	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	9,350
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 12/02/08	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/02/08	6,700
	New York State Housing Finance Agency, West 23rd Street,
8,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/02/08	8,800
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	7,700
4,500	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/02/08	4,500
4,830	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/02/08	4,830
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	5,700
	New York State Thruway Authority,
10,275	Series ROCS-RR-II-R-8138, Rev., VRDO, LIQ: Citigroup Global Markets, 1.050%, 12/04/08 (e)	10,275
14,100	Series ROCS-RR-II-R-12093, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.460%, 12/04/08	14,100
4,800	New York State Urban Development Corp., Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 1.030%, 12/04/08	4,800
2,685	Oneida County IDA, Rev., VRDO, LOC: NBT Bank N.A., 1.250%, 12/02/08	2,685
6,820	Oneida County IDA, Individual Development, Champion Home, Rev., VRDO, LOC: Credit Suisse, 1.050%, 12/02/08	6,820
1,475	Oneida County IDA, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 1.250%, 12/02/08	1,475
4,080	Onondaga County IDA, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 1.100%, 12/02/08	4,080
3,340	Ontario County IDA, Friends of the Finger Lakes, Series A, Rev., VRDO, LOC: Citizens Bank N.A., 1.080%, 12/02/08	3,340
3,700	Rockland County IDA, Jawonio Inc., Project, Rev., VRDO, LOC: Bank of New York, 0.750%, 12/02/08	3,700
885	Rockland County IDA, Shock Tech, Inc., Project, Rev., VRDO, LOC: Bank of New York, 1.150%, 12/03/08	885
6,010	Suffolk County IDA, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 0.750%, 12/02/08	6,010
	Triborough Bridge & Tunnel Authority,
155	Series A, Rev., VRDO, 2.000%, 12/02/08	155
13,800	Subseries B-3, Rev., VRDO, 0.920%, 12/02/08	13,800
2,690	Subseries B-4, Rev., VRDO, 1.500%, 12/02/08	2,690
51,200	Subseries CD, Rev., VRDO, FSA, 1.900%, 12/02/08	51,200
800	Westchester County IDA, Bankville Independent Fire Co., Series B, Rev., VRDO, LOC: Bank of New York, 0.950%, 12/02/08	800
4,150	Westchester County IDA, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.750%, 12/04/08	4,150
4,580	Westchester County IDA, Panorama Flight Services, Inc. Project, Rev., VRDO, LOC: Bank of New York, 0.900%, 12/02/08 (e)	4,580
2,520	Westchester County IDA, The Masters School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.080%, 12/02/08	2,520
3,865	Westchester County IDA, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 0.750%, 12/02/08	3,865

	Total Weekly Demand Notes (Cost $1,385,490)	1,385,490

	Total Investments — 99.7% (Cost $2,197,505)*	2,197,505
	Other Assets in Excess of Liabilities — 0.3%	5,547

	NET ASSETS — 100.0%	$2,203,052

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DN	—	Discount Notes
EAGLE	—	Earnings of accrual generated on local tax- exempt securities
FGIC	—	Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Insurance Association Corp.
RAN	—	Revenue Anticipation Note
Rev.	—	Revenue Bond
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.]

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	2,197,505	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 2,197,505	$ -

* Other financial instruments may include futures, forwards and swap contracts.
JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 99.3%
	Municipal Bonds — 99.3%
	Arizona — 0.1%
830	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.125%, 07/01/09 (p)	852

	California — 0.9%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/18	1,541
2,000	Pasadena Area Community College District, Election 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,828
2,500	Santa Monica Community College District, Election 2007, Series C, GO, MBIA-RE, FGIC, Zero Coupon, 08/01/13	2,076

		5,445

	Colorado — 0.5%
3,000	Denver City & County Apartments, Series B, Rev., AMT, MBIA-RE, FGIC, 5.000%, 11/15/11	2,985

	District of Columbia — 0.2%
1,500	District of Columbia, COP, MBIA-RE, FGIC, 5.000%, 01/01/16	1,483

	Florida — 0.2%
980	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15	1,041

	Georgia — 0.2%
1,965	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/22	1,518

	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.250%, 07/01/16	726

	Louisiana — 0.3%
1,500	City of Shreveport, Series B, GO, MBIA, 5.250%, 03/01/17	1,587

	Massachusetts — 1.0%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,546
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	977

		6,523

	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,112

	New Jersey — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	698
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	840
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., MBIA, 5.250%, 07/01/14	3,680

		5,218

	New York — 90.5%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.250%, 01/02/09 (m)	1,043
	Amherst IDA, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/11	1,240
1,000	Series B, Rev., AMBAC, 5.500%, 11/01/11	1,055
1,290	Series B, Rev., AMBAC, 5.750%, 08/01/10	1,339
150	Arkport Central School District, GO, FSA, 5.200%, 06/15/09	153
500	Attica Central School District, GO, FSA, 5.000%, 06/15/10	526
6,695	Babylon Industrial Development Agency, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.625%, 08/01/09 (p)	7,004
1,040	Beacon City School District, GO, MBIA, 5.500%, 07/15/09	1,080
650	Brentwood Union Free School District, GO, FSA, 5.625%, 06/15/09	673
	Brockport Central School District,
1,660	GO, MBIA-RE, FGIC, 5.500%, 06/15/13	1,830
1,100	GO, MBIA-RE, FGIC, 5.500%, 06/15/14	1,224
1,660	GO, MBIA-RE, FGIC, 5.500%, 06/15/15	1,855
685	GO, MBIA-RE, FGIC, 5.750%, 06/15/17	762
450	Bronxville Union Free School District, GO, 5.250%, 10/15/10	480
	Burnt Hills-Ballston Lake Central School District,
590	GO, MBIA-RE, FGIC, 5.400%, 07/15/09	607
305	GO, MBIA-RE, FGIC, 5.500%, 07/15/09	313
375	GO, MBIA-RE, FGIC, 5.500%, 07/15/09	385
1,450	Byram Hills Central School District, GO, 5.000%, 11/15/10 (p)	1,556
1,000	Canandaigua City School District, Series A, GO, FSA, 5.375%, 04/01/12	1,069
	Chenango Forks Central School District,
250	GO, FGIC, 5.625%, 06/15/09	259
850	GO, FGIC, 5.700%, 06/15/09	880
	Clarkstown Central School District,
605	GO, FSA, 5.000%, 04/15/13	655
255	GO, FSA, 5.250%, 04/15/14	278
	Cleveland Hill Union Free School District,
3,155	GO, MBIA-RE, FGIC, 5.500%, 10/15/09	3,265
	Erie County Industrial Development Agency, City of Buffalo Project,
2,490	Rev., FSA, 5.000%, 05/01/13	2,625
2,500	Series A, Rev., FSA, 5.750%, 05/01/18	2,621
275	Erie County Water Authority, Improvement & Extension, Rev., 5.750%, 12/01/08 (p)	275
1,650	Erie County, Public Improvement, Series A, GO, MBIA-RE, FGIC, 5.000%, 09/01/12 (i)	1,644
285	Fayetteville-Manlius Central School District, GO, MBIA-RE, FGIC, 5.000%, 06/15/12	305
	Goshen Central School District,
1,050	GO, MBIA-RE, FGIC, 5.000%, 06/15/16	1,128
1,050	GO, MBIA-RE, FGIC, 5.000%, 06/15/17	1,117
1,000	GO, MBIA-RE, FGIC, 5.000%, 06/15/19	1,035
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,313
1,000	Ilion Central School District, Series B, GO, MBIA-RE, FGIC, 5.000%, 06/15/12	1,057
70	Irvington Union Free School District, GO, FSA, 5.000%, 04/01/11	75
780	Lindenhurst Union Free School District, GO, FGIC, 5.250%, 07/15/09	809
	Lindenhurst Union Free School District, Unrefunded Balance,
745	GO, FGIC, 5.250%, 07/15/09 (p)	772
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., FSA, 5.500%, 12/01/12 (p)	5,838
1,875	Series A, Rev., FSA, 5.500%, 12/01/13 (p)	2,113
2,500	Series A, Rev., MBIA-RE, FGIC, 5.000%, 06/01/16	2,428
2,000	Series B, Rev., 5.625%, 04/01/19	1,949
1,000	Series D, Rev., MBIA, 5.000%, 09/01/16	1,006
3,000	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/16	3,036
1,000	Series E, Rev., MBIA-RE, FGIC, 5.000%, 12/01/16	988
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., FSA, Zero Coupon, 06/01/21	2,534
	Mahopac Central School District,
805	Series B, GO, MBIA, 5.600%, 06/15/10	844
	Massapequa Union Free School District,
2,180	Series A, GO, FSA, 5.375%, 06/15/10	2,326
2,485	Series A, GO, FSA, 5.400%, 06/15/10	2,652
3,135	Series A, GO, FSA, 5.700%, 06/15/10	3,361
2,000	Metropolitan Transportation Authority, Series 2008C, Rev., 6.250%, 11/15/18	2,086
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,031
5,400	Series A, Rev., MBIA, 6.250%, 04/01/11 (p)	5,926
1,000	Series A, Rev., MBIA-RE, FGIC, 5.250%, 11/15/17	1,023
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	18,160
4,750	Series A, Rev., FSA-CR, 5.750%, 01/01/18	5,014
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,036
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,141
335	GO, MBIA-IBC, 6.000%, 03/01/15	381
1,000	GO, MBIA-IBC, 6.000%, 03/01/18	1,142
1,000	GO, MBIA-IBC, 6.000%, 03/01/19	1,134
1,030	GO, MBIA-RE, FGIC, 5.000%, 03/01/12	1,063
100	GO, MBIA-RE, FGIC, 5.000%, 03/01/12	103
280	Monroe Woodbury Central School District, GO, FSA, 5.000%, 04/15/14	304
1,000	Nassau County, Series C, GO, FSA, 5.000%, 07/01/18	986
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.000%, 10/01/14	865
700	Series B, Rev., MBIA, 5.000%, 10/01/14	691
450	New Rochelle City School District, Series A, GO, FSA, 5.000%, 12/15/10	474
	New York City,
4,000	Series A-1, GO, 5.000%, 08/01/17	4,069
3,000	Series A-1, GO, 5.250%, 08/15/18	2,917
4,000	Series B, GO, FGIC-TCRS, 5.750%, 08/01/12	4,340
2,000	Series B, Sub Series B-1, GO, 5.250%, 09/01/18	1,924
3,000	Series C, GO, 5.000%, 01/01/17	2,945
5,000	Series D, GO, 5.000%, 02/01/17	5,160
5,000	Series E, GO, FSA, 5.000%, 11/01/14	5,258
2,640	Series E, GO, MBIA-IBC, 5.750%, 08/01/12	2,835
2,500	Series G, GO, 5.000%, 12/01/14	2,491
3,000	Series G, GO, 5.000%, 02/01/16	2,935
3,000	Series H, GO, 5.000%, 08/01/14	3,100
5,000	Series J, GO, MBIA, 5.250%, 05/15/14	5,119
1,000	Series J, Sub Series J-1, GO, FSA, 5.000%, 06/01/16	1,009
2,500	Series P, GO, MBIA, 5.000%, 08/01/15	2,595
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/15	3,512
3,000	Sub Series L-1, GO, 5.000%, 04/01/18	2,872
4,330	Sub Series L-1, GO, 5.000%, 04/01/18	4,058
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., MBIA-RE, FGIC, 5.000%, 07/01/15	1,996
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., FSA, 5.000%, 05/15/13	1,681
750	Series A, Rev., FSA, 5.000%, 05/15/13	763
	New York City Municipal Water Finance Authority,
3,000	Series AA, Rev., 5.000%, 06/15/18	2,996
7,355	Series B, Rev., 5.000%, 06/15/14	7,574
1,500	Series B, Rev., 5.000%, 06/15/14	1,557
5,330	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	5,491
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.750%, 06/15/09 (p)	3,107
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 01/01/10	1,034
3,000	New York City Transitional Finance Authority, Series S-1, Rev., FGIC, FSA-CR, 5.000%, 01/15/17	2,955
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.500%, 11/01/11	4,954
3,000	Series B, Rev., 5.000%, 05/01/17	3,059
1,000	Series B, Rev., 5.000%, 11/01/17	1,055
7,305	Series B, Rev., 6.125%, 05/15/10 (p)	7,851
6,500	Series C, Rev., 5.875%, 05/01/10 (p)	6,952
5,000	Sub Series C-1, Rev., 5.000%, 11/01/17	5,198
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.500%, 02/01/11	500
695	Series B, Rev., 6.125%, 05/15/10 (p)	747
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,427
2,000	Series E, Rev., FSA-CR, 6.000%, 04/01/14	2,148
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/17	3,179
2,500	Series A, Rev., 5.000%, 04/01/18	2,565
	New York Mortgage Agency, Homeowner Mortgage,
1,000	Series 143, Rev., AMT, 4.750%, 04/01/17	836
2,485	Series 156, Rev., 5.000%, 10/01/18	2,279
2,500	New York Power Authority, Series C, Rev., MBIA, 5.000%, 11/15/17	2,541
	New York State Dormitory Authority,
1,230	Series A, Rev., MBIA-RE, FGIC, 5.000%, 07/01/13	1,280
225	Series C, Rev., 7.375%, 05/15/10 (p)	232
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.950%, 07/01/11	117
	New York State Dormitory Authority, City University System, 5th Generation,
2,500	Rev., MBIA-IBC, 5.000%, 07/01/16	2,546
13,000	Series A, Rev., AMBAC-TCRS, 5.750%, 07/01/13	13,666
2,160	Series A, Rev., MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,391
3,415	Series B, Rev., 6.000%, 07/01/14	3,630
3,565	New York State Dormitory Authority, City University System, CONS, Series A, Rev., FSA-CR, 5.750%, 07/01/13	3,755
	New York State Dormitory Authority, Columbia University,
6,770	Series A, Rev., 5.250%, 07/01/11 (p)	7,389
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/19	2,037
3,100	Series C, Rev., 5.000%, 03/15/18	3,044
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 02/01/18	2,931
425	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.500%, 08/01/10	423
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/14	1,032
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.000%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.000%, 11/01/16	2,137
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/09	96
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.500%, 07/01/09	1,918
1,770	Rev., RADIAN, 5.500%, 07/01/10	1,811
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.000%, 08/15/11	1,376
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., MBIA, 5.500%, 07/01/09	1,020
1,000	Series C, Rev., MBIA, 5.500%, 07/01/23	990
370	Series C, Rev., MBIA, 5.750%, 07/01/19	388
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	2,561
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/18	2,898
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	553
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,591
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	1,827
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,050
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,026
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,628
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,353
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,275
1,200	Series A, Rev., MBIA, 5.750%, 07/01/11	1,291
1,000	Series A, Rev., MBIA, 5.750%, 07/01/15	1,123
3,500	Series A, Rev., MBIA, 5.750%, 07/01/16	3,935
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.250%, 07/01/09	3,588
950	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., MBIA, 6.500%, 10/01/20	1,058
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.375%, 04/01/12	1,615
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.000%, 07/01/11	1,284
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.300%, 07/01/09	619
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.750%, 05/15/17	2,049
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17	1,860
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.000%, 05/15/10	2,371
6,725	Series A, Rev., FGIC-TCRS, 5.500%, 05/15/13	7,167
5,000	Series A, Rev., MBIA-IBC, 5.250%, 05/15/15	5,414
4,800	Series A, Rev., MBIA-IBC, 5.500%, 05/15/10	5,028
1,050	Series A, Rev., MBIA-IBC, Bank of New York, 5.250%, 05/15/21	1,072
450	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.375%, 05/15/10	479
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/16	1,842
1,000	Series A, Rev., 5.250%, 12/15/17	1,091
2,000	Series A, Rev., 5.250%, 12/15/18	2,163
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.750%, 06/15/11 (p)	1,738
1,000	Series A, Rev., 5.750%, 06/15/12 (p)	1,121
2,950	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	3,224
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	449
460	Series NYC-02, Rev., 5.750%, 06/15/11	495
700	Series NYC-02, Rev., 5.750%, 06/15/12	767
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/12	2,120
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.625%, 07/15/09 (p)	436
910	Series B, Rev., 5.700%, 07/15/09 (p)	946
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	4,450
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/13	3,348
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., MBIA, 6.000%, 06/15/12	5,849
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.625%, 07/15/09	4,559
9,140	Series B, Rev., 5.700%, 07/15/09	9,424
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/17	2,554
1,500	Series A, Rev., 5.000%, 04/01/18	1,480
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/16	2,502
1,000	Series A, Rev., MBIA, 5.000%, 04/01/15	1,015
2,500	Series B, Rev., 5.000%, 10/01/17	2,467
2,875	Series B, Rev., MBIA-RE, FGIC, 5.000%, 10/01/15	3,059
5,000	Series B, Rev., MBIA-RE, FGIC, 5.000%, 10/01/15	5,240
2,000	Series H, Rev., MBIA, 5.000%, 01/01/18	2,022
3,000	Series H, Rev., MBIA, 5.000%, 01/01/18	3,004
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., MBIA, 5.500%, 04/01/10	611
1,500	New York State Urban Development Corp., Series D, Rev., 5.375%, 01/01/19	1,505
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.250%, 01/01/14	3,166
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.500%, 01/01/14	2,106
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.375%, 03/15/12 (p)	6,062
5,045	Series A-1, Rev., 5.000%, 12/15/17	5,104
1,500	Series A-2, Rev., MBIA, 5.500%, 03/15/19	1,633
5,000	Series D, Rev., 5.000%, 12/15/17	4,956
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., FSA, 5.000%, 01/01/18	3,621
2,000	Series B, Rev., 5.250%, 07/01/18	1,942
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.600%, 04/01/15	1,095
5,450	Rev., MBIA-IBC, 5.750%, 04/01/11	5,837
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., TRAN, 5.500%, 01/01/11	1,386
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.875%, 04/01/10 (p)	48
440	Niagara County, Public Improvement, GO, MBIA, 5.750%, 07/15/14	496
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., MBIA-RE, FGIC, 5.250%, 10/01/15	1,990
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.500%, 06/15/11	566
1,010	Oneida County, GO, MBIA-RE, FGIC, 5.500%, 03/15/11	1,076
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.500%, 04/01/11	1,059
	Onondaga County,
4,630	GO, 5.250%, 05/15/11	4,895
200	Series A, GO, 5.000%, 05/01/11 (p)	214
510	Series A, GO, 5.000%, 05/01/12 (p)	557
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	1,033
580	Series A, GO, 5.000%, 05/01/12	622
1,960	Series A, GO, 5.000%, 05/01/12	2,087
890	Series A, GO, 5.250%, 05/15/11	941
515	Series A, GO, 5.250%, 05/15/11	542
160	Series A, GO, 5.250%, 05/15/11	169
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., FGIC, 5.000%, 04/15/17	2,597
1,500	149th Series, Rev., 5.000%, 11/15/17	1,574
3,000	151st Series, Rev., 5.250%, 03/15/18	2,654
5,000	152nd Series, Rev., 5.000%, 05/01/18	4,311
775	Red Creek Central School District, GO, FSA, 5.500%, 06/15/12	835
	Rondout Valley Central School District,
195	GO, FSA, 5.125%, 03/01/10	205
1,795	GO, FSA, 5.250%, 03/01/10	1,895
1,025	Scotia Glenville Central School District, GO, FGIC, 5.500%, 06/15/09	1,060
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.500%, 07/15/11	300
4,000	State of New York, Series C, GO, 5.000%, 04/15/15	4,205
500	Stillwater Central School District, GO, MBIA, 5.200%, 06/15/09	512
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, Rev., AMBAC, 5.500%, 04/15/09	1,269
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.000%, 07/15/11	1,985
1,550	Series C, GO, MBIA, 5.250%, 07/15/12	1,654
1,215	Series C, GO, MBIA, 5.250%, 07/15/12	1,291
1,155	Syracuse IDA, Syracuse City School District, Series A, Rev., FSA, 5.000%, 05/01/18	1,137
5,000	Tobacco Settlement Financing Authority, Enhanced Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/13	4,865
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.300%, 11/15/10 (p)	1,079
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	110
6,305	Series A, Rev., 5.000%, 11/15/17	6,284
5,000	Series D, Rev., 5.000%, 11/15/18	4,882
6,030	Series SR, Rev., 5.500%, 01/01/12 (p)	6,352
3,595	Series X, Rev., 6.625%, 01/01/12 (p)	3,961
7,125	Series Y, Rev., 6.000%, 01/01/12 (p)	7,579
1,610	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/16	1,263
565	Warwick Valley Central School District, GO, FSA, 5.500%, 01/15/10	596
	Watertown City School District,
1,845	GO, FSA, 5.625%, 06/15/09	1,906
1,085	Webster Central School District, Series B, GO, FSA, 4.250%, 10/01/14	1,131
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.200%, 11/01/10	2,980
8,115	Sub Series B, Rev., 5.250%, 11/01/10	8,438
1,700	Westchester County Industrial Development Agency, Civic Facilities, Children’s Village Project, Series A, Rev., 5.300%, 03/15/09	1,574
	Windsor Central School District,
1,820	Series 2000, GO, FGIC, 5.500%, 06/15/09	1,883

		588,512

	Ohio — 0.5%
2,910	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,122
1,310	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	1,198

		3,320

	Puerto Rico — 2.0%
	Commonwealth of Puerto Rico,
4,000	GO, MBIA, 5.750%, 07/01/11	4,082
210	Series A, GO, 5.500%, 07/01/18	200
1,120	Commonwealth of Puerto Rico, Public Improvement, GO, FSA-CR, 5.500%, 07/01/12	1,185
475	Puerto Rico Electric Power Authority, Series KK, Rev., FSA, 5.250%, 07/01/13	500
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.500%, 07/01/18	2,855
1,105	Series Z, Rev., FSA, 6.250%, 07/01/16	1,211
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.000%, 08/01/09 (p)	1,461
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,486

		12,980

	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,205
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,265

		3,470

	Virgin Islands — 0.6%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/10	4,035

	Wisconsin — 0.6%
2,500	State of Wisconsin, Series 1, GO, MBIA, 5.000%, 05/01/15	2,674
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (i)	1,235

		3,909

	Total Investments — 99.3% (Cost $645,531)	645,716

	Other Assets in Excess of Liabilities — 0.7%	4,493

	NET ASSETS — 100.0%	$650,209

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,112
Aggregate gross unrealized depreciation	(13,927)

Net unrealized appreciation/depreciation	$185

Federal income tax cost of investments	$645,531

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	645,716	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 645,716	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Certificates of Deposit — 27.8%
909,000	ABN Amro Bank N.V., (Netherlands), 4.550%, 12/17/08 (m)	909,000
635,000	Banco Bilbao Vizcaya Argentaria S.A., 3.185%, 12/23/08	635,002
132,500	Bank of America, N.A., 2.710%, 12/12/08	132,510
580,000	Bank of Ireland, (Ireland), VAR, 3.392%, 02/01/09	580,000
180,000	Bank of Nova Scotia, 2.240%, 12/01/08	180,000
	Bank of Scotland plc, (United Kingdom)
380,000	2.372%, 02/21/09	380,000
275,000	3.022%, 12/06/08	275,000
	Barclays Bank plc, (United Kingdom)
829,900	2.250%, 02/13/09	829,900
500,000	2.810%, 12/09/08	500,000
456,000	3.015%, 02/25/09	456,000
846,000	3.120%, 01/23/09	846,000
	BNP Paribas, (France)
800,000	2.250%, 02/27/09	800,000
992,900	2.810%, 12/04/08	992,900
250,500	2.870%, 12/05/08	250,500
300,000	2.900%, 12/24/08	300,000
434,100	3.650%, 02/23/09	434,100
	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France)
1,000,000	2.840%, 12/05/08	1,000,001
470,000	2.880%, 12/08/08	470,001
150,000	2.960%, 12/08/08	150,000
	Calyon N.A. Co.
181,000	2.290%, 02/24/09	181,004
1,031,202	3.000%, 02/05/09	1,031,202
252,000	3.110%, 02/25/09	252,000
390,500	3.130%, 03/09/09	390,500
182,000	3.400%, 01/30/09	182,105
181,351	4.615%, 01/16/09	181,837
326,000	Commonwealth Bank of Australia, Ltd., 2.870%, 12/08/08	326,000
	Credit Agricole S.A.
775,000	2.700%, 02/10/09	775,015
100,000	2.890%, 12/01/08	100,000
270,000	2.950%, 12/02/08	270,000
500,000	3.180%, 12/23/08	500,000
	Credit Industriel et Commercial
600,000	1.550%, 12/15/08	600,000
800,000	1.940%, 12/17/08	800,000
300,000	3.020%, 12/05/08	300,000
384,000	3.020%, 12/09/08	384,000
50,000	3.030%, 12/04/08	50,000
354,000	3.040%, 02/20/09	354,008
605,000	3.085%, 12/02/08	605,000
634,000	3.270%, 02/24/09	634,015
446,000	3.650%, 02/27/09	446,000
	Deutsche Bank AG, (Germany)
1,000,000	1.750%, 12/08/08	1,000,000
550,000	VAR, 4.417%, 01/06/09	550,000
815,000	Dexia Bank, 2.820%, 12/05/08	815,000
1,162,000	Lloyds TSB Bank plc, 3.500%, 01/23/09	1,162,000
	National Australia Bank Ltd., (Australia)
510,000	2.885%, 12/11/08	510,001
898,600	3.550%, 01/26/09	898,600
	Natixis
500,000	VAR, 1.931%, 12/01/08	500,000
437,000	2.950%, 12/03/08	437,000
271,000	Nordea Bank Finland plc, 2.690%, 12/01/08	271,000
	Rabobank Neverland N.V.
380,500	2.200%, 05/27/09	380,500
519,000	2.250%, 05/26/09	519,000
379,000	3.000%, 02/23/09	379,000
137,000	3.010%, 02/19/09	137,000
	Royal Bank of Scotland plc, (United Kingdom)
750,000	2.810%, 12/17/08	750,000
100,000	3.010%, 12/23/08	99,988
100,000	3.010%, 12/30/08	99,985
433,000	3.064%, 12/05/08	433,000
	Sanpaolo IMI S.p.A.
607,000	2.300%, 02/20/09	607,000
455,000	2.850%, 12/01/08	455,000
517,000	2.900%, 12/01/08	517,000
511,000	VAR, 3.064%, 12/05/08	511,000
200,000	Skandinaviska Enskilda Banken AB, 2.890%, 12/29/08	200,002
	Societe Generale
396,000	2.300%, 02/23/09	396,000
536,000	2.350%, 02/27/09	536,000
455,000	2.760%, 02/04/09	455,008
144,000	2.800%, 12/11/08	143,992
650,000	2.830%, 12/09/08	650,000
255,000	3.050%, 02/27/09	255,000
885,000	3.710%, 02/23/09	885,010
	UBS AG
493,200	2.875%, 12/08/08	493,200
600,000	2.880%, 12/05/08	600,000
300,000	3.500%, 01/05/09	300,000
975,000	UniCredito Italiano S.p.A., (Ireland), 2.040%, 12/17/08	975,000

	Total Certificates of Deposit (Cost $35,404,886 )	35,404,886

	Commercial Paper - 33.7%
224,000	Allied Irish Banks plc, 3.180%, 12/22/08 (e)	223,591
	Alpine Securitization Corp.,
295,000	3.016%, 01/02/09	294,213
271,000	4.281%, 12/02/08	270,968
	Amstel Funding Corp.,
161,000	3.117%, 01/22/09	160,279
900,000	4.808%, 01/06/09	895,725
164,000	5.064%, 01/14/09	162,998
500,000	5.065%, 01/08/09	497,361
	Amsterdam Funding Corp.,
200,000	4.143%, 01/20/09	198,861
100,000	4.304%, 01/21/09	99,398
500,000	4.309%, 01/30/09	496,459
350,000	4.310%, 01/28/09	347,603
177,000	4.451%, 01/16/09 (e)	176,005
	ANZ National International, Ltd., (United Kingdom),
500,000	2.212%, 02/10/09	497,830
245,000	VAR, 2.379%, 02/26/09 (e)	245,000
251,000	VAR, 2.416%, 02/27/09 (e)	251,000
250,000	3.034%, 12/16/08 (e)	250,000
259,800	3.443%, 12/03/08 (e)	259,751
	ASB Finance Ltd., (New Zealand),
36,000	VAR, 2.399%, 02/26/09 (e)	36,000
160,000	3.001%, 02/23/09	158,913
100,000	VAR, 3.040%, 11/29/08 (e)	100,000
29,900	3.177%, 01/27/09	29,752
	Aspen Funding Corp.,
90,000	4.297%, 01/02/09	89,660
100,000	4.399%, 01/20/09	99,396
170,000	4.553%, 01/16/09	169,022
	Atlantic Asset Corp.,
186,000	3.125%, 01/29/09	185,055
250,000	4.294%, 01/09/09 (e)	248,849
440,000	4.298%, 01/05/09 (e)	438,182
	Atlantis One Funding Corp.,
945,000	4.083%, 04/15/09	930,825
490,000	4.248%, 01/05/09 (e)	487,999
50,000	5.294%, 12/04/08 (e)	49,978
89,700	Banco Bilbao Vizcaya Argentaria S.A., 3.176%, 01/23/09 (e)	89,287
137,118	Barton Captial Corp., 2.707%, 12/01/08 (e)	137,118
215,000	Belmont Funding LLC, 2.001%, 12/03/08 (e)	214,976
	BNZ International Funding Ltd.,
100,000	2.313%, 02/17/09	99,502
245,000	2.314%, 02/20/09	243,732
100,000	2.810%, 12/05/08 (e)	99,969
135,000	2.825%, 12/04/08	134,968
100,000	3.014%, 12/05/08 (e)	100,000
189,900	3.098%, 03/16/09	188,211
	CAFCO LLC,
562,000	4.258%, 01/27/09 (e)	558,263
119,000	4.259%, 02/02/09 (e)	118,125
275,000	4.300%, 01/08/09 (e)	273,766
500,000	4.304%, 01/14/09 (e)	497,403
	Cancara Asset Securitisation LLC,
190,000	3.531%, 01/27/09	188,947
375,000	4.289%, 12/18/08 (e)	374,247
580,000	4.554%, 01/05/09 (e)	577,463
	Charta Corp.,
500,000	4.258%, 01/27/09 (e)	496,675
400,000	4.258%, 01/28/09 (e)	397,293
427,000	4.260%, 02/04/09	423,762
	Ciesco LLC,
237,000	4.259%, 01/27/09 (e)	235,424
305,000	4.259%, 02/02/09	302,758
500,000	Clipper Receivables Co., 3.562%, 12/02/08 (e)	499,951
	CRC Funding LLC,
267,000	4.300%, 01/08/09 (e)	265,802
500,000	4.303%, 01/12/09 (e)	497,521
	Danske Corp.,
500,000	2.827%, 12/04/08 (e)	499,883
160,500	2.827%, 12/08/08 (e)	160,413
500,000	3.020%, 03/09/09	495,951
	Ebbets Funding LLC,
103,500	1.750%, 12/01/08 (e)	103,500
188,000	4.808%, 01/16/09	186,859
	Edison Asset Securitization LLC,
235,000	4.157%, 02/04/09 (e)	233,260
315,000	4.187%, 04/16/09	310,121
	Elysian Funding LLC,
500,000	4.964%, 01/05/09	497,618
360,000	4.966%, 01/08/09 (e)	358,138
	Enterprise Funding Co.,
126,253	4.198%, 01/09/09 (e)	125,685
212,862	4.307%, 01/27/09	211,430
872,072	Erste Finance LLC, 0.630%, 12/01/08	872,072
225,000	Eureka Securitization, Inc., 4.297%, 01/15/09	223,805
453,500	Galleon Capital LLC, 2.061%, 12/02/08	453,474
	Gemini Securitization Corp. LLC,
140,000	4.299%, 01/05/09	139,422
464,133	4.376%, 01/26/09 (e)	461,014
175,000	4.401%, 01/23/09 (e)	173,879
200,000	4.508%, 01/27/09	198,591
340,000	4.509%, 01/21/09 (e)	337,857
	General Electric Capital Corp.,
1,400,000	0.650%, 12/01/08	1,399,999
857,000	2.020%, 05/21/09	848,859
1,035,600	2.276%, 05/12/09	1,025,115
42,800	2.901%, 01/28/09	42,603
1,000,000	2.902%, 01/29/09	995,313
	Gotham Funding Corp.,
150,000	2.958%, 12/03/08 (e)	149,975
220,000	3.008%, 12/01/08 (e)	220,000
	Govco LLC,
85,000	4.208%, 02/10/09	84,304
375,000	4.269%, 01/30/09	372,368
275,000	Hannover Funding Co. LLC, 4.231%, 12/22/08	274,326
	Intesa Funding LLC,
202,500	1.402%, 12/23/08	202,327
280,000	2.909%, 12/09/08	279,821
98,599	KBC Financial Products International Ltd., (Cayman Islands), 0.750%, 12/01/08	98,599
83,000	Keel Capital, Inc., 3.582%, 12/02/08	82,992
199,925	Kitty Hawk Funding Corp., 4.198%, 01/09/09 (e)	199,026
235,100	Landesbank Baden-Wuerttemberg, (Germany), 1.903%, 12/19/08	234,877
	Liberty Street Funding LLC,
400,000	4.239%, 04/16/09	393,729
290,000	4.242%, 04/21/09	285,286
	LMA Americas LLC,
86,000	2.010%, 02/23/09	85,599
160,000	3.480%, 01/28/09	159,111
295,000	3.685%, 01/23/09	293,415
91,000	4.041%, 01/20/09	90,494
50,000	4.296%, 01/15/09	49,734
90,000	Market Street Funding, 1.552%, 12/15/08	89,946
100,000	Matchpoint Master Trust, 4.143%, 01/20/09 (e)	99,431
1,220,000	Merrill Lynch & Co., Inc., 2.258%, 01/23/09	1,215,959
743,000	Natexis Banques Populaires, 3.178%, 12/15/08	742,096
	Nationwide Building Society, (United Kingdom),
50,000	2.921%, 12/04/08 (e)	49,988
166,000	2.922%, 12/05/08	165,946
	Newport Funding Corp.,
90,000	4.297%, 01/02/09	89,660
190,000	4.399%, 01/20/09	188,852
165,000	4.553%, 01/16/09	164,051
	Old Line Funding LLC,
90,000	4.187%, 04/17/09	88,596
700,000	4.556%, 01/07/09 (e)	696,762
250,000	4.557%, 01/09/09 (e)	248,781
325,000	4.558%, 01/12/09	323,294
453,000	Picaros Funding LLC, 3.874%, 12/19/08 (e)	452,128
68,100	Rabobank USA Financial Corp., 2.250%, 05/26/09	67,359
189,000	Raiffeisen Zentralbank Oesterreich AG, (Austria), 2.004%, 12/16/08 (e)	188,843
180,917	Ranger Funding Company LLC, 4.198%, 01/09/09 (e)	180,104
20,500	Rheingold Securities, 2.921%, 12/08/08	20,488
	Sheffield Receivables Corp.,
405,000	3.877%, 01/27/09 (e)	402,542
670,000	4.181%, 12/05/08	669,691
50,000	4.186%, 04/14/09	49,237
160,000	4.204%, 02/05/09	158,783
660,000	4.300%, 01/07/09	657,117
455,000	4.363%, 04/08/09	448,092
	Skandinaviska Enskilda Banken AB,
500,000	2.805%, 12/05/08	499,845
465,400	2.810%, 12/04/08	465,292
402,600	Societe Generale North America, Inc., 2.314%, 02/27/09	400,336
	Tasman Funding, Inc.,
100,000	4.296%, 01/28/09	99,315
330,000	5.064%, 01/08/09	328,259
161,000	Tempo Finance Corp., 4.552%, 01/16/09	160,074
	Thames Asset Global Securitization, Inc.,
735,751	4.405%, 01/07/09 (e)	732,459
148,200	4.554%, 01/20/09 (e)	147,274
74,975	4.555%, 01/05/09 (e)	74,647
50,000	4.563%, 01/26/09 (e)	49,650
	Ticonderoga Funding LLC, (United Kingdom),
240,000	4.219%, 01/09/09 (e)	238,916
140,000	4.249%, 01/08/09 (e)	139,379
	Tulip Funding Corp.,
29,641	3.121%, 01/15/09	29,526
625,000	4.564%, 01/22/09	620,938
170,000	4.808%, 01/20/09	168,878
350,500	Versailles Commercial Paper LLC, 5.334%, 01/23/09	347,791
136,000	Westpac Trust Securities Ltd., 3.069%, 12/17/08 (e)	136,000
	Windmill Funding Corp.,
200,000	4.143%, 01/20/09	198,861
302,000	4.198%, 01/08/09	300,676
200,000	4.304%, 01/21/09	198,796
200,000	4.310%, 01/28/09	198,631
245,000	4.450%, 01/16/09 (e)	243,623
107,669	Working Capital Management Co. LP, 3.341%, 01/02/09	107,351
177,373	Yorktown Capital LLC, 4.305%, 01/23/09	176,263

	Total Commercial Paper (Cost $42,797,206)	42,797,206

	Corporate Notes — 5.1%
	Commercial Banks — 4.2%
450,200	ABN Amro Bank N.V., (Netherlands), VAR, 3.665%, 01/30/09 (e)	450,173
274,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 3.021%, 12/02/08 (e)	274,000
	Bank of America, N.A.
639,500	VAR, 2.000%, 12/15/08 (e)	639,500
490,000	VAR, 2.800%, 12/05/08 (e)	490,000
763,000	VAR, 3.665%, 01/30/09	763,000
570,000	Bank of Scotland plc, (United Kingdom), VAR, 2.920%, 12/01/08 (e)	570,000
600,000	Bayerische Landesbank, VAR, 1.459%, 12/24/08	600,000
412,000	BNP Paribas, (France), VAR, 2.445%, 02/13/09	412,000
175,000	National Australia Bank Ltd., (Australia), VAR, 3.025%, 12/08/08 (e)	175,000
	Rabobank Nederland N.V., (Netherlands)
486,000	VAR, 2.577%, 02/10/09 (e)	485,975
74,110	VAR, 4.772%, 01/15/09 (e)	74,204
275,000	Royal Bank of Scotland plc, (United Kingdom), VAR, 4.943%, 01/15/09 (e)	275,000
100,000	Wachovia Bank, N.A., VAR, 4.417%, 01/06/09	100,000

		5,308,852

	Diversified Financial Services — 0.9%
	General Electric Capital Corp.
200,000	VAR, 1.170%, 12/01/08	200,003
220,000	VAR, 1.439%, 12/26/08	220,000
350,000	VAR, 2.016%, 12/08/08	350,000
374,435	VAR, 3.500%, 02/02/09	374,866

		1,144,869

	Total Corporate Notes (Cost $6,453,721)	6,453,721

	Master Notes — 0.6%
	Citigroup Global Markets Holdings, Inc.
800,000	VAR, 1.050%, 12/01/08	800,000

	(Cost $800,000)

	Repurchase Agreements — 2.5%
1,429,694	Bank of America Securities LLC, 0.27%, dated 11/30/08, due 12/01/08, repurchase price $1,429,694, collateralized by $1,458,288	1,429,694
1,735,705	Bank of America Securities LLC, 0.3%, dated 11/28/08, due 12/01/08, repurchase price $1,735,705, collateralized by $2,292,346	1,735,705

	Total Repurchase Agreements (Cost $3,165,399)	3,165,399

	Time Deposits — 21.5%
500,000	Banco Bilbao Vizcaya, 0.600%, 12/01/08	500,000
	Bank of America, N.A.
2,820,000	0.300%, 12/01/08	2,820,000
1,240,000	BNP Paribas, 0.950%, 12/01/08	1,240,000
1,325,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 1.200%, 12/02/08	1,325,000
1,106,852	Calyon N.A. Co., 0.875%, 12/01/08	1,106,852
2,000,000	Canadian Imperial Bank of Commerce, 0.500%, 12/01/08	2,000,000
	Commerzbank AG
880,334	0.375%, 12/01/08	880,334
1,000,000	1.200%, 12/02/08	1,000,000
700,000	Credit Industriel et Commercial, 0.900%, 12/01/08	700,000
	Danske Bank
500,000	0.900%, 12/01/08	500,000
1,140,000	1.200%, 12/02/08	1,140,000
2,000,000	Deutsche Bank AG, 0.650%, 12/01/08	2,000,000
1,500,000	KBC Bank N.V., 0.500%, 12/01/08	1,500,000
1,000,000	Landesbank Baden-Wurttemberg, 0.625%, 12/01/08	1,000,000
500,000	Landesbank Hessen-Thueringen, 0.750%, 12/01/08	500,000
2,330,000	Natixis, 0.850%, 12/01/08	2,330,000
1,500,000	RBS Citizens N.A., 0.200%, 12/01/08	1,500,000
1,000,000	Royal Bank of Scotland plc, 1.200%, 12/02/08	1,000,000
	Societe Generale
750,000	0.250%, 12/01/08	750,000
1,569,229	0.750%, 12/01/08	1,569,229
2,000,000	UBS AG, 0.500%, 12/01/08	2,000,000

	Total Time Deposits (Cost $27,361,415)	27,361,415

	U.S. Government Agency Securities — 8.7%
601,650	Federal Home Loan Bank, DN, 1.800%, 11/20/09	591,001

	Federal Home Loan Bank,
650,000	DN, 1.729%, 11/23/09	639,042
610,000	DN, 1.833%, 11/19/09	599,234

30,789	Federal Home Loan Banking System, DN, 0.195%, 12/17/08	30,786
	Federal Home Loan Banking System,
695,260	VAR, 0.830%, 12/01/08	695,261
494,350	VAR, 2.318%, 02/10/09	494,233

600,220	Federal Home Loan Mortgage Corp., DN, 2.092%, 11/02/09	588,736
198,000	Federal Home Loan Mortgage Corp., VAR, 2.614%, 12/05/08	197,702

	Federal National Mortgage Association,
610,000	DN, 1.832%, 11/13/09	599,416
1,223,920	DN, 2.093%, 11/06/09	1,200,223
598,100	DN, 2.114%, 11/05/09	586,442
	Federal National Mortgage Association,
730,000	VAR, 0.810%, 12/01/08	729,337
260,000	VAR, 2.180%, 02/12/09	259,966

	Federal National Mortgage Association,
815,000	VAR, 0.770%, 12/01/08	815,000
451,000	VAR, 2.318%, 02/08/09	450,888
1,300,000	VAR, 3.455%, 01/25/09	1,299,552
1,290,000	VAR, 4.369%, 01/21/09	1,290,000

	Total U.S. Government Agency Securities (Cost $11,066,819)	11,066,819

	Total Investments — 99.9% (Cost $127,049,446) *	127,049,446

	Other Assets in Excess of Liabilities — 0.1%	120,157

	NET ASSETS — 100.0%	$127,169,603

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	127,049,446	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 127,049,446	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 83.7%
	Asset-Backed Securities — 0.9%
325	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 1.655%, 11/25/35 (m)	299
366	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 1.645%, 11/25/35 (m)	328

	Total Asset-Backed Securities (Cost $691)	627

	Collateralized Mortgage Obligations — 0.3%
	Non-Agency — 0.3%
175	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 1.645%, 03/25/36 (m)	86
345	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 1.784%, 08/19/45 (m)	150

	Total Collateralized Mortgage Obligations (Cost $520)	236

	Foreign Government Security — 0.1%
162	Republic of Argentina, (Argentina), VAR, 3.127%, 08/03/12 (Cost $122)	40

	U.S. Treasury Obligations — 82.4%
	U.S. Treasury Inflation Indexed Bonds,
210	1.750%, 01/15/28	181
2,080	2.375%, 01/15/25	2,151
2,705	2.375%, 01/15/27	2,633
1,370	3.375%, 04/15/32 (m)	1,791
795	3.625%, 04/15/28 (m)	1,142
1,480	3.875%, 04/15/29 (m)	2,172
	U.S. Treasury Inflation Indexed Notes,
1,965	0.625%, 04/15/13	1,893
4,440	0.875%, 04/15/10	4,768
1,705	1.375%, 07/15/18	1,549
3,195	1.625%, 01/15/15	3,209
3,820	1.625%, 01/15/18	3,548
4,615	1.875%, 07/15/13	4,972

2,150	1.875%, 07/15/15	2,143
1,060	2.000%, 04/15/12	1,085
2,640	2.000%, 01/15/14	2,815
2,883	2.000%, 07/15/14	2,983
3,240	2.000%, 01/15/16	3,181
3,050	2.375%, 04/15/11	3,161
1,155	2.375%, 01/15/17	1,151
1,215	2.500%, 07/15/16	1,209
2,920	2.625%, 07/15/17	2,925
4,500	3.000%, 07/15/12 (k)	5,234
1,790	3.500%, 01/15/11	2,165
835	4.250%, 01/15/10	1,062

	Total U.S. Treasury Obligations (Cost $65,075)	59,123

	Total Long-Term Investments (Cost $66,408)	60,026

NOTIONAL AMOUNT ($)

	Options Purchased — 1.9%
	Receiver Options Purchased on Interest Rate Swaps — 1.9%
47,910	Expiring 12/03/08. If exercised the fund receives semi-annually 3.005% and pays quarterly floating 3 month LIBOR terminating 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	473
23,955	Expiring 12/03/08. If exercised the fund receives semi-annually 2.255% and pays quarterly floating 3 month LIBOR terminating 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	61
25,440	Expiring 12/11/08. If exercised the fund receives semi-annually 3.625% and pays quarterly floating 3 month LIBOR terminating 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	400
25,440	Expiring 12/11/08. If exercised the fund receives semi-annually 2.875% and pays quarterly floating 3 month LIBOR terminating 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	212
19,490	Expiring 12/18/08. If exercised the fund receives semi-annually 2.300% and pays quarterly floating 3 month LIBOR terminating 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	65
19,490	Expiring 12/18/08. If exercised the fund receives semi-annually 1.550% and pays quarterly floating 3 month LIBOR terminating 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	5

12,760	Expiring 02/12/09. If exercised the fund receives semi-annually 2.565% and pays quarterly floating 3 month LIBOR terminating 02/17/10, European Style. Counterparty: Deutsche Bank AG, New York (r)	88
9,620	Expiring 03/16/09. If exercised the fund receives semi-annually 2.510% and pays quarterly floating 3 month LIBOR terminating 03/18/10, European Style. Counterparty: Barclays Bank plc (r)	64

	Total Options Purchased (Cost $341)	1,368

SHARES

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
975	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $975)	975

	Total Investments — 86.9% (Cost $67,724)	62,369
	Other Assets in Excess of Liabilities — 13.1%	9,378

	NET ASSETS — 100.0%	$71,747

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	Eurodollar	03/16/09	$1,716	$1
4	10 Year U.S. Treasury Note	03/20/09	484	15
1	30 Year U.S. Treasury Bond	03/20/09	127	3
46	30 Day Federal Funds	03/30/09	19,079	134
1	2 Year U.S. Treasury Note	03/31/09	217	2
	Short Futures Outstanding
(7)	2 Year U.S. Treasury Note	03/31/09	(1,518)	(5)
(20)	5 Year U.S. Treasury Note	03/31/09	(2,334)	(24)
(15)	10 Year U.S. Treasury Note	03/31/09	(1,815)	(55)
(2)	30 Year U.S. Treasury Bond	03/31/09	(255)	(7)

				$64

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/08	NET UNREALIZED APPRECIATION (DEPRECIATION)

7,484,818	JPY	12/30/08	$78	$78	$—	(h)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)		Amount rounds to less than one thousand (shares or dollars).
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)		Rates shown are per annum and payments are as described.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,085
Aggregate gross unrealized depreciation	(6,440)

Net unrealized appreciation/depreciation	($5,355)

Federal income tax cost of investments	$67,724

Options Written

Receiver Options Written on Interest Rate Swaps *
COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.010% semi-annually	03/16/09	03/18/10	$ 9,620	$ (35)
Barclays Bank plc	3.125% semi-annually	12/11/08	12/15/09	25,440	(275)
Barclays Bank plc	3.375% semi-annually	12/11/08	12/15/09	25,440	(337)
Deutsche Bank AG, New York	1.800% semi-annually	12/18/08	12/22/09	19,490	(14)
Deutsche Bank AG, New York	2.050% semi-annually	12/18/08	12/22/09	19,490	(34)
Deutsche Bank AG, New York	2.505% semi-annually	12/03/08	12/05/09	47,910	(236)
Deutsche Bank AG, New York	2.755% semi-annually	12/03/08	12/05/09	47,910	(354)
(Premiums received of $282.)					$ (1,285)

* European Style
** The Fund would receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Price Lock Swaps
				NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	AMOUNT	VALUE
Credit Suisse International †	U.S. Treasury Inflation Indexed Bond, 3.875%, 04/15/29	$109.40	12/29/08	$ 5,000	$ 61

† Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1 - Quoted prices	$ 975	$ -	$ 155	$ (91)
Level 2 - Other significant observable inputs	61,394	(1,285)	61	-
Level 3 - Significant unobservable inputs	-	-	-	-
Total	$ 62,369	$ (1,285)	$ 216	$ (91)

† Liabilities in securities sold short may include written options. * Other financial instruments may include futures, forwards and swap contracts.

JPM Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 82.7%
	Asset-Backed Securities — 19.9%
776	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	674
	Countrywide Asset-Backed Certificates,
346	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	324
479	Series 2006-3, Class 2A2, VAR, 1.575%, 06/25/36	377
1,380	Series 2006-11, Class 1AF2, VAR, 6.017%, 09/25/46 (f)	773
673	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 1.585%, 03/25/36	505
	K2 (USA) LLC,
1,000	VAR, 0.000%, 02/15/10 (d) (f) (i) (s) (v)	—
7,500	Series 2, VAR, 0.000%, 02/15/10 (d) (f) (i) (s) (v)	—
9,446	Series 2007-2D, VAR, 0.000%, 02/15/10 (d) (f) (i) (s) (v)	—
16,200	Links Finance LLC, VAR, 0.000%, 12/31/09 (d) (e) (f) (i) (s) (v)	—
610	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.965%, 07/25/34	409
2	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.461%, 08/25/35	2
441	Residential Asset Mortgage Products, Inc., Series 2006- EFC1, Class A2, VAR, 1.595%, 02/25/36	381
449	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 1.575%, 12/25/35	415
11,900	Sigma Finance Corp., (Cayman Islands), VAR, 0.000%, 08/15/11 (d) (f) (i) (s)	—

	Total Asset-Backed Securities (Cost $51,209)	3,860

	Collateralized Mortgage Obligations — 11.9%
	Agency CMO — 0.0% (g)
	Federal Home Loan Mortgage Corp. REMICS,
77	Series 2750, Class IQ, IO, 5.000%, 10/15/21	—	(h)
48	Series 2781, Class PI, IO, 5.000%, 10/15/23	1
366	Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27	5

		6

	Non-Agency CMO — 11.9%
602	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.500%, 10/25/35	441
229	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35	204
572	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	461
738	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.500%, 11/25/35	608
242	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.969%, 06/25/34	236
	Wells Fargo Mortgage Backed Securities Trust,
201	Series 2003-N, Class 1A4, VAR, 4.598%, 12/25/33	194
168	Series 2004-F, Class A8, VAR, 4.724%, 06/25/34	149

		2,293

	Total Collateralized Mortgage Obligations (Cost $2,747)	2,299

	Corporate Bonds — 18.0%
	Auto Components — 0.8%
232	Tenneco, Inc., 10.250%, 07/15/13	148

	Chemicals — 2.8%
610	Huntsman LLC, 11.500%, 07/15/12	549

	Diversified Financial Services — 5.0%
5,100	Premium Asset Trust, 4.125%, 03/12/09 (e) (i)	612
360	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 2.585%, 11/13/09 (e)	354

		966

	Diversified Telecommunication Services — 3.8%
80	Qwest Communications International, Inc., VAR, 5.649%, 02/15/09	79
380	Qwest Corp., 7.875%, 09/01/11	314
360	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	344

		737

	Electric Utilities — 2.1%
460	Alabama Power Capital Trust V, VAR, 5.500%, 10/01/42	408

	Hotels, Restaurants & Leisure — 2.6%
615	MGM Mirage, Inc., 6.000%, 10/01/09	498

	Insurance — 0.1%
1,600	Two-Rock Pass Through Trust, (Bermuda), VAR, 3.230%, 12/31/49 (e) (i) (x)	32

	Multi-Utilities — 0.8%
310	Dominion Resources, Inc., VAR, 6.300%, 09/30/66	152

	Total Corporate Bonds (Cost $10,147)	3,490

	Foreign Government Security — 2.2%
490	National Agricultural Cooperative Federation, (South Korea), VAR, 5.750%, 06/18/14 (Cost $507)	422

	U.S. Treasury Obligations — 30.7%
	U.S. Treasury Notes,
3,000	2.375%, 08/31/10 (m)	3,077
2,000	4.875%, 07/31/11 (m)	2,199
600	5.125%, 06/30/11 (m)	662

	Total U.S. Treasury Obligations (Cost $5,790)	5,938

	Total Long-Term Investments (Cost $70,400)	16,009

	Short-Term Investments — 17.2%
	U.S. Treasury Obligation — 0.8%
160	U.S. Treasury Bill, 0.062%, 02/12/09 (k) (n) (Cost $160)	160

SHARES

	Investment Company — 16.4%
3,163	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $3,163)	3,163

	Total Short-Term Investments (Cost $3,323)	3,323

	Total Investments — 99.9% (Cost $73,723)	19,332
	Other Assets in Excess of Liabilities — 0.1%	20

	NET ASSETS — 100.0%	$19,352

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

27	2 Year U.S. Treasury Note	03/31/09	$5,854	$36

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	—	Real Estate Mortgage Investment Conduits
SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payements.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148
Aggregate gross unrealized depreciation	(54,539)

Net unrealized appreciation/depreciation	($54,391)

Federal income tax cost of investments	$73,723

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 3,163	$ 36	$ -
Level 2 - Other significant observable inputs	15,396	-	-
Level 3 - Significant unobservable inputs	773	-	-
Total	$ 19,332	$ 36	$ -

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ 19,202	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(1,400)	-
Net amortization/accretion	5	-
Net purchases (sales)	(17,807)	-
Net transfers in (out) of Level 3	773	-
Balance as of 11/30/08	$ 773	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in U.S. dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 123.7%
		Asset-Backed Securities — 4.5%
33		Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.150%, 02/15/11	33
125		Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, VAR, 2.176%, 01/09/12	108
220		Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, VAR, 1.545%, 08/25/36	166
46		Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	33
55		Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.891%, 02/25/37	51
28		Lehman XS Trust, Series 2006- 12N, Class A1A1, VAR, 1.475%, 08/25/46 (m)	28
		Option One Mortgage Loan Trust,
7		Series 2003-4, Class A2, VAR, 1.715%, 07/25/33 (m)	5
—	(h)	Series 2003-5, Class A2, VAR, 1.715%, 08/25/33	—	(h)
		Residential Asset Securities Corp.,
1		Series 2002-KS4, Class AIIB, VAR, 1.895%, 07/25/32 (m)	—	(h)
1		Series 2003-KS5, Class AIIB, VAR, 1.975%, 07/25/33 (m)	1
2		Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, VAR, 1.825%, 12/25/32 (m)	1

		Total Asset-Backed Securities (Cost $516)	426

		Collateralized Mortgage Obligations — 4.5%
		Agency CMO — 0.9%
44		Federal Home Loan Mortgage Corp. REMICS, Series 2931, Class GA, 5.000%, 11/15/28 (m)	44
36		Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	36

			80

		Non-Agency CMO — 3.6%
		Countrywide Alternative Loan Trust,
44		Series 2006-12CB, Class A6, 6.000%, 05/25/36	22
52		Series 2006-23CB, Class 2A1, 6.500%, 08/25/36	25
1,043		CS First Boston Mortgage Securities Corp., Series 1997-2, Class X, IO, VAR, 0.908%, 06/25/20 (e)	18
—	(h)	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, HB, VAR, 139.071%, 07/28/27 (e) (f) (i)	—	(h)
174		Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, VAR, 1.684%, 11/19/36 (m)	73
—	(h)	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36 (f)	—	(h)
12		MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.000%, 01/25/35 (m)	10
48		Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.000%, 01/25/46 (m)	38
154		Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, VAR, 1.505%, 11/25/46 (m)	128
40		Wells Fargo Mortgage Backed Securities Trust, Series 2006- AR3, Class A1, VAR, 5.703%, 03/25/36 (m)	28

			342

		Total Collateralized Mortgage Obligations (Cost $740)	422

		Commercial Mortgage-Backed Securities — 1.4%
25		Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.521%, 11/11/41	22
45		Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.111%, 07/05/35 (m)	35
94		Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 1.543%, 09/15/21 (e) (m)	56
20		Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35 (m)	16

		Total Commercial Mortgage-Backed Securities (Cost $182)	129

		Corporate Bonds — 18.2%
		Aerospace & Defense — 0.2%
25		L-3 Communications Corp., 5.875%, 01/15/15 (m)	20

		Auto Components — 0.1%
1		Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15 (m)	1
12		Tenneco, Inc., 8.625%, 11/15/14 (m)	4
15		United Components, Inc., 9.375%, 06/15/13 (m)	8

			13

		Beverages — 0.2%
20		Dr. Pepper Snapple Group, Inc., 6.820%, 05/01/18 (e)	19

		Capital Markets — 0.5%
50		Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12 (l) (m)	50
55		Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (x)	—	(h)

			50

		Chemicals — 0.3%
15		Huntsman LLC, 11.500%, 07/15/12	13
20		Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e) (m)	4
20		PolyOne Corp., 8.875%, 05/01/12 (m)	12

			29

		Commercial Banks — 1.5%
40		Bangko Sentral ng Pilipinas, (Philippines), 8.600%, 06/15/27	32
160		Barclays Bank plc, (United Kingdom), 5.926%, 12/15/16 (e) (i) (x)	91
10		Cadets Trust, 4.800%, 07/15/13 (e)	9
10		Deutsche Bank AG, (Germany), 5.375%, 10/12/12	10

			142

		Commercial Services & Supplies — 0.4%
25		ACCO Brands Corp., 7.625%, 08/15/15	13
25		Iron Mountain, Inc., 7.750%, 01/15/15 (m)	21
15		Quebecor World Capital Corp., (Canada), 8.750%, 03/15/16 (d)	1

			35

		Computers & Peripherals — 0.6%
55		Hewlett-Packard Co., 4.500%, 03/01/13 (m)	53

		Consumer Finance — 1.8%
		Ford Motor Credit Co. LLC,
10		7.250%, 10/25/11 (m)	4
55		VAR, 6.323%, 01/15/10 (m)	30
55		GMAC LLC, 6.875%, 08/28/12 (m)	19
125		SLM Corp., Series MTNA, VAR, 3.675%, 07/27/09	116

			169

		Containers & Packaging — 0.0% (g)
5		Packaging Dynamics Finance Corp., 10.000%, 05/01/16 (e) (m)	2

		Diversified Consumer Services — 0.1%
15		Service Corp. International, 7.375%, 10/01/14 (m)	12

		Diversified Financial Services — 0.3%
30		Caterpillar Financial Services Corp., 5.450%, 04/15/18	27

		Diversified Telecommunication Services — 0.8%
50		AT&T, Inc., 6.500%, 09/01/37 Qwest Corp.,	41
5		7.500%, 10/01/14	4
10		8.875%, 03/15/12 (m)	8
10		Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38 (m)	7
20		Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e) (m)	17

			77

		Electric Utilities — 0.4%
50		Dominion Resources, Inc., 6.300%, 03/15/33	38

		Energy Equipment & Services — 0.1%
15		Transocean, Inc., (Cayman Islands), 6.800%, 03/15/38 (m)	13

		Food & Staples Retailing — 0.8%
43		CVS Pass-Through Trust, 6.036%, 12/10/28 (e)	34
25		Kroger Co. (The), 6.400%, 08/15/17 (m)	23
15		Wal-Mart Stores, Inc., 6.500%, 08/15/37 (m)	15

			72

		Health Care Equipment & Supplies — 0.1%
15		Biomet, Inc., PIK, 10.375%, 10/15/12	11

		Health Care Providers & Services — 0.9%
15		Community Health Systems, Inc., 8.875%, 07/15/15	12
65		HCA, Inc., PIK, 9.625%, 11/15/16 (m)	47
30		Tenet Healthcare Corp., 9.250%, 02/01/15 (m)	21

			80

		Hotels, Restaurants & Leisure — 0.5%
15		McDonald’s Corp., 6.300%, 10/15/37 (m)	14
		MGM Mirage, Inc.,
25		6.750%, 04/01/13 (m)	13
15		6.875%, 04/01/16 (m)	8
20		Vail Resorts, Inc., 6.750%, 02/15/14 (m)	14

			49

		Household Durables — 0.6%
25		ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13	19
20		Ames True Temper, Inc., VAR, 8.753%, 01/15/12	10
		Beazer Homes USA, Inc.,
10		6.500%, 11/15/13	4
8		6.875%, 07/15/15	3
15		Jarden Corp., 7.500%, 05/01/17 (m)	10
24		Sealy Mattress Co., 8.250%, 06/15/14 (m)	13

			59

		Household Products — 0.3%
10		Spectrum Brands, Inc., 7.375%, 02/01/15 (m)	2
35		Visant Holding Corp., SUB, 10.250%, 12/01/13 (m)	26

			28

		Independent Power Producers & Energy Traders — 0.2%
27		NRG Energy, Inc., 7.375%, 02/01/16 (m)	22

		Insurance — 1.5%
26		Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e) (m)	17
45		Lincoln National Corp., VAR, 7.000%, 05/17/66 (m)	18
15		Nationwide Financial Services, 6.750%, 05/15/37 (m)	8
40		Reinsurance Group of America, Inc., VAR, 6.750%, 12/15/65 (m)	19
80		Swiss RE Capital I LP, (Switzerland), 6.854%, 05/25/16 (e) (m) (x)	40
25		Travelers Cos., Inc. (The), VAR, 6.250%, 03/15/37 (m)	14
80		XL Capital Ltd., (Cayman Islands), 6.500%, 04/15/17 (m) (x)	24

			140

		Leisure Equipment & Products — 0.1%
15		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e) (m)	11

		Media — 2.0%
64		Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	46
10		Comcast Corp., 6.950%, 08/15/37	8
39		DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15	32
		Echostar DBS Corp.,
5		6.625%, 10/01/14	4
40		7.125%, 02/01/16	28
10		TCI Communications, Inc., 7.875%, 02/15/26 (m)	9
		Time Warner Cable, Inc.,
15		6.550%, 05/01/37 (m)	11
20		7.300%, 07/01/38 (m)	17
30		Videotron Ltee, (Canada), 6.875%, 01/15/14 (m)	25
5		WMG Acquisition Corp., 7.375%, 04/15/14 (m)	3

			183

		Metals & Mining — 0.2%
25		Arch Western Finance LLC, 6.750%, 07/01/13	20

		Multi-Utilities — 0.5%
55		MidAmerican Energy Holdings Co., 6.500%, 09/15/37 (m)	46

		Oil, Gas & Consumable Fuels — 2.9%
120		ABN Amro Bank/Deutschland OAO Gazprom, 9.625%, 03/01/13 (e)	100
15		Anadarko Petroleum Corp., 6.450%, 09/15/36	12
25		Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	18
25		Denbury Resources, Inc., 7.500%, 04/01/13	18
34		Gaz Capital S.A. for Gazprom, (Russia), 8.625%, 04/28/34	25
5		Kinder Morgan Energy Partners LP, 6.500%, 02/01/37 (m)	4
15		Newfield Exploration Co., 6.625%, 04/15/16 (m)	11
30		Nexen, Inc., (Canada), 6.400%, 05/15/37 (m)	22
40		ONEOK Partners LP, 5.900%, 04/01/12 (m)	38
15		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39 (m)	12
15		Valero Energy Corp., 6.625%, 06/15/37 (m)	11

			271

		Real Estate Investment Trusts (REITs) — 0.2%
20		Host Hotels & Resorts LP, 6.750%, 06/01/16 (m)	13

		Road & Rail — 0.1%
19		Hertz Corp. (The), 8.875%, 01/01/14 (m)	10

		Total Corporate Bonds (Cost $2,531)	1,714

		Foreign Government Securities — 11.4%
250		Citigroup Funding, Inc., VAR, 15.000%, 03/12/12 (linked to Dominican Republic Government Bond, VAR, 15.000%, 03/09/12), (Dominican Republic), Series USD, 1.014%, 03/12/12 (e) (i)	183
75		Federal Republic of Brazil, (Brazil), 12.250%, 03/06/30	102
11		Government of Barbados, (Barbados), 7.250%, 12/15/21	10
		Government of Dominican Republic, (Dominican Republic),
101		9.040%, 01/23/18 (e)	58
26		9.500%, 09/27/11	21
100		IIRSA Norte Finance Ltd., (Peru), Series REGS, 8.750%, 05/30/24	80
316		Republic of Argentina, (Argentina), VAR, 3.127%, 08/03/12	79
		Republic of Columbia, (Colombia),
65		8.250%, 12/22/14	66
20		10.375%, 01/28/33	22
40		10.750%, 01/15/13	44
119		Republic of Indonesia, (Indonesia), 7.250%, 04/20/15	91
125		Republic of Venezuela, (Venezuela), 9.375%, 01/13/34	64
		Russian Federation, (Russia),
62		SUB, 7.500%, 03/31/30	52
39		8.250%, 03/31/10	41
		United Mexican States, (Mexico),
40		7.500%, 01/14/12	42
35		8.300%, 08/15/31	36
25		Series MTNA, 8.000%, 09/24/22	25
60		VAR, 5.519%, 01/13/09 (m)	60

		Total Foreign Government Securities (Cost $1,415)	1,076

		Mortgage Pass-Through Securities — 52.1%
8		Federal Home Loan Mortgage Corp., 15 Year, Single Family, 6.000%, 05/01/17 (m)	8
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
22		6.000%, 01/01/35 (m)	22
745		TBA, 5.000%, 12/15/38	749
470		TBA, 6.001%, 12/15/38	480
		Federal Home Loan Mortgage Corp., Gold Pools,
14		ARM, 5.417%, 06/01/37 (m)	14
26		ARM, 5.456%, 07/01/37 (m)	26
18		ARM, 5.565%, 06/01/37 (m)	19
		Federal National Mortgage Association, 15 Year, Single Family,
450		TBA, 4.500%, 12/25/23	450
300		TBA, 5.000%, 12/25/23	304
815		TBA, 6.000%, 12/25/23	832
		Federal National Mortgage Association, 30 Year, Single Family,
50		TBA, 4.500%, 12/25/38	49
75		TBA, 5.000%, 12/25/38	76
530		6.000%, 03/01/33 - 01/01/35 (m)	543
195		6.500%, 01/01/35 - 02/01/35 (m)	201
615		TBA, 6.500%, 12/25/38	632
		Government National Mortgage Association, 30 Year, Single Family,
25		TBA, 5.500%, 12/15/38	26
245		TBA, 6.000%, 12/15/38	250
210		TBA, 6.500%, 12/15/38	215

		Total Mortgage Pass-Through Securities (Cost $4,815)	4,896

		U.S. Government Agency Securities — 2.1%
		Federal Home Loan Mortgage Corp.,
100		4.875%, 06/13/18 (m)	106
20		5.000%, 07/15/14 (m)	22
		Federal National Mortgage Association,
45		3.875%, 07/12/13 (m)	47
25		4.125%, 04/15/14 (m)	26

		Total U.S. Government Agency Securities (Cost $193)	201

		U.S. Treasury Obligations — 29.5%
		U.S. Treasury Bonds,
260		4.750%, 08/15/17	296
3		4.750%, 02/15/37	3
95		5.000%, 05/15/37	120
125		5.500%, 08/15/28 (k)	155
		U.S. Treasury Notes,
75		2.500%, 03/31/13	78
1,260		2.625%, 05/31/10	1,294
40		2.750%, 10/31/13	42
90		2.875%, 06/30/10	93
25		3.125%, 09/30/13	26
85		3.500%, 02/15/18	89
75		3.625%, 10/31/09	77
55		4.000%, 08/15/18	60
40		4.125%, 08/15/10	42
50		4.250%, 09/30/12 (k)	56
5		4.250%, 11/15/17	5
15		4.500%, 05/15/10	16
10		4.500%, 11/30/11	11
150		4.625%, 07/31/09	154
140		5.125%, 06/30/11	154

		Total U.S. Treasury Obligations (Cost $2,609)	2,771

		Total Long-Term Investments (Cost $13,001)	11,635

NUMBER OF CONTRACTS

		Options Purchased — 3.1%
		Call Option Purchased — 3.1%
5		1 Year Eurodollar Mid-Curve, Expiring 12/12/08 @ 97.88, American Style	3
5		90 Day Eurodollar Futures, Expiring 12/15/08 @ 96.88, American Style	13
5		90 Day Eurodollar Futures, Expiring 12/15/08 @ 97.50, American Style	5
5		90 Day Eurodollar Futures, Expiring 12/15/08 @ 97.63 American Style	4

NOTIONAL AMOUNT		SECURITY DESCRIPTION	VALUE ($)

		Receiver Options Purchased on Interest Rate Swaps:
4,675		Expiring 12/03/08. If exercised the Fund receives semi-annually 2.26% and pays quarterly 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	12
9,350		Expiring 12/03/08. If exercised the Fund receives semi-annually 3.01% and pays quarterly 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	92
4,840		Expiring 12/11/08. If exercised the Fund receives semi-annually 2.88% and pays quarterly 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	40
4,840		Expiring 12/11/08. If exercised the Fund receives semi-annually 3.63% and pays quarterly 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	76
2,545		Expiring 12/18/08. If exercised the Fund receives semi-annually 1.55% and pays quarterly 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	1
2,545		Expiring 12/18/08. If exercised the Fund receives semi-annually 2.30% and pays quarterly 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	8
4,730		Expiring 02/12/09. If exercised the Fund receives semi-annually 2.57% and pays quarterly 3 month LIBOR expiring 02/17/10, European Style. Counterparty: Deutsche Bank AG, New York (r)	33
1,220		Expiring 03/16/09. If exercised the fund receives semi-annually 2.51% and pays quarterly 3 month LIBOR expiring 03/18/10. European Style. Counterparty: Barclays Bank plc (r)	8

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE ($)

		Put Option Purchased — 0.0% (g)
5		1 Year Eurodollar Mid-Curve, Expiring 12/12/08 @ 97.13, American Style	—	(h)

		Total Options Purchased (Cost $75)	295

SHARES

		Short-Term Investment — 17.7%
		Investment Company — 17.7%
1,667		JPMorgan Prime Money Market Fund, Institutional Class Shares 12/31/49 (b) (m) (Cost $1,667)	1,667

		Total Investments — 144.5% (Cost $14,743)	13,597
		Liabilities in Excess of Other Assets — (44.5)%	(4,190)

		NET ASSETS — 100.0%	$9,407

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
1	Euro Bobl	12/08/08	$148	$2
2	Euro Schatz	12/08/08	271	4
3	10 Year Swap	12/15/08	372	31
3	Eurodollar	12/15/08	734	3
1	10 Year U.S. Treasury Note	03/20/09	121	4
1	30 Year U.S. Treasury Bond	03/20/09	127	3
6	30 Day Federal Funds	03/30/09	2,489	17
1	30 Day Federal Funds	06/30/09	414	2
1	30 Day Federal Funds	07/31/09	414	2
6	Eurodollar	12/14/09	1,469	5
4	Eurodollar	09/13/10	$976	1
	Short Futures Outstanding
(1)	30 Day Federal Funds	01/30/09	(415)	(3)
(1)	30 Day Federal Funds	02/27/09	(415)	(3)
(4)	2 Year U.S. Treasury Note	03/31/09	(867)	(5)
(3)	10 Year U.S. Treasury Note	03/31/09	(363)	(11)
				$52

Short Positions

Principal Amount	Security Description	Value
(400)	FNMA, 30 Year, Single Family, TBA, 5.500%, 09/25/38	(407)
	(Proceeds received of $399.)

Interest Rate Swaps
		RATE TYPE (r)
		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY		BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Deutsche Bank AG, New York		4.180% semi-annually	3 month LIBOR quarterly	10/10/38	$ 25	$ (6)
Deutsche Bank AG, New York		4.238% semi-annually	3 month LIBOR quarterly	10/23/38	40	(10)
						$ (16)

Credit Default Swaps
		BUY/SELL	FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE
CDX.EM.10	Barclays Bank plc [1]	Buy	3.350% semi-annually	12/20/13	$ 730	$ 111
CDX.EM.10	Citibank, N.A. [2]	Buy	3.350% semi-annually	12/20/13	30	5
CDX.EM.10	Citibank, N.A.[3]	Buy	3.350% semi-annually	12/20/13	30	5
CDX.EM.10	Deutsche Bank AG, New York [4]	Buy	3.350% semi-annually	12/20/13	210	32
Replubic of Kazakhstan, 11.250% 05/11/07	Barclays Bank plc	Sell	0.530% semi-annually	08/20/12	130	(21)
Replubic of Kazakhstan, 11.250% 05/11/07	Credit Suisse International	Sell	0.530% semi-annually	08/20/12	210	(34)
Replubic of Kazakhstan, 11.250% 05/11/07	Barclays Bank plc	Sell	0.680% semi-annually	08/20/12	20	(3)
Replubic of Kazakhstan, 11.250% 05/11/07	Deutsche Bank AG, New York	Sell	0.710% semi-annually	08/20/12	150	(24)
Replubic of Kazakhstan, 11.250% 05/11/07	Barclays Bank plc	Buy	10.920% semi-annually	11/20/13	150	(32)
						$ 39

[1] Premiums paid of $112.
[2] Premiums paid of $5.
[3] Premiums paid of $6.
[4] Premiums paid of $14.

Price Lock Swaps
			TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE
Credit Suisse International (†)	Federal Loan Home Bank, 5.375%, 05/18/16	$ 101.98	12/12/08	$ 110	$ 6
Deutsche Bank AG, New York (†)	U.S. Treasury Bond, 4.500%, 05/15/38	103.69	12/12/08	55	8
					$ 14

(†) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style		$ 98.00	12/15/08	10	$ (2)
90 Day Eurodollar Futures, American Style		97.13	12/15/08	5	(10)
90 Day Eurodollar Futures, American Style		97.38	12/15/08	5	(7)
1 Year Eurodollar Mid-Curve Futures, American Style		98.13	12/12/08	5	(1)
					$ (20)
(Premiums received of $11.)

Receiver Options Written on Interest Rate Swaps *
		OPTION	SWAP
COUNTERPARTY	EXERCISE RATE ** (r)	EXPIRATION DATE	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.125% semi-annually	12/11/08	12/15/09	4,840	$ (52)
Barclays Bank plc	3.375% semi-annually	12/11/08	12/15/09	4,840	(64)
Barclays Bank plc	2.010% semi-annually	03/16/09	03/18/10	1,220	(4)
Deutsche Bank AG, New York	1.800% semi-annually	12/18/08	12/22/09	2,545	(2)
Deutsche Bank AG, New York	2.050% semi-annually	12/18/08	12/22/09	2,545	(4)
Deutsche Bank AG, New York	2.505% semi-annually	12/03/08	12/05/09	9,350	(46)
Deutsche Bank AG, New York	2.755% semi-annually	12/03/08	12/05/09	9,350	(69)
					$ (241)
(Premiums received of $50.)

Put Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Mid-Curve Futures, American Style		$ 97.38	12/12/2008	5	$ - (h)

(Premiums received of $3.)

* European Style.
** The Fund would receive a quarterly floating rate based on 3 month LIBOR, if exercised.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The value and percentage of these investments based on total investments were less than $1,000 and 0.01%.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)

Security is guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$485
Aggregate gross unrealized depreciation	(1,631)

Net unrealized appreciation/depreciation	($1,146)

Federal income tax cost of investments	$14,743

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 1,692	$ (20)	$ 74	$ (22)
Level 2 - Other significant observable inputs	11,905	(648)	32	(132)
Level 3 - Significant unobservable inputs	-	-	-	-
Total	$ 13,597	$ (668)	$ 106	$ (154)

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ 1,197	$ -
Realized gain (loss)	141	-
Change in unrealized appreciation (depreciation)	(89)	-
Net amortization/accretion	-	-
Net purchases (sales)	(1,249)	-
Net transfers in (out) of Level 3	-	-
Balance as of 11/30/08	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 17.2%
	Asset-Backed Security — 0.5%
172	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV2, VAR, 1.505%, 03/25/36 (Cost $161)	164

	Collateralized Mortgage Obligation — 0.6%
	Non-Agency CMO — 0.6%
228	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-10, Class 1A10, 5.850%, 05/25/36 (Cost $207)	208

	Corporate Bonds — 15.4%
	Aerospace & Defense — 0.2%
100	L-3 Communications Corp., Series B, 6.375%, 10/15/15	83

	Auto Components — 0.2%
50	ArvinMeritor, Inc., 8.750%, 03/01/12	24
100	TRW Automotive, Inc., 7.250%, 03/15/17 (e)	46

		70

	Capital Markets — 0.1%
100	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 8.875%, 04/01/15	41

	Chemicals — 0.2%
100	PolyOne Corp., 8.875%, 05/01/12	61

	Commercial Services & Supplies — 0.2%
150	ACCO Brands Corp., 7.625%, 08/15/15	78

	Containers & Packaging — 0.2%
100	Graham Packaging Co., Inc., 9.875%, 10/15/14	63

	Diversified Consumer Services — 0.4%
150	Service Corp. International, 6.750%, 04/01/15	114
50	Stewart Enterprises, Inc., 6.250%, 02/15/13	41

		155

	Diversified Telecommunication Services — 1.0%
100	Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e)	72
150	Qwest Corp., 7.500%, 10/01/14	116
150	Sprint Capital Corp., 6.900%, 05/01/19	85
100	Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e)	82

		355

	Electronic Equipment & Instruments — 0.2%
175	NXP BV/NXP Funding LLC, (Netherlands), 7.875%, 10/15/14	53

	Health Care Equipment & Supplies — 0.7%
200	Biomet, Inc., PIK, 10.375%, 10/15/17	148
100	Cooper Cos., Inc. (The), 7.125%, 02/15/15	75

		223

	Health Care Providers & Services — 1.7%
100	Community Health Systems, Inc., 8.875%, 07/15/15	80
500	HCA, Inc., PIK, 9.625%, 11/15/16	360
90	Tenet Healthcare Corp., 9.875%, 07/01/14	65
100	United Surgical Partners International, Inc., PIK, 9.250%, 05/01/17	60

		565

	Hotels, Restaurants & Leisure — 0.7%
225	MGM Mirage, Inc., 7.500%, 06/01/16	116
150	Vail Resorts, Inc., 6.750%, 02/15/14	109

		225

	Household Durables — 0.5%
100	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13	77
150	Sealy Mattress Co., 8.250%, 06/15/14	82

		159

	Household Products — 0.3%
150	Visant Holding Corp., SUB, 10.250%, 12/01/13	110

	Independent Power Producers & Energy Traders — 0.5%
245	Energy Future Holdings Corp., 10.875%, 11/01/17 (e)	158

	Industrial Machinery — 0.2%
100	RBS Global, Inc./Rexnord LLC, 8.875%, 09/01/16	62

	IT Services — 0.5%
100	First Data Corp., 9.875%, 09/24/15	58
225	SunGard Data Systems, Inc., 10.250%, 08/15/15	130

		188

	Machinery — 0.5%
150	Terex Corp., 8.000%, 11/15/17	107
100	Titan International, Inc., 8.000%, 01/15/12	78

		185

	Media — 1.7%
175	CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13	100
175	DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15	142
325	Echostar DBS Corp., 7.125%, 02/01/16	231
150	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	100

		573

	Metals & Mining — 0.7%
150	Arch Western Finance LLC, 6.750%, 07/01/13	121
75	FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	42
100	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	71

		234

	Multiline Retail — 0.2%
130	Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15	55

	Oil, Gas & Consumable Fuels — 0.9%
100	Denbury Resources, Inc., 7.500%, 12/15/15	69
50	Forest Oil Corp., 7.250%, 06/15/19	34
75	Newfield Exploration Co., 6.625%, 04/15/16	55
100	PetroHawk Energy Corp., 9.125%, 07/15/13	76
100	Quicksilver Resources, Inc., 8.250%, 08/01/15	64

		298

	Paper & Forest Products — 0.3%
150	Georgia-Pacific LLC, 7.000%, 01/15/15 (e)	114

	Real Estate Investment Trusts (REITs) — 0.3%
175	Host Hotels & Resorts LP, 6.375%, 03/15/15	118

	Road & Rail — 0.5%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	58
150	Hertz Corp. (The), 8.875%, 01/01/14	77
100	RSC Equipment Rental, Inc., 9.500%, 12/01/14	49

		184

	Semiconductors & Semiconductor Equipment — 0.1%
100	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	45

	Specialty Retail — 0.3%
150	Sally Holdings LLC, 9.250%, 11/15/14	113

	Textiles, Apparel & Luxury Goods — 0.2%
100	Hanesbrands, Inc., Series B, VAR, 6.508%, 12/15/14	65

	Tobacco — 1.5%
500	Altria Group, Inc., 9.700%, 11/10/18	506

	Wireless Telecommunication Services — 0.4%
150	MetroPCS Wireless, Inc., 9.250%, 11/01/14	123

	Total Corporate Bonds (Cost $5,787)	5,262

SHARES

	Investment Companies — 0.7%
16	Advent Claymore Global Convertible Securities & Income Fund	78
25	ING Prime Rate Trust	82
19	Nuveen Multi-Strategy Income and Growth Fund 2	76

	Total Investment Companies (Cost $299)	236

	Total Long-Term Investments (Cost $6,454)	5,870

PRINCIPAL AMOUNT ($)

	Short-Term Investments — 92.7%
	U.S. Treasury Obligations — 0.8%
	U.S. Treasury Bills,
170	0.021%, 02/12/09 (k) (n)	170
100	1.094%, 01/29/09 (k) (n)	101

	(Cost $270)	271

SHARES

	Investment Company — 91.9%
31,288	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (m) (Cost $31,288)	31,288

	Total Short-Term Investments (Cost $31,558)	31,559

	Total Investments — 109.9% (Cost $38,012)	37,429
	Liabilities in Excess of Other Assets — (9.9)%	(3,384)

	NET ASSETS — 100.0%	$34,045

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
45	Eurodollar	03/16/09	$11,034	$41
24	30 Year U.S. Treasury Bond	03/20/09	3,060	80
	Short Futures Outstanding
(4)	10 Year U.S. Treasury Note	03/31/09	(484)	(4)
(14)	30 Day Federal Funds	04/30/09	(5,803)	(42)
(14)	30 Day Federal Funds	05/29/09	(5,800)	(44)

				$31

Interest Rate Swaps
		RATE TYPE (r)
		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY		BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE

Deutsche Bank AG, New York		4.159% semi-annually	3 month LIBOR quarterly	08/15/20	$ 1,050	$ (111)
Deutsche Bank AG, New York		3.866% semi-annually	3 month LIBOR quarterly	02/15/25	2,510	(248)
Deutsche Bank AG, New York		4.183% semi-annually	3 month LIBOR quarterly	10/14/38	4,500	(1,018)
Deutsche Bank AG, New York		4.238% semi-annually	3 month LIBOR quarterly	10/23/38	3,000	(718)
						$(2,095)

Credit Default Swaps
		BUY/SELL	FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE

ABX.HE.PENAAA.06.2	Royal Bank of Scotland [1]	Buy	0.110% monthly	05/25/46	$ 1,500	$ 443
ABX.HE.PENAAA.07.2	Royal Bank of Scotland [2]	Sell	0.760% monthly	01/25/38	1,500	(900)
Aetna Inc., 6.625%, 06/15/36	Royal Bank of Scotland	Buy	1.220% quarterly	12/20/13	1,650	36
CDX.EM.10	Deutsche Bank AG, New York [3]	Buy	3.350% semi-annually	12/20/13	1,600	243
CDX.EM.10	Royal Bank of Scotland [4]	Buy	3.350% semi-annually	12/20/13	1,600	243
CDX.NA.HY.11	Deutsche Bank AG, New York [5]	Sell	5.000% quarterly	12/20/13	1,300	(317)
CDX.NA.HY.11	Deutsche Bank AG, New York [6]	Sell	5.000% quarterly	12/20/13	1,600	(407)
CDX.NA.HY.11	Deutsche Bank AG, New York [7]	Sell	5.000% quarterly	12/20/13	800	(204)
CDX.NA.HY.11	Deutsche Bank AG, New York [8]	Sell	5.000% quarterly	12/20/13	800	(204)
CDX.NA.HY.11	Deutsche Bank AG, New York [9]	Sell	5.000% quarterly	12/20/13	800	(204)
CDX.NA.HY.11	Deutsche Bank AG, New York [10]	Sell	5.000% quarterly	12/20/13	1,000	(243)
CDX.NA.HY.11	Deutsche Bank AG, New York [11]	Sell	5.000% quarterly	12/20/13	950	(231)
CDX.NA.HY.11	Deutsche Bank AG, New York [12]	Sell	5.000% quarterly	12/20/13	1,550	(392)
CDX.NA.IG.11	Deutsche Bank AG, New York [13]	Sell	1.500% quarterly	12/20/13	2,900	(102)
CDX.NA.IG.HVOL.11	Deutsche Bank AG, New York [14]	Sell	3.850% quarterly	12/20/13	5,000	(248)
CDX.NA.IG.HVOL.11	Goldman Sachs Capital Management [15]	Sell	3.850% quarterly	12/20/13	2,500	(124)
Wells Fargo & Co., 3.716%, 10/28/15	Royal Bank of Scotland	Buy	1.400% quarterly	12/20/13	550	4
						$(2,607)

[1] Premiums paid of $277.
[2] Premiums received of $808.
[3] Premiums paid of $327.
[4] Premiums paid of $287.
[5] Premiums received of $250.
[6] Premiums received of $346.
[7] Premiums received of $188.
[8] Premiums received of $215.
[9] Premiums received of $222.
[10] Premiums received of $212.
[11] Premiums received of $202.
[12] Premiums received of $269.
[13] Premiums received of $66.
[14] Premiums received of $226.
[15] Premiums received of $88.

Price Lock Swaps
			TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE

Deutsche Bank AG, New York (†)	U.S. Treasury Bond, 4.500%, 05/15/38	$ 103.688	12/12/08	$ 7,170	$ 1,119
Deutsche Bank AG, New York (†)	U.S. Treasury Bond, 8.750%, 08/15/20	138.688	12/12/08	1,255	116
					$ 1,235
(†) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2008.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30
Aggregate gross unrealized depreciation	(613)

Net unrealized appreciation/depreciation	$(583)

Federal income tax cost of investments	$38,012

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan Strategic Income Opportunities Fund
Level 1 - Quoted prices	$ 31,524	$ 120	$ (90)
Level 2 - Other significant observable inputs	5,905	1,470	(2,736)
Level 3 - Significant unobservable inputs	-	-	-
Total	$ 37,429	$ 1,590	$ (2,826)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited) (Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 97.8%
	Corporate Bonds — 2.5%
	Consumer Finance — 0.5%
100	Ford Motor Credit Co. LLC, VAR, 7.569%, 01/13/12	44

	Containers & Packaging — 0.5%
100	Constar International, Inc., VAR, 5.524%, 02/15/12	45

	Electronic Equipment & Instruments — 0.4%
49	Sanmina-SCI Corp., VAR, 5.569%, 06/15/10 (e)	42

	Hotels, Restaurants & Leisure — 0.5%
100	Seminole Hard Rock Entertainment, Inc., VAR, 5.319%, 03/15/14 (e)	53

	Road & Rail — 0.4%
100	Quality Distribution LLC/QD Capital Corp., VAR, 9.253%, 01/15/12 (i)	35

	Semiconductors & Semiconductor Equipment — 0.2%
100	Spansion, Inc., VAR, 5.935%, 06/01/13 (e)	21

	Total Corporate Bonds (Cost $535)	240

	Municipal Bonds — 81.8% (t)
	Arizona — 14.2%
	Arizona School Facilities Board, State School Trust,
300	Rev., AMBAC, 5.000%, 07/01/18	296
200	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	230
190	City of Phoenix, Series A, GO, 6.250%, 07/01/17	222
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	525
90	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	80

		1,353

	Arkansas — 4.2%
245	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	233
170	City of Fayetteville, Sales & Use Tax, Rev., FSA, 4.250%, 11/01/15	165

		398

	Colorado — 3.4%
250	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	220
100	Platte River Power Authority, Series EE, Rev., 5.250%, 06/01/10	105

		325

	Delaware — 4.6%
160	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 07/01/17	142
270	Delaware Transportation Authority Motor Fuel Tax Revenue, Rev., MBIA, 5.000%, 07/01/13	292

		434

	Florida — 1.1%
100	Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, MBIA-RE, FGIC, 5.000%, 11/01/11	105

	Georgia — 0.9%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	87

	Kansas — 5.5%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 04/01/16	205
300	City of Wichita, Water & Sewer Utilities, Rev., MBIA-RE, FGIC, 5.000%, 10/01/13	316

		521

	Louisiana — 1.5%
140	St Bernard Parish Home Mortgage Authority, Single Family Mortgage,, Rev., GNMA/FNMA/FHLMC, 5.800%, 09/01/17	142

	Massachusetts — 6.2%
145	Commonwealth of Massachusetts, Consolidated Loan, Series B, GO, 5.750%, 06/01/10	153
300	Massachusetts Bay Transportation Authority, Series B, Rev., MBIA, 5.500%, 07/01/28	309
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/15	127

		589

	Minnesota — 1.7%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	167

	Missouri — 5.2%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., FSA, 5.250%, 07/01/25	398
100	Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	95

		493

	New Hampshire — 1.1%
100	City of Manchester, School Facilities, Rev., MBIA, 5.500%, 06/01/27	104

	New Jersey — 4.8%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., MBIA, 5.250%, 07/01/24	297
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/17	164

		461

	New Mexico — 0.8%
90	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-D-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 07/01/17	81

	New York — 5.3%
115	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VAR, 5.250%, 02/01/11	118
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., MBIA, 5.000%, 10/01/15	209
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	176

		503

	North Carolina — 3.7%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13	75
300	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	282

		357

	Ohio — 2.5%
100	Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 01/02/09	91
200	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	146

		237

	Oklahoma — 0.9%
100	Chickasawa Nation, Health Systems, Rev., 5.375%, 12/01/17 (e)	85

	Pennsylvania — 0.7%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	69

	Puerto Rico — 2.1%
200	Children’s Trust Fund, Asset-Backed Bonds, Rev., 5.000%, 05/15/09	200

	Rhode Island — 0.9%
85	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.650%, 01/02/09	82

	Texas — 8.4%
95	Austin Independent School District, Series B, GO, PSF-GTD, 5.000%, 08/01/15	103
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	184
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	328
200	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	188

		803

	Wisconsin — 2.1%
200	Wisconsin Health & Education Facilities, 4.420%, 10/01/27 (i)	198

	Total Municipal Bonds (Cost $8,410)	7,794

	Loan Participations & Assignments — 13.5%
	Airlines — 0.7%
	Delta Airlines, Inc., 1st Lien Term Loan,
5	4.850%, 04/30/14	4
94	5.500%, 04/30/14	59

		63

	Automobiles — 0.2%
50	Ford Motor Co., Term Loan B, 4.430%, 12/15/13	20

	Chemicals — 0.4%
100	Lyondell Chemical Co., U.S. Tranche B1 Dollar Term Loan, 7.000%, 12/20/14	42

	Diversified Telecommunication Services — 1.0%
123	Time Warner Telecom, Term Loan B, 3.440%, 10/12/13	95

	Electrical Equipment — 0.7%
	Baldor Electric Co., Term Loan,
42	3.188%, 01/30/14	34
41	5.250%, 01/30/14	33

		67

	Food Products — 1.2%
125	WM. Wrigley Jr. Co. Term Loan, (Germany), Zero Coupon, 10/06/14	116

	Health Care Providers & Services — 3.7%
	Community Health Systems, Inc., Term Loan,
7	4.017%, 07/25/14	5
43	4.446%, 07/25/14	32
3	5.367%, 07/25/14	2
4	5.973%, 07/25/14	3
149	HCA, Inc., Term Loan B, 6.012%, 11/18/13	111
10	IASIS Healthcare Corp., Letter of Credit, 1.801%, 03/14/14	8
113	IASIS Healthcare Corp., Term Loan, 3.431%, 03/14/14	84
	Vanguard Health Holding Co., Replacement Term Loan,
52	3.686%, 09/23/11	43
72	6.012%, 09/23/11	60

		348

	Household Products — 0.9%
	Spectrum Brands, Inc., Term Loan B,
11	5.768%, 03/30/13	6
12	6.149%, 03/30/13	7
90	7.500%, 03/30/13	55
34	8.320%, 03/30/13	20

		88

	Independent Power Producers & Energy Traders — 2.8%
124	Calpine Corp., 1st Priority Lien, 6.645%, 03/29/14	87
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit, 3.662%, 02/01/13	37
90	NRG Energy, Inc. (Opco), Term Loan B, 5.262%, 02/01/13	75
	TXU Corp., Initial Tranche B-3 Term Loan,
99	6.302%, 10/10/14	67
1	7.262%, 10/10/14	1

		267

	IT Services — 0.2%
	First Data Corp., Initial Tranche B3,
23	5.948%, 09/24/14	16
2	6.512%, 09/24/14	1

		17

	Semiconductors & Semiconductor Equipment — 0.6%
99	Freescale Semiconductor, Inc., Term Loan, 3.930%, 11/29/13	56

	Textiles, Apparel & Luxury Goods — 1.1%
136	Polymer Group, Inc., Term Loan B, 5.730%, 11/22/12	102

	Total Loan Participations & Assignments (Cost 1,691)	1,281

	Total Long-Term Investments (Cost $10,636)	9,315

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
80	JPMorgan Tax Free Money Market Fund, Institutional Class Shares (b) (Cost $80)	80

	Total Investments — 98.6% (Cost $10,716)	9,395

	Other Assets in Excess of Liabilities — 1.4%	131

	NET ASSETS — 100.0%	$9,526

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
MBIA	—	Municipal Bond Insurance Association Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue Bond
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31
Aggregate gross unrealized depreciation	(1,352)

Net unrealized appreciation/depreciation	($1,321)

Federal income tax cost of investments	$10,716

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 80	$ -
Level 2 - Other significant observable inputs	9,315	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 9,395	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 94.0%
	Alabama — 0.2%
6,600	Birmingham Medical Clinic Board, University of Alabama Health Services Foundation, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	6,600
10,890	Birmingham Waterworks & Sewer Board, Rev., VRDO, BHAC-CR, FSA, LIQ: Citigroup Financial Products, 1.210%, 12/04/08	10,890
13,500	Columbia IDB, PCT, Alabama Power Co. Project, Series C, Rev., VRDO, 1.050%, 12/01/08	13,500
9,950	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	9,950
3,410	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 1.300%, 12/01/08	3,410
4,000	Selma IDB, Specialty Minerals Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.000%, 12/04/08	4,000

		48,350

	Alaska — 0.4%
	Alaska Housing Finance Corp.,
33,880	Series B, Rev., VRDO, 0.600%, 12/01/08	33,880
84,870	Series D, Rev., VRDO, 0.600%, 12/05/08	84,870
10,270	Series PZ-126, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.050%, 12/05/08	10,270
680	City of Valdez, BP Pipelines, Inc. Project, Rev., VRDO, 1.250%, 12/01/08	680
1,000	City of Valdez, ExxonMobil Project, Rev., VRDO, 0.530%, 12/01/29	1,000
	City of Valdez, Marine Term Refunding Balance Exxon Pipeline Co. Project,
300	Series A, Rev., VRDO, 1.250%, 12/01/08	300
400	Series B, Rev., VRDO, 1.250%, 12/01/08	400

		131,400

	Arizona — 1.2%
	Apache County IDA, Tucson Electric Power Co.,
24,200	Series 83-A, Rev., VRDO, LOC: ABN Amro Bank N.V., 0.650%, 12/03/08	24,200
57,600	Series 83-B, Rev., VRDO, LOC: Bank Of New York, 0.850%, 12/03/08	57,600
10,500	Series 83-C, Rev., VRDO, LOC: Bank Of New York, 0.650%, 12/03/08	10,500
7,700	Apache County IDA, Tucson Electric Power Co., Springville, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.650%, 12/03/08	7,700
72,895	Arizona Health Facilities Authority, Series E, Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.000%, 12/05/08	72,895
39,365	Dexia Credit Local Certificates Trust, Series 2008-064, GO, VRDO, LIQ: Dexia Credit Local, 1.940%, 12/04/08	39,365
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	7,160
7,500	Maricopa County Industrial Development Authority, Rev., VRDO, LOC: U.S. Bank N.A., 0.900%, 12/04/08	7,500
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.100%, 12/01/08	2,000
10,770	Pima County, Series PZ-195, GO, VRDO, FGIC, LIQ: Wells Fargo Bank N.A., 1.040%, 12/05/08	10,770
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.850%, 12/03/08	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.850%, 12/03/08	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 4.500%, 12/04/08	25,585
6,025	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series ROCS-RR-II-R-12029, Rev., VRDO, LIQ: Citigroup Financial Products, 1.070%, 12/04/08	6,025
	Salt Verde Financial Corp.,
15,900	Series ROCS-RR-II-R-11258, Rev., VRDO, LIQ: Citibank N.A., 1.330%, 12/04/08	15,900
21,770	Series ROCS-RR-II-R-11260, Rev., VRDO, LIQ: Citibank N.A., 1.330%, 12/04/08	21,770
7,865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.300%, 12/04/08	7,865

		360,335

	Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VRDO, LOC: Bank Of New York, 1.150%, 12/01/08	3,830

	California — 6.1%
2,385	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	2,385
14,200	ABAG Finance Authority for Nonprofit Corps., P-Floats, Series MT 240, Rev., VRDO, LOC: Lloyds TSB Bank plc, LIQ: Merrill Lynch Capital Services, 1.080%, 12/05/08	14,200
	Bay Area Toll Authority,
109,460	Series B, Rev., VRDO, 0.600%, 12/04/08	109,460
15,000	Series B-1, Rev., VRDO, 0.480%, 12/04/08	15,000
60,955	Series C, Rev., VRDO, 0.550%, 12/04/08	60,955
59,180	Series D-2, Rev., VRDO, 0.500%, 12/05/08	59,180
50,000	Series E-1, Rev., VRDO, 0.300%, 12/04/08	50,000
74,300	Series E-2, Rev., VRDO, 0.450%, 12/04/08	74,300
75,000	Series E-3, Rev., VRDO, 0.300%, 12/04/08	75,000
40,550	Series ROCS-RR-II-R-12016, Rev., VRDO, LIQ: Citibank N.A., 1.010%, 12/04/08	40,550
1,900	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Mellon Bank N.A., 1.050%, 12/01/08	1,900
49,625	California Educational Facilities Authority, St. Mary’s, Rev., VRDO, MBIA, LOC: Bank Of America N.A., 0.700%, 12/03/08	49,625
5,200	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank Of America N.A., 0.570%, 12/03/08	5,200
21,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.450%, 12/03/08	21,000
29,100	California Health Facilities Financing Authority, Stanford Hospital, Series B-1, Rev., VRDO, 0.300%, 12/03/08	29,100
	California Housing Finance Agency, Home Mortgage,
4,300	Series K, Rev., VRDO, AMT, 0.900%, 12/01/08	4,300
8,725	Series M, Rev., VRDO, AMT, 0.800%, 12/01/08	8,725
	California Housing Finance Agency, Multi-Family Housing,
5,270	Series A, Rev., VRDO, 0.700%, 12/01/08	5,270
5,370	Series A, Rev., VRDO, AMT, 1.100%, 12/01/08	5,370
40,400	Series C, Rev., VRDO, AMT, 1.100%, 12/01/08	40,400
5,390	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank Of Canada N.A., 1.150%, 12/04/08	5,390
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.050%, 12/03/08	1,610
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric,
24,750	Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.800%, 12/03/08	24,750
13,000	Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.950%, 12/03/08	13,000
11,000	California State University, Series ROCS-RR-II-R-12063, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 1.740%, 12/04/08	11,000
50,000	California State University, EAGLE, Class A, Rev., VRDO, BHAC-CR MBIA, 1.100%, 12/04/08	50,000
	California Statewide Communities Development Authority,
10,595	Series 176, COP, VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 1.900%, 12/04/08	10,595
17,117	Series 2554, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	17,117
17,820	Series ROCS-RR-II-R-10005CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.100%, 12/04/08	17,820
18,905	Series ROCS-RR-II-R-13053CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.150%, 12/04/08	18,905
15,770	Series ROCS-RR-II-R-13057CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.300%, 12/04/08	15,770
47,430	California Statewide Communities Development Authority, EAGLE, Series 2007-0054, Class A, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.330%, 12/04/08	47,430
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VRDO, 0.450%, 12/03/08	3,700
18,000	Series C, Rev., VAR, 1.950%, 05/28/09	18,000
15,000	Series M, Rev., VRDO, 0.450%, 12/03/08	15,000
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	3,420
9,750	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	9,750
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.850%, 12/04/08	3,950
11,600	City of Los Angeles, TRAN, GO, 3.000%, 06/30/09	11,690
1,900	City of Los Angeles, Loans to Lender Program, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 0.800%, 12/01/08	1,900
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	4,800
19,035	City of Los Angeles, Watewater Systems, EAGLE, Class A, Rev., VRDO, MBIA, LIQ: Helaba, 1.180%, 12/04/08	19,035
10,000	Corcoran, Water System Project, COP, VRDO, LOC: Union Bank Of Canada N.A., 0.800%, 12/01/08	10,000
	Deutsche Bank Spears/Lifers Trust Various States,
6,995	Series DB-318, VRDO, Tax Allocation, AMBAC, LIQ: Deutsche Bank A.G., 0.940%, 12/05/08	6,995
15,750	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.930%, 12/05/08	15,750
31,430	East Bay Municipal Utility District, Series ROCS-RR-II-R-12112, Rev., VRDO, FSA-CR, MBIA, LIQ: Citigroup Financial Products, 1.380%, 12/04/08	31,430
11,700	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, Tax Allocation, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	11,700
13,455	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.990%, 12/04/08	13,455
13,840	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, Tax Allocation, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.990%, 12/04/08	13,840
49,500	Golden State Tobacco Securitization Corp., EAGLE, Series 2007-0109, Class A, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 1.110%, 12/04/08	49,500
5,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 12/03/08	5,100
	Irvine Ranch Water District,
68,945	COP, VRDO, 0.750%, 12/03/08	68,945
16,000	Series B, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 0.500%, 12/04/08	16,000
	Los Angeles City & County Unified School District,
54,500	Series A1, GO, TRAN, 4.000%, 12/29/08	54,566
12,000	Series ROCS-RR-II-R-12052, GO, VRDO, FSA, LIQ: Citibank N.A., 1.430%, 12/04/08	12,000
14,550	Los Angeles Community College District, Series ROCS-RR-II-R-12018, GO, VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 1.460%, 12/04/08	14,550
5,565	Los Angeles Department of Water & Power, Series ROCS-RR-II-R-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.180%, 12/04/08	5,565
12,610	Los Angeles Harbor Department, Series PT-3896, Rev., VRDO, FSA-CR, AMBAC, 1.750%, 12/05/08	12,610
39,525	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.130%, 12/04/08	39,525
	Metropolitan Water District of Southern California,
21,000	Series A-1, Rev., VRDO, 1.000%, 12/04/08	21,000
35,800	Series A-2, Rev., VRDO, 0.800%, 12/04/08	35,800
2,200	Series B-3, Rev., VRDO, 0.450%, 12/01/08	2,200
1,650	Series C-2, Rev., VRDO, 0.700%, 12/01/08	1,650
12,785	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Citibank N.A., 0.400%, 12/05/08	12,785
	Puttable Floating Option Tax-Exempt Receipts,
24,990	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.180%, 12/05/08	24,990
31,175	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und Ver, 1.030%, 12/05/08	31,175
8,065	Sacramento County Housing Authority, Series ROCS-RR-II-R-13051CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.100%, 12/04/08	8,065
16,830	San Diego Community College District, Series ROCS-RR-II-R-12197, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 1.380%, 12/04/08	16,830
	San Francisco City & County Airports Commission,
5,760	Series PT-3759, Rev., VRDO, AGC-ICC, MBIA, LIQ: Merrill Lynch Capital Services, 2.000%, 12/05/08	5,760
17,305	Series PT-3898, Rev., VRDO, FSA-CR, MBIA, LIQ: Merrill Lynch Capital Services, 2.250%, 12/05/08	17,305
6,845	San Francisco City & County Housing Authority, Multi-Family Housing, Valencia Gardens, Rev., VRDO, LOC: Citibank N.A., 0.950%, 12/05/08	6,845
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.920%, 12/04/08	1,800
36,065	San Luis Obispo County Financing Authority, Series ROCS-RR-II-R-12015, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.110%, 12/04/08	36,065
3,525	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 1.500%, 12/03/08	3,525
	State of California,
48,000	Series 2652, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 2.750%, 12/04/08	48,000
53,935	Series 2670, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	53,935
45,860	Series B, Sub Series B-1, GO, VRDO, LOC: Bank Of America N.A., 0.500%, 12/03/08	45,860
6,600	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 12/01/08	6,600
13,300	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 12/01/08	13,300
2,300	State of California, EAGLE, Series 2006-0062, Class A, GO, VRDO, BHAC-CR, AMBAC, LIQ: Bayerische Landesbank, 1.110%, 12/04/08	2,300
1,800	State of California, Economic Recovery, Series C-5, GO, VRDO, 0.420%, 12/02/08	1,800
	State of California, Kindergarten/University,
12,825	Series A-4, GO, VRDO, LOC: Citibank N.A., 0.520%, 12/02/08	12,825
5,600	Series B-4, GO, VRDO, LOC: Citibank N.A., 0.500%, 12/04/08	5,600
	State of California, Municipal Securities Trust Receipts,
4,155	Series SGA-54, GO, VRDO, AMBAC, 2.000%, 12/03/08	4,155
1,650	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.930%, 12/04/08	1,650
	University of California,
22,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	22,980
500	Series ROCS-RR-II-R-11253, Rev., VRDO, BHAC-CR, FSA-CR, FGIC, LIQ: Citibank N.A., 1.110%, 12/04/08	500
29,500	Series ROCS-RR-II-R-12068, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.390%, 12/04/08	29,500
9,750	Wells Fargo Stage Trust, Series 29C, COP, VRDO, FSA, LIQ: Wells Fargo & Company, 0.990%, 12/04/08	9,750

		1,862,633

	Colorado — 2.9%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 0.900%, 12/01/08	15,010
15,000	Centerra Metropolitan District No. 1, Rev., VRDO, LOC: Compass Bank, 1.050%, 12/03/08	15,000
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 0.780%, 12/04/08	3,150
	City of Colorado Springs, Utilities, Sub Lien,
1,000	Series A, Rev., VRDO, 0.900%, 12/04/08	1,000
71,950	Series B, Rev., VRDO, 0.850%, 12/05/08	71,950
21,500	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.950%, 12/01/08	21,500
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.700%, 12/01/08	19,400
	Colorado Health Facilities Authority,
17,570	Series MT-023, Rev., VRDO, BHAC, MBIA, LIQ: Svenska Handelsbanken, 0.940%, 12/05/08	17,570
37,000	Series ROCS-RR-II-R-10328CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.040%, 12/04/08	37,000
17,030	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, 1.350%, 12/03/08	17,030
	Colorado Housing & Finance Authority, Multi-Family Housing,
1,885	Series A-4, Class I, Rev., VRDO, 0.950%, 12/03/08	1,885
11,790	Series B-3, Class I, Rev., VRDO, 1.450%, 12/03/08	11,790
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	1,600
215,000	Colorado State Education Loan Program, 1.750%, 08/07/09	215,302
	Denver City & County, Airport,
44,105	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 2.750%, 12/04/08	44,105
4,985	Series ROC II-R-98, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.710%, 12/04/08	4,985
38,800	Sub Series C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.915%, 12/05/08	38,800
74,200	Sub Series G-1, Rev., VRDO, Assured Guaranty Ltd., 2.500%, 12/01/08	74,200
74,300	Sub Series G-2, Rev., VRDO, Assured Guaranty Ltd., 2.500%, 12/01/08	74,300
24,290	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978, Rev., VRDO, FSA-CR, FGIC, LIQ: Merrill Lynch Capital Services, 2.250%, 12/05/08	24,290
50,740	Sheridan Redevelopment Agency, Tax Allocation, Series ROCS-RR-II-R-819CE, VRDO, Tax Allocation, LIQ: Citigroup Financial Products, 1.000%, 12/04/08	50,740
113,700	State of Colorado, Tax and Revenue, GO, TRAN, 3.000%, 06/26/09	114,277

		874,884

	Connecticut — 0.7%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
20,000	Series A-3, Rev., VRDO, AMT, AMBAC, 0.900%, 12/04/08	20,000
47,100	Series B-3, Rev., VRDO, AMBAC, 0.900%, 12/04/08	47,100
16,315	Series B-3, Rev., VRDO, AMT, AMBAC, 1.450%, 12/04/08	16,315
13,515	Series D-1, Rev., VRDO, AMBAC, 0.750%, 12/04/08	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 1.450%, 12/04/08	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.900%, 12/03/08	900
45,000	Connecticut State Health & Educational Facility Authority, University of New Haven, Series H, Rev., VRDO, LOC: Wachovia Bank N.A., 1.120%, 12/01/08	45,000
	Connecticut State Health & Educational Facility Authority, Wesleyan University,
14,000	Series D, Rev., VRDO, 0.650%, 12/03/08	14,000
5,000	Series E, Rev., VRDO, 1.100%, 12/01/08	5,000
15,200	Connecticut State Health & Educational Facility Authority, Yale University, Series Y-3, Rev., VRDO, 0.500%, 12/01/08	15,200
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.990%, 12/04/08 (e)	17,060

		226,590

	Delaware — 0.2%
19,220	Delaware State Health Facilities Authority, Beebe Medical Center Project, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.780%, 12/05/08	19,220
34,180	Kent County De, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	34,180
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 1.000%, 12/04/08	15,000
	University of Delaware,
6,910	Rev., VRDO, 1.500%, 12/01/08	6,910
300	Series B, Rev., VRDO, 1.500%, 12/01/08	300

		75,610

	District of Columbia — 1.5%
	District of Columbia,
72,000	GO, 2.500%, 09/30/09	72,832
38,775	Series D, GO, VRDO, LOC: Dexia Credit Local, 1.900%, 12/01/08	38,775
54,265	Series D, GO, VRDO, LOC: Dexia Credit Local, 1.900%, 12/04/08	54,265
3,050	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/01/08	3,050
6,155	District of Columbia Water & Sewer Authority, EAGLE, Series 2008-0036, Class A, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.400%, 12/04/08	6,155
2,300	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank Of America N.A., 0.970%, 12/04/08	2,300
15,000	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank Of New York, 1.000%, 12/04/08	7,500
19,450	District of Columbia, Multimodal, American University, Rev., VRDO, 1.000%, 12/01/08	19,450
1,875	District of Columbia, National Children’s Center, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	1,875
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.800%, 12/01/08	23,770
2,000	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	2,000
24,000	District of Columbia, The American University, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	24,000
31,000	District of Columbia, The Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.780%, 12/01/08	31,000
16,420	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wachovia Bank N.A., 1.180%, 12/01/08	16,420
27,860	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	27,860
15,290	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	15,290
31,385	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	31,385
13,495	Puttable Floating Option Tax-Exempt Receipts, Series MT-501, Rev., VRDO, BHAC, AMBAC, LIQ: KBC Bank N.V., 1.130%, 12/05/08	13,495
41,305	Washington Convention Center Authority, Series PT-3872, Rev., VRDO, FSA-CR, AMBAC, LIQ: Merrill Lynch Capital Services, 2.210%, 12/05/08	41,305

		447,727

	Florida — 6.9%
45,000	Alachua County Health Facilities Authority, Series 2654, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	45,000
11,150	Alachua County IDA, Florida Rock Industrial Project, Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/01/08	11,150
	Austin Trust Various States, Special Assessment,
13,240	Series 2007-340, VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.030%, 12/05/08	13,240
46,948	Series 2008-346, VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.030%, 12/05/08	46,948
4,600	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	4,600
18,535	Broward County School Board, COP, VRDO, FSA, 0.950%, 12/04/08	18,535
8,860	City of Fort Myers, Series 2077, Rev., VRDO, MBIA, LIQ: Wells Fargo & Company, 0.900%, 12/04/08 (e)	8,860
20,000	City of Gainesville, Series C, Rev., VRDO, 0.850%, 12/01/08	20,000
11,900	City of Jacksonville, Series B, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/04/08	11,900
12,275	City of Lakeland, Southern College Project, Rev., VRDO, LOC: Suntrust Bank, 0.950%, 12/03/08	12,275
10,000	City of Leesburg, The Villages Regional Hospital Project, Rev., VRDO, LOC: Scotiabank, 1.030%, 12/04/08	10,000
28,375	Clipper Tax-Exempt Certificate Trust, Series 2007-27, Rev., VRDO, LIQ: State Street B&T Co., 1.080%, 12/04/08	28,375
16,040	County of Broward, MERLOTS, Series D214, GO, VRDO, 1.350%, 12/03/08	16,040
22,285	County of Orange, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 0.900%, 12/04/08	22,285
8,420	Eclipse Funding Trust, Solar Eclipse, Series 2006-0043, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08 (e)	8,420
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,275	Series 2006-0049, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	11,275
9,945	Series 2007-0045, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.000%, 12/01/08	9,945
9,185	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.800%, 12/04/08	9,185
19,020	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	19,020
8,700	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, MBIA, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	8,700
35,660	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 2.000%, 12/04/08	35,660
6,000	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.100%, 12/04/08	6,000
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	6,350
9,000	Florida Housing Finance Agency, Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 1.250%, 12/05/08	9,000
8,225	Florida Housing Finance Corp., Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.900%, 12/01/08	8,225
	Florida Municipal Power Agency,
15,000	Class C, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	15,000
15,810	Series E, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/01/08	15,810
	Florida State Board of Education,
16,840	Series ROCS-RR-II-R-12024, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.940%, 12/04/08	16,840
31,215	Series ROCS-RR-II-R-12079, GO, VRDO, LIQ: Citibank N.A., 1.060%, 12/04/08	31,215
	Florida State Board of Education, EAGLE,
21,445	Series 2007-0048, Class A, GO, VRDO, LIQ: Citibank N.A., 1.060%, 12/04/08	21,445
29,585	Series 2007-0049, Class A, GO, VRDO, LIQ: Citibank N.A., 1.050%, 12/04/08	29,585
15,000	Florida State Board of Education, Lottery Revenue, EAGLE, Series 2008-0004, Class A, Rev., VRDO, MBIA-RE, FGIC, LIQ: Citigroup Financial Products, 1.040%, 12/04/08 (e)	15,000
32,680	Florida State Board of Education, Municipal Securities Trust Receipts, Series SGA-102, GO, VRDO, LIQ: Societe Generale, 1.000%, 12/01/08 (e)	32,680
50,500	Halifax Hospital Medical Center, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	50,500
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	8,000
4,365	Jacksonville Health Facilities Authority, Series C, Rev., VRDO, FSA, LOC: Bank Of America N.A., 0.900%, 12/01/08	4,365
	JEA, Electric Systems,
28,850	Series 3C-2, Rev., VRDO, 0.700%, 12/04/08	28,850
8,245	Series 3C-4, Rev., VRDO, 0.700%, 12/04/08	8,245
68,460	Series 3D-1, Rev., VRDO, 0.950%, 12/03/08	68,460
32,005	Sub Series D, Rev., VRDO, 0.950%, 12/03/08	32,005
83,300	JEA, Electric Systems, Series 3A, Rev., VRDO, 0.950%, 12/03/08	83,300
7,500	JEA, Energy Systems, Series A, Rev., VRDO, LOC: State Street B&T Co., 0.730%, 12/04/08	7,500
	JEA, Water & Sewer Systems,
15,000	Series A-2, Rev., VRDO, 0.650%, 12/03/08	15,000
9,710	Sub Series B-1, Rev., VRDO, 0.820%, 12/03/08	9,710
	Lee County Hospital Board, Memorial Health System,
39,900	Series A, Rev., VRDO, 2.700%, 12/01/08	39,900
61,505	Series B, Rev., VRDO, LIQ: Suntrust Bank, 2.700%, 12/01/08	61,505
13,190	Lee County Industrial Development Authority, Series A, Rev., VRDO, LOC: Suntrust Bank, 1.250%, 12/03/08	13,190
22,015	Lee Memorial Health System, Series 2713, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	22,015
1,830	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 0.820%, 12/03/08	1,830
7,770	Miami-Dade County, Aviation, Series MT-345, Rev., VRDO, FGIC, LIQ: Svenska Handelsbanken, 1.030%, 12/05/08	7,770
	Miami-Dade County, Aviation, EAGLE,
17,120	Series 2006-0029, Class A, Rev., VRDO, BHAC, FSA-CR, FGIC, LIQ: Helaba, 1.160%, 12/04/08	17,120
59,300	Series 2007-0073, Class A, Rev., VRDO, BHAC-CR, ACG-ICC, XLCA, LIQ: Helaba, 1.240%, 12/04/08	59,300
44,140	Series 2007-0105, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.240%, 12/04/08	44,140
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/03/08	6,700
5,600	Orange County Housing Finance Authority, Multi-Family Housing, Club Eustis, Series B, Rev., VRDO, LOC: Compass Bank, 1.600%, 12/05/08	5,600
7,945	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/05/08	7,945
9,701	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LOC: Nationsbank N.A., LIQ: FHLMC, 1.250%, 12/05/08	9,701
3,720	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/05/08	3,720
48,000	Orange County Industrial Development Authority, Diocese Orlando Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.250%, 12/04/08	48,000
	Orlando & Orange County Expressway Authority,
26,260	Series C-1, Rev., VRDO, FSA, 4.000%, 12/01/08	26,260
49,225	Sub Series B-1, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/04/08	49,225
39,000	Sub Series B-2, Rev., VRDO, LOC: Suntrust Bank, 0.950%, 12/04/08	39,000
129,760	Sub Series B-3, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	129,760
97,620	Sub Series B-4, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	97,620
123,750	Orlando & Orange County Expressway Authority, EAGLE, Series 2007-0081, Class A, Rev., VRDO, BHAC, FSA, LIQ: Citibank N.A., 1.170%, 12/04/08	123,750
7,380	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/05/08	7,380
24,500	Palm Beach County, Pine Crest Preparatory, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	24,500
87,840	Pasco County School Board, Series A, COP, VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	87,840
75,215	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, FSA, 3.500%, 12/04/08	75,215
15,470	Pinellas County Housing Finance Authority, Series MT-009, Rev., VRDO, 1.660%, 12/01/08	15,470
81,725	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.200%, 12/03/08	81,725
21,125	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	21,125
32,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 2.030%, 02/15/09	32,265
12,900	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.000%, 12/04/08	12,900
15,860	Volusia County Health Facilities Authority, Series A, Rev., VRDO, LOC: Suntrust Bank N.A., 0.900%, 12/04/08	15,860
26,945	Volusia County Health Facilities Authority, Series MT-151, Rev., VRDO, AMBAC, LIQ: Helaba, 0.990%, 12/05/08	26,945
3,600	West Orange Healthcare District, Series B, Rev., VRDO, LOC: Suntrust Bank, Central Florida, 1.120%, 12/01/08	3,600

		2,113,374

	Georgia — 3.0%
10,000	Albany-Dougherty County Hospital Authority, Class A, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/01/08	10,000
12,500	Athens-Clarke County Unified Government Development Authority, Piedmont College Project, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	12,500
5,235	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 1.200%, 12/04/08	5,235
1,400	Bartow County Development Authority, Georgia Power Co., Bowen, Second Series, Rev., VRDO, 1.000%, 12/01/08	1,400
22,695	Camden County Public Service Authority, Marys Project, Rev., VRDO, Assured Guaranty Ltd., 0.950%, 12/01/08	22,695
11,550	Carrollton Housing Authority, Magnolia Lake Aparments Project, Rev., VRDO, LOC: Suntrust Bank, 1.250%, 12/03/08	11,550
62,660	City of Atlanta, EAGLE, Class A, Rev., VRDO, BHAC, FSA, LIQ: Helaba, 1.160%, 12/04/08	62,660
10,000	Clayton County Hospital Authority, Series B, Rev., VRDO, LOC: Suntrust Bank, Atlanta, 1.000%, 12/03/08	10,000
14,300	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VRDO, LOC: RBC Centura Bank, 1.000%, 12/03/08	14,300
32,670	Cobb County Housing Authority, Multi-Family Housing, Series ROCS-RR-II-R-10257CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.110%, 12/04/08	32,670
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	3,400
8,980	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/01/08	8,980
28,710	De Kalb County Housing Authority, Multi-Family Housing, Series ROCS-RR-II-R-13002CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.140%, 12/04/08	28,710
8,860	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.180%, 12/04/08	8,860
11,845	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.180%, 12/04/08	11,845
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.950%, 12/01/08	10,735
23,415	DeKalb Newton & Gwinnett Counties Joint Development Authority, GPC Real Estate Student I, Rev., VRDO, LOC: Wachovia Bank N.A., 1.200%, 12/04/08	23,415
15,245	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	15,245
21,500	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	21,500
9,950	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	9,950
700	Fulton County Development Authority, Arthritis Foundation, Inc. Project, Rev., VRDO, LOC: Suntrust Bank, Atlanta, 1.000%, 12/03/08	700
9,085	Fulton County Development Authority, Georgia Tech Facilities Project, Series C, Rev., VRDO, 1.800%, 05/07/09	9,085
	Fulton County Development Authority, Robert W. Woodruff Arts Center,
51,780	Rev., VRDO, LIQ: Bank Of America N.A., 0.650%, 12/04/08	51,780
20,800	Series B, Rev., VRDO, LIQ: Suntrust Bank, 1.000%, 12/03/08	20,800
7,060	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	7,060
12,990	Fulton County Development Authority, Woodward Academy, Inc. Project, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/01/08	12,990
21,225	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	21,225
5,330	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/04/08	5,330
5,671	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 1.050%, 12/03/08	5,671
38,790	Gwinnett County Hospital Authority, Series B, Rev., VRDO, FSA, 2.000%, 12/03/08	38,790
9,450	Gwinnett County Water & Sewerage Authority, Series A, Rev., VRDO, 1.050%, 12/03/08	9,450
14,035	Gwinnett County Water & Sewerage Authority, MERLOTS, Series K15, Rev., VRDO, 1.350%, 12/03/08	14,035
16,640	Henry County Water & Sewer Authority, EAGLE, Class A, Rev., VRDO, BHAC, FSA-CR, MBIA, LIQ: Helaba, 1.160%, 12/04/08	16,640
30,910	La Grange Development Authority, Rev., VRDO, LOC: Suntrust Bank, 0.900%, 12/04/08	30,910
600	Marietta Housing Authority, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.240%, 12/03/08	600
16,000	Medical Center Hospital Authority, Series ROCS-RR-II-R-10330CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.090%, 12/04/08	16,000
18,605	Metropolitan Atlanta Rapid Transit Authority, Series SG-57, Rev., VRDO, AMBAC, LIQ: Societe Generale, 1.550%, 12/03/08	18,605
	Private Colleges & Universities Authority, Emory University,
59,430	Series B, Rev., VRDO, 0.400%, 12/01/08 (p)	59,430
64,975	Series B-1, Rev., VRDO, 0.400%, 12/04/08	64,975
7,200	Series B-2, Rev., VRDO, 0.450%, 12/04/08	7,200
32,735	Puttable Floating Option Tax-Exempt Receipts, Series MT-507, Rev., VRDO, LIQ: Helaba, 1.610%, 12/05/08	32,735
35,000	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: UBS AG, 1.150%, 12/03/08	35,000
17,245	Savannah Economic Development Authority, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	17,245
54,569	State of Georgia, Series H-2, GO, VRDO, 1.900%, 12/04/08	54,569
15,710	Valdosta & Lowndes County, South Georgia Medical Center Project, Rev., VRDO, FSA, 1.000%, 12/04/08	15,710
15,000	Wayne County Industrial Development Authority, Rayonier Project, Rev., VRDO, LOC: Suntrust Bank, Atlanta, 1.250%, 12/03/08	15,000
11,000	Winder-Barrow County Joint Development Authority, Republic Services Inc. Project, Rev., VRDO, LOC: Suntrust Bank, 1.250%, 12/03/08	11,000

		918,185

	Hawaii — 0.6%
	Eclipse Funding Trust, Solar Eclipse, Honalulu,
13,930	Series 2006-0096, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	13,930
9,400	Series 2006-0123, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	9,400
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 0.900%, 12/04/08	19,485
79,200	Hawaii State Department of Budget & Finance, EAGLE, Series 2007-0034, Class A, Rev., VRDO, AGC-ICC, FGIC, LIQ: Citibank N.A., 1.420%, 12/04/08	79,200
12,597	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank Of Canada N.A., 1.300%, 12/01/08	12,597
14,225	University of Hawaii, Series PZ-193, Rev., VRDO, MBIA, LIQ: Wells Fargo Bank N.A., 1.050%, 12/05/08	14,225
19,800	University of Hawaii, EAGLE, Series 2007-0809, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.150%, 12/04/08	19,800

		168,637

	Idaho — 0.6%
	Idaho Housing & Finance Association, Single Family Mortgage,
11,490	Series A, Class I, Rev., VRDO, 1.300%, 12/03/08	11,490
13,460	Series B, Class 1, Rev., VRDO, 1.300%, 12/03/08	13,460
8,425	Series C, Rev., VRDO, 1.700%, 12/03/08	8,425
9,920	Series C, Class I, Rev., VRDO, 1.700%, 12/03/08	9,920
10,100	Series D, Class I, Rev., VRDO, 1.700%, 12/03/08	10,100
15,000	Series D-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 1.300%, 12/03/08	15,000
17,035	Series F, Class I, Rev., VRDO, 1.300%, 12/03/08	17,035
5,995	Series F-1, Class 1, Rev., VRDO, 1.700%, 12/03/08	5,995
	Idaho Housing & Finance Association, Single Family Mortgage,
10,040	Series D, Class I, Rev., VRDO, 1.300%, 12/03/08	10,040
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 1.300%, 12/03/08	22,000
10,130	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 1.000%, 12/04/08	10,130
55,500	State of Idaho, TRAN, GO, 3.000%, 06/30/09	55,812

		189,407

	Illinois — 2.8%
	Chicago O’Hare International Airport,
15,340	Series ROCS-RR-II-R-10331, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.240%, 12/04/08 (e)	15,340
21,135	Series ROCS-RR-II-R-11430, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.630%, 12/04/08	21,135
26,765	Series ROCS-RR-II-R-12059, Rev., VRDO, FSA-CR, FGIC, LIQ: Citigroup Financial Products, 1.640%, 12/04/08	26,765
31,680	Series ROCS-RR-II-R-12116, Rev., VRDO, FSA-CR, FGIC, LIQ: Citigroup Financial Products, 1.640%, 12/04/08	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 1.000%, 12/03/08	2,500
5,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.900%, 12/01/08	5,000
9,655	Chicago O’Hare International Airport, Macon Trust, Series A, Rev., VRDO, MBIA, 3.740%, 12/04/08	9,655
	City of Chicago,
20,000	Sub Series 04-1, Rev., VRDO, LOC: California Public Employees Retirement Fund, 0.650%, 12/03/08	20,000
10,000	Sub Series 04-2, Rev., VRDO, LOC: California Public Employees Retirement Fund, 0.650%, 12/03/08	10,000
34,730	City of Chicago, Multi-Family Housing, Series ROCS-RR-II-R-13040CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.190%, 12/04/08	34,730
5,755	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/04/08	5,755
17,500	Cook County, Series S, GO, 3.000%, 08/03/09	17,664
	Deutsche Bank Spears/Lifers Trust Various States,
23,025	Series DB-300, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	23,025
21,590	Series DB-309, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 0.980%, 12/05/08	21,590
14,675	Series DB-322, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	14,675
11,035	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	11,035
5,235	Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 0.980%, 12/05/08	5,235
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,280	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.020%, 12/05/08	9,280
10,365	Series 2006-0131, GO, VRDO, FSA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	10,365
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,495	Series 2006-0098, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	27,495
41,495	Series 2006-0104, GO, VRDO, AMBAC-TCRS-Bank of New York, LIQ: U.S. Bank N.A., 1.000%, 12/01/08 (e)	41,495
51,845	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	51,845
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.950%, 12/04/08	4,300
3,900	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.950%, 12/04/08	3,900
	Illinois Finance Authority,
13,220	Series 2711, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	13,220
7,685	Series PT-3029, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 3.410%, 12/05/08	7,685
17,055	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 1.900%, 04/01/09	17,055
28,705	Illinois Finance Authority, Alexian Brothers Health System, Series C, Rev., VRDO, FSA, 1.000%, 12/05/08	28,705
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, LOC: Sovereign Bank, 0.900%, 12/04/08	11,380
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	3,286
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.810%, 12/03/08	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	8,500
24,625	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-1, Rev., VRDO, 0.800%, 12/04/08	24,625
33,225	Illinois Finance Authority, Northwestern University, Sub Series A, Rev., VRDO, 0.350%, 12/03/08	33,225
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FNMA, LIQ: FHLMC, 1.300%, 12/01/08	10,000
3,065	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 1.200%, 12/01/08	3,065
8,359	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.400%, 12/04/08	8,359
23,740	Illinois Finance Authority, Vincent De Paul Project, Series A, Rev., VRDO, 0.450%, 12/03/08	23,740
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 1.000%, 12/03/08	10,175
10,200	Series A-3, Rev., VRDO, AMT, 1.199%, 12/03/08	10,200
7,500	Series C-3, Rev., VRDO, AMT, 1.050%, 12/01/08	7,500
	Illinois State Toll Highway Authority,
79,700	Series B, Rev., VRDO, FSA, 2.750%, 12/04/08	79,700
6,025	Jackson-Union Counties Regional Port District, Rev., VRDO, LOC: Wachovia Bank N.A., 5.000%, 12/05/08	6,025
7,860	Joliet Regional Port District, Exxon Project, Rev., VRDO, 0.530%, 12/02/08	7,860
2,105	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 1.500%, 12/04/08	2,105
	Metropolitan Pier & Exposition Authority,
27,950	Series ROCS-RR-II-R-10300, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.230%, 12/04/08	27,950
47,895	Series ROCS-RR-II-R-12031, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.290%, 12/04/08	47,895
18,300	University of Illinois, Health Services Facilities Authority, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.950%, 12/03/08	18,300

		865,019

	Indiana — 1.5%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank Of America N.A., 1.220%, 12/01/08	5,000
23,720	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	23,720
9,580	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	9,580
13,710	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	13,710
25,940	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 2.000%, 12/04/08	25,940
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,420	Series 2006-0092, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	17,420
14,560	Series 2006-0100, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	14,560
21,510	Series 2006-0138, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/05/08	21,510
10,000	Indiana Bond Bank, Advance Funding Program Notes, Series A, Rev., 3.000%, 01/30/09	10,015
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
39,455	Series A-1, Rev., VRDO, 0.450%, 12/03/08	39,455
90,025	Series A-2, Rev., VRDO, 0.400%, 12/03/08	90,025
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	2,385
15,130	Indiana Municipal Power Agency Supply System, Series ROCS-RR-II-R-11232, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.160%, 12/04/08	15,130
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank Of Scotland, 0.800%, 12/01/08	6,900
	Indiana State Finance Authority, Trinity Health,
21,000	Series D-1, Rev., VRDO, 0.650%, 12/05/08	21,000
21,250	Series D-2, Rev., VRDO, 0.650%, 12/05/08	21,250
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 1.000%, 12/01/08 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 1.000%, 12/03/08	18,600
48,650	Purdue University, Student Facility Systems, Series C, Rev., VRDO, 0.400%, 12/05/08	48,650
	Reis Hospital and Health Care Service, Inc., Reid Hospital Project,
21,910	Series B, Rev., VRDO, FSA, 3.600%, 12/03/08	21,910
25,750	Series C, Rev., VRDO, FSA, 3.600%, 12/03/08	25,750
19,275	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.990%, 12/04/08	19,275

		474,685

	Iowa — 0.7%
18,610	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	18,610
	Iowa Finance Authority, Iowa Health System,
68,125	Series B-1, Rev., VRDO, AMBAC, 1.750%, 12/01/08	68,125
68,125	Series B-2, Rev., VRDO, AMBAC, 1.750%, 12/01/08	68,125
	Iowa Finance Authority, Single Family Mortgage,
5,900	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 1.050%, 12/04/08	5,900
12,000	Series F, Rev., VRDO, AMT, GNMA/FNMA, LIQ: State Street Bank, 1.050%, 12/04/08	12,000
20,500	Series H, Rev., VRDO, AMT, GNMA/FNMA, 1.050%, 12/04/08	20,500
7,450	Series I, Rev., VRDO, GNMA/FNMA COLL, 1.050%, 12/04/08	7,450

		200,710

	Kansas — 0.4%
	Kansas State Department of Transportation, Highway,
36,775	Series A-4, Rev., VRDO, 2.000%, 12/01/08	36,775
15,385	Series B-1, Rev., VRDO, 0.700%, 12/01/08	15,385
18,430	Series B-2, Rev., VRDO, 0.700%, 12/01/08	18,430
50,000	Series C-2, Rev., VRDO, 0.800%, 12/01/08	50,000
2,000	Series ROCS-RR-II-R-10084, Rev., VRDO, LIQ: Citibank N.A., 0.500%, 12/04/08	2,000
9,780	Overland Park, Series SG-155, GO, VRDO, 0.900%, 12/04/08	9,780

		132,370

	Kentucky — 2.4%
11,785	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 1.060%, 12/03/08	11,785
5,915	Clipper Tax-Exempt Certificate Trust, Series 2005-35, Rev., VRDO, AMT, 1.150%, 12/04/08	5,915
17,000	County of Allen, Camp Courageous Project, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	17,000
16,600	County of Carroll, North American Stainless Project, Series N, Rev., VRDO, LOC: Lasalle Bank N.A., 1.200%, 12/01/08	16,600
13,880	Kentucky Asset Liability Commission, Series ROCS-RR-RR-R-10309CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.020%, 12/04/08	13,880
	Kentucky Housing Corp.,
10,300	Series F, Rev., VRDO, AMT, 1.600%, 12/05/08	10,300
21,375	Series H, Rev., VRDO, AMT, 1.600%, 12/05/08	21,375
21,000	Series M, Rev., VRDO, AMT, 1.600%, 12/05/08	21,000
	Kentucky Public Energy Authority,
164,467	Series A, Rev., VRDO, 0.920%, 12/01/08	164,467
225,335	Series A-1, Rev., VRDO, 0.950%, 12/01/08	225,335
197,835	Series A-2, Rev., VRDO, 0.950%, 12/01/08	197,835
28,335	Louisville & Jefferson County, Metropolitan Sewer District, EAGLE, Series 2006-0053, Class A, Rev., VRDO, BHAC, FSA-CR, FGIC, LIQ: Citibank N.A., 1.160%, 12/04/08	28,335

		733,827

	Louisiana — 0.7%
13,257	Bank of New York Municipal Certificates Trust, Series BNY-2, Rev., VRDO, 1.150%, 12/04/08	13,257
13,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	13,600
130,000	Lake Charles Harbor & Terminal District, Lake Charles Cogeneration Project, Rev., VAR, 2.250%, 12/29/08	130,000
25,000	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/01/08	25,000
	Parish of East Baton Rouge, Exxon Corp. Project,
3,600	Rev., VRDO, 0.480%, 12/01/08	3,600
8,050	Rev., VRDO, 0.530%, 12/02/08	8,050
	Plaquemines Port Harbor & Terminal District, International Marine Terminal Project,
10,000	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 2.200%, 03/15/09	10,000
15,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.200%, 03/15/09	15,000

		218,507

	Maine — 0.4%
8,600	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank Of America N.A., 1.100%, 12/01/08	8,600
17,025	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, FSA, 6.100%, 12/05/08	17,025
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VRDO, AMT, 1.100%, 12/04/08	9,000
12,100	Series C-3, Rev., VRDO, AMT, 1.270%, 12/04/08	12,100
15,500	Series D-3, Rev., VRDO, AMT, 1.050%, 12/04/08	15,500
17,125	Series G, Rev., VRDO, AMT, 1.050%, 12/04/08	17,125
55,445	State of Maine, GO, 2.500%, 06/17/09	55,703

		135,053

	Maryland — 2.2%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.950%, 12/03/08	23,825
10,600	Maryland Health & Higher Educational Facilities Authority, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.950%, 12/04/08	10,600
29,130	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series B, Rev., VRDO, 0.300%, 12/03/08	29,130
49,500	Maryland Health & Higher Educational Facilities Authority, Mercy Medical Center, Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/01/08	49,500
25,970	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank Of America N.A., 0.880%, 12/04/08	25,970
10,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	10,000
16,000	Maryland Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	16,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.250%, 12/01/08	11,700
27,160	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	27,160
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.850%, 12/03/08	6,400
	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential,
16,900	Series C, Rev., VRDO, AMT, 0.850%, 12/04/08	16,900
20,000	Series C, Rev., VRDO, AMT, 1.000%, 12/04/08	20,000
18,000	Series I, Rev., VRDO, AMT, 0.980%, 12/04/08	18,000
57,600	Series J, Rev., VRDO, AMT, 0.850%, 12/04/08	57,600
3,135	Maryland State Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.150%, 12/03/08	3,135
	Maryland State Economic Development Corp., Constellation Energy,
64,500	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.000%, 12/04/08	64,500
45,125	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.000%, 12/04/08	45,125
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	9,865
15,000	Maryland State Energy Financing Administration Industrial Development Revenue, Rev., VRDO, LOC: Suntrust Bank, 1.250%, 12/03/08	15,000
22,510	Maryland State Stadium Authority Lease Revenue, Rev., VRDO, 3.500%, 12/03/08	22,510
22,690	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VRDO, LOC: State Street B&T Co., 1.050%, 12/04/08	22,690
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakland Apartments, Issue I, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/05/08	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/05/08	53,365
10,000	State of Maryland, Capital Improvements, State & Local Facilities, Series A, GO, 5.250%, 03/01/09	10,072
	Washington Suburban Sanitation District,
12,350	Series A, BAN, GO, VRDO, 0.950%, 12/03/08	12,350
8,100	Series A, BAN, GO, VRDO, 1.000%, 12/01/08	8,100
5,700	Series A, BAN, GO, VRDO, 1.000%, 12/03/08	5,700
59,000	Series A-7, BAN, GO, VRDO, 0.950%, 12/03/08	59,000
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 1.000%, 12/03/08	5,100

		686,947

	Massachusetts — 3.8%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/03/08	6,030
16,480	City of Boston, Mass. Water & Sewer Commission, Series SG-75, Rev., VRDO, 1.540%, 12/05/08 (e)	16,480
49,190	Clipper Tax-Exempt Certificate Trust, Series 2007-48, Rev., VRDO, LIQ: State Street B&T Co., 1.080%, 12/04/08	49,190
17,200	Commonwealth of Massachusettes, Central Artery, Series A, GO, VRDO, 1.000%, 12/01/08	17,200
	Commonwealth of Massachusetts,
22,930	Series 2502, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	22,930
26,945	Series A, GO, VRDO, 0.800%, 12/03/08	26,945
1,000	Series B, GO, VRDO, 0.950%, 12/01/08	1,000
45,975	Series C, GO, VRDO, 0.650%, 12/04/08	45,975
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.020%, 12/04/08	13,795
31,080	Series 2007-0032, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.020%, 12/04/08	31,080
140,000	Macon Trust, Various States, Series 2007-344, Rev., VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.140%, 12/04/08	140,000
83,485	Massachusetts Bay Transportation Authority, MERLOTS, Series B35, Rev., VRDO, 1.350%, 12/03/08	83,485
5,750	Massachusetts Bay Transportation Authority, Specail Assessment, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 1.000%, 12/03/08 (e)	5,750
33,835	Massachusetts Development Finance Agency, Series ROCS-RR-II-R-12115, Rev., VRDO, BHAC, LIQ: Citigroup Financial Products, 1.200%, 12/04/08	33,835
	Massachusetts Development Finance Agency, Boston University,
21,600	Series U5A, Rev., VRDO, LOC: RBS Citizens N.A., 0.600%, 12/01/08	21,600
15,000	Series U5B, Rev., VRDO, LOC: RBS Citizens N.A., 0.740%, 12/02/08	15,000
11,450	Series U6A, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	11,450
7,000	Series U6B, Rev., VRDO, LOC: Allied Irish Bank plc, 0.740%, 12/02/08	7,000
28,800	Series U6C, Rev., VRDO, LOC: Allied Irish Bank plc, 0.600%, 12/01/08	28,800
2,000	Series U6D, Rev., VRDO, LOC: Allied Irish Bank plc, 0.600%, 12/01/08	2,000
3,400	Massachusetts Development Finance Agency, Dana Hall School, Rev., VRDO, LOC: Sovereign Bank, 1.030%, 12/04/08	3,400
69,165	Massachusetts Development Finance Agency, Harvard University, Series B-2, Rev., VRDO, 0.400%, 12/04/08	69,165
	Massachusetts Development Finance Agency, Higher Education, Smith College,
28,403	Rev., VRDO, 0.350%, 12/04/08	28,403
26,600	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	26,600
13,860	Massachusetts Development Finance Agency, Macon Trust, Series P, Rev., VRDO, AMBAC, 2.030%, 12/04/08	13,860
	Massachusetts Development Finance Agency, Olin College,
41,000	Series C-2, Rev., VRDO, LOC: RBS Citizens N.A., 0.880%, 12/04/08	41,000
21,000	Series C-3, Rev., VRDO, LOC: RBS Citizens N.A., 0.850%, 12/05/08	21,000
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.600%, 12/01/08	4,500
3,880	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank Of America N.A., 0.880%, 12/03/08	3,880
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
7,400	Series E, Rev., VRDO, LOC: Fleet National Bank, 1.500%, 12/01/08	7,400
22,075	Series M-4A, Rev., VRDO, LOC: Fleet National Bank, 0.900%, 12/01/08	22,075
32,500	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.880%, 12/04/08	32,500
41,875	Massachusetts Health & Educational Facilities Authority, MERLOTS, Series WW, Rev., VRDO, 1.350%, 12/03/08 (p)	41,875
25,405	Massachusetts Health & Educational Facilities Authority, Mount Ida College, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.880%, 12/03/08	25,405
29,050	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.850%, 12/01/08	29,050
37,200	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Q, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	37,200
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
5,445	Series D-4, Rev., VRDO, 0.700%, 12/04/08	5,445
53,865	Series F3, Rev., VRDO, 0.700%, 12/04/08	53,865
22,600	Massachusetts Health & Educational Facilities Authority, South Shore Property Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.130%, 12/04/08	22,600
620	Massachusetts Housing Finance Agency, Series F, Rev., VRDO, FSA, 4.500%, 12/03/08	620
26,000	Massachusetts School Building Authority, Series ROCS-RR-II-R-12108, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.460%, 12/04/08	26,000
18,400	Massachusetts Water Resources Authority, Series F, Rev., VRDO, 0.600%, 12/04/08	18,400
19,800	Massachusetts Water Resources Authority, EAGLE, Series 2008-0044, Class A, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 1.260%, 12/04/08	19,800
	Massachusetts Water Resources Authority, Multimodal,
7,600	Series B, Rev., VRDO, LOC: Helaba, 0.900%, 12/01/08	7,600
1,940	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.950%, 12/01/08	1,940
37,210	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Company, 1.020%, 12/04/08	37,210

		1,180,338

	Michigan — 3.6%
	City of Detroit School District,
8,495	GO, VRDO, FSA, Q-SBLF, 1.530%, 12/04/08	8,495
12,375	Series ROCS-RR-II-R-12136, GO, VRDO, BHAC, FSA-CR, FGICQ-SBLF, LIQ: Citigroup Financial Products, 1.160%, 12/04/08	12,375
	City of Detroit, Sewer Disposal System,
31,465	Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 1.150%, 12/04/08	31,465
22,920	Series PT-3755, Rev., VRDO, FSA, 2.180%, 12/05/08	22,920
14,000	City of Detroit, Water Supply Systems, Series ROCS-RR-II-R-11172, Rev., VRDO, BHAC, FSA, LIQ: Citibank N.A., 1.160%, 12/04/08	14,000
13,200	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/05/08	13,200
20,535	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.800%, 12/01/08	20,535
23,400	Kent Hospital Finance Authority, Series B-2, Rev., VRDO, 1.050%, 12/03/08	23,400
13,500	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank Of New York, 0.900%, 12/02/08	13,500
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.800%, 12/01/08	12,500
337,300	Michigan Municipal Bond Authority, Series A-2, LOC: Dexia Credit Local, 3.000%, 08/20/09	340,394
50,000	Michigan State Building Authority, EAGLE, Series 2006-0142, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 1.640%, 12/04/08	50,000
390	Michigan State Hospital Finance Authority, Ascension Health, Series B-1, Rev., VRDO, 0.400%, 12/02/08	390
	Michigan State Hospital Finance Authority, Ascension Health Credit,
29,800	Series B, Rev., VRDO, 0.450%, 12/03/08	29,800
33,330	Series B3, Rev., VRDO, 0.400%, 12/03/08	33,330
39,300	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.100%, 12/03/08	39,300
65,380	Michigan State Housing Development Authority, Series D, Rev., VRDO, 1.600%, 12/05/08	65,380
6,180	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.250%, 12/05/08	6,180
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	1,700
	Michigan State University,
2,400	Rev., VRDO, 0.800%, 12/03/08	2,400
18,510	Series A, Rev., VRDO, 0.800%, 12/03/08	18,510
8,510	Series B, Rev., VRDO, 0.800%, 12/02/08	8,510
15,000	Michigan Strategic Fund, Detroit Edison, Series ET, Rev., VRDO, LOC: Bank Of Nova Scotia, 0.950%, 12/03/08	15,000
985	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, LOC: Sovereign Bank, 0.950%, 12/04/08	985
8,160	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.800%, 12/04/08	8,160
	RBC Municipal Products, Inc., Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LOC: Royal Bank Of Canada, LIQ: Royal Bank Of Canada, 1.280%, 12/02/08	48,745
26,295	Series L-29, Rev., VRDO, LOC: Royal Bank Of Canada, LIQ: Royal Bank Of Canada, 1.280%, 12/02/08	26,295
34,820	Royal Oak Hospital Finance Authority, William Beaumont, Series U, Rev., VRDO, AMBAC, 3.000%, 12/01/08	34,820
36,680	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 0.800%, 12/04/08	36,680
	University of Michigan,
10,585	Rev., VRDO, 0.400%, 12/04/08	10,585
52,115	Series A, Rev., VRDO, 0.640%, 12/01/08	52,115
20,000	Series B, Rev., VRDO, 0.400%, 12/05/08	20,000
	University of Michigan, Hospital,
13,445	Series A, Rev., VRDO, 0.800%, 12/01/08	13,445
7,700	Series A, Rev., VRDO, 1.350%, 12/01/08	7,700
6,130	Series A, Rev., VRDO, 1.350%, 12/01/08	6,130
3,820	Series A-2, Rev., VRDO, 1.350%, 12/01/08	3,820
2,145	Series B, Rev., VRDO, 0.400%, 12/01/08	2,145
	University of Michigan, Medical Services Plan,
38,150	Series A, Rev., VRDO, 0.400%, 12/03/08	38,150
5,470	Series A-1, Rev., VRDO, 1.350%, 12/01/08	5,470
2,500	Wayne County Airport Authority, Series MT-115, Rev., VRDO, BHAC, MBIA, LIQ: Svenska Handelsbanken, 1.030%, 12/02/08	2,500
16,820	Wayne County Airport Authority, EAGLE, Series 2007-0083, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 1.700%, 12/04/08	16,820

		1,117,849

	Minnesota — 0.9%
15,000	City of Minneapolis, Fairview Health Services, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.650%, 12/03/08	15,000
25,070	City of Robbinsdale, North Memorial, Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.880%, 12/01/08	25,070
3,400	City of St. Louis Park, Catholic Finance Corp., St. Benilde, Rev., VRDO, LOC: Allied Irish Bank plc, 1.030%, 12/04/08	3,400
74,750	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.860%, 12/04/08	74,750
25,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Series B-1, Rev., VRDO, LOC: Bank Of New York, 0.650%, 12/03/08	25,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.930%, 12/04/08	5,000
20,415	Series C, Rev., VRDO, AMT, 0.930%, 12/04/08	20,415
5,125	Series J, Rev., VRDO, AMT, 0.930%, 12/04/08	5,125
11,800	Series O, Rev., VRDO, AMT, 3.350%, 12/18/08	11,800
18,975	Series S, Rev., VRDO, AMT, 0.930%, 12/04/08	18,975
11,030	Puttable Floating Option Tax-Exempt Receipts, Series PT-4245, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.120%, 12/05/08	11,030
5,000	RBC Municipal Products, Inc., Trust, Floater Certificates, Series E-9, Rev., VRDO, LIQ: Royal Bank Of Canada, 1.050%, 12/04/08	5,000
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
9,100	Series A, Rev., VRDO, 0.600%, 12/03/08	9,100
35,000	Series C, Rev., VRDO, 0.600%, 12/03/08	35,000

		264,665

	Mississippi — 1.9%
	Clipper Tax-Exempt Certificate Trust,
2,485	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street B&T Co., 1.150%, 12/05/08	2,485
15,960	Series 2007-32, Rev., VRDO, LIQ: State Street B&T Co., 1.130%, 12/04/08	15,960
34,000	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-688, Rev., VRDO, AMBAC, LOC: Deutsche Bank A.G., LIQ: Deutsche Bank A.G., 0.880%, 12/04/08 (e)	34,000
	Jackson County, PCR, Chevron USA, Inc. Project,
8,575	Rev., VRDO, 0.800%, 12/01/08	8,575
24,470	Rev., VRDO, 0.900%, 12/01/08	24,470
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
141,800	Series A, Rev., VRDO, 0.900%, 12/01/08	141,800
13,000	Series B, Rev., VRDO, 0.900%, 12/01/08	13,000
13,850	Series C, Rev., VRDO, 0.800%, 12/01/08	13,850
16,800	Mississippi Business Finance Commission, SG Resources Mississippi LLC Project, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	16,800
256,104	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Gas Project, Rev., VRDO, 0.950%, 12/01/08	256,104
19,060	Mississippi Housing Finance Corp., Series ROCS-RR-II-R-11317Z, Rev., VRDO, LIQ: Citibank N.A., 0.500%, 12/04/08	19,060
34,650	Puttable Floating Option Tax-Exempt Receipts, Series MT-514, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 3.160%, 12/05/08	34,650

		580,754

	Missouri — 0.7%
9,105	Curators Univeristy of Missouri, System Facilities Revenue, Series B, Rev., VRDO, 1.350%, 12/01/08	9,105
11,975	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/05/08	11,975
2,300	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank Of America N.A., 1.220%, 12/04/08	2,300
33,300	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.900%, 12/01/08	33,300
	Missouri Higher Education Loan Authority, Student Loan,
56,250	Series A-2, Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/04/08	56,250
3,000	Series B, Rev., VRDO, GTD STD LNS, LOC: Bank Of America N.A., 1.201%, 12/05/08	3,000
20,650	Missouri Joint Municipal Electric Utility Commission, Series ROCS-RR-II-R-11265, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.160%, 12/04/08	20,650
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	17,250
2,510	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-10293, Rev., VRDO, LIQ: Citigroup Financial Products, 1.060%, 12/04/08	2,510
10,000	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	10,000
42,200	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., VRDO, 0.450%, 12/04/08	42,200
14,100	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.800%, 12/01/08	14,100

		222,640

	Nebraska — 2.1%
207,657	American Public Energy Agency, Gas Supply, Series A, Rev., VRDO, 0.950%, 12/01/08	207,657
	American Public Energy Agency, National Public Gas Agency Project,
96,643	Series A, Rev., VRDO, 0.950%, 12/01/08	96,643
68,747	Series B, Rev., VRDO, 0.900%, 12/01/08	68,747
69,935	Central Plains Energy Project, Series ROCS-RR-II-R-848, Rev., VRDO, LIQ: Citibank N.A., 1.060%, 12/04/08	69,935
21,065	City of Omaha, EAGLE, Series 2004-0010, Class A, GO, VRDO, 1.070%, 12/04/08	21,065
19,190	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08 (e)	19,190
	Nebraska Investment Finance Authority, Single Family Housing,
3,930	Series E, Rev., VRDO, 1.050%, 12/03/08	3,930
34,240	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.050%, 12/03/08	34,240
42,200	Series J, Rev., VRDO, AMT, 1.050%, 12/03/08	42,200
10,265	Nebraska Public Power District, Series ROCS-RR-II-R-11075, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.160%, 12/04/08	10,265
46,910	Nebraska Public Power District, EAGLE, Series 2007-0009, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 1.160%, 12/04/08	46,910
9,810	Omaha Public Power District, Series ROCS-RR-II-R-11014, Rev., VRDO, BHAC-CR, FSA-CR, FGIC, LIQ: Citibank N.A., 1.160%, 12/04/08	9,810
27,760	Omaha Public Power District, EAGLE, Series 720053008, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 1.160%, 12/04/08	27,760

		658,352

	Nevada — 1.4%
24,850	City of Las Vegas, Series C, GO, VRDO, LOC: Lloyds TSB Bank plc, 0.700%, 12/01/08	24,850
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	42,750
37,700	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank Of Canada N.A., 0.700%, 12/05/08	37,700
16,500	City of Reno, Sales Tax Revenue, Reno Project, Senior Lien, Rev., VRDO, LOC: Bank Of New York, 1.050%, 12/01/08	16,500
	Clark County,
16,860	Series PZ-138, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 1.040%, 12/05/08	16,860
17,205	Series ROCS-RR-II-R-10273, Rev., VRDO, BHAC-CR, LIQ: Citigroup Financial Products, 1.160%, 12/04/08	17,205
	Clark County, Airport, Sub Lien,
41,000	Series C-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 1.250%, 12/03/08	41,000
25,550	Series C-3, Rev., VRDO, AMT, LOC: Landesbank Baden-Wurttemburg, 1.200%, 12/03/08	25,550
6,520	Series D-1, Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.050%, 12/03/08	6,520
14,350	Series D-3, Rev., VRDO, LOC: Bayerische Landesbank, 1.100%, 12/03/08	14,350
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 1.000%, 12/01/08	13,100
9,835	Eclipse Funding Trust, Solar Eclipse, Series 2007-0015, Rev., VRDO, XLCA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	9,835
12,845	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	12,845
9,815	Nevada Housing Division, Series ROCS-RR-II-R-852, Rev., VRDO, FNMA COLL, LIQ: Citibank N.A., 1.140%, 12/04/08	9,815
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.050%, 12/04/08	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	8,750
3,295	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 1.050%, 12/04/08	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 1.050%, 12/03/08 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 1.050%, 12/03/08	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 1.050%, 12/01/08	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 1.050%, 12/01/08	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	12,710
5,185	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VRDO, LOC: Citibank N.A., 1.050%, 12/05/08	5,185
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.000%, 12/04/08	21,000
19,295	Wells Fargo Stage Trust, Series 14C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 1.030%, 12/04/08	19,295

		429,865

	New Hampshire — 0.1%
9,075	New Hampshire Health & Education Facilities Authority, Dartmount College Issue, Rev., VRDO, 0.700%, 12/03/08	9,075
12,895	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.800%, 12/04/08	12,895
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/03/08	5,200
1,050	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.220%, 12/04/08	1,050

		28,220

	New Jersey — 3.5%
2,875	Austin Trust Various States, Special Assessment, Series 2008-1045, Rev., VRDO, LIQ: Bank Of America N.A., 0.880%, 12/04/08	2,875
	Clipper Tax-Exempt Certificate Trust,
19,720	Series 2007-20, Rev., VRDO, LIQ: State Street B&T Co., 1.080%, 12/04/08	19,720
72,725	Series 2007-42, Rev., VRDO, LIQ: State Street B&T Co., 1.080%, 12/04/08	72,725
	New Jersey Economic Development Authority,
179,975	Series V-5, Rev., VRDO, LOC: Wachovia Bank N.A., 1.500%, 12/03/08	179,975
79,000	Series X, Rev., VRDO, LOC: Bank Of America N.A., 0.400%, 12/05/08	79,000
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank Of New York, 0.950%, 12/04/08	6,000
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.500%, 12/04/08	1,500
25,885	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 1.350%, 12/03/08	25,885
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.500%, 12/05/08	1,300
	New Jersey State Educational Facilities Authority,
12,000	Series 2688, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	12,000
10,170	Series SG-148, Rev., VRDO, LIQ: Societe Generale, 0.900%, 12/04/08	10,170
20,340	New Jersey State Educational Facilities Authority, Caldwell College, Series F, Rev., VRDO, LOC: Wachovia Bank N.A., 1.090%, 12/04/08	20,340
39,510	New Jersey State Educational Facilities Authority, Princeton University, Series F, Rev., VRDO, 0.500%, 12/01/08	39,510
30,000	New Jersey State Housing & Mortgage Finance Agency, Series V, Rev., VRDO, AMT, 0.800%, 12/04/08	30,000
15,085	New Jersey State Housing & Mortgage Finance Agency, Single Family, Rev., VRDO, 0.750%, 12/03/08	15,085
13,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4037, COP, VRDO, FSA-CR, FGIC, LIQ: Merrill Lynch Capital Services, 2.140%, 12/05/08	13,995
535,000	State of New Jersey, Tax and Revenue, Series A, TRAN, 3.000%, 06/25/09	538,710

		1,068,790

	New Mexico — 0.0% (g)
1,000	City of Farmington, Arizona Public Service Co., Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.980%, 12/02/08	1,000

	New York — 8.5%
	Austin Trust Various States,
12,760	Rev., VRDO, LIQ: Bank Of America N.A., 1.130%, 12/05/08	12,760
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank Of America N.A., 1.130%, 12/04/08	15,980
	Bank of New York Municipal Certificates Trust,
3,740	Rev., VRDO, 1.150%, 12/04/08	3,740
100,031	Series BNY-4, Rev., VRDO, LIQ: Bank Of New York, 3.150%, 12/05/08	100,030
4,345	Series BNY-8, Rev., VRDO, 1.000%, 12/04/08	4,345
24,295	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/04/08	24,295
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/04/08	14,210
10,605	Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/02/08	10,605
	Eclipse Funding Trust, Solar Eclipse, New York,
20,600	Series 2005-0005, Rev., VRDO, FSA-CR, AMBAC, LIQ: U.S. Bank N.A., 1.010%, 12/02/08	20,600
11,500	Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/05/08	11,500
11,435	Series 2006-0112, Rev., VRDO, FSA-CR, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.010%, 12/04/08 (e)	11,435
21,080	Series 2006-0159, Rev., VRDO, FGIC, LIQ: U.S. Bank N.A., 1.010%, 12/04/08	21,080
180,000	Hudson Infrastructure Corp. EAGLE, Series 2007-0030, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Landesbank Hessen-Thuringen, 1.620%, 12/04/08	180,000
39,300	Long Island Power Authority, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 1.150%, 12/04/08	39,300
13,520	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 1.000%, 12/01/08	13,520
	Metropolitan Transportation Authority,
103,720	Series B, Rev., VRDO, FSA, 3.500%, 12/04/08	103,720
19,225	Series ROCS-RR-II-R-10266, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.150%, 12/04/08	19,225
17,800	Series ROCS-RR-II-R-10290, Rev., VRDO, BHAC, FSA, LIQ: Citigroup Financial Products, 1.200%, 12/04/08	17,800
11,385	Series ROCS-RR-II-R-12051, Rev., VRDO, BHAC, MBIA, LIQ: Citigroup Financial Products, 1.150%, 12/04/08	11,385
16,830	Series ROCS-RR-II-R-12131, Rev., VRDO, BHAC, AMBAC, FSA-CR, LIQ: Citigroup Financial Products, 1.210%, 12/04/08	16,830
33,000	Sub Series D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.250%, 12/01/08	33,000
25,000	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.850%, 12/02/08	25,000
40,000	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/02/08	40,000
14,000	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 1.250%, 12/01/08	14,000
	Metropolitan Transportation Authority, EAGLE,
24,445	Series 2006-0114, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Bayerische Landesbank, 1.150%, 12/04/08	24,445
10,000	Series 2006-0115, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.150%, 12/04/08	10,000
19,800	Series 720053019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 1.140%, 12/04/08	19,800
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.900%, 12/03/08	25,435
	New York City,
10,750	Series E, Sub Series E-3, GO, VRDO, LOC: Bank Of America N.A., 0.840%, 12/04/08	10,750
30,000	Series E, Sub Series E-4, GO, VRDO, LOC: Bank Of America N.A., 0.900%, 12/04/08	30,000
13,250	Series E, Subseries E-2, GO, VRDO, LOC: Bank Of America N.A., 0.800%, 12/01/08	13,250
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.780%, 12/03/08	11,500
5,085	Sub Series A-5, GO, VRDO, LOC: KBC Bank N.V., 0.700%, 12/01/08	5,085
42,400	Sub Series J-7, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 0.950%, 12/04/08	42,400
30,300	Subseries A-2, GO, VRDO, LOC: Bank Of America N.A., 0.950%, 12/02/08	30,300
4,050	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.730%, 12/02/08	4,050
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.750%, 12/01/08	100
11,000	Subseries A-4, GO, VRDO, LOC: Bank Of Nova Scotia, 0.750%, 12/02/08	11,000
5,100	Subseries A-6, GO, VRDO, LOC: Helaba, 0.550%, 12/03/08	5,100
4,500	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 1.000%, 12/02/08	4,500
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.750%, 12/03/08	15,750
8,200	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.550%, 12/03/08	8,200
12,050	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.710%, 12/03/08	12,050
7,200	Subseries C-5, GO, VRDO, LOC: Bank Of New York, 0.710%, 12/03/08	7,200
9,400	Subseries G-2, GO, VRDO, LOC: Bank Of Nova Scotia, 0.750%, 12/03/08	9,400
3,515	Subseries H-2, GO, VRDO, LOC: Bank Of Nova Scotia, 0.750%, 12/03/08	3,515
5,200	Subseries H-3, GO, VRDO, LOC: Bank Of New York, 0.550%, 12/03/08	5,200
1,415	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.800%, 12/01/08	1,415
19,800	Subseries J-4, GO, VRDO, 0.800%, 12/01/08	19,800
29,935	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 1.000%, 12/01/08	29,935
4,400	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 0.800%, 12/01/08	4,400
11,110	Subseries J-10, GO, VRDO, 0.600%, 12/02/08	11,110
3,750	Subseries J-11, GO, VRDO, 0.600%, 12/02/08	3,750
46,500	Subseries L-3, GO, VRDO, 0.800%, 12/01/08	46,500
22,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	22,400
17,810	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/03/08	17,810
2,700	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 0.750%, 12/02/08	2,700
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/03/08	10,300
7,665	New York City Housing Development Corp., East 165th Street, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/05/08	7,665
8,100	New York City Housing Development Corp., Intervale Gardens Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.950%, 12/05/08	8,100
10,800	New York City Housing Development Corp., La Casa De Sol, Series VA, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/03/08	10,800
25,000	New York City Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/03/08	25,000
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	4,300
1,575	New York City Housing Development Corp., Multi-Family Housing, 1405 Fifth Avenue Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	1,575
17,050	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 0.450%, 12/09/08	17,050
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	3,070
3,320	New York City Housing Development Corp., Multi-Family Housing, Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.850%, 12/02/08	3,320
10,480	New York City Housing Development Corp., Multi-Family Housing, Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	10,480
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.800%, 12/03/08	12,930
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	15,000
10,000	New York City Housing Development Corp., Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	10,000
40,000	New York City Housing Development Corp., West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	40,000
77,130	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.850%, 12/01/08	77,130
400	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 1.030%, 12/03/08	400
15,600	New York City Municipal Water Finance Authority, Subseries B-3, Rev., VRDO, 0.800%, 12/01/08	15,600
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
21,735	Series BB-2, Rev., VRDO, 1.250%, 12/01/08	21,735
24,750	Series CC-1, Rev., VRDO, 0.800%, 12/01/08	24,750
25,175	New York City Municipal Water Finance Authority, EAGLE, Series 2008-0023, Class A, Rev., VRDO, LIQ: Citigroup Financial Products, 1.100%, 12/04/08	25,175
7,280	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.500%, 12/03/08	7,280
54,450	New York City Transitional Finance Authority, EAGLE, Series 2007-0029, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Landesbank Hessen-Thuringen, 1.410%, 12/04/08	54,450
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 0.750%, 12/01/08	100
20,320	Series C, Rev., VRDO, 1.200%, 12/01/08	20,320
9,660	Subseries C-4, Rev., VRDO, 0.800%, 12/01/08	9,660
22,765	Subseries C-5, Rev., VRDO, 1.200%, 12/01/08	22,765
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Series 1, Sub Series 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.750%, 12/03/08	3,960
51,490	Series 3, Subseries 3-H, Rev., VRDO, 1.200%, 12/01/08	51,490
6,190	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 1.250%, 12/01/08	6,190
43,100	New York City Trust for Cultural Resources, Lincoln Center, Series A-1, Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/01/08	43,100
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 0.750%, 12/01/08 (e)	1,100
16,850	New York City, EAGLE, Series 2008-0012, Class A, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 1.170%, 12/04/08	16,850
	New York Local Government Assistance Corp.,
3,400	Series B, Rev., VRDO, LOC: Bank Of Nova Scotia, 0.650%, 12/01/08	3,400
23,929	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 12/03/08	23,929
15,800	Series F, Rev., VRDO, LOC: Societe Generale, 1.100%, 12/03/08	15,800
7,400	Series G, Rev., VRDO, LOC: Bank Of Nova Scotia, 0.700%, 12/03/08	7,400
10,300	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, MBIA-IBC, 1.530%, 12/09/08	10,300
	New York State Dormitory Authority,
30,560	Series 2007-0003, Class A, Rev., VRDO, LIQ: Citibank N.A., 1.040%, 12/04/08	30,560
10,490	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.750%, 12/03/08	10,490
15,700	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.800%, 12/01/08	15,700
	New York State Dormitory Authority, Mental Health Services,
12,400	Subseries D-2E, Rev., VRDO, 0.750%, 12/01/08	12,400
6,500	Subseries D-2H, Rev., VRDO, 0.750%, 12/01/08	6,500
6,000	New York State Energy Research & Development Authority, Con Edison Co., Subseries C-1, Rev., VRDO, LOC: Citibank N.A., 0.900%, 12/02/08	6,000
21,390	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 1.350%, 12/03/08	21,390
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	1,800
71,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	71,500
13,600	Series D, Rev., VRDO, LOC: State Street B&T Co., 0.750%, 12/02/08	13,600
47,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.700%, 12/02/08	47,755
17,035	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.750%, 12/02/08	17,035
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/02/08	8,000
12,500	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	12,500
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/02/08	4,100
20,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.900%, 12/05/08	20,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.900%, 12/02/08	4,200
12,500	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.890%, 12/02/08	12,500
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.950%, 12/03/08	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.900%, 12/02/08	9,600
25,100	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 12/05/08	25,100
53,700	New York State Housing Finance Agency, 900 Eighth Ave., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.850%, 12/05/08	53,700
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	5,900
9,250	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	9,250
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.850%, 12/02/08	45,900
7,400	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	7,400
23,145	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 12/09/08	23,145
23,300	New York State Housing Finance Agency, Prospect Plaza Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.850%, 12/03/08	23,300
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.050%, 12/02/08	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.850%, 12/02/08	11,300
13,250	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/02/08	13,250
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 12/03/08	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.850%, 12/03/08	10,000
2,500	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.950%, 12/03/08	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/03/08	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 12/02/08	5,500
	New York State Thruway Authority,
14,235	Series ROCS-RR-II-R-12093, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.460%, 12/04/08	14,235
11,000	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 0.750%, 12/01/08	11,000
15,200	New York State Urban Development Corp., Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 1.030%, 12/04/08	15,200
26,335	New York State Urban Development Corp., Correctional Facilities Service Contract, Series C, Rev., AMBAC, 6.000%, 01/01/09 (p)	26,662
32,460	Port Authority of New York & New Jersey, Series MT-338, Rev., VRDO, FSA, LIQ: Svenska Handelsbanken, 1.080%, 12/05/08	32,460
	Triborough Bridge & Tunnel Authority,
505	Series A, Rev., VRDO, 2.000%, 12/02/08	505
1,045	Subseries B-3, Rev., VRDO, 0.920%, 12/02/08	1,045
30,000	Subseries CD, Rev., VRDO, FSA, 1.900%, 12/02/08	30,000
10,000	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.400%, 12/01/08	10,000

		2,611,751

	North Carolina — 3.8%
27,635	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.950%, 12/01/08	27,635
	Charlotte-Mecklenburg, Hospital Authority,
89,150	Series B, Rev., VRDO, 0.950%, 12/04/08	89,150
12,000	Series C, Rev., VRDO, 0.900%, 12/01/08	12,000
50,000	Series C, Rev., VRDO, 0.950%, 12/04/08	50,000
14,115	Series D, Rev., VRDO, 0.870%, 12/01/08	14,115
50,365	Series L, Rev., VRDO, 1.350%, 12/04/08	50,365
29,380	City of Cary, Public Improvement, GO, VRDO, 0.800%, 12/03/08	29,380
31,150	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.948%, 12/01/08	31,150
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.950%, 12/04/08	4,590
1,300	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 1.950%, 12/03/08	1,300
	City of Greensboro, Enterprise Systems,
2,500	Series B, Rev., VRDO, 0.950%, 12/03/08	2,500
20,190	Series B, Rev., VRDO, 0.950%, 12/03/08	20,190
69,100	City of Raleigh, Series A, Rev., VRDO, 1.200%, 12/03/08	69,100
	Guilford County,
20,000	GO, VRDO, 0.900%, 12/01/08	20,000
134,230	Series B, GO, VRDO, 0.950%, 12/04/08	134,230
30,000	Series C, GO, VRDO, 0.900%, 12/03/08	30,000
5,000	Mecklenburg County, Series C, GO, VRDO, LIQ: Bank Of America N.A., 0.950%, 12/01/08	5,000
18,900	North Carolina Capital Facilities Finance Agency, Capital Facilities, Durham Academy, Rev., VRDO, LOC: Wachovia Bank N.A., 1.160%, 12/04/08	18,900
21,230	North Carolina Capital Facilities Finance Agency, Catawba College, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	21,230
7,785	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	7,785
18,795	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.160%, 12/04/08	18,795
10,000	North Carolina Capital Facilities Finance Agency, Republic Services Inc. Project, Rev., VRDO, LOC: Suntrust Bank, 1.250%, 12/03/08	10,000
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.930%, 12/04/08	10,255
17,145	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.160%, 12/04/08	17,145
7,550	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/03/08	7,550
4,585	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.250%, 12/03/08	4,585
	North Carolina Housing Finance Agency, Home Ownership,
12,170	Series 16-C, Rev., VRDO, AMT, LIQ: Bank Of America N.A., 1.050%, 12/03/08	12,170
2,500	Series TR-18C, Rev., VRDO, LIQ: Bank Of America N.A., 1.050%, 12/03/08	2,500
25,725	North Carolina Medical Care Commission, Cleveland County Health, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	25,725
30,650	North Carolina Medical Care Commission, Duke University Health System, Series C, Rev., VRDO, 0.850%, 12/03/08	30,650
49,500	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.950%, 12/03/08	49,500
19,200	North Carolina Medical Care Commission, Health Care Facilities, EAGLE, Series 2007-0062, Class A, Rev., VRDO, BHAC-CR, MBIA-IBC, LIQ: Landesbank Hessen-Thuringen, 1.160%, 12/04/08	19,200
45,205	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/05/08	45,205
2,000	North Carolina Medical Care Commission, Lincoln Health System Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.970%, 12/04/08	2,000
42,300	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 1.000%, 12/04/08	42,300
5,100	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	5,100
35,000	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, GTD ST LNS, LOC: Royal Bank Of Canada, 1.100%, 12/04/08	35,000
14,700	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.900%, 12/01/08	14,700
80,000	Raleigh Durham Airport Authority, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.250%, 12/04/08	80,000
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.950%, 12/03/08	5,560
19,280	University of North Carolina, Series C, Rev., VRDO, 0.950%, 12/01/08	19,280
	University of North Carolina at Chapel Hill, University Hospital,
58,545	Series A, Rev., VRDO, 0.950%, 12/01/08	58,545
11,740	Series B, Rev., VRDO, 0.900%, 12/01/08	11,740

		1,166,125

	North Dakota — 0.1%
	North Dakota State Housing Finance Agency,
3,035	Series ROCS-II-R-140, Rev., VRDO, LIQ: Citibank N.A., 1.140%, 12/04/08	3,035
17,805	Series ROCS-RR-II-R-13073, Rev., VRDO, LIQ: Citigroup Financial Products, 1.140%, 12/04/08	17,805
	North Dakota State Housing Finance Agency, Home Mortgage,
9,490	Series A, Rev., VRDO, 0.990%, 12/03/08	9,490
9,205	Series B, Rev., VRDO, 0.990%, 12/03/08	9,205
2,290	Series C, Rev., VRDO, 0.990%, 12/03/08	2,290

		41,825

	Ohio — 1.9%
18,600	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	18,600
14,850	City of Cleveland, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.220%, 12/04/08	14,850
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.900%, 12/04/08	1,375
33,330	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.750%, 12/04/08	33,330
11,455	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	11,455
11,975	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, MBIA, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	11,975
3,100	Franklin County, Holy Cross Health Systems, Rev., VRDO, 0.850%, 12/04/08	3,100
29,395	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 1.000%, 12/04/08	29,395
	Montgomery County, Catholic Health,
9,675	Series B-1, Rev., VRDO, 0.450%, 12/03/08	9,675
18,450	Series B-2, Rev., VRDO, 0.650%, 12/03/08	18,450
27,022	Ohio Air Quality Development Authority, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.000%, 12/01/08	27,022
	Ohio Air Quality Development Authority, PCR, First Energy,
26,095	Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.000%, 12/01/08	26,095
2,350	Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	2,350
	Ohio Housing Finance Agency, Residential Mortgage Backed,
26,600	Series B, Rev., VRDO, AMT, 0.980%, 12/03/08	26,600
22,625	Series F, Rev., VRDO, AMT, GNMA/FNMA, 1.250%, 12/05/08	22,625
3,388	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 1.030%, 12/04/08 (e)	3,388
10,200	Ohio State Water Development Authority, Multimodal, Water Development Timken, Rev., VRDO, LOC: Northern Trust Companys, 0.900%, 12/01/08	10,200
19,285	Ohio State Water Development Authority, Pollution Control, First Energy Gen Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.900%, 12/01/08	19,285
	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project,
23,350	Series A, Rev., VRDO, AMT, LOC: Bank Of Nova Scotia, 1.050%, 12/01/08	23,350
31,500	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.300%, 12/01/08	31,500
35,355	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.850%, 12/01/08	35,355
7,755	State of Ohio, Series ROCS-RR-II-R-208, GO, VRDO, FSA, LIQ: Citibank N.A., 1.430%, 12/04/08	7,755
28,020	State of Ohio, Higher Educational Facilities Commission, Series ROCS-RR-II-R-12113, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.930%, 12/04/08	28,020
	State of Ohio, Higher Educational Facilities Commission, Case Western Reserve,
16,250	Series B-1, Rev., VRDO, LOC: Bank Of America N.A., 1.300%, 12/01/08	16,250
3,500	Series B-2, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	3,500
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 1.070%, 12/01/08	1,430
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 1.070%, 12/01/08	1,800
80,200	Student Loan Funding Corp., Series A-2, Rev., VRDO, LIQ: Citibank N.A., 1.000%, 12/03/08 (e)	80,200
69,340	University of Cincinnati, General Receipts, Series F, Rev., VRDO, LOC: Bayerische Landesbank, 1.150%, 12/05/08	69,340

		588,270

	Oklahoma — 0.5%
	Oklahoma State Capital Improvement Authority, Higher Education,
30,000	Series D1, Rev., VRDO, 0.900%, 12/01/08	30,000
30,000	Series D2, Rev., VRDO, 0.900%, 12/01/08	30,000
30,000	Series D4, Rev., VRDO, 0.900%, 12/01/08	30,000
30,000	Oklahoma Student Loan Authority, Series IIA-1, Rev., VRDO, GTD STD LNS, LOC: Bank Of America N.A., 1.200%, 12/03/08	30,000
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	10,490
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/03/08	14,665

		145,155

	Oregon — 0.6%
13,700	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.780%, 12/03/08	13,700
5,800	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VRDO, LOC: Bank Of New York, 1.100%, 12/01/08	5,800
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VRDO, AMT, 1.000%, 12/04/08	10,000
15,000	Series I, Rev., VRDO, AMT, 0.950%, 12/03/08	15,000
7,465	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.980%, 12/01/08	7,465
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
35,000	Series F, Rev., VRDO, AMT, 0.950%, 12/04/08	35,000
5,000	Series L, Rev., VRDO, 0.950%, 12/03/08	5,000
22,400	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 1.600%, 12/05/08	22,400
7,800	Portland Housing Authority, Housing Authority Multi-Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 1.200%, 12/04/08	7,800
	State of Oregon,
23,700	Series 73-F, GO, VRDO, 0.400%, 12/01/08	23,700
28,500	Series A, TRAN, GO, 3.000%, 06/30/09	28,661

		174,526

	Other Territories — 3.4%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, FSA, LIQ: Bank Of America N.A., 1.530%, 12/04/08	7,500
30,977	Clipper Tax Exempt Certificate Trust, Multi-State, Series 2007-40, Rev., VRDO, AMT, LIQ: State Street B&T Co., 1.180%, 12/04/08	30,977
	Clipper Tax-Exempt Certificate Trust, Multi-State,
21,174	Series 2005-15, Rev., VRDO, LIQ: State Street B&T Co., 1.180%, 12/04/08	21,174
9,933	Series 2005-30, Rev., VRDO, 1.180%, 12/04/08	9,933
567	Clipper Tax-Exempt Trust, Series 1999-2, COP, VRDO, AMT, 1.180%, 12/04/08	567
	Deutsche Bank Spears/Lifers Trust Various States,
10,075	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	10,075
8,445	Series DB-295, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	8,445
17,110	Series DB-322, GO, VRDO, LIQ: Deutsche Bank A.G., 0.940%, 12/05/08	17,110
12,825	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	12,825
47,460	Series DB-331, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 0.990%, 12/05/08	47,460
21,230	Series DB-344, Rev., VRDO, MBIA, AMBAC, LIQ: Deutsche Bank A.G., 0.980%, 12/05/08	21,230
36,612	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M017, Class A, Rev., VRDO, FHLMC, 1.130%, 12/01/08	36,612
18,100	Macon Trust Various States, Series 2007-324, Rev., VRDO, FSA-CR, LIQ: Bank Of America N.A., 1.530%, 12/04/08	18,100
	Puttable Floating Option Tax-Exempt Receipts,
38,620	Series PPT-0034, Class A, FHLMC, LIQ: FHLMC, 1.240%, 12/04/08	38,620
49,205	Series PPT-1001, Class A, VRDO, FHLMC, LIQ: FHLMC, 1.180%, 12/04/08	49,205
32,340	Series PPT-1001, Class I, FHLMC, LIQ: FHLMC, 1.180%, 12/04/08	32,340
15,380	Series PT-1001, Class C, Rev., VAR, FHLMC, LIQ: FHLMC, 1.180%, 12/04/08	15,380
240,750	Series PT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.240%, 12/05/08	240,750
261,230	Series PT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 1.200%, 12/05/08	261,230
26,180	Series PT-4083, COP, VRDO, FSA, 2.160%, 12/05/08	26,180
50,390	Series PT-4278, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 1.800%, 12/05/08	50,390
10,000	Series PT-4516, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 2.060%, 12/05/08	10,000
28,970	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 1.280%, 12/05/08	28,970
9,000	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO,, FHLMC, LIQ: FHLMC, 1.280%, 12/04/08	9,000
36,490	Wachovia Bank MERLOTS/Bruts Trust, Series ON1, Rev., VRDO, 1.320%, 12/04/08	36,490

		1,040,563

	Pennsylvania — 4.3%
	Allegheny County Higher Education Building Authority, Carnegie Mellon University,
18,355	Rev., VRDO, 0.650%, 12/01/08	18,355
43,800	Series PT-878, Class C, Rev., VRDO, 0.650%, 12/01/08	43,800
21,084	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series B-1, Rev., VRDO, 1.180%, 12/04/08	21,084
8,850	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.780%, 12/04/08	8,850
12,390	Bucks County IDA, Law School Admission Council, Rev., VRDO, LOC: Allied Irish Bank plc, 0.950%, 12/03/08	12,390
21,185	Butler County General Authority, Hampton Township School District Project, Rev., VRDO, FSA, 1.160%, 12/04/08	21,185
8,000	Chester County IDA, University Student Housing LLC, Series A, Rev., VRDO, LOC: Citizens Bank of Pennsylvania, 0.850%, 12/04/08	8,000
100,000	City of Philadelphia, Tax and Revenue, Series A, GO, TRAN, 3.500%, 06/30/09	100,861
10,000	City of Philapelphia, Water & Wastewater Systems, EAGLE, Series 720050050, Class A, Rev., VRDO, BHAC, FSA, LIQ: Citibank N.A., 1.160%, 12/04/08	10,000
50,000	Clipper Tax-Exempt Certificate Trust, Series 2007-30, Rev., VRDO, LIQ: State Street B&T Co., 1.130%, 12/04/08	50,000
10,000	County of Montgomery, Series A, GO, VRDO, 1.050%, 12/01/08	10,000
37,450	County of Montgomery, Notes, GO, 3.000%, 06/01/09	37,643
33,000	Cumberland County Municipal Authority, Daikon Lutheran Social, Series B, Rev., VRDO, RADIAN, LOC: Wachovia Bank N.A., 1.150%, 12/01/08	33,000
37,210	Delaware County Authority, Crozer Chester Medical Center, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	37,210
94,990	Delaware County Industrial Development Authority, MERLOTS, Rev., VRDO, 1.100%, 12/03/08	94,990
	Delaware Valley Regioinal Financial Authority,
17,375	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.600%, 12/05/08	17,375
18,300	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.100%, 12/01/08	18,300
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.780%, 12/01/08	11,700
87,770	Emmaus General Authority, Rev., VRDO, FSA, 2.150%, 12/01/08 (p)	87,770
10,050	Geisinger Authority, Health Systems, Series A, Rev., VRDO, 0.650%, 12/01/08	10,050
33,725	Lehigh County General Purpose Authority, Lehigh Valley Health Network, Series A, Rev., VRDO, FSA, LIQ: Wachovia Bank N.A., 1.650%, 12/04/08	33,725
28,270	Macon Trust Various States, Series 2007-321, Rev., VRDO, FSA, 1.530%, 12/04/08	28,270
80,760	Montgomery County IDA, PCR, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.500%, 12/01/08	80,760
13,330	Montgomery County IDA, PCR, Exelon Corp., Rev., VRDO, LOC: Wachovia Bank N.A., 3.000%, 12/01/08	13,330
	Montgomery County IDA, Philadelphia Presbyterian Homes,
31,555	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	31,555
19,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.160%, 12/04/08	19,000
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.070%, 12/04/08	4,710
1,900	Series T-2, Rev., VRDO, LIQ: FNMA, 1.070%, 12/04/08	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.150%, 12/04/08	10,000
7,165	Pennsylvania Convention Center Authority, Series ROCS-RR-II-R-10189, Rev., VRDO, FGIC, LIQ: Citibank N.A., 0.500%, 12/04/08	7,165
45,325	Pennsylvania Economic Development Financing Authority, Series ROCS-RR-II-R-10049CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.020%, 12/04/08	45,325
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, LOC: Wachovia Bank N.A., 1.350%, 12/03/08	21,530
2,470	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.200%, 12/03/08	2,470
	Pennsylvania Higher Educational Facilities Authority, St. Joesph’s University,
11,500	Series B, Rev., VRDO, LOC: Citizens Bank of Pennsylvania, 0.950%, 12/03/08	11,500
2,500	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.800%, 12/03/08	2,500
8,000	Pennsylvania Higher Educational Facilities Authority, St. Josephs University, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 0.800%, 12/03/08	8,000
10,440	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Housing Project, Rev., VRDO, LOC: Citizens Bank of Pennsylvania, 0.900%, 12/04/08	10,440
14,125	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 1.350%, 12/03/08	14,125
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,000	Series 82-C, Rev., VRDO, AMT, 0.800%, 12/05/08	10,000
13,800	Series 83-B, Rev., VRDO, AMT, 1.250%, 12/03/08	13,800
13,045	Series 85-B, Rev., VRDO, 1.250%, 12/03/08	13,045
17,000	Series 85-C, Rev., VRDO, 1.250%, 12/03/08	17,000
30,000	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	30,000
86,380	Pennsylvania State Public School Building Authority, EAGLE, Series 2006-0161, Class A, Rev., VRDO, FSA, LIQ: Helaba, 1.660%, 12/04/08	86,380
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 0.850%, 12/03/08	12,300
1,400	Series B-3, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	1,400
28,700	Philadelphia Authority for Industrial Development, Pooled Loan Program, Series A-2, Rev., VRDO, LOC: Citizens Bank of Pennsylvania, 1.000%, 12/01/08	28,700
25,800	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.000%, 12/01/08	25,800
20,000	RBC Municipal Products, Inc., Trust, Series C-5, Rev., VRDO, LIQ: Royal Bank Of Canada, 1.050%, 12/04/08	20,000
11,900	Southcentral General Authority, Wellspan Health Obligation Group, Series D, Rev., VRDO, LOC: Suntrust Bank, 0.820%, 12/03/08	11,900
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	14,000
	University of Pittsburgh, University Capital Project,
9,100	Series B, Rev., VRDO, 0.950%, 12/03/08	9,100
17,900	Series C, Rev., VRDO, 0.950%, 12/03/08	17,900
14,185	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Company, 1.000%, 12/04/08	14,185

		1,324,378

	Rhode Island — 0.4%
12,600	Rhode Island Health & Educational Building Corp., Health Facilities, Home & Hospice, Rev., VRDO, LOC: Citizens Bank of Rhode Island, 0.950%, 12/01/08	12,600
37,400	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.400%, 12/01/08	37,400
4,800	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VRDO, LOC: Fleet National Bank, 0.950%, 12/01/08	4,800
2,210	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.950%, 12/01/08	2,210
8,750	Rhode Island Health & Educational Building Corp., Moses Brown School Issue, Rev., VRDO, LOC: Citizens Bank, 1.050%, 12/01/08	8,750
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,700	Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.600%, 12/01/08	11,700
6,650	Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.800%, 12/01/08	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.350%, 12/04/08	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.350%, 12/04/08	19,900
5,100	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 1.350%, 12/01/08	5,100
2,870	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VRDO, 2.750%, 12/01/08	2,870

		118,980

	South Carolina — 0.8%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank Of America N.A., 1.220%, 12/01/08	3,000
17,760	City of Charleston, Capital Improvements, Series B, Rev., VRDO, 0.950%, 12/04/08	17,760
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.180%, 12/04/08	16,370
14,900	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	14,900
	Greenville Hospital System Board,
20,100	Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.900%, 12/04/08	20,100
89,915	Series E, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	89,915
1,000	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank Of America N.A., 1.000%, 12/04/08	1,000
4,700	South Carolina Jobs & EDA, Bon Secours Health System Inc., Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.050%, 12/03/08	4,700
300	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VRDO, LOC: Bank Of America N.A., 1.250%, 12/01/08	300
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.180%, 12/04/08	18,000
2,055	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank Of America N.A., 1.000%, 12/04/08	2,055
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank Of New York, 1.150%, 12/03/08	4,600
4,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/03/08	4,520
960	South Carolina Jobs & EDA, Valley Proteins, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.050%, 12/04/08	960
	South Carolina State Public Service Authority,
10,510	Series ROCS-RR-II-R-10288, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.430%, 12/04/08	10,510
17,820	Series ROCS-RR-II-R-11528, Rev., VRDO, AMBAC, Assured Guaranty Ltd., LIQ: Citibank N.A., 1.230%, 12/04/08	17,820
10,000	Series ROCS-RR-II-R-12034, Class R, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 1.450%, 12/04/08	10,000

		236,510

	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
9,500	Series C, Rev., VRDO, 1.600%, 12/05/08	9,500
19,200	Series C-1, Rev., VRDO, 0.950%, 12/04/08	19,200
5,000	Series F, Rev., VRDO, 1.050%, 12/04/08	5,000
5,000	Series G, Rev., VRDO, 1.200%, 12/03/08	5,000

		38,700

	Tennessee — 1.6%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 1.000%, 12/02/08	20,165
14,835	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 1.000%, 12/02/08	14,835
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 1.000%, 12/02/08	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.450%, 12/03/08	19,110
14,500	Chattanooga Health Educational & Housing Facility Board, Improvements - Girls Prep Schools, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/03/08	14,500
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
23,025	Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	23,025
4,655	Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	4,655
30,935	Jackson Energy Authority, Rev., VRDO, FSA, 0.950%, 12/04/08	30,935
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank Of America N.A., 1.200%, 12/04/08	3,000
24,595	Johnson City Health & Educational Facilities Board, Series MT-241, Rev., VRDO, 1.130%, 12/05/08	24,595
14,475	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Wategrove Apartments Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.950%, 12/01/08	14,475
6,700	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd REVENUE BONDS, Series A, Rev., VRDO, 0.700%, 12/01/08	6,700
35,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health & Educational Facilities Board, Rev., VRDO, 0.400%, 12/03/08	35,000
14,610	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VRDO, LOC: Suntrust Bank, 0.950%, 12/03/08	14,610
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
38,435	Series A-2, Rev., VRDO, 0.400%, 12/05/08	38,435
13,425	Series B, Rev., VRDO, 0.400%, 12/01/08	13,425
2,775	Metropolitan Government Nashville & Davidson County, IDA, L&S LLC Project, Series L, Rev., VRDO, LOC: Bank Of New York, 1.050%, 12/01/08	2,775
15,000	Metropolitan Government Nashville & Davidson County, IDA, YMCA Project, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	15,000
11,500	Metropolitan Government Nashville & Davidson County, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/01/08	11,500
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
91,695	Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	91,695
8,830	Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	8,830
	Sevier County Public Building Authority,
10,295	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 1.000%, 12/02/08	10,295
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 1.000%, 12/01/08	10,095
21,800	Shelby County Health, Educational & Housing Facilities Board, Arbors of Germantown Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.160%, 12/03/08	21,800
4,815	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank Of America N.A., 1.030%, 12/04/08	4,815
10,565	Signal Mountain Health, Educational & Housing Facility Board, Alexian Village, Rev., VRDO, FSA, 1.000%, 12/05/08	10,565

		474,935

	Texas — 9.2%
36,355	Aldine Independent School District, School Buildings, GO, VRDO, PSF-GTD, 2.000%, 06/15/09	36,355
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	9,100
3,500	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Rev., VRDO, LOC: Bank Of New York, 0.700%, 12/01/08	3,500
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank Of America N.A., 0.990%, 12/03/08	1,200
62,360	Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	62,360
20,000	City of Dallas, Refinancing & Improvement, GO, 4.000%, 02/15/09	20,065
	City of Houston,
13,200	Series ROCS-RR-II-R-12046, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.640%, 12/04/08	13,200
20,895	Series ROCS-RR-II-R-12050, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.160%, 12/04/08	20,895
20,100	Series ROCS-RR-II-R-12096, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Global Markets, 1.160%, 12/04/08	20,100
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 0.930%, 12/03/08	17,500
	City of Houston, First Lien,
25,000	Series A-1, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	25,000
6,000	Series A-2, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	6,000
10,085	City of Richardson, Refinancing & Improvement, GO, VRDO, 2.000%, 06/15/09	10,085
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 1.040%, 12/05/08 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 1.040%, 12/04/08 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 1.000%, 12/03/08	11,000
	City of San Antonio, MERLOTS,
4,970	Series D-71, GO, VRDO, 1.350%, 12/03/08 (e)	4,970
10,615	Series D178, Rev., VRDO, 1.350%, 12/03/08	10,615
	City of San Antonio, Water Revenue,
12,500	Series 1237, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	12,500
6,435	Series SG-159, Rev., VRDO, FSA, 0.930%, 12/04/08	6,435
36,000	City of San Antonio, Water Revenue, EAGLE, Series 2006-0005, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.240%, 12/04/08 (e)	36,000
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bends Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	8,719
18,245	Crawford Education Facilities Corp., Concordia University, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	18,245
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 1.000%, 12/04/08	19,040
14,480	Cypress-Fairbanks Independent School District, Series PZ-203, GO, VRDO, MBIA, PSF-GTD, LIQ: Wells Fargo Bank N.A., 1.040%, 12/05/08	14,480
17,500	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	17,500
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
6,000	Series PT-3875, Rev., VRDO, AGC-ICC, MBIA, LIQ: Merrill Lynch Capital Services, 2.250%, 12/05/08	6,000
18,330	Series ROCS-RR-II-R-12084, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 1.760%, 12/04/08	18,330
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 1.000%, 12/04/08	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25,085	Series DB-456, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 0.900%, 12/04/08	25,085
9,900	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.880%, 12/04/08	9,900
35,745	Dexia Credit Local Certificates Trust, Series 2008-062, GO, VRDO, PSF-GTD, LIQ: Dexia Credit Local, 1.940%, 12/04/08	35,745
26,660	Eclipse Funding Trust, Solar Eclipse, Browns, Series 2006-0068, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/05/08	26,660
11,045	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	11,045
11,755	Eclipse Funding Trust, Solar Eclipse, Harris, Series 2006-0040, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	11,755
	Eclipse Funding Trust, Solar Eclipse, Houston,
26,405	Series 2006-0070, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.030%, 12/05/08	26,405
15,985	Series 2007-0033, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.800%, 12/04/08	15,985
9,920	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	9,920
5,600	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, MBIA-IBC, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	5,600
10,370	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	10,370
12,125	El Paso Independent School District, MERLOTS, Series K02, GO, VRDO, PSF-GTD, 1.350%, 12/03/08	12,125
24,419	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	24,419
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VRDO, LOC: State Street B&T Co., 1.100%, 12/04/08	5,000
	Greater Texas Student Loan Corp.,
39,350	Series A, Rev., VRDO, LOC: State Street B&T Co., 1.100%, 12/04/08	39,350
26,840	Gulf Coast Waste Disposal Authority, Amoco Oil, Rev., VRDO, 1.200%, 12/01/08	26,840
	Gulf Coast Waste Disposal Authority, Exxon Project,
14,700	Rev., VRDO, 0.530%, 12/02/08	14,700
20,925	Rev., VRDO, 0.530%, 12/02/08	20,925
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.030%, 12/03/08	5,000
33,000	Harris County Health Facilities Development Corp., Series A2, Rev., VRDO, AMBAC, LOC: Bank Of America N.A., 0.900%, 12/01/08	33,000
13,500	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	13,500
	Harris County IDC,
8,400	Rev., VRDO, 0.530%, 12/02/08	8,400
4,100	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VRDO, LOC: Suntrust Bank N.A., 0.950%, 12/04/08	4,100
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VRDO, 1.040%, 12/05/08	29,245
20,000	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 1.150%, 12/01/08	20,000
78,900	Katy Independent School District, Series C, GO, VRDO, PSF-GTD, 1.000%, 12/01/08	78,900
22,280	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 1.850%, 09/08/09	22,280
17,000	Lewisville Independent School District, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 1.000%, 12/03/08 (e)	17,000
22,470	Lower Colorado River Authority, Series ROCS-RR-II-R-10285, Rev., VRDO, BHAC-CR, FSA-CR, MBIA, LIQ: Landesbank Hessen-Thuringen, 1.170%, 12/04/08	22,470
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
400	Series A, Rev., VRDO, 1.350%, 12/01/08	400
3,425	Series A-2, Rev., VRDO, 1.250%, 12/01/08	3,425
2,000	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 1.050%, 12/01/08	2,000
21,170	Lufkin Health Facilities Development Corp., Memorial Health System East Texas, Rev., VRDO, LOC: Wachovia Bank N.A., 1.500%, 12/01/08	21,170
5,455	Mansfield Independent School District, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.030%, 12/03/08 (e)	5,455
24,520	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 1.350%, 12/03/08	24,520
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.000%, 12/03/08	5,290
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.930%, 12/03/08	17,050
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.930%, 12/03/08	20,000
54,360	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, FSA, 1.000%, 12/05/08	54,360
	North Texas Higher Education Authority,
10,000	Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.200%, 12/03/08	10,000
23,030	Series A, Rev., VRDO, GTD STD LNS, LOC: Bank Of America N.A., 1.200%, 12/05/08	23,030
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.900%, 12/04/08	36,280
17,200	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 1.000%, 12/01/08	17,200
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Recipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.030%, 12/03/08	11,735
20,490	Puttable Floating Option Tax-Exempt Receipts, Series PT-3976, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 2.250%, 12/05/08	20,490
13,115	San Antonio Housing Finance Corp., Series ROCS-RR-II-R-13058CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.340%, 12/04/08	13,115
10,500	Socorro Independent School District, MERLOTS, Series K01, GO, VRDO, PSF-GTD, 1.350%, 12/03/08	10,500
9,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/03/08	9,300
377,500	State of Texas, TRAN, 3.000%, 08/28/09	381,288
	State of Texas, EAGLE,
28,800	Series 2006-0126, Class A, GO, VRDO, LIQ: Citibank N.A., 1.070%, 12/04/08	28,800
20,000	Series 2007-0082, Class A, GO, VRDO, LIQ: Citibank N.A., 1.050%, 12/04/08	20,000
50,000	Series 2007-0090, Class A, GO, VRDO, LIQ: Citibank N.A., 1.050%, 12/04/08	50,000
	State of Texas, Veterans Housing Assistance Fund,
7,515	Series A, GO, VRDO, 1.200%, 12/03/08	7,515
7,400	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 1.000%, 12/03/08	7,400
19,180	Series II-B, GO, VRDO, VA GTD, 1.000%, 12/03/08	19,180
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R-700CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.110%, 12/04/08	14,030
8,005	Tarrant County Housing Finance Corp., Series ROCS-RR-II-R-11204, Rev., VRDO, GNMA COLL, LIQ: Citibank N.A., 1.190%, 12/04/08	8,005
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/03/08	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	5,000
9,950	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.050%, 12/04/08	9,950
8,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.980%, 12/03/08	8,000
1,045	Texas Department of Housing & Community Affairs, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.160%, 12/01/08	1,045
	Texas Municipal Gas Acquisition & Supply Corp. I,
147,945	Series 2847, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.750%, 12/04/08	147,945
307,005	Series 2848, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.750%, 12/04/08	307,005
76,850	Series 2849, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.750%, 12/04/08	76,850
18,125	Series MT-365, Rev., VRDO, 3.290%, 12/05/08	18,125
	Texas State Turnpike Authority,
12,480	Series ROCS-RR-II-R-10297, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citigroup Financial Products, 1.160%, 12/04/08	12,480
24,750	Series ROCS-RR-II-R-12057, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citigroup Financial Products, 1.160%, 12/04/08	24,750
9,900	Texas State Turnpike Authority, EAGLE, Series 2003-0008, Class A, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.170%, 12/04/08	9,900
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/04/08	23,650
	University of Texas,
21,500	Series A, Rev., VRDO, 0.400%, 12/05/08	21,500
19,370	Series A, Rev., VRDO, 0.650%, 12/04/08	19,370
13,205	Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.400%, 12/05/08	13,205
212,145	Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.450%, 12/04/08	212,145
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, MBIA, FHA, LIQ: Morgan Stanley Municipal Funding, 2.150%, 12/04/08	9,705

		2,819,176

	Utah — 0.8%
50,000	Central Utah Water Conservancy District, Series A, Rev., VRDO, 1.150%, 12/03/08	50,000
32,700	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 1.150%, 12/03/08	32,700
26,730	County of Salt Lake, EAGLE, Series 2008-0009, Class A, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.220%, 12/04/08	26,730
6,000	County of Weber, IHC Health Care Services, Series A, Rev., VRDO, 0.850%, 12/01/08	6,000
15,000	Emery County, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.050%, 12/03/08	15,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	10,080
12,485	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.810%, 12/04/08	12,485
	Utah Housing Corp., Single Family Mortgage,
11,560	Series 2, Rev., VRDO, 1.350%, 12/03/08	11,560
12,450	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.700%, 12/03/08	12,450
7,635	Series E-1, Class I, Rev., VRDO, 1.300%, 12/03/08	7,635
7,055	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.300%, 12/03/08	7,055
13,830	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.700%, 12/03/08	13,830
	Utah Housing Finance Agency, Single Family Mortgage,
4,100	Series C-1, Class I, Rev., VRDO, 1.300%, 12/03/08	4,100
6,510	Series D-1, Rev., VRDO, AMT, 1.700%, 12/03/08	6,510
6,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 1.700%, 12/03/08	6,705
4,935	Series F-2, Class I, Rev., VRDO, 1.700%, 12/03/08	4,935
14,760	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	14,760

		242,535

	Vermont — 0.4%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 1.160%, 12/04/08	15,475
35,655	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Rev., VRDO, 0.500%, 12/04/08	35,655
12,500	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: Citizens Bank, 0.600%, 12/05/08	12,500
6,635	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Rev., VRDO, LOC: Allied Irish Bank plc, 0.850%, 12/04/08	6,635
14,645	Vermont Housing Finance Agency, Multiple Purpose Notes, Series B, Rev., AMT, 2.000%, 04/30/09	14,645
50,000	Vermont Student Assistance Corp., Series B-1, Rev., VRDO, GTD STD LNS, 1.150%, 12/04/08	50,000

		134,910

	Virginia — 1.6%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VRDO, LOC: Suntrust Bank, 1.000%, 12/01/08	8,000
7,075	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	7,075
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005-38, Rev., VRDO, 1.030%, 12/04/08	17,955
25,100	Fairfax County Economic Development Authority, Rev., VRDO, LOC: Wachovia Bank N.A., 1.150%, 12/04/08	25,100
	Fairfax County IDA,
30,000	Series 2008B-1, Rev., VAR, LIQ: Inova Health System Foundation, 1.600%, 04/20/09	30,000
16,490	Series 2008C-1, Rev., VAR, LIQ: Inova Health System Foundation, 1.600%, 04/20/09	16,490
	Fairfax County IDA, Inova Health System Project,
20,600	Series A-1, Rev., VRDO, 0.780%, 12/03/08	20,600
45,860	Series C-2, Rev., VRDO, 0.780%, 12/03/08	45,860
	Hanover County Economic Development Authority, Bon Secours Health System Inc.,
4,700	Series D-1, Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.050%, 12/03/08	4,700
6,900	Series D-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.770%, 12/03/08	6,900
6,800	Henrico County Economic Development Authority, Bon Secours Health System Inc., Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.050%, 12/03/08	6,800
9,000	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.900%, 12/04/08	9,000
	Loudoun County IDA, Howard Hughes Medical,
31,405	Series C, Rev., VRDO, 0.650%, 12/01/08	31,405
21,905	Series D, Rev., VRDO, 0.650%, 12/01/08	21,905
10,000	Lynchburg Industrial Development Authority, Central Health Hospital, Series A, Rev., VRDO, MBIA, LOC: Suntrust Bank, 1.000%, 12/04/08	10,000
21,700	Montgomery County IDA, Virginia Tech Foundation, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	21,700
	Norfolk Economic Development Authority, Bon Secours Health System Inc.,
6,200	Series D-1, Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.050%, 12/03/08	6,200
4,800	Series D-2, Rev., VRDO, LOC: Bank Of America N.A., 0.770%, 12/03/08	4,800
40,000	Roanoke Industrial Development Auth./VA REVENUE BONDS, Series A-2, Rev., VRDO, FSA, 1.100%, 12/01/08	40,000
23,485	Roanoke Industrial Development Authority, Carilion Health System, Series C-2, Rev., VRDO, FSA, 1.100%, 12/01/08	23,485
52,435	Suffolk Economic Development Authority, Series ROCS-RR-II-R-10329, Rev., VRDO, LIQ: Citigroup Financial Products, 1.200%, 12/04/08	52,435
5,000	University of Virginia, EAGLE, Series 2006-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 1.070%, 12/04/08	5,000
19,800	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 1.000%, 12/01/08	19,800
23,590	Virginia Commonwealth Transportation Board, Series SG-137, Rev., VRDO, LIQ: Societe Generale, 1.040%, 12/05/08	23,590
18,780	Virginia Port Authority, EAGLE, Series 2006-0119, Class A, Rev., VRDO, FGIC, FSA-CR, LIQ: Citibank N.A., 1.720%, 12/04/08	18,780
4,845	Virginia Public Building Authority, Series ROCS-RR-II-R-4050, Rev., VRDO, LIQ: Citigroup Financial Products, 1.060%, 12/04/08	4,845
5,415	Virginia Resources Authority, Infrastructure, Series ROCS-RR-II-R-249, Rev., VRDO, LIQ: Citibank N.A., 1.060%, 12/04/08	5,415
10,330	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/01/08	10,330

		498,170

	Washington — 1.4%
7,285	Central Puget Sound Regional Transportation Authority, Series ROCS-RR-II-R-7510, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.230%, 12/04/08	7,285
19,885	City of Seattle, Drain & Wastewater Utilities, Municipal Securities Trust Receipts, Series SG-135, Rev., VRDO, MBIA, LIQ: Societe Generale, 1.040%, 12/05/08	19,885
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust receipts, Series SGA-96, Rev., VRDO, MBIA, LIQ: Societe Generale, 1.000%, 12/01/08	13,200
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 1.030%, 12/03/08	4,000
12,300	City of Seattle, Water Systems, Rev., VRDO, LOC: Bayerische Landesbank, 0.600%, 12/05/08	12,300
23,100	Clark County Public Utility District No 1, Series SGA-118, Rev., VRDO, FSA, LIQ: Societe Generale, 1.000%, 12/01/08	23,100
25,160	County of King, Series ROCS-RR-II-R-10279, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.630%, 12/04/08	25,160
11,360	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0063, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/05/08 (e)	11,360
	Eclipse Funding Trust, Solar Eclipse, Washington,
15,545	Series 2005-0001, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.030%, 12/04/08	15,545
10,950	Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 0.800%, 12/04/08	10,950
5,000	King County Schhol District No. 405 Bellevue, GO, 5.000%, 12/01/08	5,000
28,135	Port Tacoma, Series ROCS-RR-II-R-12056, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 1.540%, 12/04/08	28,135
14,255	Puttable Floating Option Tax-Exempt Receipts, Series PT-4185, Rev., VRDO, FSA-CR, AMBAC, LIQ: Merrill Lynch Capital Services, 1.800%, 12/05/08	14,255
885	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 1.050%, 12/03/08	885
11,800	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank Of America N.T. & S.A., 0.950%, 12/03/08	11,800
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 1.250%, 12/04/08	5,000
6,975	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank Of America N.A., 0.600%, 12/05/08	6,975
4,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VRDO, LOC: Citibank N.A., 1.100%, 12/03/08	4,000
	Washington State Housing Finance Commission, Multi-Family Housing,
26,730	Series ROCS-RR-II-R-13059CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.340%, 12/04/08	26,730
44,695	Series ROCS-RR-II-R-13060CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.340%, 12/04/08	44,695
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.980%, 12/01/08	2,545
285	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.050%, 12/01/08	285
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.050%, 12/04/08	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.980%, 12/04/08	29,240
10,700	Washington State Housing Finance Commission, Seattle Country Day School, Rev., VRDO, LOC: Bank Of America N.A., 1.000%, 12/03/08	10,700
2,750	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank Of America N.A., 0.950%, 12/01/08	2,750
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank Of America N.A., 0.840%, 12/04/08	25,000
15,850	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank Of America N.A., 0.900%, 12/02/08	15,850
	Wells Fargo Stage Trust,
14,520	Series 5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 1.030%, 12/04/08	14,520
18,995	Series 48C, Rev., VRDO, MBIA, LIQ: Wells Fargo & Company, 1.020%, 12/04/08 (e)	18,995

		423,745

	West Virginia — 0.1%
19,490	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, FSA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.030%, 12/04/08	19,490

	Wisconsin — 0.9%
19,300	City of Milwaukee, Series V8, GO, VRDO, 0.950%, 12/03/08	19,300
25,000	Puttable Floating Option Tax-Exempt Receipts, Series MT-630, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.560%, 12/05/08 (e)	25,000
22,655	University Hospitals & Clinics Authority, Rev., VRDO, FSA, 4.500%, 12/04/08	22,655
15,285	Wisconsin Health & Educational Facilities Authority, Series ROCS-RR-II-R-11509, Rev., VRDO, FSA, LIQ: Citibank N.A., 1.630%, 12/04/08	15,285
38,950	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VAR, 1.750%, 04/01/09	38,950
100,000	Wisconsin Health & Educational Facilities Authority, Children’s Hospital, Series B, Rev., VRDO, 1.180%, 12/04/08	100,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Series B-1, Rev., VRDO, FSA, 1.000%, 12/05/08	25,650
9,600	Wisconsin Health & Educational Facilities Authority, Medical College, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.700%, 12/04/08	9,600
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VRDO, 1.600%, 12/05/08	4,000
3,850	Series E, Rev., VRDO, 1.050%, 12/03/08	3,850

		264,290

	Wyoming — 0.2%
	Lincoln County, PCR, Exxon Project,
2,900	Rev., VRDO, 0.480%, 12/01/08	2,900
14,210	Series D, Rev., VRDO, 0.530%, 12/01/08	14,210
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Finance, 0.950%, 12/01/08	10,600
14,400	Unita County, PCR, AmocoProject, Rev., VRDO, 1.300%, 12/01/08	14,400
3,565	Unita County, PCR, Chevron USA, Inc. Project, Rev., VRDO, 0.800%, 12/01/08	3,565
650	Wyoming Community Development Authority, Series 9, Rev., VRDO, AMT, 1.600%, 12/05/08	650

		46,325

	Total Municipal Bonds (Cost $28,830,912)	28,830,912

	Municipal Commercial Paper — 3.4%
	Colorado — 0.1%
38,000	Denver City & County, 1.100%, 12/03/08	38,000

	Florida — 0.4%
100,000	Florida Local Government Finance Commission, 3.000%, 12/02/08 (m)	100,000
	Pinellas County,
24,000	4.150%, 12/01/08	24,000

		124,000

	Maryland — 0.3%
27,200	Baltimore County, 1.570%, 01/15/09	27,200
	Maryland Health & Higher Educational Facilities Authority,
30,000	1.050%, 12/01/08	30,000
25,000	1.150%, 01/12/09	25,000

		82,200

	Massachusetts — 0.5%
	Commonwealth of Massachusetts,
22,000	1.000%, 03/02/09	22,000
67,375	1.250%, 01/23/09	67,375
55,000	1.420%, 01/15/09	55,000
19,680	Massachusetts Development Financing Authority, 1.150%, 02/02/09	19,680

		164,055

	Michigan — 0.2%
	Michigan State Hospital Development Authority,
25,000	1.150%, 01/13/09	25,000
15,000	1.250%, 01/07/09	15,000
32,000	University of Michigan, 1.600%, 12/08/08	32,000

		72,000

	Minnesota — 0.2%
35,500	City of Minneapolis, 1.150%, 02/03/09	35,500
17,600	Rochester, Minnesota Health Care Facilities, 1.650%, 12/11/08	17,600

		53,100

	Nebraska — 0.1%
28,000	City of Lincoln, 1.200%, 01/14/09	28,000

	Nevada — 0.0% (g)
15,000	Clark County, 1.100%, 02/03/09	15,000

	Ohio — 0.4%
44,200	Cuyahoga County, Cleveland Clinic Health, 2.300%, 01/22/09	44,200
20,000	Montgomery County, 2.000%, 12/05/08	20,000
53,500	Ohio State University, 0.950%, 01/13/09	53,500

		117,700

	South Carolina — 0.1%
	State of Wisconsin,
35,475	2.750%, 12/01/08	35,475

	Tennessee — 0.2%
48,000	State of Tennessee, 1.500%, 12/01/08	48,000

	Texas — 0.1%
20,000	Texas Municipal Power Agency, 2.750%, 01/07/09	20,000

	Virginia — 0.8%
	Metropolitan Washington Airports Authority,
61,400	1.150%, 02/03/09	61,400
36,100	1.700%, 01/14/09	36,100
93,500	2.350%, 12/05/08	93,500
48,420	Stafford Township Board of Education, 0.850%, 12/17/08	48,420

		239,420

	Washington — 0.0% (g)
3,000	University of Washington, 1.950%, 12/01/08	3,000

	Total Municipal Commercial Paper (Cost $1,039,950)	1,039,950

	U.S. Government Agency Security — 0.0% (g)
9,398	Federal Home Loan Bank, DN, 0.100%, 12/01/08 (Cost $9,398) (m) (n)	9,398

	Total Investments — 97.4% (Cost $29,880,260) *	29,880,260
	Other Assets in Excess of Liabilities — 2.6%	797,198

	NET ASSETS — 100.0%	$30,677,458

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Automatically Convertible Securities
AGC	—	American Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Berkshire Hathaway Assurance Corp.
CCRC	—	Congregate Care Retirement Center
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DN	—	Discount Notes
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bank
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
LNS	—	Loans
MBIA	—	Municipal Bond Insurance Association
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue Bond
SCAGO	—	South Carolina Association of Governmental Organizations
STD	—	Student
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2008.
XLCA	—	XL Capital Assurance

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted prices	$ -	$ -
Level 2 – Other significant observable inputs	29,880,260	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 29,880,260	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 119.1%
		Asset-Backed Securities — 9.2%
104		American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 1.923%, 02/15/12 (e) (m)	97
1,450		Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 1.653%, 11/15/11 (m)	1,368
		Capital One Prime Auto Receivables Trust,
878		Series 2005-1, Class A4, VAR, 1.443%, 04/15/11 (m)	851
239		Series 2007-1, Class A2, 5.430%, 02/15/10 (m)	239
1,240		Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, VAR, 2.176%, 01/09/12 (m)	1,074
		Citigroup Mortgage Loan Trust, Inc.,
4,263		Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	3,706
7,621		Series 2006-WFH2, Class A2A, VAR, 1.545%, 08/25/36 (m)	5,772
2,486		Series 2007-12, Class 2A1, 6.500%, 10/25/36 (e) (f) (m)	1,193
		Countrywide Asset-Backed Certificates,
1,504		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	1,078
10		Series 2004-1, Class 3A, VAR, 1.675%, 04/25/34 (m)	6
730		Series 2004-1, Class M1, VAR, 1.895%, 03/25/34 (m)	438
600		Series 2004-1, Class M2, VAR, 1.945%, 03/25/34 (m)	420
171		Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35 (m)	168
1,917		Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	1,794
520		Series 2005-11, Class AF3, VAR, 4.778%, 02/25/36 (f) (m)	370
2,670		Series 2006-3, Class 2A2, VAR, 1.575%, 06/25/36 (m)	2,105
7,620		Series 2006-11, Class 1AF2, VAR, 6.017%, 09/25/46 (f) (m)	4,267
		Countrywide Home Equity Loan Trust,
134		Series 2004-1, Class A, VAR, 1.713%, 02/15/34 (m)	84
159		Series 2004-K, Class 2A, VAR, 1.723%, 02/15/34 (m)	73
1,457		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV2, VAR, 1.505%, 03/25/36 (m)	1,387
3,691		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 1.585%, 03/25/36 (m)	2,774
1,356		Ford Credit Auto Owner Trust, Series 2007-A, Class A2A, 5.420%, 04/15/10 (m)	1,351
7,620		GSAA Trust, Series 2006-11, Class 2A2, VAR, 1.555%, 07/25/36 (m)	1,846
357		GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 1.655%, 11/25/35 (m)	329
5,550		Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 1.575%, 07/25/36 (f) (m)	4,161
538		Lehman XS Trust, Series 2005-7N, Class 1A1A, VAR, 1.665%, 12/25/35 (m)	241
		Long Beach Mortgage Loan Trust,
1,120		Series 2004-1, Class M1, VAR, 1.895%, 02/25/34 (m)	657
750		Series 2004-1, Class M2, VAR, 1.945%, 02/25/34 (m)	476
4,220		Series 2004-3, Class M1, VAR, 1.965%, 07/25/34 (m)	2,828
7,490		Series 2006-2, Class 2A3, VAR, 1.585%, 03/25/46 (f) (m)	3,608
440		MASTR Asset Backed Securities Trust, Series 2006-AB1, Class A1, VAR, 1.535%, 02/25/36 (m)	430
		New Century Home Equity Loan Trust,
740		Series 2005-1, Class M1, VAR, 1.845%, 03/25/35 (m)	255
8		Series 2005-A, Class A2, SUB, 4.461%, 08/25/35 (m)	8
905		Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, VAR, 1.515%, 03/25/36 (m)	882
		Option One Mortgage Loan Trust,
255		Series 2003-1, Class A2, VAR, 2.235%, 02/25/33 (m)	193
—	(h)	Series 2003-5, Class A2, VAR, 1.715%, 08/25/33	—	(h)
1,749		Peco Energy Transition Trust, Series 2000-A, Class A3, 7.625%, 03/01/10 (m)	1,765
1,460		PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15 (m)	1,503
		Residential Asset Mortgage Products, Inc.,
2,436		Series 2006-EFC1, Class A2, VAR, 1.595%, 02/25/36 (m)	2,105
756		Series 2006-RS1, Class AI2, VAR, 1.625%, 01/25/36 (m)	582
		Residential Asset Securities Corp.,
131		Series 2002-KS4, Class AIIB, VAR, 1.895%, 07/25/32 (m)	77
174		Series 2003-KS5, Class AIIB, VAR, 1.975%, 07/25/33 (m)	125
6,312		Series 2006-KS2, Class A3, VAR, 1.585%, 03/25/36 (m)	5,360
2,488		Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 1.575%, 12/25/35 (m)	2,300
19		Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, VAR, 1.645%, 06/25/36 (m)	19
		Wachovia Asset Securitization, Inc.,
281		Series 2002-HE2, Class A, VAR, 1.825%, 12/25/32	219
176		Series 2003-HE3, Class A, VAR, 1.645%, 11/25/33	139

		Total Asset-Backed Securities (Cost $71,296)	60,723

		Collateralized Mortgage Obligations — 12.3%
		Agency CMO — 0.9%
		Federal Home Loan Mortgage Corp. REMICS,
113		Series 2508, Class PE, 5.500%, 05/15/28 (m)	114
4,971		Series 2701, Class ST, IF, IO, 5.578%, 08/15/21 (m)	214
427		Series 2750, Class IQ, IO, 5.000%, 10/15/21 (m)	2
223		Series 2751, Class AI, IO, 5.000%, 04/15/22 (m)	1
621		Series 2772, Class GI, IO, 5.000%, 11/15/22 (m)	8
2,984		Series 2779, Class SM, IF, IO, 5.728%, 10/15/18 (m)	211
690		Series 2781, Class PI, IO, 5.000%, 10/15/23 (m)	8
6,454		Series 2861, Class GS, IF, IO, 5.778%, 01/15/21 (m)	186
1,986		Series 2891, Class LI, IO, 5.000%, 06/15/24 (m)	58
2,137		Series 2931, Class GA, 5.000%, 11/15/28 (m)	2,153
1,630		Series 2971, Class PI, IO, 5.500%, 03/15/26 (m)	53
291		Series 2980, Class QB, 6.500%, 05/15/35 (m)	296
3,145		Series 3149, Class IU, IO, 6.000%, 09/15/25 (m)	144
1,889		Federal National Mortgage Association REMICS, Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	99
8,302		Federal National Mortgage Association STRIPS, Series 378, Class 5, IO, 5.000%, 07/01/36 (m)	1,214
		Federal National Mortgage Association Whole Loan,
78		Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	78
1,037		Series 2003-W6, Class 1A41, 5.398%, 10/25/42 (m)	1,049
2,563		Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27 (m)	35

			5,923

		Non-Agency CMO — 11.4%
		Adjustable Rate Mortgage Trust,
126		Series 2005-4, Class 7A2, VAR, 1.625%, 08/25/35 (m)	51
598		Series 2005-5, Class 6A21, VAR, 1.625%, 09/25/35 (m)	280
113		Series 2005-6A, Class 2A1, VAR, 1.705%, 11/25/35 (m)	53
5,122		American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 1.585%, 09/25/46 (m)	1,980
3,337		Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.500%, 10/25/35 (m)	2,444
1,281		Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	1,142
14,375		CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (f) (m)	8,234
		Countrywide Alternative Loan Trust,
2,072		Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	1,497
10,611		Series 2005-J14, Class A3, 5.500%, 12/25/35 (m)	7,762
4,430		Series 2006-OA1, Class 2A1, VAR, 1.663%, 03/20/46 (m)	1,843
		Countrywide Home Loan Mortgage Pass-Through Trust,
4,607		Series 2002-22, Class A20, 6.250%, 10/25/32 (m)	4,069
3,988		Series 2006-10, Class 1A10, 5.850%, 05/25/36 (m)	3,636
		CS First Boston Mortgage Securities Corp.,
203		Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	189
720		Series 2004-5, Class 1A8, 6.000%, 09/25/34 (m)	717
3,310		Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR1, Class 1A2, VAR, 1.605%, 02/25/36 (m)	2,492
3,167		First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	2,554
1,574		Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 1.493%, 12/20/54 (m)	787
8,332		Greenpoint Mortgage Funding Trust, Series 2006-OH1, Class A1, VAR, 1.575%, 01/25/37 (m)	3,356
		Harborview Mortgage Loan Trust,
1,807		Series 2005-3, Class 2A1A, VAR, 1.714%, 06/19/35 (m)	770
2,598		Series 2005-13, Class 2A11, VAR, 1.754%, 02/19/36 (m)	1,084
1,142		Series 2006-8, Class 2A1A, VAR, 1.604%, 08/21/36 (m)	471
—	(h)	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A1, VAR, 1.835%, 09/25/34	—
6,725		Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 09/25/37 (m)	4,289
		RESI Finance LP, (Cayman Islands),
3,433		Series 2003-C, Class B3, VAR, 3.168%, 09/10/35 (e) (f) (m)	1,717
659		Series 2003-C, Class B4, VAR, 3.368%, 09/10/35 (e) (m)	362
731		Series 2003-D, Class B3, VAR, 3.068%, 12/10/35 (e) (m)	430
1,056		Series 2003-D, Class B4, VAR, 3.268%, 12/10/35 (e) (m)	540
1,253		Series 2005-A, Class B3, VAR, 2.348%, 03/10/37 (e) (m)	457
415		Series 2005-A, Class B4, VAR, 2.448%, 03/10/37 (e) (m)	122
3,075		Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.500%, 08/25/36 (m)	1,349
4,072		Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.500%, 11/25/35 (m)	3,357
1,339		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.969%, 06/25/34 (m)	1,303
512		Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, VAR, 1.625%, 05/25/45 (m)	263
		WaMu Mortgage Pass-Through Certificates,
591		Series 2005-AR15, Class A1A1, VAR, 1.655%, 11/25/45	243
350		Series 2005-AR17, Class A1A1, VAR, 1.665%, 12/25/45	143
342		Series 2005-AR2, Class 2A21, VAR, 1.725%, 01/25/45	148
531		Series 2005-AR9, Class A1A, VAR, 1.715%, 07/25/45	219
360		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, VAR, 1.585%, 07/25/46	156
		Wells Fargo Mortgage Backed Securities Trust,
702		Series 2003-2, Class A6, 5.250%, 02/25/18	687
9,632		Series 2003-M, Class A1, VAR, 4.705%, 12/25/33	6,957
1,115		Series 2003-N, Class 1A4, VAR, 4.598%, 12/25/33	1,073
935		Series 2004-F, Class A8, VAR, 4.724%, 06/25/34	833
1,480		Series 2006-AR3, Class A1, VAR, 5.703%, 03/25/36	1,042
6,993		Series 2007-AR4, Class A1, VAR, 5.998%, 08/25/37	3,805

			74,906

		Total Collateralized Mortgage Obligations (Cost $101,029)	80,829

		Commercial Mortgage-Backed Securities — 2.0%
		Bear Stearns Commercial Mortgage Securities,
2,570		Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	1,956
2,290		Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	1,773
1,390		Series 2005-T20, Class A4A, VAR, 5.303%, 10/12/42 (m)	1,076
		Greenwich Capital Commercial Funding Corp.,
2,980		Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42 (m)	2,214
2,980		Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42 (m)	1,282
		LB-UBS Commercial Mortgage Trust,
12		Series 2003-C1, Class A2, 3.323%, 03/15/27 (m)	12
1,200		Series 2006-C1, Class A4, 5.156%, 02/15/31 (m)	824
2,240		Series 2006-C4, Class A4, VAR, 5.883%, 06/15/38 (m)	1,590
1,240		Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 1.543%, 09/15/21 (e) (m)	733
1,440		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.841%, 05/12/39 (m)	1,012
970		Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35 (m)	799
200		Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	149

		Total Commercial Mortgage-Backed Securities (Cost $18,168)	13,420

	Corporate Bonds — 32.7%
	Aerospace & Defense — 0.1%
970	L-3 Communications Corp., 5.875%, 01/15/15 (m)	786

	Auto Components — 0.3%
455	Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15 (m)	339
	Tenneco, Inc.,
1,010	8.125%, 11/15/15 (m)	434
1,260	10.250%, 07/15/13 (m)	807
	TRW Automotive, Inc.,
800	7.000%, 03/15/14 (e) (m)	388
460	7.250%, 03/15/17 (e) (m)	211

		2,179

	Beverages — 0.4%
1,520	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	1,261
1,190	Dr. Pepper Snapple Group, Inc., 6.820%, 05/01/18 (e) (m)	1,124

		2,385

	Capital Markets — 1.9%
1,660	Credit Suisse Guernsey Ltd., (Switzerland), VAR, 2.839%, 05/15/17 (m) (x)	909
	Goldman Sachs Group, Inc. (The),
3,300	3.250%, 06/15/12 (m)	3,305
2,280	6.750%, 10/01/37 (m)	1,461
1,350	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 8.875%, 04/01/15 (m)	554
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (i) (x)	—	(h)
	Lehman Brothers Holdings, Inc.,
1,350	VAR, 08/21/09 (d) (m)	121
850	VAR, 05/25/10 (d) (m)	77
	Merrill Lynch & Co., Inc.,
175	6.050%, 08/15/12 (m)	166
1,050	VAR, 2.956%, 02/06/09 (m)	1,036
1,240	VAR, 3.393%, 11/01/11 (m)	995
	Morgan Stanley,
1,045	5.450%, 01/09/17 (m)	825
990	5.625%, 01/09/12 (m)	898
1,380	VAR, 2.606%, 05/07/10 (m)	1,284
770	VAR, 4.233%, 05/14/10 (m)	716

		12,347

	Chemicals — 0.9%
3,720	Huntsman LLC, 11.500%, 07/15/12	3,348
720	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e) (m)	128
	Nalco Co.,
960	7.750%, 11/15/11 (m)	852
550	8.875%, 11/15/13 (m)	440
1,310	PolyOne Corp., 8.875%, 05/01/12 (m)	801
610	Terra Capital, Inc., 7.000%, 02/01/17 (m)	440

		6,009

	Commercial Banks — 2.1%
675	Deutsche Bank AG, (Germany), 5.375%, 10/12/12 (m)	670
830	Glitnir Banki HF, (Iceland), Zero Coupon, 10/15/08 (d) (i)	8
2,760	HBOS plc, (United Kingdom), VAR, 5.920%, 10/01/15 (e) (m) (x)	1,389
1,890	HSBC Bank USA N.A., 7.000%, 01/15/39 (m)	1,777
805	Industrial Bank Of Korea, (South Korea), VAR, 4.000%, 05/19/14 (e) (m)	741
4,140	Korea Development Bank, (South Korea), VAR, 4.348%, 04/03/10 (m)	3,995
1,880	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.640%, 09/29/17 (m) (x)	908
3,130	Shinsei Finance II, (Cayman Islands), VAR, 7.160%, 07/25/16 (e) (m) (x)	648
2,480	VTB 24 Capital S.A. for Bank VTB 24 OSJC, (Ireland), VAR, 3.635%, 12/07/09	2,151
1,290	Woori Bank, (South Korea), VAR, 5.750%, 03/13/14 (e)	1,273

		13,560

	Commercial Services & Supplies — 0.4%
1,130	ACCO Brands Corp., 7.625%, 08/15/15 (m)	587
	Allied Waste North America, Inc.,
590	7.250%, 03/15/15 (m)	521
495	Series B, 7.375%, 04/15/14 (m)	448
230	Corrections Corp. of America, 6.250%, 03/15/13 (m)	202
1,260	Iron Mountain, Inc., 6.625%, 01/01/16 (m)	983

		2,741

	Computers & Peripherals — 0.4%
2,255	International Business Machines Corp., 7.625%, 10/15/18 (m)	2,424

	Consumer Finance — 0.3%
2,285	Ford Motor Credit Co. LLC, 7.800%, 06/01/12 (m)	986
1,015	GMAC LLC, 6.875%, 08/28/12 (m)	355
800	John Deere Capital Corp., 5.350%, 04/03/18 (m)	705

		2,046

	Containers & Packaging — 0.1%
300	Graham Packaging Co., Inc., 9.875%, 10/15/14 (m)	189
515	Owens Brockway Glass Container, Inc., 8.250%, 05/15/13 (m)	484
895	Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 (m)	251

		924

	Diversified Consumer Services — 0.1%
630	Service Corp. International, 7.375%, 10/01/14 (m)	510
540	Stewart Enterprises, Inc., 6.250%, 02/15/13 (m)	438

		948

	Diversified Financial Services — 4.4%
1,980	Allstate Life Global Funding Trusts, 5.375%, 04/30/13 (m)	1,870
3,840	Bank of America Corp., 5.650%, 05/01/18 (m)	3,559
4,000	Citigroup, Inc., 6.000%, 08/15/17 (m)	3,632
230	Digicel Group Ltd., (Bermuda), 8.875%, 01/15/15 (e) (m)	119
4,155	General Electric Capital Corp., 5.875%, 01/14/38 (m)	3,402
1,660	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	1,107
3,790	Goldman Sachs Capital II, VAR, 5.793%, 06/01/12 (m) (x)	1,423
1,370	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18 (m)	1,458
910	QBE Capital Funding II LP, (United Kingdom), VAR, 6.797%, 06/01/17 (e) (m) (x)	637
11,920	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 2.585%, 11/13/09 (e) (m)	11,720

		28,927

	Diversified Telecommunication Services — 3.1%
	AT&T, Inc.,
1,450	6.400%, 05/15/38 (m)	1,189
3,230	6.700%, 11/15/13 (m)	3,216
1,260	Deutsche Telekom International Finance BV, (Netherlands), 8.750%, 06/15/30 (m)	1,192
810	Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e) (m)	587
	Qwest Communications International, Inc.,
565	7.250%, 02/15/11 (m)	447
470	VAR, 5.649%, 02/15/09 (m)	465
	Qwest Corp.,
2,098	7.875%, 09/01/11 (m)	1,731
340	8.875%, 03/15/12 (m)	281
400	Sprint Capital Corp., 6.900%, 05/01/19 (m)	228
2,300	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38 (m)	1,633
	Telefonica Emisiones S.A.U., (Spain),
1,990	5.855%, 02/04/13 (m)	1,831
3,940	5.984%, 06/20/11 (m)	3,768
	Verizon Communications, Inc.,
1,140	6.400%, 02/15/38	924
2,165	8.750%, 11/01/18	2,165
610	Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e)	500

		20,157

	Electric Utilities — 1.7%
2,540	Alabama Power Capital Trust V, VAR, 5.500%, 10/01/42 (m)	2,250
	Appalachian Power Co.,
1,230	5.550%, 04/01/11 (m)	1,209
3,010	5.650%, 08/15/12 (m)	2,818
1,660	Dominion Resources, Inc., 5.150%, 07/15/15 (m)	1,442
1,100	E.ON International Finance BV, (Netherlands), 5.800%, 04/30/18 (e) (m)	992
330	Mirant Americas Generation LLC, 8.300%, 05/01/11 (m)	305
650	PacificCorp, 5.650%, 07/15/18 (m)	619
1,030	Spectra Energy Capital LLC, 7.500%, 09/15/38 (m)	786
290	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15 (e) (m)	186
900	Virginia Electric & Power Co., 6.350%, 11/30/37	781

		11,388

	Electrical Equipment — 0.0% (g)
395	Baldor Electric Co., 8.625%, 02/15/17 (m)	290

	Electronic Equipment, Instruments & Components — 0.0% (g)
925	NXP BV / NXP Funding LLC, (Netherlands), 9.500%, 10/15/15 (m)	167

	Energy Equipment & Services — 0.3%
	Transocean, Inc., (Cayman Islands),
1,500	6.000%, 03/15/18 (m)	1,328
710	6.800%, 03/15/38	603

		1,931

	Food & Staples Retailing — 1.1%
1,663	CVS Pass-Through Trust, 6.036%, 12/10/28 (e) (m)	1,320
1,930	CVS/Caremark Corp., VAR, 3.111%, 06/01/10 (m)	1,726
1,690	Kroger Co. (The), 6.400%, 08/15/17 (m)	1,592
145	Safeway, Inc., 6.350%, 08/15/17 (m)	135
	Wal-Mart Stores, Inc.,
1,540	5.250%, 09/01/35	1,292
810	5.375%, 04/05/17	839

		6,904

	Food Products — 0.1%
1,005	Del Monte Corp., 6.750%, 02/15/15 (m)	819

	Gas Utilities — 0.4%
1,110	Nakilat, Inc., (Qatar), 6.067%, 12/31/33 (e) (m)	788
1,105	NGPL PipeCo LLC, 7.119%, 12/15/17 (e) (m)	950
1,440	Sonat, Inc., 7.625%, 07/15/11 (m)	1,190

		2,928

	Health Care Equipment & Supplies — 0.3%
2,000	Biomet, Inc., PIK, 10.375%, 10/15/12 (m)	1,480
910	Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	680

		2,160

	Health Care Providers & Services — 1.0%
1,825	Community Health Systems, Inc., 8.875%, 07/15/15 (m)	1,464
2,875	HCA, Inc., PIK, 9.625%, 11/15/16 (m)	2,070
530	Tenet Healthcare Corp., 9.875%, 07/01/14 (m)	382
350	United Surgical Partners International, Inc., PIK, 9.250%, 05/01/17	210
2,760	UnitedHealth Group, Inc., VAR, 3.384%, 06/21/10	2,405

		6,531

	Hotels, Restaurants & Leisure — 0.8%
1,030	McDonald’s Corp., 6.300%, 10/15/37 (m)	971
	MGM Mirage, Inc.,
930	5.875%, 02/27/14 (m)	474
3,400	6.000%, 10/01/09 (m)	2,754
830	6.750%, 04/01/13 (m)	432
990	Vail Resorts, Inc., 6.750%, 02/15/14	718

		5,349

	Household Durables — 0.3%
150	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13 (m)	116
	Beazer Homes USA, Inc.,
260	6.500%, 11/15/13 (m)	93
80	6.875%, 07/15/15 (m)	29
1,320	Jarden Corp., 7.500%, 05/01/17 (m)	858
1,440	Sealy Mattress Co., 8.250%, 06/15/14 (m)	785
1,290	Simmons Co., SUB, 12/15/14 (m)	258

		2,139

	Household Products — 0.1%
	Visant Holding Corp.,
630	8.750%, 12/01/13	454
410	SUB, 10.250%, 12/01/13 (m)	300

		754

	Independent Power Producers & Energy Traders — 0.3%
1,145	Energy Future Holdings Corp., 10.875%, 11/01/17 (e) (m)	739
1,540	NRG Energy, Inc., 7.375%, 02/01/16 (m)	1,251

		1,990

	Industrial Machinery — 0.1%
500	RBS Global, Inc./Rexnord LLC, 8.875%, 09/01/16 (m)	310

	Insurance — 2.0%
1,875	American International Group, Inc., 8.250%, 08/15/18 (e) (m)	1,251
700	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e) (m)	448
2,310	Lincoln National Corp., VAR, 7.000%, 05/17/66 (m)	909
2,730	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e) (m)	2,450
1,020	Nationwide Financial Services, 6.750%, 05/15/37 (m)	574
2,210	Nationwide Life Global Funding I, VAR, 4.370%, 10/09/09 (e) (m)	2,179
1,760	Principal Life Income Funding Trusts, 5.300%, 04/24/13 (m)	1,624
2,210	StanCorp Financial Group, Inc., VAR, 6.900%, 05/29/67 (m)	1,372
4,210	Stingray Pass-Through Trust, 5.902%, 01/12/15 (e) (m)	505
2,290	Swiss RE Capital I LP, (Switzerland), 6.854%, 05/25/16 (e) (m) (x)	1,155
2,300	XL Capital Ltd., (Cayman Islands), 6.500%, 04/15/17 (x)	690

		13,157

	IT Services — 0.2%
450	First Data Corp., 9.875%, 09/24/15 (m)	259
1,400	SunGard Data Systems, Inc., 10.250%, 08/15/15 (m)	812

		1,071

	Leisure Equipment & Products — 0.1%

550	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e) (m)	385

	Machinery — 0.2%
1,550	Terex Corp., 8.000%, 11/15/17 (m)	1,108
200	Titan International, Inc., 8.000%, 01/15/12 (m)	156

		1,264

	Media — 1.6%
710	CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (m)	405
485	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	346
1,140	Comcast Corp., 6.950%, 08/15/37 (m)	956
2,360	Dex Media West LLC/Dex Media Finance Co., 9.875%, 08/15/13 (m)	519
1,080	Dex Media, Inc., SUB, 9.000%, 11/15/13 (m)	140
1,890	DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15 (m)	1,536
2,350	Echostar DBS Corp., 7.125%, 02/01/16 (m)	1,669
1,585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16 (m)	1,062
	Time Warner Cable, Inc.,
1,000	6.550%, 05/01/37 (m)	769
550	7.300%, 07/01/38 (m)	459
2,230	Time Warner, Inc., VAR, 2.405%, 11/13/09 (m)	2,080
435	Videotron Ltee, (Canada), 6.875%, 01/15/14	363

		10,304

	Metals & Mining — 0.7%
1,675	Arch Western Finance LLC, 6.750%, 07/01/13 (m)	1,348
450	FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e) (m)	254
1,145	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15 (m)	830
2,750	Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13 (m)	2,138

		4,570

	Multiline Retail — 0.1%
830	Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15 (m)	353
500	Target Corp., 6.500%, 10/15/37 (m)	374

		727

	Multi-Utilities — 0.8%
1,940	Abu Dhabi National Energy Co., (United Arab Emirates), 5.620%, 10/25/12 (e) (m)	1,690
1,690	Dominion Resources, Inc., VAR, 6.300%, 09/30/66 (m)	828
2,050	MidAmerican Energy Holdings Co., 6.500%, 09/15/37 (m)	1,715
630	Mirant North America LLC, 7.375%, 12/31/13 (m)	545
740	Veolia Environnement, (France), 6.000%, 06/01/18	636

		5,414

	Oil, Gas & Consumable Fuels — 3.3%
	Anadarko Petroleum Corp.,
1,690	6.450%, 09/15/36 (m)	1,308
2,760	VAR, 3.219%, 09/15/09 (m)	2,645
1,090	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38 (m)	806
	Chesapeake Energy Corp.,
530	6.500%, 08/15/17 (m)	362
610	7.000%, 08/15/14 (m)	463
3,010	Citic Resources Finance Ltd., (Bermuda), 6.750%, 05/15/14 (e) (m)	1,866
750	Denbury Resources, Inc., 7.500%, 12/15/15 (m)	514
910	EnCana Corp., (Canada), 6.625%, 08/15/37 (m)	708
1,780	Enterprise Products Operating LLC, 6.300%, 09/15/17 (m)	1,463
400	Forest Oil Corp., 7.250%, 06/15/19 (m)	274
2,021	Gazprom International S.A., (Russia), 7.201%, 02/01/20	1,495
380	Kinder Morgan Energy Partners LP, 6.500%, 02/01/37 (m)	270
500	Newfield Exploration Co., 6.625%, 04/15/16 (m)	365
820	Nexen, Inc., (Canada), 6.400%, 05/15/37 (m)	593
1,880	ONEOK Partners LP, 5.900%, 04/01/12 (m)	1,790
400	PetroHawk Energy Corp., 9.125%, 07/15/13 (m)	306
953	Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e) (m)	964
350	Quicksilver Resources, Inc., 8.250%, 08/01/15 (m)	226
1,650	Ras Laffan Liquefied Natural Gas Co., Ltd. III, (Qatar), 5.832%, 09/30/16 (e) (m)	1,387
1,535	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39 (m)	1,180
840	Valero Energy Corp., 6.625%, 06/15/37	630
	XTO Energy, Inc.,
1,275	5.750%, 12/15/13	1,199
1,190	6.375%, 06/15/38	928

		21,742

	Paper & Forest Products — 0.2%
	Georgia-Pacific LLC,
420	7.000%, 01/15/15 (e) (m)	319
945	7.700%, 06/15/15 (m)	718

		1,037

	Pharmaceuticals — 0.2%
1,280	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38 (m)	1,211

	Real Estate Investment Trusts (REITs) — 0.2%
	Host Hotels & Resorts LP,
855	6.375%, 03/15/15 (m)	575
660	7.125%, 11/01/13 (m)	480

		1,055

	Road & Rail — 0.4%
200	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	116
2,185	Burlington Northern Santa Fe Corp., 7.000%, 02/01/14	2,232
625	Hertz Corp. (The), 8.875%, 01/01/14 (m)	322
530	RSC Equipment Rental, Inc., 9.500%, 12/01/14 (m)	260

		2,930

	Semiconductors & Semiconductor Equipment — 0.1%
420	Freescale Semiconductor, Inc., PIK, 9.125%, 12/15/14 (m)	86
970	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14 (m)	437

		523

	Soft Drinks — 0.3%
2,185	Coca-Cola Enterprises, Inc., 7.375%, 03/03/14 (m)	2,273

	Software — 0.1%
390	Open Solutions, Inc., 9.750%, 02/01/15 (e) (m)	119
710	Oracle Corp., 6.500%, 04/15/38 (m)	645

		764

	Specialty Retail — 0.1%
830	Sally Holdings LLC, 9.250%, 11/15/14 (m)	627

	Textiles, Apparel & Luxury Goods — 0.1%
1,200	Hanesbrands, Inc., VAR, 6.508%, 12/15/14 (m)	774

	Thrifts & Mortgage Finance — 0.0% (g)
220	Countrywide Financial Corp., VAR, 3.418%, 03/24/09 (m)	218

	Tobacco — 0.5%
2,640	Altria Group, Inc., 9.700%, 11/10/18 (m)	2,672
730	Philip Morris International, Inc., 6.375%, 05/16/38 (m)	625

		3,297

	Wireless Telecommunication Services — 0.5%
1,020	Cricket Communications, Inc., 9.375%, 11/01/14 (m)	810
1,000	MetroPCS Wireless, Inc., 9.250%, 11/01/14 (m)	820
2,000	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18 (m)	1,792

		3,422

	Total Corporate Bonds (Cost $263,680)	215,858

	Foreign Government Securities — 2.4%
2,140	Federal Republic of Brazil, (Brazil), 8.000%, 01/15/18	2,209
1,780	Government of Ukraine, (Ukraine), 6.580%, 11/21/16 (e)	730
2,420	IIRSA Norte Finance Ltd., (Peru), 8.750%, 05/30/24	1,936
3,780	National Agricultural Cooperative Federation, (South Korea), VAR, 5.750%, 06/18/14	3,255
4,690	Republic of Argentina, (Argentina), Series USD, VAR, 3.000%, 04/30/13	1,308
	Republic of Guatemala, (Guatemala),
2,130	9.250%, 08/01/13	2,066
2,210	10.250%, 11/08/11	2,210
2,110	United Mexican States, (Mexico), 8.000%, 09/24/22	2,163

	Total Foreign Government Securities (Cost $20,122)	15,877

	Mortgage Pass-Through Securities — 40.5%
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
28,425	TBA, 5.000%, 12/15/38	28,576
42,540	TBA, 5.500%, 01/15/38 - 12/15/38	43,099
30,415	TBA, 6.000%, 12/15/38	31,071
9,000	TBA, 6.500%, 01/15/38	9,245
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
84	6.000%, 02/01/11 - 04/01/11 (m)	86
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
101	6.000%, 01/01/35 (m)	103
30	7.000%, 12/01/25 - 02/01/26 (m)	31
71	7.500%, 10/01/26 - 02/01/27 (m)	75
52	8.000%, 04/01/26 - 07/01/26 (m)	55
	Federal National Mortgage Association, 15 Year, Single Family,
17,205	TBA, 4.500%, 12/25/23	17,199
16,165	TBA, 5.000%, 12/25/23	16,347
4,035	TBA, 6.000%, 12/25/23	4,121
	Federal National Mortgage Association, 30 Year, Single Family,
52,238	6.000%, 10/01/23 - 12/25/38 (m)	53,407
961	6.500%, 04/01/29 - 03/01/35 (m)	989
283	7.000%, 02/01/35 - 03/01/35 (m)	295
30	7.500%, 03/01/35 (m)	32
6,065	TBA, 4.500%, 12/25/38	5,976
620	TBA, 5.000%, 12/25/38	624
21,585	TBA, 5.500%, 12/15/38	21,943
4,285	TBA, 6.500%, 12/25/38	4,404
	Government National Mortgage Association, 30 Year, Single Family,
551	7.000%, 09/15/31 (m)	568
1	9.000%, 04/15/11 (m)	1

20,365	TBA, 6.000%, 12/15/38	20,798
8,000	TBA, 6.500%, 12/15/38	8,197
	Total Mortgage Pass-Through Securities (Cost $263,018)	267,242

	Supranational — 0.5%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,813)	2,988

	U.S. Government Agency Securities — 15.2%
	Federal Home Loan Mortgage Corp.,
9,360	3.250%, 07/16/10 (m)	9,533
30,000	4.125%, 12/21/12 (m)	31,164
8,770	4.875%, 06/13/18 (m)	9,333
1,800	5.125%, 10/18/16 (m)	1,928
	Federal National Mortgage Association,
15,800	3.000%, 07/12/10 (m)	16,028
200	3.875%, 07/12/13 (m)	207
2,140	4.875%, 12/15/16 (m)	2,254
27,500	6.000%, 05/15/11 (m)	29,608
50	6.625%, 11/15/30 (m)	63

	Total U.S. Government Agency Securities (Cost $97,326)	100,118

	U.S. Treasury Obligations — 4.3%
	U.S. Treasury Bonds,
835	4.375%, 02/15/38 (m)	967
310	5.500%, 08/15/28 (m)	385
300	6.250%, 08/15/23 (m)	383
750	7.500%, 11/15/16 (m)	979
6,740	U.S. Treasury Inflation Indexed Notes, 0.647%, 04/15/13	6,272
	U.S. Treasury Notes,
1,005	1.500%, 10/31/10 (k) (m)	1,015
5,800	1.750%, 11/15/11 (m)	5,873
1,620	2.625%, 05/31/10 (k)	1,664
1,000	2.750%, 07/31/10 (k)	1,033
3,010	2.750%, 10/31/13 (m)	3,129
2,510	2.875%, 06/30/10 (k) (m)	2,589
1,060	3.125%, 08/31/13 (m)	1,122
735	3.125%, 09/30/13 (m)	778
500	3.375%, 07/31/13 (m)	536
575	3.500%, 02/15/18 (m)	601
620	3.875%, 05/15/18 (m)	669

	Total U.S. Treasury Obligations (Cost $27,064)	27,995

	Total Long-Term Investments (Cost $864,516)	785,050

NOTIONAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Options Purchased — 1.0%
	Call Option Purchased — 1.0%
180	1 Year Eurodollar Mid-Curve Futures, Expiring 12/12/08 @ $97.88, American Style.	90
	Receiver Options Purchased on Interest Rate Swaps:
200,000	Expiring 02/09/09. If exercised the Fund receives semi-annually 2.340% and pays quarterly floating 3 month LIBOR expiring 02/11/10, European Style. Counterparty: Goldman Sachs Capital Management (r)	1,030
400,000	Expiring 02/09/09. If exercised the Fund receives semi-annually 3.090% and pays quarterly floating 3 month LIBOR expiring 02/11/10, European Style. Counterparty: Goldman Sachs Capital Management (r)	4,469
82,530	Expiring 03/16/09. If exercised the Fund receives semi-annually 2.510% and pays quarterly floating 3 month LIBOR expiring 03/18/10, European Style. Counterparty: Barclays Bank plc (r)	554
178,630	Expiring 12/18/08. If exercised the Fund receives semi-annually 1.550% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	42
178,630	Expiring 12/18/08. If exercised the Fund receives semi-annually 2.300% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	595

	Total Call Options Purchased	6,780

	Put Option Purchased — 0.0% (g)
180	1 Year Eurodollar Mid-Curve Futures, Expiring 12/12/08 @ $ 97.13, American Style	7

	Total Options Purchased (Cost $2,118)	6,787

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 20.3%
	Investment Company — 20.3%
133,718	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $133,718)	133,718

	Total Investments — 140.4% (Cost $1,000,352)	925,555
	Liabilities in Excess of Other Assets — (40.4)%	(266,132)

	NET ASSETS — 100.0%	$659,423

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
112	Euro Bobl	12/08/08	$16,923	$358
158	Euro Schatz	12/08/08	21,387	284
10	10 Year Japanese Government Bond	12/11/08	14,584	185
182	Eurodollar	12/15/08	44,533	212
79	Eurodollar	03/16/09	19,371	51
553	10 Year U.S. Treasury Note	03/20/09	66,896	2,012
248	30 Year U.S. Treasury Bond	03/20/09	31,616	828
23	Long Gilt	03/27/09	4,130	41
216	30 Day Federal Funds	03/30/09	89,586	662
42	2 Year U.S. Treasury Note	03/31/09	9,106	64
55	5 Year U.S. Treasury Note	03/31/09	6,419	84
9	30 Day Federal Funds	04/30/09	3,731	53
17	Eurodollar	06/15/09	4,168	15
65	30 Day Federal Funds	06/30/09	26,924	138
43	30 Day Federal Funds	07/31/09	17,794	82
17	Eurodollar	09/14/09	4,166	21
24	30 Day Federal Funds	11/30/09	9,897	(2)
167	Eurodollar	12/14/09	40,886	138
17	Eurodollar	03/15/10	4,161	28
17	Eurodollar	06/14/10	4,157	35
250	Eurodollar	09/13/10	61,019	121
	Short Futures Outstanding
(34)	Euro Bund	12/08/08	(5,247)	(307)
(16)	Eurodollar	12/15/08	(3,915)	(38)
(49)	30 Day Federal Funds	01/30/09	(20,333)	(115)
(49)	30 Day Federal Funds	02/27/09	(20,334)	(124)
(16)	Eurodollar	03/16/09	(3,923)	(49)
(223)	2 Year U.S. Treasury Note	03/31/09	(48,349)	(274)
(231)	5 Year U.S. Treasury Note	03/31/09	(26,960)	(223)
(29)	10 Year U.S. Treasury Note	03/31/09	(3,508)	(106)
(14)	30 Year U.S. Treasury Bond	03/31/09	(1,785)	(47)
(16)	Eurodollar	06/15/09	(3,923)	(45)
(16)	Eurodollar	09/14/09	(3,921)	(10)
(16)	Eurodollar	12/14/09	(3,917)	(76)
(16)	Eurodollar	03/15/10	(3,917)	(84)
(16)	Eurodollar	06/14/10	(3,912)	(88)

				$3,824

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2008
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $23,550,000 which amounts to 2.5% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)	Rates shown are per annum and payments are as described.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,642
Aggregate gross unrealized depreciation	(88,439)

Net unrealized appreciation/depreciation	($74,797)

Federal income tax cost of investments	$1,000,352

Short Positions

Principal Amount $	Security Description	Value $

(27,650)	FNMA, 15 Year, Single Family, TBA, 5.500%, 12/25/23	$ (28,125)
(Proceeds received of $27,883.)

Interest Rate Swaps

		RATE TYPE (r)
		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY		BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Deutsche Bank AG, New York		4.298% semi-annually	3 month LIBOR quarterly	10/09/38	$ 4,450	$ (1,114)
Deutsche Bank AG, New York		4.180% semi-annually	3 month LIBOR quarterly	10/10/38	1,575	(357)
Deutsche Bank AG, New York		4.238% semi-annually	3 month LIBOR quarterly	10/23/38	3,005	(719)
Deutsche Bank AG, New York		4.159% semi-annually	3 month LIBOR quarterly	08/15/20	9,340	(989)
Deutsche Bank AG, New York		3.866% semi-annually	3 month LIBOR quarterly	02/15/25	2,510	(248)
						$ (3,427)

Credit Default Swaps
		BUY/SELL	FUND PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	SWAP COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE
ABX.HE.PENAAA.06.2	Royal Bank of Scotland [1]	Buy	0.110% monthly	05/25/46	$ 11,375	$ 3,358
ABX.HE.PENAAA.07.2	Royal Bank of Scotland [2]	Sell	0.760% monthly	01/25/38	11,375	(6,824)
Aetna, Inc., 6.625%, 06/15/36	Royal Bank of Scotland	Buy	1.220% quarterly	12/20/13	6,000	132
CDX.EM.10	Barclays Bank plc [3]	Buy	3.350% semi-annually	12/20/13	5,900	897
CDX.EM.10	Barclays Bank plc [4]	Buy	3.350% semi-annually	12/20/13	9,950	1,513
CDX.EM.10	Barclays Bank plc [5]	Buy	3.350% semi-annually	12/20/13	2,060	313
CDX.EM.10	Deutsche Bank AG, New York [6]	Buy	3.350% semi-annually	12/20/13	3,700	563
CDX.EM.10	Deutsche Bank AG, New York [7]	Buy	3.350% semi-annually	12/20/13	2,470	376
CDX.EM.10	Royal Bank of Scotland [8]	Buy	3.350% semi-annually	12/20/13	3,700	563
CDX.NA.HY.11	Deutsche Bank AG, New York [9]	Sell	5.000% quarterly	12/20/13	3,750	(947)
CDX.NA.HY.11	Deutsche Bank AG, New York [10]	Sell	5.000% quarterly	12/20/13	3,700	(941)
CDX.NA.HY.11	Deutsche Bank AG, New York [11]	Sell	5.000% quarterly	12/20/13	1,850	(471)
CDX.NA.HY.11	Deutsche Bank AG, New York [12]	Sell	5.000% quarterly	12/20/13	1,850	(472)
CDX.NA.HY.11	Deutsche Bank AG, New York [13]	Sell	5.000% quarterly	12/20/13	1,850	(472)
CDX.NA.IG.11	Barclays Bank plc [14]	Buy	1.500% quarrterly	12/20/13	14,300	502
CDX.NA.IG.11	Deutsche Bank AG, New York [15]	Sell	1.500% quarterly	12/20/13	5,700	(200)
Republic of Brazil, 12.250%, 03/06/30	Deutsche Bank AG, New York	Buy	4.50% semi-annually	12/20/13	1,540	(82)
Wells Fargo & Co., 3.716%, 10/28/15	Royal Bank of Scotland	Buy	1.400% quarterly	12/20/13	2,000	15
						$ (2,177)
[1] Premiums paid of $2,098.
[2] Premiums received of $6,126.
[3] Premiums paid of $692.
[4] Premiums paid of $1,522.
[5] Premiums paid of $418.
[6] Premiums paid of $756.
[7] Premiums paid of $449.
[8] Premiums paid of $664.
[9] Premiums received of $650.
[10] Premiums received of $801.
[11] Premiums received of $435.
[12] Premiums received of $497.
[13] Premiums received of $513.
[14] Premiums paid of $538.
[15] Premiums received of $129.

Price Lock Swaps
			TERMINATION	NOTIONAL
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE
Deutsche Bank AG, New York (†)	U.S. Treasury Note, 4.500%, 05/15/38	$ 103.69	12/12/08	8,550	1,334
Deutsche Bank AG, New York (†)	U.S. Treasury Note, 8.750%, 08/15/20	138.69	12/12/08	$ 7,775	$ 720

					$ 2,054

(†) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

Options Written

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Mid-Curve Futures, American Style	$ 98.13	12/12/2008	$ 180	$ (38)
(Premiums received of $61.)

Receiver Options Written on Interest Rate Swaps *
COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.010% semi-annually	03/16/09	03/18/10	$ 82,530	$ (302)
Deutsche Bank AG, New York	1.800% semi-annually	12/18/08	12/22/09	178,630	(131)
Deutsche Bank AG, New York	2.050% semi-annually	12/18/08	12/22/09	178,630	(313)
Goldman Sachs Capital Management	2.840% semi-annually	02/09/09	02/11/10	400,000	(3,597)
Goldman Sachs Capital Management	2.590% semi-annually	02/09/09	02/11/10	400,000	(2,787)
(Premiums received of $1,565.)					$ (7,130)

* European Style
** The Fund would pay or receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Mid-Curve Futures, American Style	$ 97.38	12/12/2008	$ 180	$ (14)
(Premiums received of $125)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 133,815	$ (52)	$ 5,412	$ (1,588)
Level 2 - Other significant observable inputs	768,190	(35,255)	3,732	(5,621)
Level 3 - Significant unobservable inputs	23,550	-	-	-
Total	$ 925,555	$ (35,307)	$ 9,144	$ (7,209)

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 12/31/07	$ -	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	23,550	-
Balance as of 06/30/08	$ 23,550	$ -

† Liabilities in securities sold short may include written options.
* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2009

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

January 28, 2009